UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Guggenheim Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1).  The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549‑0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2015

Guggenheim Funds Semi-Annual Report

Guggenheim Funds Trust-Equity
Guggenheim Alpha Opportunity Fund
Guggenheim Enhanced World Equity Fund
Guggenheim Large Cap Value Fund
Guggenheim Risk Managed Real Estate Fund
Guggenheim Small Cap Value Fund
Guggenheim StylePlus—Large Core Fund
Guggenheim StylePlus—Mid Growth Fund
Guggenheim World Equity Income Fund

SBE-SEMI-0315x0915	guggenheiminvestments.com

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Distributed by Guggenheim Funds Distributors, LLC. GI-GOGREEN-0415 x0416 #17714

Guggenheim Investments eDelivery Service Notice A

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
ALPHA OPPORTUNITY FUND	8
ENHANCED WORLD EQUITY FUND	19
LARGE CAP VALUE FUND	25
RISK MANAGED REAL ESTATE FUND	34
SMALL CAP VALUE FUND	42
STYLEPLUS—LARGE CORE FUND	49
STYLEPLUS—MID GROWTH FUND	59
WORLD EQUITY INCOME FUND	68
NOTES TO FINANCIAL STATEMENTS	76
OTHER INFORMATION	91
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	92
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	96

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

  March 31, 2015

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management (the “Investment Advisers”) are pleased to present the semi-annual shareholder report for a selection of our Funds (the “Funds”) for the six-month period ended March 31, 2015.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2015

The U.S. continued to enjoy a self-sustaining economic expansion for the six-month period ended March 31, 2015, although winter weather was likely to distort first-quarter economic data. In addition, U.S. companies scaled back hiring in the last month of the period, adding to evidence that the domestic economy has lost some momentum since the turn of the year. The March increase in payrolls was the smallest since December 2013 and broke a 12-month run of gains above 200,000.

Despite this short-term dislocation, the economy remains on track. Indeed, many other labor market indicators, such as initial jobless claims and the job openings rate, suggest that the U.S. labor market remains quite strong, supporting the conclusion that March’s payroll report was just a temporary blip, similar to the one witnessed last winter. As soon as temporary seasonal factors have dissipated, economic data is likely to bounce back. The labor market has improved over the past year, as subdued mortgage rates and tight housing inventory continue to point to fairly stable appreciation in the housing market, which is key to the ongoing recovery. Consumers are also being helped by lower fuel prices, which are acting as a tax cut for U.S. consumers, freeing up discretionary spending in other areas and acting as a support for consumption.

In Europe, economic data has been surprisingly good and should continue along that path on the back of the European Central Bank’s program of quantitative easing and depreciation of the euro. Japan’s economy remains weak and, without more structural reform, continued monetary accommodation could lead to stagflation. China’s policymakers appear likely to continue the supply of credit and do whatever else is necessary to maintain growth there at an acceptable pace for the near term.

Given weakness overseas and the effect of a stronger U.S. dollar on international earnings, some stocks could face a more challenging environment in the near term, but our research shows that equity markets tend to perform quite well in the periods leading up to a U.S. Federal Reserve (the “Fed”) rate increase. The yield on the 10-year Treasury note declined in January by more than 50 basis points before rebounding in February, echoing the pattern since 2009—Treasury yields decline and a sell-off ensues, driving rates higher. Then conditions stabilize, and rates test their previous lows. Liquidity from foreign central banks and comparatively attractive U.S. yields continue to push global investors to U.S. Treasuries, which should hold down U.S. interest rates in the near term.

Against this backdrop, the U.S. central bank feels pressure to raise its key rate above zero, but insists the decision will be data-dependent and not occur prematurely. With a secular inflation increase unlikely in the near term, slack in the economy, and disinflation being imported from abroad, the Fed may not hike rates until later in the year. The Fed for now appears to be focused on wage growth, which is key for sustaining the expansion but also an indicator of inflationary pressure. The lack of sustained wage growth has been a topic that has confounded the Fed lately. Given the strengthening employment numbers and the apparent reduction in labor market slack, wages should start to increase more steadily across the board. This is one of the most important data points at the moment for the Fed.

The underlying U.S. economy remains strong and investors should avoid being panicked by seasonal setbacks. Indeed, considering the strength of the economy and the wave of liquidity emanating from various central banks around the world, the general investment environment should remain attractive.

For the six months ended March 31, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.93%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.13%. The return of the MSCI Emerging Markets Index* was -2.37%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.43% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.49%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2014 and ending March 31, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]

Alpha Opportunity Fund
A-Class	2.66%	4.04%	$1,000.00	$1,040.40	$13.53
C-Class	3.39%	3.67%	1,000.00	1,036.70	17.21
Institutional Class	2.42%	4.17%	1,000.00	1,041.70	12.32
Enhanced World Equity Fund
A-Class	1.26%	(0.84%)	1,000.00	991.60	6.26
C-Class	2.01%	(1.25%)	1,000.00	987.50	9.96
Institutional Class	1.01%	(0.74%)	1,000.00	992.60	5.02
Large Cap Value Fund
A-Class	1.16%	2.18%	1,000.00	1,021.80	5.85
B-Class[4]	0.91%	2.34%	1,000.00	1,023.40	4.59
C-Class	1.91%	1.84%	1,000.00	1,018.40	9.61
Institutional Class	0.91%	2.34%	1,000.00	1,023.40	4.59
Risk Managed Real Estate Fund
A-Class	1.53%	19.35%	1,000.00	1,193.50	8.37
C-Class	2.27%	18.96%	1,000.00	1,189.60	12.39
Institutional Class	1.24%	19.56%	1,000.00	1,195.60	6.79
Small Cap Value Fund
A-Class	1.34%	7.68%	1,000.00	1,076.80	6.94
C-Class	2.09%	7.33%	1,000.00	1,073.30	10.80
Institutional Class	1.09%	7.85%	1,000.00	1,078.50	5.65
StylePlus—Large Core Fund
A-Class	1.33%	6.15%	1,000.00	1,061.50	6.84
B-Class	2.61%	5.44%	1,000.00	1,054.40	13.37
C-Class	2.25%	5.66%	1,000.00	1,056.60	11.54
Institutional Class	1.21%	6.25%	1,000.00	1,062.50	6.22
StylePlus—Mid Growth Fund
A-Class	1.48%	11.54%	1,000.00	1,115.40	7.81
B-Class	2.86%	10.76%	1,000.00	1,107.60	15.03
C-Class	2.34%	11.05%	1,000.00	1,110.50	12.31
Institutional Class	1.34%	11.60%	1,000.00	1,116.00	7.07
World Equity Income Fund
A-Class	1.48%	0.43%	1,000.00	1,004.30	7.40
B-Class[4]	1.23%	0.52%	1,000.00	1,005.20	6.15
C-Class	2.23%	0.04%	1,000.00	1,000.40	11.12
Institutional Class	1.22%	0.56%	1,000.00	1,005.60	6.10

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)

Alpha Opportunity Fund
A-Class	2.66%	5.00%	$1,000.00	$1,011.67	$13.34
C-Class	3.39%	5.00%	1,000.00	1,008.03	16.97
Institutional Class	2.42%	5.00%	1,000.00	1,012.86	12.14
Enhanced World Equity Fund
A-Class	1.26%	5.00%	1,000.00	1,018.65	6.34
C-Class	2.01%	5.00%	1,000.00	1,014.91	10.10
Institutional Class	1.01%	5.00%	1,000.00	1,019.90	5.09
Large Cap Value Fund
A-Class	1.16%	5.00%	1,000.00	1,019.15	5.84
B-Class[4]	0.91%	5.00%	1,000.00	1,020.39	4.58
C-Class	1.91%	5.00%	1,000.00	1,015.41	9.60
Institutional Class	0.91%	5.00%	1,000.00	1,020.39	4.58
Risk Managed Real Estate Fund
A-Class	1.53%	5.00%	1,000.00	1,017.30	7.70
C-Class	2.27%	5.00%	1,000.00	1,013.61	11.40
Institutional Class	1.24%	5.00%	1,000.00	1,018.75	6.24
Small Cap Value Fund
A-Class	1.34%	5.00%	1,000.00	1,018.25	6.74
C-Class	2.09%	5.00%	1,000.00	1,014.51	10.50
Institutional Class	1.09%	5.00%	1,000.00	1,019.50	5.49
StylePlus—Large Core Fund
A-Class	1.33%	5.00%	1,000.00	1,018.30	6.69
B-Class	2.61%	5.00%	1,000.00	1,011.92	13.09
C-Class	2.25%	5.00%	1,000.00	1,013.71	11.30
Institutional Class	1.21%	5.00%	1,000.00	1,018.90	6.09
StylePlus—Mid Growth Fund
A-Class	1.48%	5.00%	1,000.00	1,017.55	7.44
B-Class	2.86%	5.00%	1,000.00	1,010.67	14.34
C-Class	2.34%	5.00%	1,000.00	1,013.26	11.75
Institutional Class	1.34%	5.00%	1,000.00	1,018.25	6.74
World Equity Income Fund
A-Class	1.48%	5.00%	1,000.00	1,017.55	7.44
B-Class[4]	1.23%	5.00%	1,000.00	1,018.80	6.19
C-Class	2.23%	5.00%	1,000.00	1,013.81	11.20
Institutional Class	1.22%	5.00%	1,000.00	1,018.85	6.14

[1]
This ratio represents annualized net expenses, which may include short dividend and interest expenses. Excluding these expenses, the operating expense ratio for the Alpha Opportunity Fund would be 1.79%, 2.54% and 1.54% and the Risk Managed Real Estate Fund would be 1.29%, 2.05% and 1.01% for the A-Class, C-Class and Institutional Class, respectively. Excludes expenses of the underlying funds in which the Funds invest.

[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2014 to March 31, 2015.
[4]	B-Class shares did not charge 12b-1 fees during the period.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2015

ALPHA OPPORTUNITY FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 7, 2003
C-Class	July 7, 2003
Institutional Class	November 7, 2008

Ten Largest Holdings (% of Total Net Assets)
Wal-Mart Stores, Inc.	1.4%
ConAgra Foods, Inc.	1.4%
Merck & Company, Inc.	1.2%
Intel Corp.	1.0%
DaVita HealthCare Partners, Inc.	1.0%
International Business Machines Corp.	1.0%
Brixmor Property Group, Inc.	1.0%
Quest Diagnostics, Inc.	1.0%
Ingredion, Inc.	1.0%
Anthem, Inc.	0.9%
Top Ten Total	10.9%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
ALPHA OPPORTUNITY FUND

	Shares	Value

COMMON STOCKS† - 80.3%

CONSUMER, NON-CYCLICAL - 28.8%
ConAgra Foods, Inc.	4,683	$171,065
Merck & Company, Inc.	2,578	148,184
DaVita HealthCare Partners, Inc.*	1,588	129,073
Quest Diagnostics, Inc.	1,589	122,115
Ingredion, Inc.	1,566	121,866
Anthem, Inc.	768	118,586
Molson Coors Brewing Co. — Class B	1,508	112,271
Coca-Cola Enterprises, Inc.	2,490	110,058
Baxter International, Inc.	1,602	109,737
UnitedHealth Group, Inc.	856	101,256
HCA Holdings, Inc.*	1,298	97,649
Aetna, Inc.	886	94,386
Gilead Sciences, Inc.	949	93,124
Pfizer, Inc.	2,658	92,473
PepsiCo, Inc.	949	90,743
Cigna Corp.	696	90,090
Campbell Soup Co.	1,848	86,024
Humana, Inc.	463	82,423
Omnicare, Inc.	1,030	79,372
Epizyme, Inc.*	4,077	76,567
Universal Health Services, Inc. — Class B	614	72,274
ManpowerGroup, Inc.	801	69,007
United Rentals, Inc.*	679	61,898
Dr Pepper Snapple Group, Inc.	758	59,488
SUPERVALU, Inc.*	4,980	57,917
Magellan Health, Inc.*	761	53,894
Eli Lilly & Co.	733	53,252
JM Smucker Co.	446	51,615
Tekmira Pharmaceuticals Corp.*	2,951	51,524
Molina Healthcare, Inc.*	727	48,920
Amgen, Inc.	300	47,955
MEDNAX, Inc.*	643	46,624
Cardinal Health, Inc.	511	46,128
Coca-Cola Co.	1,137	46,105
Varian Medical Systems, Inc.*	480	45,163
H&R Block, Inc.	1,400	44,898
Darling Ingredients, Inc.*	3,056	42,815
Hershey Co.	413	41,676
Centene Corp.*	587	41,495
Select Medical Holdings Corp.	2,727	40,441
United Therapeutics Corp.*	232	40,005
Halyard Health, Inc.*	811	39,901
Health Net, Inc.*	647	39,137
Andersons, Inc.	923	38,185
Cal-Maine Foods, Inc.	976	38,123
LifePoint Hospitals, Inc.*	509	37,386
Sanderson Farms, Inc.	467	37,197
Hill-Rom Holdings, Inc.	758	37,142
Chemed Corp.	306	36,536
Total System Services, Inc.	953	36,357
Stryker Corp.	385	35,516
Patterson Companies, Inc.	725	35,373
Medifast, Inc.*	1,142	34,226
Total Consumer, Non-cyclical		3,635,235

INDUSTRIAL - 14.0%
Emerson Electric Co.	2,042	115,618
Fluor Corp.	2,008	114,778
Joy Global, Inc.	2,164	84,786
Energizer Holdings, Inc.	529	73,028
AGCO Corp.	1,489	70,936
Parker-Hannifin Corp.	589	69,961
CSX Corp.	1,977	65,479
Oshkosh Corp.	1,322	64,500
Norfolk Southern Corp.	613	63,090
Terex Corp.	2,359	62,726
Jacobs Engineering Group, Inc.*	1,315	59,386
ITT Corp.	1,462	58,349
Timken Co.	1,341	56,510
Kirby Corp.*	752	56,438
Kennametal, Inc.	1,637	55,150
Jabil Circuit, Inc.	2,247	52,534
Con-way, Inc.	1,138	50,220
Avnet, Inc.	1,113	49,528
Triumph Group, Inc.	800	47,776
Stanley Black & Decker, Inc.	484	46,154
Deere & Co.	505	44,283
Arrow Electronics, Inc.*	666	40,726
Trinity Industries, Inc.	1,132	40,197
Sanmina Corp.*	1,601	38,728
Tech Data Corp.*	659	38,070
Waters Corp.*	304	37,793
Raytheon Co.	336	36,708
TE Connectivity Ltd.	501	35,882
Actuant Corp. — Class A	1,488	35,325
Valmont Industries, Inc.	283	34,775
Lincoln Electric Holdings, Inc.	525	34,330
Union Pacific Corp.	310	33,576
Total Industrial		1,767,340

TECHNOLOGY - 11.7%
Intel Corp.	4,221	131,990
International Business Machines Corp.	801	128,561
Micron Technology, Inc.*	4,317	117,120
NetApp, Inc.	3,226	114,394
SanDisk Corp.	1,678	106,754
EMC Corp.	3,394	86,751
Seagate Technology plc	1,607	83,612
Hewlett-Packard Co.	2,595	80,860
Microsoft Corp.	1,946	79,115
Pitney Bowes, Inc.	3,137	73,155
Oracle Corp.	1,674	72,233
Xilinx, Inc.	1,425	60,278
Accenture plc — Class A	631	59,118
QUALCOMM, Inc.	748	51,866

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
ALPHA OPPORTUNITY FUND

	Shares	Value

Apple, Inc.	348	$43,302
KLA-Tencor Corp.	740	43,135
Lexmark International, Inc. — Class A	956	40,477
CACI International, Inc. — Class A*	410	36,867
Texas Instruments, Inc.	626	35,798
MKS Instruments, Inc.	1,021	34,520
Total Technology		1,479,906

UTILITIES - 8.9%
Edison International	1,824	113,946
DTE Energy Co.	1,285	103,687
PPL Corp.	2,696	90,747
American Electric Power Company, Inc.	1,604	90,225
PG&E Corp.	1,643	87,194
AGL Resources, Inc.	1,641	81,477
National Fuel Gas Co.	1,156	69,741
OGE Energy Corp.	2,038	64,421
Global Partners, LP	1,648	57,350
Questar Corp.	2,268	54,114
Vectren Corp.	1,221	53,895
MDU Resources Group, Inc.	2,351	50,170
UGI Corp.	1,511	49,243
Great Plains Energy, Inc.	1,585	42,288
PNM Resources, Inc.	1,304	38,077
NextEra Energy, Inc.	358	37,250
Westar Energy, Inc.	952	36,900
Total Utilities		1,120,725

FINANCIAL - 7.8%
Brixmor Property Group, Inc.	4,694	124,626
Hartford Financial Services Group, Inc.	2,540	106,224
Aflac, Inc.	1,500	96,015
Prudential Financial, Inc.	1,034	83,041
American International Group, Inc.	1,401	76,762
MetLife, Inc.	1,317	66,574
Nationstar Mortgage Holdings, Inc.*	2,282	56,526
Principal Financial Group, Inc.	957	49,161
Assurant, Inc.	723	44,399
Berkshire Hathaway, Inc. — Class B*	297	42,863
Regions Financial Corp.	4,464	42,185
Loews Corp.	1,033	42,177
TCF Financial Corp.	2,504	39,363
ProAssurance Corp.	850	39,024
Charles Schwab Corp.	1,221	37,167
Northern Trust Corp.	525	36,566
Total Financial		982,673

CONSUMER, CYCLICAL - 4.1%
Wal-Mart Stores, Inc.	2,202	181,115
CVS Health Corp.	785	81,020
PACCAR, Inc.	1,139	71,916
Ingram Micro, Inc. — Class A*	2,067	51,923
Dana Holding Corp.	2,200	46,552
Costco Wholesale Corp.	275	41,661
WW Grainger, Inc.	155	36,551
Total Consumer, Cyclical		510,738

COMMUNICATIONS - 2.9%
Time Warner, Inc.	1,007	85,032
Scripps Networks Interactive, Inc. — Class A	854	58,550
General Communication, Inc. — Class A*	3,438	54,183
VeriSign, Inc.*	786	52,638
Viacom, Inc. — Class B	728	49,722
NETGEAR, Inc.*	1,131	37,187
Cablevision Systems Corp. — Class A	1,849	33,837
Total Communications		371,149

ENERGY - 1.5%
ConocoPhillips	837	52,111
Chevron Corp.	489	51,335
Marathon Oil Corp.	1,641	42,847
Anadarko Petroleum Corp.	517	42,813
Total Energy		189,106

BASIC MATERIALS - 0.6%
United States Steel Corp.	1,621	39,552
Nucor Corp.	775	36,836
Total Basic Materials		76,388

Total Common Stocks
(Cost $10,118,180)		10,133,260

SHORT TERM INVESTMENTS† - 8.0%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund 0.00%	1,002,886	1,002,886
Total Short Term Investments
(Cost $1,002,886)		1,002,886

Total Investments - 88.3%
(Cost $11,121,066)		11,136,146

COMMON STOCKS SOLD SHORT† - (66.1)%
MIDSTREAM OIL – (0.0)%
Magellan Midstream Partners, LP	36	(2,762)

UTILITIES - (0.7)%
NiSource, Inc.	1,006	(44,425)
Dominion Resources, Inc.	633	(44,861)
Total Utilities		(89,286)

ENERGY - (1.9)%
Crestwood Equity Partners, LP	230	(1,380)
Rose Rock Midstream, LP	51	(2,423)
Holly Energy Partners, LP	79	(2,484)
NuStar GP Holdings LLC	106	(3,752)
Tesoro Logistics, LP	97	(5,219)
Genesis Energy, LP	150	(7,050)
ONEOK, Inc.	261	(12,591)
SemGroup Corp. — Class A	156	(12,689)

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
ALPHA OPPORTUNITY FUND

	Shares	Value

Williams Companies, Inc.	260	$(13,153)
Gulfport Energy Corp.*	887	(40,722)
Exterran Holdings, Inc.	1,246	(41,828)
Marathon Petroleum Corp.	429	(43,925)
Spectra Energy Corp.	1,351	(48,866)
Total Energy		(236,082)

TECHNOLOGY - (3.3)%
CommVault Systems, Inc.*	757	(33,081)
Intuit, Inc.	373	(36,166)
Allscripts Healthcare Solutions, Inc.*	3,051	(36,490)
Akamai Technologies, Inc.*	521	(37,014)
Ultimate Software Group, Inc.*	222	(37,730)
Cognizant Technology Solutions Corp. — Class A*	675	(42,113)
Bottomline Technologies de, Inc.*	1,578	(43,190)
Cerner Corp.*	641	(46,960)
Solera Holdings, Inc.	920	(47,527)
Adobe Systems, Inc.*	786	(58,117)
Total Technology		(418,388)

COMMUNICATIONS - (3.6)%
Walt Disney Co.	345	(36,187)
ViaSat, Inc.*	713	(42,502)
Nielsen N.V.	1,173	(52,281)
Fortinet, Inc.*	1,601	(55,955)
Priceline Group, Inc.*	51	(59,372)
Facebook, Inc. — Class A*	975	(80,160)
Amazon.com, Inc.*	329	(122,420)
Total Communications		(448,877)

BASIC MATERIALS - (5.3)%
HB Fuller Co.	824	(35,325)
Dow Chemical Co.	756	(36,273)
RPM International, Inc.	944	(45,303)
Allegheny Technologies, Inc.	1,661	(49,847)
Eastman Chemical Co.	730	(50,560)
Minerals Technologies, Inc.	712	(52,047)
Cytec Industries, Inc.	1,023	(55,283)
Valspar Corp.	660	(55,459)
Praxair, Inc.	487	(58,800)
Ashland, Inc.	523	(66,583)
Ecolab, Inc.	616	(70,458)
Compass Minerals International, Inc.	1,006	(93,769)
Total Basic Materials		(669,707)

INDUSTRIAL - (7.5)%
Martin Midstream Partners, LP	20	(709)
Greif, Inc. — Class A	878	(34,479)
Graco, Inc.	478	(34,492)
CH Robinson Worldwide, Inc.	492	(36,024)
Allegion plc	622	(38,048)
Kansas City Southern	384	(39,199)
Knight Transportation, Inc.	1,244	(40,119)
B/E Aerospace, Inc.	646	(41,099)
UTI Worldwide, Inc.*	3,665	(45,080)
TimkenSteel Corp.	1,764	(46,693)
Lennox International, Inc.	419	(46,798)
Pall Corp.	467	(46,882)
Packaging Corporation of America	687	(53,717)
AMETEK, Inc.	1,050	(55,167)
Roper Industries, Inc.	322	(55,384)
Louisiana-Pacific Corp.*	3,537	(58,396)
Bemis Company, Inc.	1,305	(60,434)
General Electric Co.	2,573	(63,836)
Stericycle, Inc.*	456	(64,036)
Sealed Air Corp.	1,754	(79,911)
Total Industrial		(940,503)

CONSUMER, NON-CYCLICAL - (7.8)%
Alkermes plc*	340	(20,730)
ACADIA Pharmaceuticals, Inc.*	640	(20,858)
Repligen Corp.*	765	(23,225)
Halozyme Therapeutics, Inc.*	1,655	(23,633)
Neurocrine Biosciences, Inc.*	597	(23,707)
Alnylam Pharmaceuticals, Inc.*	229	(23,912)
Ultragenyx Pharmaceutical, Inc.*	389	(24,153)
Biogen, Inc.*	59	(24,912)
Incyte Corp.*	276	(25,298)
Medivation, Inc.*	201	(25,943)
NewLink Genetics Corp.*	491	(26,863)
Anacor Pharmaceuticals, Inc.*	486	(28,115)
Insmed, Inc.*	1,444	(30,035)
Bluebird Bio, Inc.*	249	(30,072)
Receptos, Inc.*	195	(32,154)
Brown-Forman Corp. — Class B	400	(36,140)
Avery Dennison Corp.	686	(36,296)
Church & Dwight Company, Inc.	427	(36,474)
Monro Muffler Brake, Inc.	579	(37,664)
WhiteWave Foods Co. — Class A*	871	(38,620)
Perrigo Company plc	265	(43,871)
Robert Half International, Inc.	780	(47,206)
Cooper Companies, Inc.	260	(48,729)
Akorn, Inc.*	1,061	(50,408)
Equifax, Inc.	556	(51,708)
Endo International plc*	600	(53,820)
Edwards Lifesciences Corp.*	392	(55,844)
McGraw Hill Financial, Inc.	655	(67,727)
Total Consumer, Non-cyclical		(988,117)

CONSUMER, CYCLICAL - (14.7)%
Polaris Industries, Inc.	236	(33,300)
Home Depot, Inc.	316	(35,901)
Johnson Controls, Inc.	718	(36,216)
Ross Stores, Inc.	346	(36,455)
Domino’s Pizza, Inc.	368	(37,002)
Texas Roadhouse, Inc. — Class A	1,019	(37,122)
Leggett & Platt, Inc.	808	(37,241)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
ALPHA OPPORTUNITY FUND

	Shares	Value

Fastenal Co.	910	$(37,706)
L Brands, Inc.	412	(38,847)
Cinemark Holdings, Inc.	868	(39,121)
G-III Apparel Group Ltd.*	349	(39,315)
World Fuel Services Corp.	694	(39,891)
Carter’s, Inc.	448	(41,427)
Meritage Homes Corp.*	853	(41,490)
Marriott International, Inc. — Class A	523	(42,007)
Standard Pacific Corp.*	4,751	(42,759)
American Eagle Outfitters, Inc.	2,505	(42,785)
Whirlpool Corp.	212	(42,837)
Mohawk Industries, Inc.*	234	(43,466)
VF Corp.	581	(43,755)
Tractor Supply Co.	518	(44,061)
Signet Jewelers Ltd.	319	(44,274)
Buffalo Wild Wings, Inc.*	251	(45,491)
Lithia Motors, Inc. — Class A	462	(45,927)
Carnival Corp.	985	(47,122)
Thor Industries, Inc.	754	(47,660)
Kate Spade & Co.*	1,566	(52,289)
O’Reilly Automotive, Inc.*	259	(56,006)
Harman International Industries, Inc.	425	(56,793)
Pinnacle Entertainment, Inc.*	1,628	(58,755)
NIKE, Inc. — Class B	616	(61,803)
Skechers U.S.A., Inc. — Class A*	875	(62,921)
DR Horton, Inc.	2,280	(64,934)
Yum! Brands, Inc.	843	(66,362)
Jarden Corp.*	1,330	(70,357)
Hanesbrands, Inc.	2,326	(77,944)
Royal Caribbean Cruises Ltd.	965	(78,986)
Cabela’s, Inc.*	1,439	(80,555)
Total Consumer, Cyclical		(1,850,883)

FINANCIAL - (21.3)%
PennyMac Financial Services, Inc. — Class A*	216	(3,666)
Dime Community Bancshares, Inc.	386	(6,215)
Essent Group Ltd.*	471	(11,262)
Capitol Federal Financial, Inc.	903	(11,288)
MGIC Investment Corp.*	1,364	(13,135)
Equity One, Inc.	912	(24,341)
Boston Private Financial Holdings, Inc.	2,913	(35,393)
Iron Mountain, Inc.	984	(35,896)
Education Realty Trust, Inc.	1,028	(36,371)
First Niagara Financial Group, Inc.	4,130	(36,509)
United Bankshares, Inc.	979	(36,791)
PNC Financial Services Group, Inc.	395	(36,830)
Boston Properties, Inc.	264	(37,087)
First Horizon National Corp.	2,611	(37,311)
Parkway Properties, Inc.	2,196	(38,101)
Navient Corp.	1,876	(38,139)
American Campus Communities, Inc.	936	(40,126)
Financial Engines, Inc.	996	(41,663)
National Retail Properties, Inc.	1,031	(42,240)
Public Storage	217	(42,779)
E*TRADE Financial Corp.*	1,517	(43,318)
Medical Properties Trust, Inc.	2,979	(43,910)
PrivateBancorp, Inc. — Class A	1,251	(43,998)
Simon Property Group, Inc.	227	(44,410)
SVB Financial Group*	353	(44,845)
Alexandria Real Estate Equities, Inc.	458	(44,902)
HCP, Inc.	1,093	(47,229)
Kilroy Realty Corp.	623	(47,454)
Cousins Properties, Inc.	4,538	(48,103)
Invesco Ltd.	1,229	(48,779)
Citigroup, Inc.	969	(49,923)
Equity Residential	653	(50,843)
Sovran Self Storage, Inc.	544	(51,104)
Valley National Bancorp	5,465	(51,590)
Vornado Realty Trust	461	(51,632)
Sabra Health Care REIT, Inc.	1,601	(53,073)
Senior Housing Properties Trust	2,397	(53,189)
Plum Creek Timber Company, Inc.	1,230	(53,444)
FNB Corp.	4,159	(54,649)
UDR, Inc.	1,612	(54,856)
Goldman Sachs Group, Inc.	297	(55,827)
AvalonBay Communities, Inc.	322	(56,109)
EPR Properties	947	(56,848)
BB&T Corp.	1,472	(57,393)
U.S. Bancorp	1,373	(59,959)
Crown Castle International Corp.	735	(60,667)
Ventas, Inc.	832	(60,753)
Taubman Centers, Inc.	807	(62,244)
Federal Realty Investment Trust	461	(67,864)
General Growth Properties, Inc.	2,393	(70,713)
Regency Centers Corp.	1,094	(74,436)
Health Care REIT, Inc.	1,000	(77,359)
Kite Realty Group Trust	2,876	(81,017)
Morgan Stanley	2,340	(83,515)
Kimco Realty Corp.	3,160	(84,846)
Realty Income Corp.	1,782	(91,948)
Total Financial		(2,687,892)

Total Common Stocks Sold Short
(Proceeds $8,205,135)		(8,332,497)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (1.6)%
SPDR S&P Biotech ETF	881	(198,666)
Total Exchange-Traded Funds Sold Short
(Proceeds $201,023)		(198,666)

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
ALPHA OPPORTUNITY FUND

	Shares	Value

CLOSED-END FUNDS SOLD SHORT† - (0.2)%
Herzfeld Caribbean Basin Fund, Inc.	3,390	$(31,358)
Total Closed-End Funds Sold Short
(Proceeds $36,671)		(31,358)
Total Securities Sold Short - (67.9)%
(Proceeds $8,442,829)		$(8,562,521)
Other Assets & Liabilities, net - 79.6%		10,038,846
Total Net Assets - 100.0%		$12,612,471

	Units	Unrealized Gain (Loss)

OTC TOTAL RETURN SWAP AGREEMENTS††
Morgan Stanley February 2016 Alpha Opportunity Short Custom Basket Swap, Terminating 02/03/161 (Notional Value $4,091,459)	74,791	$(92,111)
Morgan Stanley February 2016 Alpha Opportunity Long Custom Basket Swap, Terminating 02/03/162 (Notional Value $5,987,766)	155,568	$(125,698)

	Shares

CUSTOM BASKET OF LONG SECURITIES2
Kroger Co.	1,704	12,100
Agilent Technologies, Inc.	2,662	8,412
Express Scripts Holding Co.*	1,591	7,145
Telephone & Data Systems, Inc.	4,447	6,896
Valero Energy Corp.	1,390	6,259
AES Corp.	9,417	5,218
General Mills, Inc.	1,431	4,869
PAREXEL International Corp.*	882	3,812
Western Union Co.	2,777	3,125
The Gap, Inc.	2,178	2,742
Allstate Corp.	1,893	2,725
Southwest Gas Corp.	1,011	2,709
CA, Inc.	3,614	2,607
DST Systems, Inc.	569	2,485
Macy’s, Inc.	1,234	2,407
NRG Energy, Inc.	3,619	2,391
Progressive Corp.	2,342	1,772
Atlantic Tele-Network, Inc.	1,245	1,580
Bank of New York Mellon Corp.	1,505	1,236
Clean Harbors, Inc.*	1,281	1,163
Travelers Companies, Inc.	993	1,145
Chubb Corp.	538	520
Alaska Air Group, Inc.	1,068	498
WR Berkley Corp.	1,080	487
Caterpillar, Inc.	1,532	355
DENTSPLY International, Inc.	727	184
Quanta Services, Inc.*	1,915	(144)
CR Bard, Inc.	384	(227)
Medtronic plc	1,111	(241)
Delta Air Lines, Inc.	1,246	(326)
AT&T, Inc.	1,096	(365)
General Dynamics Corp.	404	(469)
Comerica, Inc.	1,431	(670)
Teradata Corp.*	1,806	(958)
Northrop Grumman Corp.	333	(990)
First Solar, Inc.*	925	(1,103)
Everest Re Group Ltd.	342	(1,326)
JPMorgan Chase & Co.	1,018	(1,358)
State Street Corp.	902	(1,394)
Johnson & Johnson	949	(1,514)
Archer-Daniels-Midland Co.	3,864	(1,573)
Fossil Group, Inc.*	618	(1,598)
Dover Corp.	1,623	(1,611)
Franklin Resources, Inc.	1,036	(2,117)
Cummins, Inc.	464	(2,278)
Symantec Corp.	2,619	(2,386)
St. Jude Medical, Inc.	1,443	(2,716)
Juniper Networks, Inc.	4,058	(3,023)
Computer Sciences Corp.	767	(3,695)
Kimberly-Clark Corp.	1,270	(3,833)
Procter & Gamble Co.	1,090	(4,086)
Murphy Oil Corp.	1,331	(4,178)
AbbVie, Inc.	974	(4,509)
Apache Corp.	879	(5,120)
Public Service Enterprise Group, Inc.	3,011	(5,266)
Chesapeake Energy Corp.	3,880	(5,406)
Cisco Systems, Inc.	3,054	(5,481)
FedEx Corp.	617	(5,738)
Hess Corp.	881	(5,787)
Xerox Corp.	11,404	(5,887)
Windstream Holdings, Inc.	9,585	(7,050)
Avon Products, Inc.	10,789	(7,476)
Consolidated Edison, Inc.	836	(8,661)
Philip Morris International, Inc.	1,516	(9,047)
Ameren Corp.	2,239	(9,584)
Pinnacle West Capital Corp.	1,443	(11,110)
Corning, Inc.	5,524	(11,499)
CenturyLink, Inc.	4,067	(11,844)
Western Digital Corp.	987	(13,853)
CenterPoint Energy, Inc.	5,549	(16,496)
Entergy Corp.	1,558	(16,547)
Total Long Swap Holdings		(125,698)

CUSTOM BASKET OF SHORT SECURITIES1
SunCoke Energy, Inc.	3,569	9,425
TripAdvisor, Inc.*	1,168	7,616

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
ALPHA OPPORTUNITY FUND

	Shares	Unrealized Gain (Loss)

Freeport-McMoRan, Inc.	3,992	$6,721
Autodesk, Inc.*	1,503	5,613
Discovery Communications, Inc. — Class C*	2,009	5,231
CF Industries Holdings, Inc.	172	3,803
Airgas, Inc.	547	3,773
Vertex Pharmaceuticals, Inc.*	745	2,218
American Tower Corp. — Class A	520	2,216
Mosaic Co.	994	2,083
Air Products & Chemicals, Inc.	448	1,846
Monsanto Co.	304	1,797
Ball Corp.	1,253	1,023
EI du Pont de Nemours & Co.	818	945
Danaher Corp.	751	908
HollyFrontier Corp.	1,928	825
Rayonier, Inc.	2,385	719
BlackRock, Inc. — Class A	171	558
SL Green Realty Corp.	894	295
PPG Industries, Inc.	376	252
Newell Rubbermaid, Inc.	2,002	104
SunTrust Banks, Inc.	2,223	(219)
FMC Corp.	1,526	(298)
Intercontinental Exchange, Inc.	412	(363)
People’s United Financial, Inc.	5,436	(533)
Essex Property Trust, Inc.	350	(577)
Associated Banc-Corp.	4,162	(715)
Extra Space Storage, Inc.	1,066	(835)
Wabtec Corp.	675	(903)
New York Community Bancorp, Inc.	6,565	(924)
Bank of the Ozarks, Inc.	2,007	(1,159)
Tesoro Corp.	1,152	(1,564)
salesforce.com, Inc.*	1,328	(2,176)
Sherwin-Williams Co.	227	(2,197)
Eagle Materials, Inc.	782	(2,300)
Mobile Mini, Inc.	1,666	(2,461)
Starwood Hotels & Resorts Worldwide, Inc.	1,001	(2,511)
Signature Bank*	526	(2,742)
Williams Companies, Inc.	1,868	(3,635)
Men’s Wearhouse, Inc.	749	(3,781)
Toll Brothers, Inc.*	979	(4,320)
Starbucks Corp.	768	(4,381)
Webster Financial Corp.	1,979	(4,492)
International Flavors & Fragrances, Inc.	515	(5,530)
AmerisourceBergen Corp. — Class A	670	(6,905)
CME Group, Inc. — Class A	1,087	(7,212)
CarMax, Inc.*	1,836	(7,781)
Skyworks Solutions, Inc.	563	(7,988)
Lennar Corp. — Class A	1,429	(8,132)
Avago Technologies Ltd.	423	(8,874)
Red Hat, Inc.*	1,084	(9,269)
Under Armour, Inc. — Class A*	1,430	(10,847)
Vulcan Materials Co.	1,070	(13,936)
Martin Marietta Materials, Inc.	688	(20,522)
Total Short Swap Holdings		(92,111)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Total Return is based on the return of the basket of short securities +/- financing at a variable rate.
2	Total Return is based on the return of the basket of long securities +/- financing at a variable rate.
plc — Public Limited Company
REIT— Real Estate Investment Trust

See Sector Classification in Other Information section.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

Assets:
Investments, at value (cost $11,121,066)	$11,136,146
Segregated cash with broker	10,039,753
Cash	124,249
Prepaid expenses	49,251
Receivables:
Securities sold	446,925
Fund shares sold	28,347
Investment adviser	17,303
Dividends	14,940
Total assets	21,856,914

Liabilities:
Securities sold short, at value (proceeds $8,442,829)	8,562,521
Unrealized depreciation on swap agreements	217,809
Payable for:
Securities purchased	385,804
Swap settlement	23,337
Management fees	13,043
Distribution and service fees	2,939
Transfer agent/maintenance fees	2,381
Fund accounting/administration fees	2,123
Trustees’ fees*	245
Fund shares redeemed	117
Miscellaneous	34,124
Total liabilities	9,244,443
Net assets	$12,612,471

Net assets consist of:
Paid in capital	$18,034,229
Accumulated net investment loss	(109,665)
Accumulated net realized loss on investments	(4,989,672)
Net unrealized depreciation on investments	(322,421)
Net assets	$12,612,471

A-Class:
Net assets	$9,516,901
Capital shares outstanding	509,455
Net asset value per share	$18.68
Maximum offering price per share (Net asset value divided by 95.25%)	$19.61

C-Class:
Net assets	$1,178,650
Capital shares outstanding	70,191
Net asset value per share	$16.79

Institutional Class:
Net assets	$1,916,920
Capital shares outstanding	73,431
Net asset value per share	$26.11

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2015

Investment Income:
Dividends (net of foreign withholding tax of $13)	$43,071
Interest	11
Total investment income	43,082

Expenses:
Management fees	69,724
Transfer agent/maintenance fees:
A-Class	10,214
C-Class	1,943
Institutional Class	1,404
Distribution and service fees:
A-Class	10,439
C-Class	5,306
Fund accounting/administration fees	12,465
Legal fees	53,585
Short sales dividend expense	24,968
Custodian fees	24,256
Professional fees	15,613
Prime broker interest expense	5,718
Trustees’ fees*	566
Tax expense	1
Miscellaneous	23,811
Total expenses	260,013
Less:
Expenses waived by Adviser	(109,823)
Net expenses	150,190
Net investment loss	(107,108)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	151,962
Swap agreements	546,794
Securities sold short	(74,304)
Net realized gain	624,452
Net change in unrealized appreciation (depreciation) on:
Investments	15,080
Securities sold short	(119,692)
Swap agreements	(87,609)
Futures contracts	32,652
Net change in unrealized appreciation (depreciation)	(159,569)
Net realized and unrealized gain	464,883
Net increase in net assets resulting from operations	$357,775

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(107,108)	$(88,149)
Net realized gain on investments	624,452	4,542,329
Net change in unrealized appreciation (depreciation) on investments	(159,569)	(3,297,136)
Net increase in net assets resulting from operations	357,775	1,157,044

Distributions to shareholders from:
Net investment income
A-Class	(1,982)	—
C-Class	(278)	—
Institutional Class	(297)	—
Total distributions to shareholders	(2,557)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	1,827,219	2,752,898
C-Class	173,372	—
Institutional Class	278,496	—
Distributions reinvested
A-Class	1,955	—
C-Class	273	—
Institutional Class	297	—
Cost of shares redeemed
A-Class	(571,211)	(3,326,323)
B-Class	—	(628,571)
C-Class	(138,447)	(203,390)
Institutional Class	(65,952)	(270,604)
Net increase (decrease) from capital share transactions	1,506,002	(1,675,990)
Net increase (decrease) in net assets	1,861,220	(518,946)

Net assets:
Beginning of period	10,751,251	11,270,197
End of period	$12,612,471	$10,751,251
Accumulated net investment loss at end of period	$(109,665)	$—

Capital share activity:
Shares sold
A-Class	96,038	151,642
C-Class	10,099	—
Institutional Class	10,169	—
Shares issued from reinvestment of distributions
A-Class	103	—
C-Class	16	—
Institutional Class	11	—
Shares redeemed
A-Class	(30,328)	(185,854)
B-Class	—	(39,060)
C-Class	(8,653)	(13,056)
Institutional Class	(2,200)	(11,612)
Net increase (decrease) in shares	75,255	(97,940)

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Per Share Data
Net asset value, beginning of period	$18.01	$16.22	$13.33	$9.82	$9.70	$8.56
Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)	(.13)	.03	(—)[c]	(.04)	(.06)
Net gain (loss) on investments (realized and unrealized)	.85	1.92	2.86	3.48	.16	1.20
Net increase from payments by affiliates	—	—	—	.03 [d]	—	—
Total from investment operations	.67	1.79	2.89	3.51	.12	1.14
Less distributions from:
Net investment income	(—)[f]	—	—	—	—	—
Total distributions	(—)[f]	—	—	—	—	—
Net asset value, end of period	$18.68	$18.01	$16.22	$13.33	$9.82	$9.70

Total Return[e]	4.04%	11.04%	21.38%	35.74%[d]	1.13%	13.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,517	$7,989	$7,749	$7,250	$6,708	$8,138
Ratios to average net assets:
Net investment income (loss)	(1.89%)	(0.73%)	0.19%	(0.01%)	(0.33%)	(0.71%)
Total expenses	4.63%	3.25%	3.99%	2.99%	3.39%	3.51%
Net expenses[g,h]	2.66%	2.12%	2.14%	2.21%	2.15%	2.21%
Portfolio turnover rate	149%	—	488%	707%	868%	954%

C-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Per Share Data
Net asset value, beginning of period	$16.25	$14.74	$12.21	$9.07	$9.03	$8.02
Income (loss) from investment operations:
Net investment income (loss)[b]	(.22)	(.23)	(.07)	(.09)	(.11)	(.12)
Net gain (loss) on investments (realized and unrealized)	.76	1.74	2.60	3.21	.15	1.13
Net increase from payments by affiliates	—	—	—	.02 [d]	—	—
Total from investment operations	.54	1.51	2.53	3.14	.04	1.01
Less distributions from:
Net investment income	(—)[f]	—	—	—	—	—
Total distributions	(—)[f]	—	—	—	—	—
Net asset value, end of period	$16.79	$16.25	$14.74	$12.21	$9.07	$9.03

Total Return[e]	3.67%	10.24%	20.48%	34.62%[d]	0.44%	12.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,179	$1,117	$1,206	$1,497	$1,292	$1,490
Ratios to average net assets:
Net investment income (loss)	(2.64%)	(1.46%)	(0.56%)	(0.76%)	(1.08%)	(1.46%)
Total expenses	5.48%	4.11%	4.84%	3.80%	4.14%	4.28%
Net expenses[g,h]	3.39%	2.87%	2.89%	2.96%	2.90%	2.95%
Portfolio turnover rate	149%	—	488%	707%	868%	954%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Per Share Data
Net asset value, beginning of period	$25.13	$22.58	$18.52	$13.53	$13.33	$11.73
Income (loss) from investment operations:
Net investment income (loss)[b]	(.21)	(.12)	.09	.04	(.01)	(.06)
Net gain (loss) on investments (realized and unrealized)	1.19	2.67	3.97	4.82	.21	1.66
Net increase from payments by affiliates	—	—	—	.13 [d]	—	—
Total from investment operations	.98	2.55	4.06	4.99	.20	1.60
Less distributions from:
Net investment income	(—)[f]	—	—	—	—	—
Total distributions	(—)[f]	—	—	—	—	—
Net asset value, end of period	$26.11	$25.13	$22.58	$18.52	$13.53	$13.33

Total Return[e]	4.17%	11.29%	21.60%	36.88%[d]	1.50%	13.64%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,917	$1,645	$1,740	$1,518	$1,326	$1,444
Ratios to average net assets:
Net investment income (loss)	(1.64%)	(0.48%)	0.43%	0.24%	(0.08%)	(0.48%)
Total expenses	4.30%	2.90%	3.67%	2.68%	3.12%	3.28%
Net expenses[g,h]	2.42%	1.87%	1.90%	1.96%	1.90%	1.96%
Portfolio turnover rate	149%	—	488%	707%	868%	954%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]
For the year ended September 30, 2012, 0.30%, 0.22% and 0.96% of the Fund’s A-Class, C-Class and Institutional Class, respectively, total return consisted of a voluntary reimbursement by the Adviser for losses incurred during fund trading. Excluding this item, total return would have been 35.44%, 34.40% and 35.92% for the Fund’s A-Class, C-Class and Institutional Class, respectively.

[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Distributions from net investment income are less than $0.01 per share.
[g]	Net expense information reflects the expense ratios after expense waivers.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/31/15	09/30/14	09/30/13	09/30/12	09/30/11	09/30/10
A-Class	1.79%	2.11%	2.11%	2.11%	2.11%	2.05%
C-Class	2.54%	2.86%	2.86%	2.86%	2.86%	2.80%
Institutional Class	1.54%	1.86%	1.86%	1.86%	1.86%	1.80%

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2015

ENHANCED WORLD EQUITY FUND

OBJECTIVE: Seeks to achieve total return, comprised of capital appreciation and current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	June 18, 2013
C-Class	June 18, 2013
Institutional Class	June 18, 2013

Ten Largest Holdings (% of Total Net Assets)
SPDR S&P 500 ETF Trust	29.9%
iShares MSCI EAFE ETF	26.5%
Vanguard FTSE Emerging Markets ETF	12.3%
iShares Russell 2000 ETF	9.4%
Powershares QQQ Trust Series 1	8.0%
Materials Select Sector SPDR Fund	3.0%
iShares MSCI United Kingdom ETF	3.0%
iShares MSCI Japan ETF	2.1%
iShares MSCI Brazil Capped ETF	1.9%
Energy Select Sector SPDR Fund	1.9%
Top Ten Total	98.0%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
ENHANCED WORLD EQUITY FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 98.9%
SPDR S&P 500 ETF Trust2	8,400	$1,734,012
iShares MSCI EAFE ETF3	23,900	1,533,663
Vanguard FTSE Emerging Markets ETF	17,400	711,138
iShares Russell 2000 ETF	4,400	547,140
Powershares QQQ Trust Series 1	4,400	464,640
Materials Select Sector SPDR Fund	3,600	175,608
iShares MSCI United Kingdom ETF	9,600	172,896
iShares MSCI Japan ETF	9,500	119,035
iShares MSCI Brazil Capped ETF	3,600	112,932
Energy Select Sector SPDR Fund1	1,400	108,612
iShares MSCI Mexico Capped ETF	900	52,164
Total Exchange-Traded Funds
(Cost $5,790,443)		5,731,840

SHORT TERM INVESTMENTS† - 1.2%
Dreyfus Treasury Prime Cash Management Fund 0.00%	68,207	68,207
Total Short Term Investments
(Cost $68,207)		68,207

Total Investments - 100.1%
(Cost $5,858,650)		$5,800,047

	Contracts

OPTIONS WRITTEN† - (0.2)%
Call options on:
iShares MSCI Mexico Capped ETF Expiring April 2015 with strike price of $61.00	6	(36)
iShares MSCI Japan ETF Expiring April 2015 with strike price of $13.00	71	(213)
SPDR S&P 500 ETF Trust Expiring April 2015 with strike price of $215.00	63	(378)
Powershares QQQ Trust Series 1 Expiring April 2015 with strike price of $109.00	33	(594)
iShares MSCI United Kingdom ETF Expiring April 2015 with strike price of $19.00	72	(720)
iShares MSCI EAFE ETF Expiring April 2015 with strike price of $67.00	179	(1,253)
Energy Select Sector SPDR Fund Expiring April 2015 with strike price of $77.00	10	(1,610)
Materials Select Sector SPDR Fund Expiring April 2015 with strike price of $49.00	27	(1,620)
iShares MSCI Brazil Capped ETF Expiring April 2015 with strike price of $32.00	27	(1,701)
Vanguard FTSE Emerging Markets ETF Expiring April 2015 with strike price of $42.00	130	(2,600)
iShares Russell 2000 ETF Expiring April 2015 with strike price of $126.00	33	(2,772)
Total Options Written
(Premiums received $30,883)		(13,497)
Other Assets & Liabilities, net - 0.1%		5,426
Total Net Assets - 100.0%		$5,791,976

†	Value determined based on Level 1 inputs — See Note 4.
1	All or a portion of this security is pledged as collateral for open call options written contracts at March 31, 2015.
2	More information regarding the SPDR S&P 500 ETF Trust can be found at www.spdrs.com.
3	More information regarding the iShares MSCI EAFE ETF can be found at www.iShares.com.

See Sector Classification in Other Information section.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENHANCED WORLD EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

Assets:
Investments, at value (cost $5,858,650)	$5,800,047
Prepaid expenses	17,790
Cash	3,459
Receivables:
Investment adviser	10,118
Dividends	10,110
Total assets	5,841,524

Liabilities:
Options written, at value (premiums received $30,883)	13,497
Payable for:
Professional fees	11,460
Legal fees	9,026
Direct shareholders expense	6,048
Management fees	3,445
Transfer agent/maintenance fees	2,200
Fund accounting/administration fees	2,123
Distribution and service fees	65
Trustees’ fees*	12
Miscellaneous	1,672
Total liabilities	49,548
Net assets	$5,791,976

Net assets consist of:
Paid in capital	$5,961,480
Undistributed net investment income	25,975
Accumulated net realized loss on investments	(154,262)
Net unrealized depreciation on investments	(41,217)
Net assets	$5,791,976

A-Class:
Net assets	$139,822
Capital shares outstanding	5,324
Net asset value per share	$26.26
Maximum offering price per share (Net asset value divided by 95.25%)	$27.57

C-Class:
Net assets	$44,841
Capital shares outstanding	1,848
Net asset value per share	$24.26

Institutional Class:
Net assets	$5,607,313
Capital shares outstanding	213,347
Net asset value per share	$26.28

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2015

Investment Income:
Dividends	$55,256
Total investment income	55,256

Expenses:
Management fees	20,037
Transfer agent/maintenance fees:
A-Class	448
C-Class	339
Institutional Class	11,812
Distribution and service fees:
A-Class	140
C-Class	330
Fund accounting/administration fees	12,465
Registration fees	21,556
Professional fees	10,790
Custodian fees	1,809
Line of credit fees	186
Trustees’ fees*	124
Miscellaneous	3,091
Total expenses	83,127
Less:
Expenses waived by Adviser	(53,846)
Net expenses	29,281
Net investment income	25,975

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	52,615
Options written	(188,893)
Net realized loss	(136,278)
Net change in unrealized appreciation (depreciation) on:
Investments	71,333
Options written	(3,691)
Net change in unrealized appreciation (depreciation)	67,642
Net realized and unrealized loss	(68,636)
Net decrease in net assets resulting from operations	$(42,661)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

ENHANCED WORLD EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$25,975	$20,211
Net realized gain (loss) on investments	(136,278)	482,698
Net change in unrealized appreciation (depreciation) on investments	67,642	(46,589)
Net increase (decrease) in net assets resulting from operations	(42,661)	456,320

Distributions to shareholders from:
Net investment income
A-Class	(495)	—
C-Class	(2,456)	—
Institutional Class	(17,623)	(28,029)
Net realized gains
A-Class	(1,012)	(7,329)
C-Class	(331)	(19,881)
Institutional Class	(54,436)	(245,722)
Total distributions to shareholders	(76,353)	(300,961)

Capital share transactions:
Proceeds from sale of shares
A-Class	44,034	181,525
C-Class	12,230	1,289,731
Institutional Class	—	5,799,760
Distributions reinvested
A-Class	1,486	7,324
C-Class	2,787	19,881
Institutional Class	72,059	273,751
Cost of shares redeemed
A-Class	(9,750)	(184,029)
C-Class	(90,597)	(1,556,501)
Institutional Class	(421)	(5,806,807)
Net increase from capital share transactions	31,828	24,635
Net increase (decrease) in net assets	(87,186)	179,994

Net assets:
Beginning of period	5,879,162	5,699,168
End of period	$5,791,976	$5,879,162
Undistributed net investment income at end of period	$25,975	$20,574

Capital share activity:
Shares sold
A-Class	1,701	6,829
C-Class	496	48,882
Institutional Class	—	210,833
Shares issued from reinvestment of distributions
A-Class	57	283
C-Class	114	773
Institutional Class	2,739	10,631
Shares redeemed
A-Class	(369)	(7,193)
C-Class	(3,423)	(59,526)
Institutional Class	(16)	(211,086)
Net increase in shares	1,299	426

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ENHANCED WORLD EQUITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Period Ended September 30, 2013[b]
Per Share Data
Net asset value, beginning of period	$26.87	$26.03	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.09	.02	(.03)
Net gain (loss) on investments (realized and unrealized)	(.32)	2.05	1.06
Total from investment operations	(.23)	2.07	1.03
Less distributions from:
Net investment income	(.12)	—	—
Net realized gains	(.26)	(1.23)	—
Total distributions	(.38)	(1.23)	—
Net asset value, end of period	$26.26	$26.87	$26.03

Total Return[d]	(0.84%)	8.12%	4.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$140	$106	$105
Ratios to average net assets:
Net investment income (loss)	0.68%	0.07%	(0.36%)
Total expenses[e]	3.51%	4.04%	7.21%[g]
Net expenses[f]	1.26%[h]	1.26%[h]	1.25%
Portfolio turnover rate	246%	633%	174%

C-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Period Ended September 30, 2013[b]
Per Share Data
Net asset value, beginning of period	$26.76	$25.96	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.12)	(.24)	(.03)
Net gain (loss) on investments (realized and unrealized)	(.20)	2.27	.99
Total from investment operations	(.32)	2.03	.96
Less distributions from:
Net investment income	(1.92)	—	—
Net realized gains	(.26)	(1.23)	—
Total distributions	(2.18)	(1.23)	—
Net asset value, end of period	$24.26	$26.76	$25.96

Total Return[d]	(1.25%)	8.00%	4.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$45	$125	$377
Ratios to average net assets:
Net investment income (loss)	(0.94%)	(0.88%)	(0.43%)
Total expenses[e]	4.37%	4.57%	9.26%[g]
Net expenses[f]	2.01%[h]	2.00%[h]	2.00%
Portfolio turnover rate	246%	633%	174%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

ENHANCED WORLD EQUITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Period Ended September 30, 2013[b]
Per Share Data
Net asset value, beginning of period	$26.82	$26.05	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.12	.11	.14
Net gain (loss) on investments (realized and unrealized)	(.32)	2.03	.91
Total from investment operations	(.20)	2.14	1.05
Less distributions from:
Net investment income	(.08)	(.14)	—
Net realized gains	(.26)	(1.23)	—
Total distributions	(.34)	(1.37)	—
Net asset value, end of period	$26.28	$26.82	$26.05

Total Return[d]	(0.74%)	8.42%	4.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,607	$5,649	$5,217
Ratios to average net assets:
Net investment income (loss)	0.93%	0.40%	1.96%
Total expenses[e]	2.87%	3.59%	5.11%[g]
Net expenses[f]	1.01%[h]	1.01%[h]	1.00%
Portfolio turnover rate	246%	633%	174%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: June 18, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Due to limited length of Fund operations, ratios for this period are not indicative of future performance.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/31/15	09/30/14
A-Class	1.25%	1.25%
C-Class	2.00%	2.00%
Institutional Class	1.00%	1.00%

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2015

LARGE CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	August 7, 1944
B-Class	October 19, 1993
C-Class	January 29, 1999
Institutional Class	June 7, 2013

Ten Largest Holdings (% of Total Net Assets)
Wells Fargo & Co.	3.8%
American International Group, Inc.	3.3%
JPMorgan Chase & Co.	3.0%
Citigroup, Inc.	2.9%
Teva Pharmaceutical Industries Ltd. ADR	2.8%
Wal-Mart Stores, Inc.	2.4%
Dow Chemical Co.	2.3%
Cisco Systems, Inc.	2.3%
Chevron Corp.	2.3%
Republic Services, Inc. — Class A	2.2%
Top Ten Total	27.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
LARGE CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 96.5%

FINANCIAL - 26.8%
Wells Fargo & Co.	42,110	$2,290,784
American International Group, Inc.	36,092	1,977,481
JPMorgan Chase & Co.	29,990	1,816,795
Citigroup, Inc.	33,410	1,721,283
Bank of New York Mellon Corp.	32,570	1,310,617
Reinsurance Group of America, Inc. — Class A	12,165	1,133,656
Allstate Corp.	12,905	918,449
Zions Bancorporation	33,460	903,420
Legg Mason, Inc.	13,420	740,784
NASDAQ OMX Group, Inc.	12,419	632,624
BB&T Corp.	15,700	612,143
Unum Group	17,245	581,674
Assured Guaranty Ltd.	17,540	462,881
Equity Residential	4,090	318,447
Simon Property Group, Inc.	1,620	316,937
Bank of America Corp.	18,990	292,256
Total Financial		16,030,231

CONSUMER, NON-CYCLICAL - 21.1%
Teva Pharmaceutical Industries Ltd. ADR	26,565	1,655,000
Johnson & Johnson	13,180	1,325,908
UnitedHealth Group, Inc.	8,105	958,740
Mondelez International, Inc. — Class A	25,660	926,069
Pfizer, Inc.	24,680	858,617
Kellogg Co.	12,790	843,501
Archer-Daniels-Midland Co.	15,490	734,226
ADT Corp.	17,180	713,314
Philip Morris International, Inc.	8,740	658,384
Quanta Services, Inc.*	23,040	657,331
Medtronic plc	8,030	626,260
Zimmer Holdings, Inc.	5,250	616,980
MasterCard, Inc. — Class A	7,010	605,594
Kraft Foods Group, Inc.	6,741	587,242
DeVry Education Group, Inc.	13,990	466,706
Tenet Healthcare Corp.*	8,760	433,708
Total Consumer, Non-cyclical		12,667,580

INDUSTRIAL - 14.0%
Republic Services, Inc. — Class A	32,860	1,332,801
United Technologies Corp.	9,820	1,150,904
Parker-Hannifin Corp.	8,685	1,031,604
General Electric Co.	35,220	873,808
FLIR Systems, Inc.	27,260	852,693
Covanta Holding Corp.	37,070	831,480
TE Connectivity Ltd.	9,877	707,391
Oshkosh Corp.	14,230	694,282
Rock-Tenn Co. — Class A	9,798	631,971
Huntington Ingalls Industries, Inc.	1,180	165,377
Owens-Illinois, Inc.*	6,450	150,414
Total Industrial		8,422,725

CONSUMER, CYCLICAL - 10.2%
Wal-Mart Stores, Inc.	17,265	1,420,046
CVS Health Corp.	12,230	1,262,258
Kohl’s Corp.	12,370	967,953
PulteGroup, Inc.	42,700	949,221
Lear Corp.	7,470	827,825
WESCO International, Inc.*	9,610	671,643
Total Consumer, Cyclical		6,098,946

ENERGY - 6.4%
Chevron Corp.	12,985	1,363,165
Exxon Mobil Corp.	12,400	1,054,000
Whiting Petroleum Corp.*	15,605	482,195
Patterson-UTI Energy, Inc.	18,410	345,648
Marathon Oil Corp.	10,730	280,160
Superior Energy Services, Inc.	11,440	255,570
Oasis Petroleum, Inc.*	6,310	89,728
Total Energy		3,870,466

COMMUNICATIONS - 6.2%
Cisco Systems, Inc.	50,360	1,386,159
Time Warner, Inc.	10,615	896,331
AT&T, Inc.	19,800	646,470
DigitalGlobe, Inc.*	14,605	497,592
Scripps Networks Interactive, Inc. — Class A	4,290	294,122
Total Communications		3,720,674

TECHNOLOGY - 6.0%
Computer Sciences Corp.	18,845	1,230,202
QUALCOMM, Inc.	12,310	853,575
Microsoft Corp.	19,050	774,478
NetApp, Inc.	14,155	501,936
Stratasys Ltd.*	5,160	272,345
Total Technology		3,632,536

UTILITIES - 3.5%
Edison International	18,675	1,166,627
AGL Resources, Inc.	18,580	922,497
Total Utilities		2,089,124

BASIC MATERIALS - 2.3%
Dow Chemical Co.	29,280	1,404,854

Total Common Stocks
(Cost $50,571,942)		57,937,136

WARRANTS† - 0.3%
American International Group, Inc.
$45.00, 01/19/21	8,920	194,813
Total Warrants
(Cost $167,892)		194,813

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
LARGE CAP VALUE FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 1.2%
iShares Russell 1000 Value ETF	7,010	$722,591
Total Exchange-Traded Funds
(Cost $712,826)		722,591

SHORT TERM INVESTMENTS† - 1.7%
Dreyfus Treasury Prime Cash Management Fund 0.00%	1,009,562	1,009,562
Total Short Term Investments
(Cost $1,009,562)		1,009,562

Total Investments - 99.7%
(Cost $52,462,222)		$59,864,102
Other Assets & Liabilities, net - 0.3%		184,650
Total Net Assets - 100.0%		$60,048,752

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

LARGE CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

Assets:
Investments, at value (cost $52,462,222)	$59,864,102
Prepaid expenses	28,816
Cash	729
Receivables:
Securities sold	206,593
Dividends	94,006
Investment adviser	7,920
Fund shares sold	2,868
Foreign taxes reclaim	1,461
Total assets	60,206,495

Liabilities:
Payable for:
Direct shareholders expense	37,582
Management fees	33,315
Fund shares redeemed	29,006
Distribution and service fees	14,512
Transfer agent/maintenance fees	14,175
Fund accounting/administration fees	4,869
Trustees’ fees*	776
Miscellaneous	23,508
Total liabilities	157,743
Net assets	$60,048,752

Net assets consist of:
Paid in capital	$49,176,804
Undistributed net investment income	237,882
Accumulated net realized gain on investments	3,232,186
Net unrealized appreciation on investments	7,401,880
Net assets	$60,048,752

A-Class:
Net assets	$51,754,187
Capital shares outstanding	1,201,774
Net asset value per share	$43.06
Maximum offering price per share (Net asset value divided by 95.25%)	$45.21

B-Class:
Net assets	$1,059,445
Capital shares outstanding	26,818
Net asset value per share	$39.50

C-Class:
Net assets	$3,940,528
Capital shares outstanding	97,979
Net asset value per share	$40.22

Institutional Class:
Net assets	$3,294,592
Capital shares outstanding	76,467
Net asset value per share	$43.09

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2015

Investment Income:
Dividends (net of foreign withholding tax of $306)	$592,847
Total investment income	592,847

Expenses:
Management fees	193,589
Transfer agent/maintenance fees:
A-Class	34,926
B-Class	6,147
C-Class	4,115
Institutional Class	149
Distribution and service fees:
A-Class	63,620
C-Class	20,736
Fund accounting/administration fees	28,293
Registration fees	34,386
Trustees’ fees*	3,672
Line of credit fees	2,384
Tax expense	90
Custodian fees	73
Miscellaneous	31,115
Total expenses	423,295
Less:
Expenses waived by Adviser	(68,330)
Net expenses	354,965
Net investment income	237,882

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	6,724,148
Net realized gain	6,724,148
Net change in unrealized appreciation (depreciation) on:
Investments	(6,294,001)
Net change in unrealized appreciation (depreciation)	(6,294,001)
Net realized and unrealized gain	430,147
Net increase in net assets resulting from operations	$668,029

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$237,882	$462,954
Net realized gain on investments	6,724,148	6,780,018
Net change in unrealized appreciation (depreciation) on investments	(6,294,001)	1,707,332
Net increase in net assets resulting from operations	668,029	8,950,304

Distributions to shareholders from:
Net investment income
A-Class	(402,108)	(360,085)
B-Class	(14,969)	(19,432)
C-Class	(10,590)	(8,265)
Institutional Class	(35,334)	(26,519)
Net realized gains
A-Class	(1,529,881)	—
B-Class	(41,043)	—
C-Class	(138,586)	—
Institutional Class	(102,374)	—
Total distributions to shareholders	(2,274,885)	(414,301)

Capital share transactions:
Proceeds from sale of shares
A-Class	7,399,378	27,638,398
B-Class	61,945	59,007
C-Class	805,840	1,719,770
Institutional Class	161,561	448,328
Distributions reinvested
A-Class	1,855,957	345,368
B-Class	55,872	19,404
C-Class	146,562	8,202
Institutional Class	137,708	26,518
Cost of shares redeemed
A-Class	(16,339,183)	(22,442,543)
B-Class	(315,913)	(973,891)
C-Class	(900,895)	(1,715,189)
Institutional Class	(285,096)	(374,679)
Net increase (decrease) from capital share transactions	(7,216,264)	4,758,693
Net increase (decrease) in net assets	(8,823,120)	13,294,696

Net assets:
Beginning of period	68,871,872	55,577,176
End of period	$60,048,752	$68,871,872
Undistributed net investment income at end of period	$237,882	$463,001

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Capital share activity:
Shares sold
A-Class	171,681	660,974
B-Class	1,563	1,550
C-Class	19,862	42,907
Institutional Class	3,810	10,680
Shares issued from reinvestment of distributions
A-Class	43,212	8,728
B-Class	1,419	533
C-Class	3,646	220
Institutional Class	3,208	670
Shares redeemed
A-Class	(389,519)	(529,031)
B-Class	(8,085)	(25,223)
C-Class	(22,387)	(43,704)
Institutional Class	(6,664)	(9,126)
Net increase (decrease) in shares	(178,254)	119,178

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[g]	Year Ended September 30, 2010[g]
Per Share Data
Net asset value, beginning of period	$43.80	$38.28	$31.25	$24.58	$26.08	$24.92
Income (loss) from investment operations:
Net investment income (loss)[b]	.18	.30	.29	.25	.16	.12
Net gain (loss) on investments (realized and unrealized)	.77	5.51	7.03	6.58	(1.54)	1.24
Total from investment operations	.95	5.81	7.32	6.83	(1.38)	1.36
Less distributions from:
Net investment income	(.35)	(.29)	(.29)	(.16)	(.12)	(.20)
Net realized gains	(1.34)	—	—	—	—	—
Total distributions	(1.69)	(.29)	(.29)	(.16)	(.12)	(.20)
Net asset value, end of period	$43.06	$43.80	$38.28	$31.25	$24.58	$26.08

Total Return[c]	2.18%	15.25%	23.62%	27.90%	(5.38%)	5.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$51,754	$60,281	$47,307	$41,173	$41,036	$47,718
Ratios to average net assets:
Net investment income (loss)	0.83%	0.72%	0.82%	0.86%	0.56%	0.46%
Total expenses[d]	1.37%	1.48%	1.48%	1.65%	1.52%	1.59%
Net expenses[e]	1.16%[i]	1.17%[i]	1.15%	1.18%	1.15%	1.18%
Portfolio turnover rate	42%	40%	43%	16%	26%	29%

B-Class	Period Ended March 31, 2015[a,f]	Year Ended September 30, 2014[f]	Year Ended September 30, 2013[f]	Year Ended September 30, 2012[f]	Year Ended September 30, 2011[f,g]	Year Ended September 30, 2010[f,g]
Per Share Data
Net asset value, beginning of period	$40.40	$35.34	$28.89	$22.75	$24.16	$23.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.36	.34	.29	.21	.16
Net gain (loss) on investments (realized and unrealized)	.72	5.08	6.49	6.09	(1.46)	1.16
Total from investment operations	.93	5.44	6.83	6.38	(1.25)	1.32
Less distributions from:
Net investment income	(.49)	(.38)	(.38)	(.24)	(.16)	(.28)
Net realized gains	(1.34)	—	—	—	—	—
Total distributions	(1.83)	(.38)	(.38)	(.24)	(.16)	(.28)
Net asset value, end of period	$39.50	$40.40	$35.34	$28.89	$22.75	$24.16

Total Return[c]	2.34%	15.52%	23.94%	28.23%	(5.22%)	5.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,059	$1,289	$1,946	$2,226	$2,682	$4,132
Ratios to average net assets:
Net investment income (loss)	1.07%	0.95%	1.07%	1.10%	0.78%	0.68%
Total expenses[d]	2.02%	1.78%	1.74%	1.93%	1.29%	1.33%
Net expenses[e]	0.91%[i]	0.92%[i]	0.90%	0.93%	0.90%	0.94%
Portfolio turnover rate	42%	40%	43%	16%	26%	29%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[g]	Year Ended September 30, 2010[g]
Per Share Data
Net asset value, beginning of period	$40.91	$35.86	$29.30	$23.08	$24.60	$23.48
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.02)	.02	.03	(.05)	(.08)
Net gain (loss) on investments (realized and unrealized)	.73	5.16	6.62	6.19	(1.47)	1.20
Total from investment operations	.75	5.14	6.64	6.22	(1.52)	1.12
Less distributions from:
Net investment income	(.10)	(.09)	(.08)	—	—	—
Net realized gains	(1.34)	—	—	—	—	—
Total distributions	(1.44)	(.09)	(.08)	—	—	—
Net asset value, end of period	$40.22	$40.91	$35.86	$29.30	$23.08	$24.60

Total Return[c]	1.84%	14.35%	22.73%	26.95%	(6.18%)	4.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,941	$3,963	$3,494	$2,257	$2,013	$2,493
Ratios to average net assets:
Net investment income (loss)	0.09%	(0.04%)	0.08%	0.12%	(0.20%)	(0.31%)
Total expenses[d]	2.19%	2.33%	2.47%	2.45%	2.27%	2.33%
Net expenses[e]	1.91%[i]	1.92%[i]	1.90%	1.93%	1.90%	1.94%
Portfolio turnover rate	42%	40%	43%	16%	26%	29%

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Period Ended September 30, 2013[h]
Per Share Data
Net asset value, beginning of period	$43.87	$38.32	$36.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.23	.40	.13
Net gain (loss) on investments (realized and unrealized)	.79	5.51	1.35
Total from investment operations	1.02	5.91	1.48
Less distributions from:
Net investment income	(.46)	(.36)	—
Net realized gains	(1.34)	—	—
Total distributions	(1.80)	(.36)	—
Net asset value, end of period	$43.09	$43.87	$38.32

Total Return[c]	2.34%	15.52%	4.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,295	$3,339	$2,831
Ratios to average net assets:
Net investment income (loss)	1.08%	0.96%	1.12%
Total expenses[d]	1.00%	1.08%	1.12%
Net expenses[e]	0.91%[i]	0.92%[i]	0.89%
Portfolio turnover rate	42%	40%	43%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]
Effective August 1, 2007 — B-Class shares ceased charging 12b-1 fees in accordance with FINRA sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales exceed the sales cap limits.

[g]	Reverse share split — Per share amounts for the periods presented through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.
[h]	Since commencement of operations: June 7, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/31/15	09/30/14
A-Class	1.15%	1.15%
B-Class	0.90%	0.90%
C-Class	1.90%	1.90%
Institutional Class	0.90%	0.90%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

FUND PROFILE (Unaudited)	March 31, 2015

RISK MANAGED REAL ESTATE FUND

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 28, 2014
C-Class	March 28, 2014
Institutional Class	March 28, 2014

Ten Largest Holdings (% of Total Net Assets)
Simon Property Group, Inc.	6.9%
Equity Residential	4.0%
Prologis, Inc.	3.9%
Health Care REIT, Inc.	3.8%
General Growth Properties, Inc.	3.0%
NorthStar Realty Finance Corp.	2.9%
Ventas, Inc.	2.9%
Federal Realty Investment Trust	2.8%
Forest City Enterprises, Inc. — Class A	2.8%
Apartment Investment & Management Co. — Class A	2.6%
Top Ten Total	35.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
RISK MANAGED REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 96.3%

REITs - 84.4%
REITs-REGIONAL MALLS - 13.8%
Simon Property Group, Inc.	41,979	$8,212,771
General Growth Properties, Inc.	120,795	3,569,492
Pennsylvania Real Estate Investment Trust	88,449	2,054,670
Macerich Co.	23,508	1,982,430
Taubman Centers, Inc.	6,457	498,028
Total REITs-Regional Malls		16,317,391

REITs-APARTMENTS - 12.5%
Equity Residential	60,852	4,737,938
Apartment Investment & Management Co. — Class A	77,590	3,053,942
AvalonBay Communities, Inc.	14,392	2,507,806
Essex Property Trust, Inc.	9,091	2,090,021
Camden Property Trust	24,190	1,889,965
UDR, Inc.	14,812	504,052
Total REITs-Apartments		14,783,724

REITs-OFFICE PROPERTY - 11.7%
Boston Properties, Inc.	18,814	2,642,990
BioMed Realty Trust, Inc.	111,152	2,518,703
Hudson Pacific Properties, Inc.	68,982	2,289,512
New York REIT, Inc.	179,320	1,879,274
Paramount Group, Inc.	91,265	1,761,415
SL Green Realty Corp.	8,241	1,057,980
Alexandria Real Estate Equities, Inc.	9,417	923,243
American Realty Capital Properties, Inc.	53,803	529,960
Douglas Emmett, Inc.	11,298	336,793
Total REITs-Office Property		13,939,870

REITs-DIVERSIFIED - 9.2%
Gramercy Property Trust, Inc.	88,639	2,488,104
American Tower Corp. — Class A	26,380	2,483,677
Crown Castle International Corp.	26,083	2,152,891
Vornado Realty Trust	15,225	1,705,200
American Assets Trust, Inc.	37,668	1,630,271
Digital Realty Trust, Inc.	8,778	578,997
Total REITs-Diversified		11,039,140

REITs-WAREHOUSE/INDUSTRIES - 9.1%
Prologis, Inc.	106,628	4,644,715
QTS Realty Trust, Inc. — Class A	55,208	2,010,123
First Industrial Realty Trust, Inc.	87,550	1,876,197
DCT Industrial Trust, Inc.	45,900	1,590,894
Rexford Industrial Realty, Inc.	37,213	588,338
Total REITs-Warehouse/Industries		10,710,267

REITs-HEALTH CARE - 6.8%
Health Care REIT, Inc.	58,867	4,553,952
Ventas, Inc.	47,119	3,440,629
HCP, Inc.	715	30,895
Total REITs-Health Care		8,025,476

REITs-SHOPPING CENTERS - 6.5%
Federal Realty Investment Trust	22,711	3,343,286
Regency Centers Corp.	29,319	1,994,865
Kimco Realty Corp.	68,882	1,849,482
DDR Corp.	30,082	560,127
Total REITs-Shopping Centers		7,747,760

REITs-STORAGE - 4.5%
Sovran Self Storage, Inc.	23,748	2,230,888
CubeSmart	73,596	1,777,343
Extra Space Storage, Inc.	10,809	730,364
Public Storage	2,974	586,294
Total REITs-Storage		5,324,889

REITs-HOTELS - 3.7%
Chatham Lodging Trust	68,703	2,020,555
Host Hotels & Resorts, Inc.	79,293	1,600,133
Strategic Hotels & Resorts, Inc.*	55,153	685,552
Total REITs-Hotels		4,306,240

REITs-MANUFACTURED HOMES - 3.5%
Sun Communities, Inc.	36,421	2,430,009
Equity LifeStyle Properties, Inc.	31,687	1,741,201
Total REITs-Manufactured Homes		4,171,210

REITs-MORTGAGE - 2.9%
NorthStar Realty Finance Corp.	190,061	3,443,906

OFFICE REITs - 0.2%
Columbia Property Trust, Inc.	10,129	273,686
Total REITs		100,083,559

LODGING - 4.2%
HOTELS & MOTELS - 4.2%
Starwood Hotels & Resorts Worldwide, Inc.	24,357	2,033,809
Hyatt Hotels Corp. — Class A*	25,495	1,509,814
Wyndham Worldwide Corp.	15,610	1,412,237
Total Hotels & Motels		4,955,860
Total Lodging		4,955,860

REAL ESTATE - 3.3%
REAL ESTATE OPERATIONS/DEVELOPMENT - 2.8%
Forest City Enterprises, Inc. — Class A*	127,989	3,266,279

REAL ESTATE MANAGEMENT/SERVICES - 0.5%
WP Carey, Inc.	8,484	576,912
Total Real Estate		3,843,191

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
RISK MANAGED REAL ESTATE FUND

	Shares	Value

HEALTHCARE-SERVICES - 2.5%
RETIREMENT/AGED CARE - 1.4%
Brookdale Senior Living, Inc. — Class A*	45,230	$1,707,885

MEDICAL-HOSPITALS - 1.1%
HCA Holdings, Inc.*	16,806	1,264,315
Total Healthcare-Services		2,972,200

DIVERSIFIED FINANCIAL SERVICES - 1.9%
INVESTMENT MANAGEMENT/ADVISORY SERVICES - 1.9%
NorthStar Asset Management Group, Inc.	95,530	2,229,670
Total Diversified Financial Services		2,229,670

Total Common Stocks
(Cost $107,062,690)		114,084,480

SHORT TERM INVESTMENTS† - 6.6%
Dreyfus Treasury Prime Cash Management Fund 0.00%	7,776,694	7,776,694
Total Short Term Investments
(Cost $7,776,694)		7,776,694
Total Investments - 102.9%
(Cost $114,839,384)		$121,861,174

COMMON STOCKS SOLD SHORT† - (28.9)%

REITs – (28.9)%
REITs-MORTGAGE – (1.0)%
Annaly Capital Management, Inc.	(113,719)	(1,182,678)

OFFICE REITs – (1.1)%
Piedmont Office Realty Trust, Inc. — Class A	(71,813)	(1,336,440)

REITs-APARTMENTS – (1.2)%
Mid-America Apartment Communities, Inc.	(17,854)	(1,379,579)

REITs-STORAGE – (1.2)%
Iron Mountain, Inc.	(38,220)	(1,394,266)

RESIDENTIAL REITs – (1.4)%
American Homes 4 Rent — Class A	(98,479)	(1,629,827)

REITs-REGIONAL MALLS – (2.0)%
CBL & Associates Properties, Inc.	(54,248)	(1,074,110)
Rouse Properties, Inc.	(67,617)	(1,282,018)
Total REITs-Regional Malls		(2,356,128)

REITs-HOTELS – (2.8)%
Ryman Hospitality Properties, Inc.	(15,277)	(930,522)
Summit Hotel Properties, Inc.	(82,394)	(1,159,284)
Chesapeake Lodging Trust	(35,400)	(1,197,582)
Total REITs-Hotels		(3,287,388)

REITs-SINGLE TENANT – (3.3)%
National Retail Properties, Inc.	(45,029)	(1,844,838)
Realty Income Corp.	(39,535)	(2,040,006)
Total REITs-Single Tenant		(3,884,844)

REITs-OFFICE PROPERTY – (3.5)%
Equity Commonwealth*	(46,386)	(1,231,548)
Corporate Office Properties Trust	(45,501)	(1,336,819)
Government Properties Income Trust	(71,168)	(1,626,189)
Total REITs-Office Property		(4,194,556)

REITs-DIVERSIFIED – (3.7)%
EPR Properties	(21,933)	(1,316,638)
Duke Realty Corp.	(66,979)	(1,458,133)
Washington Real Estate Investment Trust	(61,759)	(1,706,401)
Total REITs-Diversified		(4,481,172)

REITs-HEALTH CARE – (3.8)%
Omega Healthcare Investors, Inc.	(34,219)	(1,388,265)
Healthcare Realty Trust, Inc.	(51,637)	(1,434,476)
Medical Properties Trust, Inc.	(112,992)	(1,665,502)
Total REITs-Health Care		(4,488,243)

REITs-SHOPPING CENTERS – (3.9)%
Weingarten Realty Investors	(40,417)	(1,454,204)
Brixmor Property Group, Inc.	(55,234)	(1,466,463)
WP GLIMCHER, Inc.	(107,932)	(1,794,909)
Total REITs-Shopping Centers		(4,715,576)
Total REITs		(34,330,697)

Total Common Stocks Sold Short
(Proceeds $33,566,598)		(34,330,697)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (6.1)%
iShares US Real Estate ETF	91,051	(7,222,165)
Total Exchange-Traded Funds Sold Short
(Proceeds $7,302,963)		(7,222,165)
Total Securities Sold Short - (35.0)%
(Proceeds $40,869,561)		$(41,552,862)
Other Assets & Liabilities, net - 32.1%		37,997,324
Total Net Assets - 100.0%		$118,305,636

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
RISK MANAGED REAL ESTATE FUND

	Units	Unrealized Gain

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America Merrill Lynch April 2015 Guggenheim Real Estate Investment Trust Basket Total Return Index Swap, Terminating 04/30/151 (Notional Value $35,527,028)	313,483	$375,381

SECTOR DIVERSIFICATION

Bank of America Merrill Lynch Real Estate Investment Trust Index Swap

Sector	% of Index
REITs-Regional Malls	15.9%
REITs-Apartments	15.1%
REITs-Office Property	12.6%
REITs-Health Care	9.3%
REITs-Diversified	8.9%
REITs-Warehouse/Industries	8.5%
REITs-Shopping Centers	7.2%
REITs-Storage	6.3%
REITs-Hotels	4.5%
Hotels & Motels	2.6%
REITs-Manufactured Homes	2.6%
REITs-Mortgage	2.5%
Real Estate Operations/Development	1.6%
Investment Management/Advisory Services	1.3%
Medical-Hospitals	0.6%
Retirement/Aged Care	0.5%
Total	100.0%

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Customized basket of 57 exchange-traded equity securities. Total Return based on Bank of America Merrill Lynch Guggenheim Real Estate Investment Trust Basket Index +/- financing at a variable rate.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

RISK MANAGED REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

Assets:
Investments, at value (cost $114,839,384)	$121,861,174
Segregated cash with broker	37,603,910
Unrealized appreciation on swap agreements	375,381
Prepaid expenses	42,625
Cash	22,879
Receivables:
Securities sold	3,695,759
Dividends	170,270
Investment adviser	2,568
Fund shares sold	250
Total assets	163,774,816

Liabilities:
Securities sold short, at value (proceeds $40,869,561)	41,552,862
Payable for:
Securities purchased	3,790,166
Management fees	74,818
Fund accounting/administration fees	9,477
Trustees’ fees*	428
Distribution and service fees	399
Transfer agent/maintenance fees	290
Miscellaneous	40,740
Total liabilities	45,469,180
Net assets	$118,305,636

Net assets consist of:
Paid in capital	$100,246,054
Accumulated net investment loss	(510,545)
Accumulated net realized gain on investments	11,856,257
Net unrealized appreciation on investments	6,713,870
Net assets	$118,305,636

A-Class:
Net assets	$1,373,274
Capital shares outstanding	42,889
Net asset value per share	$32.02
Maximum offering price per share (Net asset value divided by 95.25%)	$33.62

C-Class:
Net assets	$164,381
Capital shares outstanding	5,152
Net asset value per share	$31.91

Institutional Class:
Net assets	$116,767,981
Capital shares outstanding	3,637,156
Net asset value per share	$32.10

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2015

Investment Income:
Dividends	$347,506
Interest	24
Total investment income	347,530

Expenses:
Management fees	453,994
Transfer agent/maintenance fees:
A-Class	1,064
C-Class	1,617
Institutional Class	461
Distribution and service fees:
A-Class	1,031
C-Class	397
Fund accounting/administration fees	54,580
Prime broker interest expense	126,592
Registration fees	35,539
Trustees’ fees*	5,189
Line of credit fees	3,614
Custodian fees	2,680
Miscellaneous	27,243
Total expenses	714,001
Net investment loss	(366,471)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	8,718,125
Swap agreements	5,721,412
Securities sold short	(2,120,421)
Net realized gain	12,319,116
Net change in unrealized appreciation (depreciation) on:
Investments	10,175,779
Securities sold short	(2,357,788)
Swap agreements	375,381
Net change in unrealized appreciation (depreciation)	8,193,372
Net realized and unrealized gain	20,512,488
Net increase in net assets resulting from operations	$20,146,017

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(366,471)	$22,934
Net realized gain on investments	12,319,116	214,971
Net change in unrealized appreciation (depreciation) on investments	8,193,372	(1,479,502)
Net increase (decrease) in net assets resulting from operations	20,146,017	(1,241,597)

Distributions to shareholders from:
Net investment income
A-Class	(2,130)	(156)
C-Class	—	(6)
Institutional Class	(110,810)	(191,573)
Net realized gains
A-Class	(5,715)	—
C-Class	(362)	—
Institutional Class	(534,120)	—
Total distributions to shareholders	(653,137)	(191,735)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,421,263	110,130
C-Class	169,440	309,239
Institutional Class	192,498	105,276,555
Distributions reinvested
A-Class	6,954	73
C-Class	362	—
Institutional Class	488,786	160,496
Cost of shares redeemed
A-Class	(234,897)	(105)
C-Class	(70,592)	(260,047)
Institutional Class	(7,312,761)	(11,306)
Net increase (decrease) from capital share transactions	(5,338,947)	105,585,035
Net increase in net assets	14,153,933	104,151,703

Net assets:
Beginning of period	104,151,703	—
End of period	$118,305,636	$104,151,703
Accumulated net investment loss at end of period	$(510,545)	$(31,134)

Capital share activity:
Shares sold
A-Class	46,531	3,971
C-Class	5,497	11,307
Institutional Class	6,259	3,845,861
Shares issued from reinvestment of distributions
A-Class	229	3
C-Class	12	—
Institutional Class	16,219	5,733
Shares redeemed
A-Class	(7,841)	(4)
C-Class	(2,288)	(9,376)
Institutional Class	(236,499)	(417)
Net increase (decrease) in shares	(171,881)	3,857,078

[a]	Since commencement of operations: March 28, 2014

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$26.99	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.11)	.02
Net gain (loss) on investments (realized and unrealized)	5.33	2.06
Total from investment operations	5.22	2.08
Less distributions from:
Net investment income	(.05)	(.09)
Net realized gains	(.14)	—
Total distributions	(.19)	(.09)
Net asset value, end of period	$32.02	$26.99

Total Return[d]	19.35%	8.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,373	$107
Ratios to average net assets:
Net investment income (loss)	(0.69%)	0.16%
Total expenses[e]	1.53%	4.22%[g]
Net expenses[f,h]	1.53%	3.32%
Portfolio turnover rate	107%	57%

C-Class	Period Ended March 31, 2015[a]	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$26.95	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.22)	(.23)
Net gain (loss) on investments (realized and unrealized)	5.32	2.19
Total from investment operations	5.10	1.96
Less distributions from:
Net investment income	—	(.01)
Net realized gains	(.14)	—
Total distributions	(.14)	(.01)
Net asset value, end of period	$31.91	$26.95

Total Return[d]	18.96%	7.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$164	$52
Ratios to average net assets:
Net investment income (loss)	(1.45%)	(1.60%)
Total expenses[e]	2.27%	9.33%[g]
Net expenses[f,h]	2.27%	2.67%
Portfolio turnover rate	107%	57%

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$27.00	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.10)	.02
Net gain (loss) on investments (realized and unrealized)	5.37	2.09
Total from investment operations	5.27	2.11
Less distributions from:
Net investment income	(.03)	(.11)
Net realized gains	(.14)	—
Total distributions	(.17)	(.11)
Net asset value, end of period	$32.10	$27.00

Total Return[d]	19.56%	8.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,768	$103,993
Ratios to average net assets:
Net investment income (loss)	(0.64%)	0.11%
Total expenses[e]	1.24%	2.69%[g]
Net expenses[f,h]	1.24%	2.58%
Portfolio turnover rate	107%	57%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: March 28, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	Due to limited length of Fund operations, ratios for this period are not indicative of future performance.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/31/15	09/30/14
A-Class	1.29%	1.30%
C-Class	2.05%	2.05%
Institutional Class	1.01%	1.10%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

FUND PROFILE (Unaudited)	March 31, 2015

SMALL CAP VALUE FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 11, 2008
C-Class	July 11, 2008
Institutional Class	July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Endurance Specialty Holdings Ltd.	3.0%
Hanover Insurance Group, Inc.	3.0%
Diebold, Inc.	2.6%
Covanta Holding Corp.	2.4%
Emergent Biosolutions, Inc.	2.2%
Papa Murphy’s Holdings, Inc.	2.2%
Berkshire Hills Bancorp, Inc.	2.1%
Apartment Investment & Management Co. — Class A	2.1%
Laclede Group, Inc.	2.0%
CubeSmart	2.0%
Top Ten Total	23.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
SMALL CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.1%

FINANCIAL - 33.2%
Endurance Specialty Holdings Ltd.	11,844	$724,142
Hanover Insurance Group, Inc.	9,849	714,840
Berkshire Hills Bancorp, Inc.	18,510	512,727
Apartment Investment & Management Co. — Class A	12,970	510,499
CubeSmart	19,874	479,957
Reinsurance Group of America, Inc. — Class A	5,120	477,133
Navigators Group, Inc.*	5,440	423,450
NorthStar Realty Finance Corp.	21,350	386,862
Sun Communities, Inc.	5,624	375,233
Horace Mann Educators Corp.	10,820	370,044
Camden Property Trust	4,700	367,211
Chatham Lodging Trust	12,230	359,684
OFG Bancorp	21,728	354,601
Symetra Financial Corp.	13,930	326,798
Wintrust Financial Corp.	5,620	267,962
Cathay General Bancorp	7,540	214,513
Argo Group International Holdings Ltd.	4,241	212,686
Acacia Research Corp.	18,150	194,205
1st Source Corp.	5,878	188,860
Ocwen Financial Corp.*	17,170	141,653
BioMed Realty Trust, Inc.	4,740	107,408
Fulton Financial Corp.	6,670	82,308
Trustmark Corp.	2,830	68,712
Radian Group, Inc.	3,720	62,459
Total Financial		7,923,947

CONSUMER, NON-CYCLICAL - 16.1%
Emergent Biosolutions, Inc.*	18,290	526,020
ABM Industries, Inc.	14,190	452,093
Invacare Corp.	18,340	355,980
Global Cash Access Holdings, Inc.*	44,660	340,309
Kindred Healthcare, Inc.	13,454	320,071
Aegerion Pharmaceuticals, Inc.*	7,460	195,228
Darling Ingredients, Inc.*	12,160	170,362
Great Lakes Dredge & Dock Corp.*	28,048	168,568
Navigant Consulting, Inc.*	12,770	165,499
Omega Protein Corp.*	11,330	155,108
Globus Medical, Inc. — Class A*	5,970	150,683
HealthSouth Corp.	3,310	146,832
Greatbatch, Inc.*	2,358	136,410
Depomed, Inc.*	6,022	134,953
ICU Medical, Inc.*	1,415	131,793
DeVry Education Group, Inc.	3,310	110,422
ICF International, Inc.*	1,753	71,610
IPC Healthcare, Inc.*	1,330	62,031
Grand Canyon Education, Inc.*	1,310	56,723
Total Consumer, Non-cyclical		3,850,695

INDUSTRIAL - 14.2%
Covanta Holding Corp.	25,150	564,115
Orbital ATK, Inc.	5,550	425,296
Celadon Group, Inc.	15,000	408,299
PMFG, Inc.*	72,189	335,679
FLIR Systems, Inc.	8,310	259,937
Rofin-Sinar Technologies, Inc.*	9,920	240,362
Marten Transport Ltd.	10,270	238,264
Oshkosh Corp.	3,613	176,278
Gentex Corp.	8,020	146,766
LMI Aerospace, Inc.*	9,970	121,734
Sterling Construction Company, Inc.*	26,248	118,641
Aegion Corp. — Class A*	6,533	117,921
Rand Logistics, Inc.*	34,819	113,161
UTI Worldwide, Inc.*	5,710	70,233
Kirby Corp.*	770	57,789
Total Industrial		3,394,475

TECHNOLOGY - 12.9%
Diebold, Inc.	17,450	618,777
Maxwell Technologies, Inc.*	49,238	396,858
Silicon Graphics International Corp.*	41,420	359,940
ManTech International Corp. — Class A	8,850	300,369
KEYW Holding Corp.*	32,908	270,832
IXYS Corp.	21,765	268,145
Brooks Automation, Inc.	13,660	158,865
Diodes, Inc.*	5,530	157,937
Mercury Systems, Inc.*	10,040	156,122
Cree, Inc.*	3,780	134,152
IGATE Corp.*	1,710	72,949
IPG Photonics Corp.*	770	71,379
Teradyne, Inc.	3,130	59,001
Stratasys Ltd.*	1,020	53,836
Total Technology		3,079,162

CONSUMER, CYCLICAL - 8.4%
Papa Murphy’s Holdings, Inc.*	28,630	519,349
International Speedway Corp. — Class A	10,381	338,524
Chico’s FAS, Inc.	13,150	232,623
Ryland Group, Inc.	3,250	158,405
ScanSource, Inc.*	3,250	132,112
Wendy’s Co.	11,080	120,772
United Stationers, Inc.	2,900	118,871
Iconix Brand Group, Inc.*	3,460	116,498
Crocs, Inc.*	9,010	106,408
Abercrombie & Fitch Co. — Class A	4,570	100,723
WESCO International, Inc.*	1,002	70,030
Total Consumer, Cyclical		2,014,315

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
SMALL CAP VALUE FUND

	Shares	Value

UTILITIES - 4.4%
Laclede Group, Inc.	9,556	$489,458
PICO Holdings, Inc.*	16,532	267,984
Avista Corp.	4,350	148,683
EnerNOC, Inc.*	7,340	83,676
Portland General Electric Co.	1,630	60,457
Total Utilities		1,050,258

COMMUNICATIONS - 4.3%
DigitalGlobe, Inc.*	13,908	473,845
Finisar Corp.*	12,890	275,073
Scholastic Corp.	3,422	140,097
Liquidity Services, Inc.*	8,935	88,278
NETGEAR, Inc.*	1,690	55,567
Total Communications		1,032,860

ENERGY - 3.2%
Patterson-UTI Energy, Inc.	14,160	265,854
Superior Energy Services, Inc.	8,870	198,156
Oasis Petroleum, Inc.*	13,760	195,667
Sanchez Energy Corp.*	6,288	81,807
Resolute Energy Corp.*	47,930	27,004
Total Energy		768,488

BASIC MATERIALS - 2.4%
Olin Corp.	6,772	216,975
Landec Corp.*	8,836	123,262
Intrepid Potash, Inc.*	10,560	121,968
Luxfer Holdings plc ADR	8,370	111,907
Total Basic Materials		574,112

Total Common Stocks
(Cost $22,193,683)		23,688,312

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2	6,250	18
Total Convertible Preferred Stocks
(Cost $5,968)		18

SHORT TERM INVESTMENTS† - 0.2%
Dreyfus Treasury Prime Cash Management Fund 0.00%	50,348	50,348
Total Short Term Investments
(Cost $50,348)		50,348

Total Investments - 99.3%
(Cost $22,249,999)		$23,738,678
Other Assets & Liabilities, net - 0.7%		169,993
Total Net Assets - 100.0%		$23,908,671

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

2	Illiquid security.
ADR — American Depositary Receipt
plc — Public Limited Company

See Sector Classification in Other Information section.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

Assets:
Investments, at value (cost $22,249,999)	$23,738,678
Prepaid expenses	20,967
Receivables:
Securities sold	350,743
Dividends	32,162
Investment adviser	14,679
Fund shares sold	8,637
Total assets	24,165,866

Liabilities:
Payable for:
Securities purchased	159,434
Fund shares redeemed	48,504
Management fees	20,245
Distribution and service fees	9,313
Transfer agent/maintenance fees	2,172
Fund accounting/administration fees	1,923
Trustees’ fees*	486
Miscellaneous	15,118
Total liabilities	257,195
Net assets	$23,908,671

Net assets consist of:
Paid in capital	$20,407,492
Distributions in excess of net investment loss	(292,083)
Accumulated net realized gain on investments	2,304,583
Net unrealized appreciation on investments	1,488,679
Net assets	$23,908,671

A-Class:
Net assets	$16,369,158
Capital shares outstanding	1,127,361
Net asset value per share	$14.52
Maximum offering price per share (Net asset value divided by 95.25%)	$15.24

C-Class:
Net assets	$6,840,511
Capital shares outstanding	501,614
Net asset value per share	$13.64

Institutional Class:
Net assets	$699,002
Capital shares outstanding	52,088
Net asset value per share	$13.42

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2015

Investment Income:
Dividends (net of foreign withholding tax of $412)	$195,523
Total investment income	195,523

Expenses:
Management fees	124,702
Transfer agent/maintenance fees:
A-Class	15,952
C-Class	6,429
Institutional Class	587
Distribution and service fees:
A-Class	20,727
C-Class	38,263
Fund accounting/administration fees	11,847
Registration fees	26,709
Custodian fees	3,173
Tax expense	3,075
Trustees’ fees*	2,207
Line of credit fees	1,341
Miscellaneous	18,266
Total expenses	273,278
Less:
Expenses waived by Adviser	(78,883)
Net expenses	194,395
Net investment income	1,128

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,509,891
Net realized gain	2,509,891
Net change in unrealized appreciation (depreciation) on:
Investments	(671,123)
Net change in unrealized appreciation (depreciation)	(671,123)
Net realized and unrealized gain	1,838,768
Net increase in net assets resulting from operations	$1,839,896

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,128	$(90,719)
Net realized gain on investments	2,509,891	8,751,257
Net change in unrealized appreciation (depreciation) on investments	(671,123)	(7,309,504)
Net increase in net assets resulting from operations	1,839,896	1,351,034

Distributions to shareholders from:
Net investment income
A-Class	(85,715)	(33,808)
Institutional Class	(60,526)	(89,016)
Net realized gains
A-Class	(3,174,844)	(1,236,307)
C-Class	(1,734,594)	(508,183)
Institutional Class	(145,234)	(1,474,064)
Total distributions to shareholders	(5,200,913)	(3,341,378)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,013,452	9,171,920
C-Class	325,629	4,179,080
Institutional Class	369,388	559,915
Distributions reinvested
A-Class	3,225,514	1,239,655
C-Class	1,687,462	485,717
Institutional Class	119,479	25,070
Cost of shares redeemed
A-Class	(5,211,313)	(8,482,138)
C-Class	(2,494,065)	(1,429,909)
Institutional Class	(388,197)	(21,823,574)
Net increase (decrease) from capital share transactions	647,349	(16,074,264)
Net decrease in net assets	(2,713,668)	(18,064,608)

Net assets:
Beginning of period	26,622,339	44,686,947
End of period	$23,908,671	$26,622,339
Distributions in excess of net investment loss at end of period	$(292,083)	$(146,970)

Capital share activity:
Shares sold
A-Class	200,053	506,970
C-Class	23,065	242,648
Institutional Class	28,127	30,658
Shares issued from reinvestment of distributions
A-Class	230,223	71,163
C-Class	127,935	29,190
Institutional Class	9,233	1,422
Shares redeemed
A-Class	(334,091)	(472,674)
C-Class	(183,605)	(82,761)
Institutional Class	(29,475)	(1,224,766)
Net increase (decrease) in shares	71,465	(898,150)

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Per Share Data
Net asset value, beginning of period	$16.82	$17.81	$15.04	$11.66	$14.35	$13.24
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.03)	(—)[c]	(.03)	(.07)	(.05)
Net gain (loss) on investments (realized and unrealized)	1.14	.26	4.05	3.73	(.63)	1.54
Total from investment operations	1.16	.23	4.05	3.70	(.70)	1.49
Less distributions from:
Net investment income	(.09)	(.03)	(.01)	—	—	—
Net realized gains	(3.37)	(1.19)	(1.27)	(.32)	(1.99)	(.38)
Total distributions	(3.46)	(1.22)	(1.28)	(.32)	(1.99)	(.38)
Net asset value, end of period	$14.52	$16.82	$17.81	$15.04	$11.66	$14.35

Total Return[d]	7.68%	1.07%	29.39%	32.19%	(7.31%)	11.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,369	$17,342	$16,487	$12,294	$7,592	$6,209
Ratios to average net assets:
Net investment income (loss)	0.24%	(0.14%)	(0.02%)	(0.24%)	(0.52%)	(0.34%)
Total expenses	1.98%	1.85%	1.91%	2.14%	2.33%	2.45%
Net expenses[e]	1.34%[f]	1.32%[f]	1.30%	1.30%	1.30%	1.30%
Portfolio turnover rate	39%	45%	34%	62%	70%	140%

C-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Per Share Data
Net asset value, beginning of period	$15.96	$17.05	$14.54	$11.36	$14.13	$13.11
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.15)	(.12)	(.14)	(.18)	(.15)
Net gain (loss) on investments (realized and unrealized)	1.09	.25	3.90	3.64	(.60)	1.55
Total from investment operations	1.05	.10	3.78	3.50	(.78)	1.40
Less distributions from:
Net realized gains	(3.37)	(1.19)	(1.27)	(.32)	(1.99)	(.38)
Total distributions	(3.37)	(1.19)	(1.27)	(.32)	(1.99)	(.38)
Net asset value, end of period	$13.64	$15.96	$17.05	$14.54	$11.36	$14.13

Total Return[d]	7.33%	0.30%	28.34%	31.35%	(8.07%)	10.94%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,841	$8,527	$5,885	$3,026	$2,305	$1,353
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.87%)	(0.75%)	(1.00%)	(1.26%)	(1.09%)
Total expenses	2.70%	2.51%	2.58%	2.70%	3.07%	3.22%
Net expenses[e]	2.09%[f]	2.07%[f]	2.05%	2.05%	2.05%	2.05%
Portfolio turnover rate	39%	45%	34%	62%	70%	140%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Per Share Data
Net asset value, beginning of period	$17.04	$18.04	$15.21	$11.76	$14.43	$13.28
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.01	.04	— [c]	(.04)	(.01)
Net gain (loss) on investments (realized and unrealized)	1.13	.25	4.10	3.77	(.64)	1.54
Total from investment operations	1.16	.26	4.14	3.77	(.68)	1.53
Less distributions from:
Net investment income	(1.41)	(.07)	(.04)	—	—	—
Net realized gains	(3.37)	(1.19)	(1.27)	(.32)	(1.99)	(.38)
Total distributions	(4.78)	(1.26)	(1.31)	(.32)	(1.99)	(.38)
Net asset value, end of period	$13.42	$17.04	$18.04	$15.21	$11.76	$14.43

Total Return[d]	7.85%	1.21%	29.74%	32.51%	(7.11%)	11.80%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$699	$753	$22,315	$18,591	$638	$734
Ratios to average net assets:
Net investment income (loss)	0.45%	0.05%	0.23%	0.02%	(0.30%)	(0.08%)
Total expenses	1.70%	1.33%	1.34%	1.44%	2.09%	2.21%
Net expenses[e]	1.09%[f]	1.07%[f]	1.05%	1.05%	1.05%	1.05%
Portfolio turnover rate	39%	45%	34%	62%	70%	140%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income (loss) is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/31/15	09/30/14
A-Class	1.30%	1.30%
C-Class	2.05%	2.05%
Institutional Class	1.05%	1.05%

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2015

STYLEPLUS—LARGE CORE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

Portfolio Composition by Quality Rating*
Rating
Fixed Income Instruments
AAA	3.6%
AA	1.6%
A	3.0%
BBB	1.3%
B	0.1%
Other Instruments
Mutual Funds	72.1%
Common Stocks	15.4%
Short Term Investments	2.9%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	September 10, 1962
B-Class	October 19, 1993
C-Class	January 29, 1999
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	24.7%
Guggenheim Strategy Fund I	24.1%
Guggenheim Strategy Fund II	22.0%
Duane Street CLO IV Ltd. — Class A1T	0.8%
Goldman Sachs Asset Management CLO plc — Class D	0.7%
Salus CLO Ltd. — Class A2N	0.7%
Black Diamond CLO 2005-1 Delaware Corp. — Class D1	0.6%
Apple, Inc.	0.6%
Cornerstone CLO Ltd. — Class A1S	0.6%
KKR Financial CLO 2007-1 Ltd. — Class D	0.6%
Top Ten Total	75.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

*
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
STYLEPLUS—LARGE CORE FUND

	Shares	Value

COMMON STOCKS† - 15.1%

CONSUMER, NON-CYCLICAL - 5.1%
Pfizer, Inc.	19,742	$686,823
Procter & Gamble Co.	7,689	630,037
UnitedHealth Group, Inc.	4,293	507,818
PepsiCo, Inc.	5,097	487,375
Express Scripts Holding Co.*	5,014	435,065
Johnson & Johnson	4,233	425,840
Mondelez International, Inc. — Class A	11,581	417,958
Anthem, Inc.	2,565	396,061
Aetna, Inc.	3,645	388,302
Cigna Corp.	2,979	385,602
General Mills, Inc.	6,745	381,767
Merck & Company, Inc.	6,617	380,345
Kimberly-Clark Corp.	3,527	377,777
Archer-Daniels-Midland Co.	7,772	368,393
Stryker Corp.	3,908	360,513
Coca-Cola Co.	8,492	344,351
Kroger Co.	3,907	299,511
Kraft Foods Group, Inc.	3,421	298,020
Abbott Laboratories	6,314	292,528
Cardinal Health, Inc.	3,157	284,982
AbbVie, Inc.	4,604	269,518
Humana, Inc.	1,490	265,250
Philip Morris International, Inc.	3,126	235,482
Eli Lilly & Co.	3,148	228,702
McKesson Corp.	994	224,843
Amgen, Inc.	1,396	223,150
HCA Holdings, Inc.*	2,716	204,325
Baxter International, Inc.	2,773	189,951
Medtronic plc	2,399	187,098
Gilead Sciences, Inc.*	1,820	178,597
Actavis plc*	438	130,358
Total Consumer, Non-cyclical		10,486,342

TECHNOLOGY - 2.4%
Apple, Inc.	9,466	1,177,855
Microsoft Corp.	19,492	792,447
International Business Machines Corp.	3,462	555,651
Intel Corp.	17,317	541,503
Hewlett-Packard Co.	12,591	392,336
Oracle Corp.	8,709	375,793
EMC Corp.	14,563	372,230
Micron Technology, Inc.*	11,757	318,967
Western Digital Corp.	3,393	308,797
Total Technology		4,835,579

INDUSTRIAL - 2.4%
General Electric Co.	22,868	567,355
Caterpillar, Inc.	4,841	387,425
Eaton Corporation plc	5,327	361,916
FedEx Corp.	2,157	356,876
Corning, Inc.	15,248	345,825
CSX Corp.	9,843	326,000
Boeing Co.	2,114	317,268
Deere & Co.	3,494	306,389
Waste Management, Inc.	5,542	300,543
Norfolk Southern Corp.	2,793	287,456
General Dynamics Corp.	2,038	276,617
Raytheon Co.	2,438	266,352
Northrop Grumman Corp.	1,608	258,824
Emerson Electric Co.	4,023	227,782
United Technologies Corp.	1,583	185,528
Total Industrial		4,772,156

FINANCIAL - 1.4%
JPMorgan Chase & Co.	7,994	484,277
MetLife, Inc.	7,859	397,272
Bank of New York Mellon Corp.	7,972	320,793
Bank of America Corp.	18,177	279,744
Prudential Financial, Inc.	3,285	263,818
Citigroup, Inc.	4,780	246,266
Wells Fargo & Co.	3,487	189,693
State Street Corp.	2,134	156,913
Berkshire Hathaway, Inc. — Class B*	938	135,372
Allstate Corp.	1,735	123,480
Aflac, Inc.	1,761	112,722
Ameriprise Financial, Inc.	714	93,420
Total Financial		2,803,770

ENERGY - 1.2%
ConocoPhillips	6,733	419,196
Exxon Mobil Corp.	4,892	415,820
Anadarko Petroleum Corp.	4,707	389,786
Occidental Petroleum Corp.	4,854	354,342
Apache Corp.	5,706	344,243
Chevron Corp.	2,491	261,505
Kinder Morgan, Inc.	2,909	122,353
Valero Energy Corp.	1,588	101,029
Devon Energy Corp.	1,603	96,677
Total Energy		2,504,951

COMMUNICATIONS - 1.1%
Cisco Systems, Inc.	19,078	525,122
eBay, Inc.*	6,983	402,779
Comcast Corp. — Class A	6,226	351,582
AT&T, Inc.	7,341	239,684
Google, Inc. — Class C*	419	229,612
Walt Disney Co.	1,768	185,446
Time Warner, Inc.	2,173	183,488
Verizon Communications, Inc.	1,972	95,898
Total Communications		2,213,611

CONSUMER, CYCLICAL - 1.1%
Wal-Mart Stores, Inc.	6,402	526,565
CVS Health Corp.	4,952	511,095
Delta Air Lines, Inc.	6,262	281,540

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
STYLEPLUS—LARGE CORE FUND

	Shares	Value

Southwest Airlines Co.	5,624	$249,143
Ford Motor Co.	13,235	213,613
General Motors Co.	4,978	186,675
Walgreens Boots Alliance, Inc.	2,123	179,776
Total Consumer, Cyclical		2,148,407

UTILITIES - 0.4%
Duke Energy Corp.	5,273	404,861
American Electric Power Company, Inc.	4,136	232,650
PG&E Corp.	3,798	201,560
Total Utilities		839,071

Total Common Stocks
(Cost $28,347,061)		30,603,887

MUTUAL FUNDS†,1 - 70.8%
Guggenheim Strategy Fund III	2,002,207	49,955,057
Guggenheim Strategy Fund I	1,957,710	48,746,970
Guggenheim Strategy Fund II	1,785,349	44,473,050
Total Mutual Funds
(Cost $143,241,259)		143,175,077

SHORT TERM INVESTMENTS† - 2.9%
Dreyfus Treasury Prime Cash Management Fund 0.00%	5,820,719	5,820,719
Total Short Term Investments
(Cost $5,820,719)		5,820,719

	Face Amount

ASSET-BACKED SECURITIES†† - 8.8%
Duane Street CLO IV Ltd.
2007-4A, 0.49% due 11/14/212,3	$1,658,526	1,645,092
Goldman Sachs Asset Management CLO plc
2007-1A, 3.00% due 08/01/222,3	1,500,000	1,502,250
Brentwood CLO Corp.
2006-1A, 0.52% due 02/01/222,3	995,529	981,393
2006-1A, 1.07% due 02/01/222,3	500,000	474,650
Salus CLO Ltd.
2013-1AN, 2.48% due 03/05/212,3	1,400,000	1,401,680
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.17% due 06/20/172,3	1,250,000	1,223,625
Symphony CLO IX, LP
2012-9A, 2.75% due 04/16/222,3	700,000	702,590
2012-9A, 3.50% due 04/16/222,3	500,000	501,700

Cornerstone CLO Ltd.
2007-1A, 0.47% due 07/15/212,3	1,176,825	1,166,705
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.51% due 05/15/212,3	1,150,000	1,145,515
Symphony CLO VII Ltd.
2011-7A, 3.46% due 07/28/212,3	1,000,000	998,800
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.64% due 04/17/212,3	1,000,000	987,100
N-Star REL CDO VIII Ltd.
2006-8A, 0.47% due 02/01/412,3	966,089	948,023
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.64% due 04/29/192,3	900,000	864,180
OFSI Fund V Ltd.
2013-5A, 3.46% due 04/17/252,3	750,000	740,775
Foothill CLO Ltd.
2007-1A, 0.51% due 02/22/212,3	683,593	678,603
Halcyon Loan Advisors Funding 2012-1 Ltd.
2012-1A, 3.26% due 08/15/232,3	500,000	488,250
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.56% due 09/30/222,3	500,000	475,650
Race Point IV CLO Ltd.
2007-4A, 1.00% due 08/01/212,3	450,000	437,670
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.81% due 11/05/412,3	184,525	183,639
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.56% due 12/20/182,3	111,923	111,621
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/412,3	94,283	93,708
Golub Capital Partners Fundings Ltd.
2007-1A, 0.52% due 03/15/222,3	90,492	90,084
Total Asset-Backed Securities
(Cost $17,580,127)		17,843,303

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.5%
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/462,3	1,123,357	1,068,088
Total Collateralized Mortgage Obligations
(Cost $998,385)		1,068,088

Total Investments - 98.1%
(Cost $195,987,551)		$198,511,074
Other Assets & Liabilities, net - 1.9%		3,944,257
Total Net Assets - 100.0%		$202,455,331

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
STYLEPLUS—LARGE CORE FUND

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $720,825)	7	$9,603

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. June 2015 S&P 500 Total Return Index Swap, Terminating 06/03/154 (Notional Value $108,880,219)	28,613	$11,116,008
Bank of America August 2015 S&P 500 Total Return Index Swap, Terminating 08/05/154 (Notional Value $42,851,168)	11,261	2,709,977
Goldman Sachs International May 2015 S&P 500 Index Swap, Terminating 05/05/154 (Notional Value $18,499,344)	8,946	—
(Total Notional Value $170,230,731)		$13,825,985

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Affiliated issuer — See Note 10.
2	Variable rate security. Rate indicated is rate effective at March 31, 2015.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $18,911,392 (cost $18,578,513), or 9.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $52,746,292)	$55,335,997
Investments in affiliated issuers, at value (cost $143,241,259)	143,175,077
Total investments (cost $195,987,551)	198,511,074
Unrealized appreciation on swap agreements	13,825,985
Cash	1,345,808
Segregated cash with broker	332,200
Prepaid expenses	38,963
Receivables:
Securities sold	1,197,060
Dividends	231,188
Interest	34,218
Fund shares sold	7,538
Total assets	215,524,034

Liabilities:
Segregated cash from broker	12,084,000
Payable for:
Swap settlement	483,222
Securities purchased	187,197
Management fees	130,091
Distribution and service fees	47,242
Fund shares redeemed	38,973
Fund accounting/administration fees	16,478
Transfer agent/maintenance fees	13,918
Variation margin	5,635
Trustees’ fees*	3,466
Miscellaneous	58,481
Total liabilities	13,068,703
Net assets	$202,455,331

Net assets consist of:
Paid in capital	$181,836,496
Undistributed net investment income	370,126
Accumulated net realized gain on investments	3,889,598
Net unrealized appreciation on investments	16,359,111
Net assets	$202,455,331

A-Class:
Net assets	$196,397,388
Capital shares outstanding	8,679,328
Net asset value per share	$22.63
Maximum offering price per share (Net asset value divided by 95.25%)	$23.76

B-Class:
Net assets	$2,621,732
Capital shares outstanding	161,593
Net asset value per share	$16.22

C-Class:
Net assets	$3,351,388
Capital shares outstanding	181,528
Net asset value per share	$18.46

Institutional Class:
Net assets	$84,823
Capital shares outstanding	3,774
Net asset value per share	$22.48

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2015

Investment Income:
Dividends from securities of affiliated issuers	$932,994
Interest	637,592
Dividends from securities of unaffiliated issuers	408,045
Total investment income	1,978,631

Expenses:
Management fees	757,980
Transfer agent/maintenance fees:
A-Class	123,100
B-Class	9,505
C-Class	5,027
Institutional Class	123
Distribution and service fees:
A-Class	244,651
B-Class	14,381
C-Class	17,177
Fund accounting/administration fees	96,009
Line of credit fees	14,624
Custodian fees	10,728
Trustees’ fees*	10,039
Tax expense	9
Miscellaneous	74,482
Total expenses	1,377,835
Net investment income	600,796

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	3,342,609
Investments in affiliated issuers	(13,996)
Swap agreements	1,051,251
Futures contracts	58,473
Net realized gain	4,438,337
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(1,286,412)
Investments in affiliated issuers	180,124
Swap agreements	8,144,756
Futures contracts	18,313
Net change in unrealized appreciation (depreciation)	7,056,781
Net realized and unrealized gain	11,495,118
Net increase in net assets resulting from operations	$12,095,914
*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

STYLEPLUS—LARGE CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$600,796	$1,594,339
Net realized gain on investments	4,438,337	32,337,769
Net change in unrealized appreciation (depreciation) on investments	7,056,781	3,604,720
Net increase in net assets resulting from operations	12,095,914	37,536,828

Distributions to shareholders from:
Net investment income
A-Class	(1,732,889)	(394,204)
C-Class	(12,770)	—
Institutional Class	(1,276)	(125)
Net realized gains
A-Class	(24,703,723)	(30,898,467)
B-Class	(495,180)	(755,687)
C-Class	(513,717)	(490,315)
Institutional Class	(14,534)	(4,758)
Total distributions to shareholders	(27,474,089)	(32,543,556)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,001,924	5,232,403
B-Class	73,203	139,271
C-Class	1,065,945	926,456
Institutional Class	34,411	60,516
Distributions reinvested
A-Class	24,669,737	29,159,068
B-Class	493,058	750,686
C-Class	522,705	483,096
Institutional Class	11,270	4,883
Cost of shares redeemed
A-Class	(11,444,337)	(22,280,678)
B-Class	(636,719)	(1,341,102)
C-Class	(932,608)	(628,059)
Institutional Class	(29,777)	(13,481)
Net increase from capital share transactions	18,828,812	12,493,059
Net increase in net assets	3,450,637	17,486,331

Net assets:
Beginning of period	199,004,694	181,518,363
End of period	$202,455,331	$199,004,694
Undistributed net investment income at end of period	$370,126	$1,516,265

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Capital share activity:
Shares sold
A-Class	213,125	221,145
B-Class	4,604	7,794
C-Class	54,673	45,606
Institutional Class	1,353	2,509
Shares issued from reinvestment of distributions
A-Class	1,097,897	1,349,957
B-Class	30,473	45,857
C-Class	28,423	26,486
Institutional Class	505	227
Shares redeemed
A-Class	(493,862)	(944,947)
B-Class	(38,422)	(75,228)
C-Class	(49,579)	(31,801)
Institutional Class	(1,348)	(548)
Net increase in shares	847,842	647,057

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[f]	Year Ended September 30, 2010[f]
Per Share Data
Net asset value, beginning of period	$24.53	$24.27	$21.25	$16.79	$17.56	$16.20
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.20	.06	.06	.01	.04
Net gain (loss) on investments (realized and unrealized)	1.41	4.45	3.04	4.42	(.74)	1.32
Total from investment operations	1.48	4.65	3.10	4.48	(.73)	1.36
Less distributions from:
Net investment income	(.22)	(.06)	(.08)	(.02)	(.04)	—
Net realized gains	(3.16)	(4.33)	—	—	—	—
Total distributions	(3.38)	(4.39)	(.08)	(.02)	(.04)	—
Net asset value, end of period	$22.63	$24.53	$24.27	$21.25	$16.79	$17.56

Total Return[c]	6.15%	21.59%	14.64%	26.71%	(4.11%)	8.40%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$196,397	$192,850	$175,601	$171,907	$156,232	$174,371
Ratios to average net assets:
Net investment income (loss)	0.63%	0.86%	0.26%	0.32%	0.06%	0.31%
Total expenses[d]	1.33%	1.41%	1.37%	1.36%	1.35%	1.43%
Net expenses[e]	1.33%	1.39%	1.37%	1.36%	1.35%	1.43%
Portfolio turnover rate	42%	107%	217%	101%	92%	100%

B-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[f]	Year Ended September 30, 2010[f]
Per Share Data
Net asset value, beginning of period	$18.39	$19.39	$17.13	$13.69	$14.40	$13.36
Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)	(.10)	(.17)	(.15)	(.11)	(.08)
Net gain (loss) on investments (realized and unrealized)	1.05	3.43	2.43	3.59	(.60)	1.12
Total from investment operations	.99	3.33	2.26	3.44	(.71)	1.04
Less distributions from:
Net realized gains	(3.16)	(4.33)	—	—	—	—
Total distributions	(3.16)	(4.33)	—	—	—	—
Net asset value, end of period	$16.22	$18.39	$19.39	$17.13	$13.69	$14.40

Total Return[c]	5.44%	19.93%	13.19%	25.13%	(4.93%)	7.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,622	$3,033	$3,617	$4,714	$5,121	$6,817
Ratios to average net assets:
Net investment income (loss)	(0.66%)	(0.56%)	(0.94%)	(0.92%)	(0.70%)	(0.48%)
Total expenses[d]	2.61%	2.81%	2.59%	2.59%	2.10%	2.17%
Net expenses[e]	2.61%	2.80%	2.59%	2.59%	2.10%	2.17%
Portfolio turnover rate	42%	107%	217%	101%	92%	100%

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[f]	Year Ended September 30, 2010[f]
Per Share Data
Net asset value, beginning of period	$20.55	$21.12	$18.60	$14.81	$15.56	$14.48
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.02)	(.15)	(.10)	(.12)	(.08)
Net gain (loss) on investments (realized and unrealized)	1.18	3.78	2.67	3.89	(.63)	1.16
Total from investment operations	1.15	3.76	2.52	3.79	(.75)	1.08
Less distributions from:
Net investment income	(.08)	—	—	—	—	—
Net realized gains	(3.16)	(4.33)	—	—	—	—
Total distributions	(3.24)	(4.33)	—	—	—	—
Net asset value, end of period	$18.46	$20.55	$21.12	$18.60	$14.81	$15.56

Total Return[c]	5.66%	20.40%	13.55%	25.59%	(4.82%)	7.46%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,351	$3,042	$2,275	$1,669	$1,600	$2,158
Ratios to average net assets:
Net investment income (loss)	(0.28%)	(0.08%)	(0.77%)	(0.55%)	(0.70%)	(0.44%)
Total expenses[d]	2.25%	2.36%	2.34%	2.22%	2.10%	2.18%
Net expenses[e]	2.25%	2.34%	2.34%	2.22%	2.10%	2.18%
Portfolio turnover rate	42%	107%	217%	101%	92%	100%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[g]
Per Share Data
Net asset value, beginning of period	$24.42	$24.25	$21.28	$20.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.09	.23	.06	.07
Net gain (loss) on investments (realized and unrealized)	1.41	4.38	3.06	.37
Total from investment operations	1.50	4.61	3.12	.44
Less distributions from:
Net investment income	(.28)	(.11)	(.15)	—
Net realized gains	(3.16)	(4.33)	—	—
Total distributions	(3.44)	(4.44)	(.15)	—
Net asset value, end of period	$22.48	$24.42	$24.25	$21.28

Total Return[c]	6.25%	21.50%	14.79%	2.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$85	$80	$26	$10
Ratios to average net assets:
Net investment income (loss)	0.75%	0.97%	0.26%	0.59%
Total expenses[d]	1.21%	1.39%	1.25%	1.12%
Net expenses[e]	1.21%	1.37%	1.25%	1.12%
Portfolio turnover rate	42%	107%	217%	101%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Reverse share split — Per share amounts for the periods presented through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.
[g]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2015

STYLEPLUS—MID GROWTH FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

Portfolio Composition by Quality Rating*
Rating
Fixed Income Instruments
AAA	3.4%
AA	1.3%
A	3.6%
BBB	1.1%
B	0.2%
Other Instruments
Mutual Funds	71.4%
Common Stocks	15.5%
Short Term Investments	3.5%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	September 17, 1969
B-Class	October 19, 1993
C-Class	January 29, 1999
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	24.1%
Guggenheim Strategy Fund I	23.1%
Guggenheim Strategy Fund II	22.3%
Duane Street CLO IV Ltd. — Class A1T	0.8%
N-Star REL CDO VIII Ltd. — Class A1	0.7%
Salus CLO Ltd. — Class A2N	0.7%
Symphony CLO IX, LP — Class C	0.6%
Goldman Sachs Asset Management CLO plc — Class D	0.6%
Symphony CLO VII Ltd. — Class D	0.6%
KKR Financial CLO 2007-1 Ltd. — Class D	0.6%
Top Ten Total	74.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

*
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
STYLEPLUS—MID GROWTH FUND

	Shares	Value

COMMON STOCKS† - 15.1%

CONSUMER, NON-CYCLICAL - 5.7%
Kroger Co.	3,181	$243,856
Catamaran Corp.*	3,276	195,053
AmerisourceBergen Corp. — Class A	1,674	190,283
Mylan N.V.*	3,058	181,492
Cigna Corp.	1,210	156,622
Constellation Brands, Inc. — Class A*	1,284	149,213
Vertex Pharmaceuticals, Inc.*	1,221	144,041
Archer-Daniels-Midland Co.	2,965	140,541
Hertz Global Holdings, Inc.*	6,294	136,454
Dr Pepper Snapple Group, Inc.	1,695	133,024
Coca-Cola Enterprises, Inc.	2,870	126,854
CR Bard, Inc.	758	126,851
Western Union Co.	5,884	122,446
Boston Scientific Corp.*	6,725	119,369
United Rentals, Inc.*	1,276	116,320
St. Jude Medical, Inc.	1,755	114,777
DaVita HealthCare Partners, Inc.*	1,344	109,240
Kellogg Co.	1,648	108,686
Zoetis, Inc.	2,260	104,615
Mead Johnson Nutrition Co. — Class A	1,035	104,049
Brown-Forman Corp. — Class B	1,116	100,831
Universal Health Services, Inc. — Class B	750	88,283
Cardinal Health, Inc.	976	88,104
Hershey Co.	857	86,480
Illumina, Inc.*	445	82,610
RR Donnelley & Sons Co.	4,275	82,037
Darling Ingredients, Inc.*	5,816	81,482
Henry Schein, Inc.*	578	80,700
HCA Holdings, Inc.*	1,070	80,496
Monster Beverage Corp.*	570	78,885
Ingredion, Inc.	999	77,742
BioMarin Pharmaceutical, Inc.*	620	77,264
Campbell Soup Co.	1,645	76,575
McGraw Hill Financial, Inc.	724	74,862
Quanta Services, Inc.*	2,589	73,864
Clorox Co.	654	72,195
Spectrum Brands Holdings, Inc.	794	71,111
Endo International plc*	785	70,415
Perrigo Company plc	423	70,028
Avis Budget Group, Inc.*	1,132	66,805
Whole Foods Market, Inc.	1,153	60,048
Jazz Pharmaceuticals plc*	338	58,403
Total System Services, Inc.	1,486	56,691
Hologic, Inc.*	1,697	56,043
DENTSPLY International, Inc.	1,100	55,979
Booz Allen Hamilton Holding Corp.	1,913	55,362
Keurig Green Mountain, Inc.	462	51,619
KAR Auction Services, Inc.	1,280	48,550
Vantiv, Inc. — Class A*	1,275	48,068
Incyte Corp.*	503	46,105
Alkermes plc*	708	43,167
Mallinckrodt plc*	337	42,681
Intuitive Surgical, Inc.*	80	40,402
Total Consumer, Non-cyclical		5,067,673

INDUSTRIAL - 2.3%
Parker-Hannifin Corp.	1,400	166,293
Dover Corp.	2,036	140,728
Corning, Inc.	5,789	131,295
Stanley Black & Decker, Inc.	1,366	130,262
Tyco International plc	2,952	127,113
Rockwell Automation, Inc.	1,087	126,081
Pentair plc	1,588	99,869
Huntington Ingalls Industries, Inc.	702	98,385
Fluor Corp.	1,468	83,911
Agilent Technologies, Inc.	1,849	76,826
Triumph Group, Inc.	1,270	75,844
Waste Management, Inc.	1,304	70,716
Trimble Navigation Ltd.*	2,707	68,216
Ingersoll-Rand plc	985	67,059
Roper Industries, Inc.	382	65,704
TransDigm Group, Inc.	292	63,866
Timken Co.	1,420	59,839
Lincoln Electric Holdings, Inc.	889	58,132
Kansas City Southern	568	57,981
Avnet, Inc.	1,294	57,583
Waste Connections, Inc.	1,174	56,516
Xylem, Inc.	1,452	50,849
Clean Harbors, Inc.*	855	48,547
Moog, Inc. — Class A*	584	43,829
B/E Aerospace, Inc.	671	42,689
Total Industrial		2,068,133

CONSUMER, CYCLICAL - 2.2%
United Continental Holdings, Inc.*	3,157	212,309
PACCAR, Inc.	3,066	193,587
Southwest Airlines Co.	4,158	184,199
Macy’s, Inc.	2,207	143,257
WW Grainger, Inc.	521	122,857
PVH Corp.	1,053	112,208
The Gap, Inc.	2,282	98,879
Allison Transmission Holdings, Inc.	2,907	92,850
Harley-Davidson, Inc.	1,512	91,839
Tesla Motors, Inc.*	411	77,584
Kohl’s Corp.	929	72,694
Genuine Parts Co.	770	71,756
Dollar General Corp.*	943	71,083
Dollar Tree, Inc.*	833	67,594
Whirlpool Corp.	315	63,649
Best Buy Company, Inc.	1,635	61,787
O’Reilly Automotive, Inc.*	272	58,817
Hilton Worldwide Holdings, Inc.*	1,459	43,216
Wyndham Worldwide Corp.	454	41,073

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
STYLEPLUS—MID GROWTH FUND

	Shares	Value

Restaurant Brands International, Inc.	1,018	$39,101
Total Consumer, Cyclical		1,920,339

TECHNOLOGY - 2.1%
Applied Materials, Inc.	5,591	126,132
NetApp, Inc.	3,411	120,954
Avago Technologies Ltd.	888	112,758
IHS, Inc. — Class A*	963	109,551
Citrix Systems, Inc.*	1,687	107,748
Computer Sciences Corp.	1,629	106,341
SanDisk Corp.	1,508	95,939
Fiserv, Inc.*	1,195	94,883
Activision Blizzard, Inc.	4,104	93,263
Intuit, Inc.	927	89,882
Pitney Bowes, Inc.	3,852	89,829
Xilinx, Inc.	2,109	89,211
KLA-Tencor Corp.	1,426	83,122
Teradyne, Inc.	4,103	77,342
Cerner Corp.*	976	71,502
DST Systems, Inc.	570	63,105
Maxim Integrated Products, Inc.	1,750	60,918
Riverbed Technology, Inc.*	2,798	58,506
Workday, Inc. — Class A*	667	56,301
ServiceNow, Inc.*	670	52,783
PTC, Inc.*	1,388	50,204
VeriFone Systems, Inc.*	1,402	48,916
NCR Corp.*	1,616	47,688
Total Technology		1,906,878

COMMUNICATIONS - 1.9%
Omnicom Group, Inc.	2,013	156,974
Twitter, Inc.*	2,909	145,683
LinkedIn Corp. — Class A*	549	137,173
Juniper Networks, Inc.	5,631	127,147
Liberty Interactive Corp. — Class A*	3,599	105,055
Netflix, Inc.*	238	99,172
Alliance Data Systems Corp.*	324	95,985
CenturyLink, Inc.	2,602	89,899
ARRIS Group, Inc.*	2,681	77,468
Harris Corp.	899	70,805
Nielsen N.V.	1,264	56,336
Level 3 Communications, Inc.*	1,020	54,917
Charter Communications, Inc. — Class A*	276	53,298
Interpublic Group of Companies, Inc.	2,407	53,243
Viacom, Inc. — Class B	769	52,523
Discovery Communications, Inc. — Class A*	1,696	52,169
CommScope Holding Company, Inc.*	1,714	48,918
Cablevision Systems Corp. — Class A	2,539	46,464
DISH Network Corp. — Class A*	660	46,240
EchoStar Corp. — Class A*	889	45,979
Sirius XM Holdings, Inc.*	11,177	42,696
Total Communications		1,658,144

ENERGY - 0.7%
Cheniere Energy, Inc.*	1,410	109,134
Valero Energy Corp.	1,560	99,247
Chesapeake Energy Corp.	6,251	88,514
HollyFrontier Corp.	1,727	69,546
Cameron International Corp.*	1,121	50,580
Concho Resources, Inc.*	435	50,425
Nabors Industries Ltd.	3,452	47,120
Superior Energy Services, Inc.	2,093	46,758
ONEOK, Inc.	917	44,236
Southwestern Energy Co.*	1,851	42,925
Total Energy		648,485

FINANCIAL - 0.2%
Ameriprise Financial, Inc.	723	94,598
Crown Castle International Corp.	997	82,292
T. Rowe Price Group, Inc.	498	40,328
Total Financial		217,218

Total Common Stocks
(Cost $12,515,704)		13,486,870

MUTUAL FUNDS†,1 - 69.6%
Guggenheim Strategy Fund III	863,871	21,553,581
Guggenheim Strategy Fund I	828,162	20,621,242
Guggenheim Strategy Fund II	798,656	19,894,512
Total Mutual Funds
(Cost $62,076,029)		62,069,335

SHORT TERM INVESTMENTS† - 3.4%
Dreyfus Treasury Prime Cash Management Fund 0.00%	3,079,435	3,079,435
Total Short Term Investments
(Cost $3,079,435)		3,079,435

	Face Amount

ASSET-BACKED SECURITIES†† - 8.7%
Duane Street CLO IV Ltd.
2007-4A, 0.49% due 11/14/212,3	$688,445	682,869
N-Star REL CDO VIII Ltd.
2006-8A, 0.47% due 02/01/412,3	666,268	653,809
Brentwood CLO Corp.
2006-1A, 0.52% due 02/01/222,3	408,878	403,072
2006-1A, 1.07% due 02/01/222,3	250,000	237,325
Salus CLO Ltd.
2013-1AN, 2.48% due 03/05/212,3	600,000	600,720
Symphony CLO IX, LP
2012-9A, 3.50% due 04/16/222,3	500,000	501,700
Goldman Sachs Asset Management CLO plc
2007-1A, 3.00% due 08/01/222,3	500,000	500,750

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
STYLEPLUS—MID GROWTH FUND

	Face Amount	Value

Symphony CLO VII Ltd.
2011-7A, 3.46% due 07/28/212,3	$500,000	$499,400
KKR Financial CLO 2007-1 Ltd.
2007-1A, 2.51% due 05/15/212,3	500,000	498,050
Black Diamond CLO 2005-1 Delaware Corp.
2005-1A, 2.17% due 06/20/172,3	500,000	489,450
NewStar Commercial Loan Trust 2007-1
2007-1A, 1.56% due 09/30/222,3	500,000	475,650
Cornerstone CLO Ltd.
2007-1A, 0.47% due 07/15/212,3	441,309	437,514
GSC Group CDO Fund VIII Ltd.
2007-8A, 0.64% due 04/17/212,3	400,000	394,840
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.64% due 04/29/192,3	400,000	384,080
OFSI Fund V Ltd.
2013-5A, 3.46% due 04/17/252,3	300,000	296,310
Foothill CLO Ltd.
2007-1A, 0.51% due 02/22/212,3	287,370	285,273
Race Point IV CLO Ltd.
2007-4A, 1.00% due 08/01/212,3	250,000	243,150
Tricadia CDO 2006-6 Ltd.
2006-6A, 0.81% due 11/05/412,3	76,885	76,516
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 0.56% due 12/20/182,3	44,769	44,648
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/412,3	39,889	39,646
Golub Capital Partners Fundings Ltd.
2007-1A, 0.52% due 03/15/222,3	39,590	39,412
Total Asset-Backed Securities
(Cost $7,652,106)		7,784,184

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.5%
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/462,3	495,599	471,215
Total Collateralized Mortgage Obligations
(Cost $436,487)		471,215

Total Investments - 97.3%
(Cost $85,759,761)		$86,891,039
Other Assets & Liabilities, net - 2.7%		2,399,933
Total Net Assets - 100.0%		$89,290,972

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
June 2015 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $760,100)	5	$20,959
June 2015 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $205,950)	2	2,744
June 2015 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $259,695)	3	1,589
(Total Aggregate Value of Contracts $1,225,745)		$25,292

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Morgan Stanley Capital Services, Inc. June 2015 Russell MidCap Growth Total Return Index Swap, Terminating 06/03/154 (Notional Value $48,670,426)	21,873	$6,998,418
Bank of America August 2015 Russell MidCap Growth Total Return Index Swap, Terminating 08/05/154 (Notional Value $20,826,812)	9,454	1,971,037
Deutsche Bank May 2015 Russell MidCap Growth Index Swap, Terminating 05/05/154 (Notional Value $3,981,328)	5,089	—
(Total Notional Value $73,478,566)		$8,969,455

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Affiliated issuer — See Note 10.
2	Variable rate security. Rate indicated is rate effective at March 31, 2015.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $8,255,399 (cost $8,088,592), or 9.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Total Return based on Russell MidCap Growth Index +/- financing at a variable rate.
plc — Public Limited Company

See Sector Classification in Other Information section.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $23,683,732)	$24,821,704
Investments in affiliated issuers, at value (cost $62,076,029)	62,069,335
Total investments (cost $85,759,761)	86,891,039
Unrealized appreciation on swap agreements	8,969,455
Cash	566,760
Segregated cash with broker	53,500
Prepaid expenses	33,252
Receivables:
Securities sold	337,113
Dividends	91,415
Fund shares sold	84,190
Interest	14,922
Total assets	97,041,646

Liabilities:
Segregated cash from broker	7,326,010
Payable for:
Fund shares redeemed	123,072
Securities purchased	81,206
Management fees	57,453
Swap settlement	50,913
Distribution and service fees	23,295
Transfer agent/maintenance fees	14,629
Fund accounting/administration fees	7,277
Variation margin	6,415
Trustees’ fees*	142
Miscellaneous	60,262
Total liabilities	7,750,674
Net assets	$89,290,972

Net assets consist of:
Paid in capital	$77,438,334
Undistributed net investment income	108,665
Accumulated net realized gain on investments	1,617,948
Net unrealized appreciation on investments	10,126,025
Net assets	$89,290,972

A-Class:
Net assets	$82,625,550
Capital shares outstanding	1,804,238
Net asset value per share	$45.80
Maximum offering price per share (Net asset value divided by 95.25%)	$48.08

B-Class:
Net assets	$1,378,479
Capital shares outstanding	46,818
Net asset value per share	$29.44

C-Class:
Net assets	$5,231,881
Capital shares outstanding	144,012
Net asset value per share	$36.33

Institutional Class:
Net assets	$55,062
Capital shares outstanding	1,198
Net asset value per share	$45.96

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2015

Investment Income:
Dividends from securities of affiliated issuers	$393,936
Interest	275,598
Dividends from securities of unaffiliated issuers	109,608
Total investment income	779,142

Expenses:
Management fees	323,476
Transfer agent/maintenance fees:
A-Class	66,984
B-Class	6,056
C-Class	6,461
Institutional Class	69
Distribution and service fees:
A-Class	99,944
B-Class	7,608
C-Class	23,669
Fund accounting/administration fees	40,973
Registration fees	35,367
Custodian fees	10,194
Line of credit fees	6,174
Trustees’ fees*	2,319
Tax expense	90
Miscellaneous	41,093
Total expenses	670,477
Net investment income	108,665

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	1,256,145
Investments in affiliated issuers	(11,124)
Swap agreements	461,455
Futures contracts	14,414
Net realized gain	1,720,890
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	360,225
Investments in affiliated issuers	89,660
Swap agreements	7,065,996
Futures contracts	45,082
Net change in unrealized appreciation (depreciation)	7,560,963
Net realized and unrealized gain	9,281,853
Net increase in net assets resulting from operations	$9,390,518

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

STYLEPLUS—MID GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$108,665	$230,175
Net realized gain on investments	1,720,890	12,705,930
Net change in unrealized appreciation (depreciation) on investments	7,560,963	(1,180,565)
Net increase in net assets resulting from operations	9,390,518	11,755,540

Distributions to shareholders from:
Net realized gains
A-Class	(8,445,226)	(6,590,240)
B-Class	(244,616)	(268,820)
C-Class	(583,423)	(456,906)
Institutional Class	(5,903)	(2,003)
Total distributions to shareholders	(9,279,168)	(7,317,969)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,543,565	4,986,267
B-Class	450	13,919
C-Class	847,090	321,841
Institutional Class	25,396	5,279
Distributions reinvested
A-Class	8,149,102	6,337,566
B-Class	243,630	267,782
C-Class	567,893	436,749
Institutional Class	3,831	2,003
Cost of shares redeemed
A-Class	(6,723,858)	(9,031,518)
B-Class	(435,520)	(801,755)
C-Class	(422,527)	(663,153)
Institutional Class	(3,552)	—
Net increase from capital share transactions	5,795,500	1,874,980
Net increase in net assets	5,906,850	6,312,551

Net assets:
Beginning of period	83,384,122	77,071,571
End of period	$89,290,972	$83,384,122
Undistributed net investment income at end of period	$108,665	$—

Capital share activity:
Shares sold
A-Class	78,432	112,690
B-Class	15	438
C-Class	23,949	8,737
Institutional Class	539	114
Shares issued from reinvestment of distributions
A-Class	187,770	152,676
B-Class	8,692	9,321
C-Class	16,446	12,770
Institutional Class	88	48
Shares redeemed
A-Class	(150,259)	(202,301)
B-Class	(14,923)	(26,103)
C-Class	(11,876)	(18,028)
Institutional Class	(81)	—
Net increase in shares	138,792	50,362

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[f]	Year Ended September 30, 2010[f]
Per Share Data
Net asset value, beginning of period	$45.82	$43.54	$36.40	$28.67	$29.44	$26.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.07	.16	(.16)	(.25)	(.24)	(.24)
Net gain (loss) on investments (realized and unrealized)	4.94	6.21	7.30	7.98	(.53)	3.52
Total from investment operations	5.01	6.37	7.14	7.73	(.77)	3.28
Less distributions from:
Net realized gains	(5.03)	(4.09)	—	—	—	—
Total distributions	(5.03)	(4.09)	—	—	—	—
Net asset value, end of period	$45.80	$45.82	$43.54	$36.40	$28.67	$29.44

Total Return[c]	11.54%	15.61%	19.62%	26.96%	(2.62%)	12.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$82,626	$77,363	$70,767	$65,767	$62,575	$71,858
Ratios to average net assets:
Net investment income (loss)	0.32%	0.36%	(0.40%)	(0.74%)	(0.72%)	(0.85%)
Total expenses[d]	1.48%	1.67%	1.57%	1.62%	1.49%	1.67%
Net expenses[e]	1.48%	1.65%	1.57%	1.62%	1.49%	1.67%
Portfolio turnover rate	49%	112%	214%	149%	157%	133%

B-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[f]	Year Ended September 30, 2010[f]
Per Share Data
Net asset value, beginning of period	$31.35	$31.43	$26.68	$21.30	$22.04	$19.72
Income (loss) from investment operations:
Net investment income (loss)[b]	(.16)	(.35)	(.54)	(.52)	(.37)	(.32)
Net gain (loss) on investments (realized and unrealized)	3.28	4.36	5.29	5.90	(.37)	2.64
Total from investment operations	3.12	4.01	4.75	5.38	(.74)	2.32
Less distributions from:
Net realized gains	(5.03)	(4.09)	—	—	—	—
Total distributions	(5.03)	(4.09)	—	—	—	—
Net asset value, end of period	$29.44	$31.35	$31.43	$26.68	$21.30	$22.04

Total Return[c]	10.76%	13.95%	17.80%	25.26%	(3.36%)	11.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,378	$1,663	$2,181	$2,710	$3,197	$4,537
Ratios to average net assets:
Net investment income (loss)	(1.05%)	(1.13%)	(1.90%)	(2.08%)	(1.50%)	(1.60%)
Total expenses[d]	2.86%	3.13%	3.07%	2.95%	2.26%	2.42%
Net expenses[e]	2.86%	3.11%	3.07%	2.95%	2.26%	2.42%
Portfolio turnover rate	49%	112%	214%	149%	157%	133%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011[f]	Year Ended September 30, 2010[f]
Per Share Data
Net asset value, beginning of period	$37.48	$36.63	$30.92	$24.55	$25.40	$22.76
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.20)	(.45)	(.46)	(.42)	(.40)
Net gain (loss) on investments (realized and unrealized)	3.98	5.14	6.16	6.83	(.43)	3.04
Total from investment operations	3.88	4.94	5.71	6.37	(.85)	2.64
Less distributions from:
Net realized gains	(5.03)	(4.09)	—	—	—	—
Total distributions	(5.03)	(4.09)	—	—	—	—
Net asset value, end of period	$36.33	$37.48	$36.63	$30.92	$24.55	$25.40

Total Return[c]	11.05%	14.56%	18.47%	25.95%	(3.35%)	11.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,232	$4,329	$4,103	$4,346	$4,162	$5,339
Ratios to average net assets:
Net investment income (loss)	(0.53%)	(0.55%)	(1.36%)	(1.57%)	(1.48%)	(1.60%)
Total expenses[d]	2.34%	2.57%	2.53%	2.45%	2.25%	2.43%
Net expenses[e]	2.34%	2.55%	2.53%	2.45%	2.25%	2.43%
Portfolio turnover rate	49%	112%	214%	149%	157%	133%

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[g]
Per Share Data
Net asset value, beginning of period	$45.96	$43.72	$36.46	$36.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.11	.11	(.07)	(.08)
Net gain (loss) on investments (realized and unrealized)	4.92	6.22	7.33	.38
Total from investment operations	5.03	6.33	7.26	.30
Less distributions from:
Net realized gains	(5.03)	(4.09)	—	—
Total distributions	(5.03)	(4.09)	—	—
Net asset value, end of period	$45.96	$45.96	$43.72	$36.46

Total Return[c]	11.60%	15.42%	19.91%	0.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$55	$30	$21	$10
Ratios to average net assets:
Net investment income (loss)	0.48%	0.24%	(0.17%)	(0.41%)
Total expenses[d]	1.34%	1.81%	1.33%	1.37%
Net expenses[e]	1.34%	1.79%	1.33%	1.37%
Portfolio turnover rate	49%	112%	214%	149%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Reverse share split — Per share amounts for the periods presented through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.
[g]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

FUND PROFILE (Unaudited)	March 31, 2015

WORLD EQUITY INCOME FUND

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

COUNTRY DIVERSIFICATION

At March 31, 2015, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value
United States	55.6%	$51,844,721
Japan	6.7%	6,265,236
Switzerland	6.5%	6,097,335
Australia	5.8%	5,414,180
United Kingdom	5.8%	5,361,607
Hong Kong	2.8%	2,610,275
Canada	2.6%	2,462,107
Other	14.2%	13,267,730
Total Investments	100.0%	$93,323,191

Inception Dates:
A-Class	October 1, 1993
B-Class	October 19, 1993
C-Class	January 29, 1999
Institutional Class	May 2, 2011

Ten Largest Holdings (% of Total Net Assets)
Pfizer, Inc.	1.7%
Verizon Communications, Inc.	1.6%
Roche Holding AG	1.4%
AT&T, Inc.	1.4%
Merck & Company, Inc.	1.4%
Johnson & Johnson	1.3%
International Business Machines Corp.	1.3%
McDonald’s Corp.	1.3%
Altria Group, Inc.	1.2%
Apple, Inc.	1.2%
Top Ten Total	13.8%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
WORLD EQUITY INCOME FUND

	Shares	Value

COMMON STOCKS† - 98.4%

CONSUMER, NON-CYCLICAL - 24.1%
Pfizer, Inc.	45,000	$1,565,550
Roche Holding AG††	5,000	1,373,975
Merck & Company, Inc.	22,600	1,299,048
Johnson & Johnson	12,700	1,277,620
Altria Group, Inc.	23,200	1,160,464
Cardinal Health, Inc.	12,800	1,155,456
Procter & Gamble Co.	13,800	1,130,772
Eli Lilly & Co.	15,500	1,126,075
Koninklijke Ahold N.V.††	53,800	1,059,910
Reynolds American, Inc.	15,000	1,033,650
Dr Pepper Snapple Group, Inc.	12,600	988,848
Nestle S.A.††	12,300	926,230
Baxter International, Inc.	13,400	917,900
Kimberly-Clark Corp.	8,500	910,435
Automatic Data Processing, Inc.	9,800	839,272
Philip Morris International, Inc.	10,300	775,899
Clorox Co.	6,900	761,691
Anthem, Inc.	4,800	741,168
Wesfarmers Ltd.††	21,000	701,266
Novartis AG††	6,600	651,430
Hutchison Port Holdings Trust — Class U††	730,100	506,803
AmerisourceBergen Corp. — Class A	4,200	477,414
Singapore Press Holdings Ltd.††	147,900	451,463
Vertex Pharmaceuticals, Inc.*	2,500	294,925
GlaxoSmithKline plc††	12,100	278,500
PepsiCo, Inc.	2,500	239,050
Sysco Corp.	6,100	230,153
Total Consumer, Non-cyclical		22,874,967

FINANCIAL - 20.7%
Boston Properties, Inc.	7,100	997,408
Swiss Re AG††	9,700	935,652
Wells Fargo & Co.	16,000	870,400
Annaly Capital Management, Inc.	79,200	823,680
Simon Property Group, Inc.	3,800	743,432
Host Hotels & Resorts, Inc.	35,600	718,408
Zurich Insurance Group AG*,††	2,000	676,011
American Capital Agency Corp.	29,400	627,102
National Australia Bank Ltd.††	21,200	620,610
Friends Life Group Ltd.††	100,700	616,595
New York Community Bancorp, Inc.	36,200	605,626
ASX Ltd.††	19,200	604,054
Stockland††	174,800	597,215
Hang Seng Bank Ltd.††	32,200	582,783
Insurance Australia Group Ltd.††	125,300	580,008
Lend Lease Group*,††	45,100	569,635
Iron Mountain, Inc.	15,100	550,848
U.S. Bancorp	11,700	510,939
Novion Property Group††	257,700	490,906
Admiral Group plc††	21,300	482,057
People’s United Financial, Inc.	31,600	480,320
Government Properties Trust, Inc.*,††	138,100	479,666
Gjensidige Forsikring ASA††	27,400	472,685
First Capital Realty, Inc.††	29,600	461,098
CK Hutchison Holdings Ltd.††	21,300	435,170
Hannover Rueck SE††	3,800	392,573
H&R Real Estate Investment Trust††	20,700	381,293
CME Group, Inc. — Class A	4,000	378,840
Bendigo & Adelaide Bank Ltd.††	38,700	368,764
ACE Ltd.	3,000	334,470
Digital Realty Trust, Inc.	4,900	323,204
Suncorp Group Ltd.††	30,100	308,661
JPMorgan Chase & Co.	4,900	296,842
Credit Suisse Group AG*,††	10,100	271,733
Bank of America Corp.	17,300	266,247
Bank of New York Mellon Corp.	6,000	241,440
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen††	1,100	236,311
Marsh & McLennan Companies, Inc.	4,000	224,360
Deutsche Boerse AG††	900	73,430
Total Financial		19,630,476

COMMUNICATIONS - 12.7%
Verizon Communications, Inc.	30,500	1,483,214
AT&T, Inc.	40,400	1,319,060
Vivendi S.A.††	40,000	992,863
Swisscom AG††	1,600	927,834
Lagardere SCA††	18,400	552,880
Windstream Holdings, Inc.	74,600	552,040
Time Warner Cable, Inc.	3,600	539,568
PCCW Ltd.††	859,600	525,279
BCE, Inc.††	12,000	508,022
Bezeq The Israeli Telecommunication Corporation Ltd.††	271,100	504,827
TDC A/S††	69,600	498,591
StarHub Ltd.††	153,200	485,672
CenturyLink, Inc.	13,000	449,150
NTT DOCOMO, Inc.††	25,600	447,368
Belgacom S.A.††	12,512	437,664
Spark New Zealand Ltd.††	191,300	425,431
Elisa Oyj††	16,800	421,802
Singapore Telecommunications Ltd.††	112,600	359,303
Motorola Solutions, Inc.	4,600	306,682
SES S.A.††	7,100	251,633
Total Communications		11,988,883

CONSUMER, CYCLICAL - 12.6%
McDonald’s Corp.	12,300	1,198,512
Wal-Mart Stores, Inc.	14,000	1,151,500
Compass Group plc††	58,700	1,018,296
Sumitomo Corp.††	95,400	1,017,967
LVMH Moet Hennessy Louis Vuitton SE††	5,000	879,694
Costco Wholesale Corp.	5,500	833,223
ITOCHU Corp.††	72,400	783,471
Marubeni Corp.††	130,800	756,188

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
WORLD EQUITY INCOME FUND

	Shares	Value

InterContinental Hotels Group plc††	19,300	$752,616
Mitsui & Company Ltd.††	54,000	723,148
Persimmon plc*,††	25,200	620,749
Mitsubishi Corp.††	30,500	612,836
Home Depot, Inc.	4,900	556,689
Lawson, Inc.††	6,700	464,424
Toyota Motor Corp.††	5,100	355,984
Fiat Chrysler Automobiles N.V.*,††	15,200	246,696
Persimmon plc*,††	25,200	—
Total Consumer, Cyclical		11,971,993

UTILITIES - 11.6%
Southern Co.	21,800	965,304
CLP Holdings Ltd.††	110,200	963,162
Duke Energy Corp.	12,500	959,750
PPL Corp.	27,700	932,382
Dominion Resources, Inc.	11,900	843,353
Power Assets Holdings Ltd.††	59,700	609,408
CenterPoint Energy, Inc.	28,500	581,685
AGL Energy Ltd.††	49,500	573,061
SSE plc††	23,300	516,840
TransAlta Corp.††	52,000	482,409
Snam SpA††	84,300	409,101
Enagas S.A.††	14,000	400,227
Entergy Corp.	5,100	395,199
Consolidated Edison, Inc.	6,100	372,100
American Electric Power Company, Inc.	6,100	343,125
Ameren Corp.	8,100	341,820
SCANA Corp.	6,100	335,439
Sempra Energy	2,500	272,550
NiSource, Inc.	6,100	269,376
DTE Energy Co.	3,000	242,070
NextEra Energy, Inc.	2,000	208,100
Total Utilities		11,016,461

INDUSTRIAL - 6.2%
Lockheed Martin Corp.	5,300	1,075,689
TransDigm Group, Inc.	4,700	1,027,984
Waste Management, Inc.	14,000	759,220
AP Moeller - Maersk A/S — Class A††	350	710,597
Northrop Grumman Corp.	4,100	659,936
United Parcel Service, Inc. — Class B	5,200	504,088
IMI plc††	22,800	429,979
Melrose Industries plc††	103,442	424,769
Cheung Kong Infrastructure Holdings Ltd.††	33,800	290,301
Total Industrial		5,882,563

TECHNOLOGY - 5.4%
International Business Machines Corp.	7,900	1,267,950
Apple, Inc.	9,300	1,157,199
Canon, Inc.††	31,200	1,103,850
Accenture plc — Class A	7,700	721,413
Microsoft Corp.	11,600	471,598
Paychex, Inc.	7,000	347,305
Total Technology		5,069,315

ENERGY - 2.1%
ConocoPhillips	8,200	510,532
Exxon Mobil Corp.	4,300	365,500
Pembina Pipeline Corp.††	11,400	360,210
Vermilion Energy, Inc.††	6,400	269,075
Royal Dutch Shell plc — Class B††	7,100	221,206
Schlumberger Ltd.	2,600	216,944
Total Energy		1,943,467

BASIC MATERIALS - 2.0%
Dow Chemical Co.	19,300	926,014
Israel Chemicals Ltd.††	60,200	427,557
International Paper Co.	7,000	388,430
ArcelorMittal††	19,700	184,791
Total Basic Materials		1,926,792

DIVERSIFIED - 0.6%
Hutchison Whampoa Ltd.††	43,468	602,504

CONSUMER DISCRETIONARY - 0.4%
Next plc*,††	4,000	415,770

Total Common Stocks
(Cost $92,346,331)		93,323,191

SHORT TERM INVESTMENTS† - 1.0%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund 0.00%	898,350	898,350
Total Short Term Investments
(Cost $898,350)		898,350

Total Investments - 99.4%
(Cost $93,244,681)		$94,221,541
Other Assets & Liabilities, net - 0.6%		600,027
Total Net Assets - 100.0%		$94,821,568

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
plc — Public Limited Company

See Sector Classification in Other Information section.

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

Assets:
Investments, at value (cost $93,244,681)	$94,221,541
Foreign currency, at value (cost $58,666)	58,428
Prepaid expenses	30,329
Receivables:
Dividends	448,397
Fund shares sold	182,140
Foreign taxes reclaim	122,436
Investment adviser	977
Total assets	95,064,248

Liabilities:
Overdraft due to custodian bank	20,995
Payable for:
Management fees	56,285
Fund shares redeemed	43,677
Distributions	34,926
Distribution and service fees	23,006
Fund accounting/administration fees	12,061
Transfer agent/maintenance fees	11,175
Investment adviser	2,991
Trustees’ fees*	665
Miscellaneous	36,899
Total liabilities	242,680
Net assets	$94,821,568

Net assets consist of:
Paid in capital	$113,050,550
Distributions in excess of net investment income	(179,718)
Accumulated net realized loss on investments	(19,008,634)
Net unrealized appreciation on investments	959,370
Net assets	$94,821,568

A-Class:
Net assets	$83,252,128
Capital shares outstanding	6,218,210
Net asset value per share	$13.39
Maximum offering price per share (Net asset value divided by 95.25%)	$14.06

B-Class:
Net assets	$1,518,393
Capital shares outstanding	130,532
Net asset value per share	$11.63

C-Class:
Net assets	$6,394,241
Capital shares outstanding	555,989
Net asset value per share	$11.50

Institutional Class:
Net assets	$3,656,806
Capital shares outstanding	274,289
Net asset value per share	$13.33

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2015

Investment Income:
Dividends (net of foreign withholding tax of $135,278)	$1,615,801
Other income	99
Total investment income	1,615,900

Expenses:
Management fees	311,669
Transfer agent/maintenance fees:
A-Class	56,575
B-Class	9,011
C-Class	5,465
Institutional Class	848
Distribution and service fees:
A-Class	99,177
C-Class	27,573
Fund accounting/administration fees	66,786
Tax expense	4,720
Trustees’ fees*	4,184
Custodian fees	4,075
Line of credit fees	3,017
Miscellaneous	81,213
Total expenses	674,313
Less:
Expenses waived by Adviser	(979)
Net expenses	673,334
Net investment income	942,566

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(265,120)
Foreign currency	(22,632)
Net realized loss	(287,752)
Net change in unrealized appreciation (depreciation) on:
Investments	(307,589)
Foreign currency	(4,798)
Net change in unrealized appreciation (depreciation)	(312,387)
Net realized and unrealized loss	(600,139)
Net increase in net assets resulting from operations	$342,427

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

WORLD EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$942,566	$2,231,596
Net realized gain (loss) on investments	(287,752)	5,032,043
Net change in unrealized appreciation (depreciation) on investments	(312,387)	112,540
Net increase in net assets resulting from operations	342,427	7,376,179

Distributions to shareholders from:
Net investment income
A-Class	(1,061,542)	(2,342,975)
B-Class	(25,096)	(82,131)
C-Class	(57,592)	(87,065)
Institutional Class	(42,670)	(17,450)
Total distributions to shareholders	(1,186,900)	(2,529,621)

Capital share transactions:
Proceeds from sale of shares
A-Class	12,694,196	19,667,007
B-Class	383	316,980
C-Class	2,087,813	2,381,875
Institutional Class	3,146,217	729,944
Distributions reinvested
A-Class	1,039,082	2,327,878
B-Class	25,091	81,697
C-Class	45,060	81,979
Institutional Class	21,259	17,450
Cost of shares redeemed
A-Class	(8,513,219)	(13,679,896)
B-Class	(421,394)	(985,303)
C-Class	(1,011,408)	(707,859)
Institutional Class	(411,132)	(87,320)
Net increase from capital share transactions	8,701,948	10,144,432
Net increase in net assets	7,857,475	14,990,990

Net assets:
Beginning of period	86,964,093	71,973,103
End of period	$94,821,568	$86,964,093
Distributions in excess of net investment income/Undistributed net investment income at end of period	$(179,718)	$64,616

Capital share activity:
Shares sold
A-Class	945,094	1,436,425
B-Class	33	26,018
C-Class	180,776	202,224
Institutional Class	236,266	52,741
Shares issued from reinvestment of distributions
A-Class	78,045	172,998
B-Class	2,170	7,052
C-Class	3,941	7,031
Institutional Class	1,601	1,301
Shares redeemed
A-Class	(636,215)	(1,012,114)
B-Class	(36,192)	(84,436)
C-Class	(88,380)	(62,524)
Institutional Class	(31,269)	(6,471)
Net increase in shares	655,870	740,245

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Per Share Data
Net asset value, beginning of period	$13.51	$12.60	$10.55	$9.70	$10.52	$9.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.38	.18	.15	.05	.02
Net gain (loss) on investments (realized and unrealized)	(.08)	.95	2.16	.70	(.81)	.53
Total from investment operations	.06	1.33	2.34	.85	(.76)	.55
Less distributions from:
Net investment income	(.18)	(.42)	(.29)	(—)[f]	(.06)	—
Total distributions	(.18)	(.42)	(.29)	(—)[f]	(.06)	—
Net asset value, end of period	$13.39	$13.51	$12.60	$10.55	$9.70	$10.52

Total Return[c]	0.43%	10.62%	22.58%	8.82%	(7.32%)	5.52%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$83,252	$78,783	$65,966	$61,838	$65,573	$78,201
Ratios to average net assets:
Net investment income (loss)	2.13%	2.81%	1.59%	1.45%	0.04%	0.24%
Total expenses[d]	1.48%	1.66%	1.93%	2.05%	1.85%	1.86%
Net expenses[e]	1.48%[i]	1.49%[i]	1.59%	1.63%	1.82%	1.86%
Portfolio turnover rate	65%	131%	154%	41%	206%	288%

B-Class	Period Ended March 31, 2015[a,g]	Year Ended September 30, 2014[g]	Year Ended September 30, 2013[g]	Year Ended September 30, 2012[g]	Year Ended September 30, 2011[g]	Year Ended September 30, 2010[g]
Per Share Data
Net asset value, beginning of period	$11.75	$11.01	$9.22	$8.46	$9.19	$8.69
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.35	.18	.14	.05	.04
Net gain (loss) on investments (realized and unrealized)	(.07)	.84	1.90	.63	(.69)	.46
Total from investment operations	.06	1.19	2.08	.77	(.64)	.50
Less distributions from:
Net investment income	(.18)	(.45)	(.29)	(.01)	(.09)	—
Total distributions	(.18)	(.45)	(.29)	(.01)	(.09)	—
Net asset value, end of period	$11.63	$11.75	$11.01	$9.22	$8.46	$9.19

Total Return[c]	0.52%	10.91%	22.95%	9.07%	(7.13%)	5.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,518	$1,933	$2,378	$2,820	$4,148	$6,769
Ratios to average net assets:
Net investment income (loss)	2.22%	2.96%	1.77%	1.60%	0.53%	0.45%
Total expenses[d]	2.11%	2.24%	2.43%	2.34%	1.61%	1.61%
Net expenses[e]	1.23%[i]	1.24%[i]	1.31%	1.38%	1.59%	1.61%
Portfolio turnover rate	65%	131%	154%	41%	206%	288%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2011	Year Ended September 30, 2010
Per Share Data
Net asset value, beginning of period	$11.61	$10.79	$9.01	$8.33	$9.06	$8.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.25	.08	.06	(.04)	(.04)
Net gain (loss) on investments (realized and unrealized)	(.08)	.81	1.84	.62	(.69)	.44
Total from investment operations	—	1.06	1.92	.68	(.73)	.40
Less distributions from:
Net investment income	(.11)	(.24)	(.14)	—	—	—
Total distributions	(.11)	(.24)	(.14)	—	—	—
Net asset value, end of period	$11.50	$11.61	$10.79	$9.01	$8.33	$9.06

Total Return[c]	0.04%	9.79%	21.57%	8.16%	(8.06%)	4.62%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,394	$5,337	$3,377	$3,015	$3,426	$4,295
Ratios to average net assets:
Net investment income (loss)	1.46%	2.13%	0.80%	0.68%	(0.37%)	(0.50%)
Total expenses[d]	2.27%	2.62%	2.89%	2.88%	2.60%	2.62%
Net expenses[e]	2.23%[i]	2.24%[i]	2.35%	2.38%	2.58%	2.62%
Portfolio turnover rate	65%	131%	154%	41%	206%	288%

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012	Period Ended September 30, 2011[h]
Per Share Data
Net asset value, beginning of period	$13.45	$12.53	$10.50	$9.70	$12.37
Income (loss) from investment operations:
Net investment income (loss)[b]	.20	.44	.28	.28	.13
Net gain (loss) on investments (realized and unrealized)	(.13)	.90	2.10	.52	(2.80)
Total from investment operations	.07	1.34	2.38	.80	(2.67)
Less distributions from:
Net investment income	(.19)	(.42)	(.35)	(—)[f]	—
Total distributions	(.19)	(.42)	(.35)	(—)[f]	—
Net asset value, end of period	$13.33	$13.45	$12.53	$10.50	$9.70

Total Return[c]	0.56%	10.83%	23.17%	8.17%	(21.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,657	$911	$252	$90	$285
Ratios to average net assets:
Net investment income (loss)	3.01%	3.27%	2.42%	2.70%	2.99%
Total expenses[d]	1.22%	1.33%	1.73%	1.90%	2.27%
Net expenses[e]	1.22%[i]	1.23%[i]	1.26%	1.32%	1.36%
Portfolio turnover rate	65%	131%	154%	41%	206%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Distributions from net investment income are less than $0.01 per share.
[g]
Effective August 1, 2007 — B-Class shares ceased charging 12b-1 fees in accordance with FINRA sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales exceed the sales cap limits.

[h]	Since commencement of operations: May 2, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods presented would be:

	03/31/15	09/30/14
A-Class	1.46%	1.46%
B-Class	1.21%	1.21%
C-Class	2.21%	2.21%
Institutional Class	1.21%	1.21%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Prior to February 22, 2011, the maximum sales charge was 5.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC. At March 31, 2015, the Trust consisted of eighteen funds.

This report covers the Alpha Opportunity Fund, Enhanced World Equity Fund, Large Cap Value Fund, Risk Managed Real Estate Fund, Small Cap Value Fund, StylePlus—Large Core Fund, StylePlus—Mid Growth Fund and World Equity Income Fund (the “Funds”).

The Guggenheim Alpha Opportunity Fund, Guggenheim Enhanced World Equity Fund, Guggenheim Large Cap Value Fund, Guggenheim Small Cap Value Fund, Guggenheim StylePlus—Large Core Fund, Guggenheim StylePlus—Mid Growth Fund, and Guggenheim World Equity Income Fund were previously series (the “Predecessor Funds”) of Security Equity Fund, Security Large Cap Value Fund and Security Mid Cap Growth Fund, different registered open-end investment companies, which were organized as Kansas corporations. In January 2014, at a special meeting of shareholders, the shareholders of the Predecessor Funds approved the reorganization of each Predecessor Fund with and into the Funds, a corresponding “shell” series of the Trust. The Funds succeeded to the accounting and performance history of the Predecessor Funds. Any such historical information provided for the Funds that relates to periods prior to January 28, 2014 (September 23, 2014 for the Guggenheim Alpha Opportunity Fund), therefore, is that of the Predecessor Fund.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

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Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with futures contracts and other derivative investments such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

E. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

G. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

H. Dividends from net investment income are declared quarterly in the World Equity Income Fund and Risk Managed Real Estate Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

J. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2015, there were no earnings credits received.

The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

K. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/ or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

L. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which

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provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with the broker on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Certain Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategies involve consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at their annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Alpha Opportunity Fund	1.25%
Enhanced World Equity Fund	0.70%
Large Cap Value Fund	0.65%
Risk Managed Real Estate Fund	0.75%
Small Cap Value Fund	1.00%
StylePlus—Large Core Fund	0.75%
StylePlus—Mid Growth Fund	0.75%
World Equity Income Fund	0.70%

RFS is paid the following for providing transfer agent services to the Funds. Transfer agent fees are assessed to the applicable class of each Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Funds during first twelve months of operations.

RFS also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, RFS receives the following:

Fund	Fund Accounting/ Administrative Fees (as a % of Net Assets)
Alpha Opportunity Fund†	0.095%
Enhanced World Equity Fund	0.095%
Large Cap Value Fund	0.095%
Risk Managed Real Estate Fund	0.095%
Small Cap Value Fund	0.095%
StylePlus—Large Core Fund	0.095%
StylePlus—Mid Growth Fund	0.095%
World Equity Income Fund	greater of 0.150% or $60,000

Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

†	Effective January 28, 2015, the Fund’s fees were reduced from 0.150% to 0.095%.

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RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Alpha Opportunity Fund – A-Class	2.11%	11/30/12	02/01/16
Alpha Opportunity Fund – C-Class	2.86%	11/30/12	02/01/16
Alpha Opportunity Fund – Institutional Class	1.86%	11/30/12	02/01/16
Enhanced World Equity Fund – A-Class	1.25%	06/05/13	02/01/16
Enhanced World Equity Fund – C-Class	2.00%	06/05/13	02/01/16
Enhanced World Equity Fund – Institutional Class	1.00%	06/05/13	02/01/16
Large Cap Value Fund – A-Class	1.15%	11/30/12	02/01/16
Large Cap Value Fund – B-Class	1.90%	11/30/12	02/01/16
Large Cap Value Fund – C-Class	1.90%	11/30/12	02/01/16
Large Cap Value Fund – Institutional Class	0.90%	06/05/13	02/01/16
Risk Managed Real Estate Fund – A-Class*	1.30%	03/26/14	02/01/16
Risk Managed Real Estate Fund – C-Class*	2.05%	03/26/14	02/01/16
Risk Managed Real Estate Fund – Institutional Class*	1.10%	03/26/14	02/01/16
Small Cap Value Fund – A-Class	1.30%	11/30/12	02/01/16
Small Cap Value Fund – C-Class	2.05%	11/30/12	02/01/16
Small Cap Value Fund – Institutional Class	1.05%	11/30/12	02/01/16
World Equity Income Fund – A-Class	1.46%	08/15/13	02/01/16
World Equity Income Fund – B-Class	2.21%	08/15/13	02/01/16
World Equity Income Fund – C-Class	2.21%	08/15/13	02/01/16
World Equity Income Fund – Institutional Class	1.21%	08/15/13	02/01/16

*	Commencement of operations: March 28, 2014.

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2015, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Total
Alpha Opportunity Fund	$48,448	$204,142	$126,237	$109,822	$488,649
Enhanced World Equity Fund	—	61,313	154,250	53,846	269,409
Large Cap Value Fund	111,306	189,178	213,340	68,330	582,154
Risk Managed Real Estate Fund	—	—	3,015	—	3,015
Small Cap Value Fund	81,002	175,376	199,545	78,883	534,806
World Equity Income Fund	114,061	269,453	167,150	979	551,643

For the period ended March 31, 2015, GI recouped $22,132 from the Risk Managed Real Estate Fund.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser will determine whether to waive fees at the investing fund level through February 1, 2016. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing fund. Fees waived under this arrangement are not subject to reimbursement to GI.

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The Trust has adopted Distribution Plans related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class shares and 1.00% of the average daily net assets of each Fund’s B-Class and C-Class shares. Effective August 1, 2007, the Large Cap Value Fund ceased charging 12b-1 fees on B-Class shares in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time. Effective August 25, 2005, the World Equity Income Fund ceased charging 12b-1 fees on B-Class shares in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.

For the period ended March 31, 2015, GFD retained sales charges of $42,585 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at March 31, 2015:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Alpha Opportunity Fund	$11,136,146	$—	$—	$—	$—	$11,136,146
Enhanced World Equity Fund	5,800,047	—	—	—	—	5,800,047
Large Cap Value Fund	59,864,102	—	—	—	—	59,864,102
Risk Managed Real Estate Fund	121,861,174	—	—	375,381	—	122,236,555
Small Cap Value Fund	23,738,660	—	—	—	18	23,738,678
StylePlus—Large Core Fund	179,599,683	9,603	18,911,391	13,825,985	—	212,346,662
StylePlus—Mid Growth Fund	78,635,640	25,292	8,255,399	8,969,455	—	95,885,786
World Equity Income Fund	52,668,999	—	41,552,542	—	—	94,221,541

Liabilities
Alpha Opportunity Fund	$8,562,521	$—	$—	$217,809	$—	$8,780,330
Enhanced World Equity Fund	13,497	—	—	—	—	13,497
Risk Managed Real Estate Fund	41,552,862	—	—	—	—	41,552,862

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

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Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognized transfers between the levels as of the beginning of the period. As of March 31, 2015, the World Equity Income Fund had transfers between Level 1 and Level 2 due to utilizing international fair value pricing during the period. There were no other securities that transferred between levels.

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The Enhanced World Equity Fund utilized options to minimally hedge the Fund’s portfolio to increase returns, to maintain exposure to equity markets and create liquidity.

The following Funds utilized derivatives for the following purposes:

Fund	Index Exposure	Hedge	Leverage	Income	Speculation
Alpha Opportunity Fund	x	x	x	x	x
Risk Managed Real Estate Fund	—	—	x	—	—
StylePlus—Large Core Fund	x	—	—	—	—
StylePlus—Mid Growth Fund	x	—	x	—	—

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund's Net Assets on a quarterly basis
Fund	Long	Short
Alpha Opportunity Fund	70%	25%
Risk Managed Real Estate Fund	30%	—
StylePlus—Large Core Fund	80%	—
StylePlus—Mid Growth Fund	80%	—

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The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Options written, at value

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2015:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Options Written Equity Contracts	Total Value at March 31, 2015
Risk Managed Real Estate Fund	$—	$375,381	$—	$375,381
StylePlus—Large Core Fund	9,603	13,825,985	—	13,835,588
StylePlus—Mid Growth Fund	25,292	8,969,455	—	8,994,747

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Options Written Equity Contracts	Total Value at March 31, 2015
Alpha Opportunity Fund	$—	$217,809	$—	$217,809
Enhanced World Equity Fund	—	—	13,497	13,497

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the period ended March 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on swap agreements
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements
Net change in unrealized appreciation (depreciation) on options written

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Options Written Equity Contracts	Total
Alpha Opportunity Fund	$—	$546,794	$—	$546,794
Enhanced World Equity Fund	—	—	(188,893)	(188,893)
Risk Managed Real Estate Fund	—	5,721,412	—	5,721,412
StylePlus—Large Core Fund	58,473	1,051,251	—	1,109,724
StylePlus—Mid Growth Fund	14,414	461,455	—	475,869

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Options Written Equity Contracts	Total
Alpha Opportunity Fund	$32,652	$(87,609)	$—	$(54,957)
Enhanced World Equity Fund	—	—	(3,691)	(3,691)
Risk Managed Real Estate Fund	—	375,381	—	375,381
StylePlus—Large Core Fund	18,313	8,144,756	—	8,163,069
StylePlus—Mid Growth Fund	45,082	7,065,996	—	7,111,078

6. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset In the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received[1]	Net Amount
Risk Managed Real Estate Fund	Swap equity contracts	$375,381	$—	$375,381	$—	$—	$375,381
StylePlus—Large Core Fund	Swap equity contracts	13,825,985	—	13,825,985	—	12,051,800	1,774,185
StylePlus—Mid Growth Fund	Swap equity contracts	8,969,455	—	8,969,455	—	7,272,510	1,696,945

[1]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as segregated cash with broker on the Statements of Assets and Liabilities.

7. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Alpha Opportunity Fund	$17,243,473	$385,594	$(505,152)	$(119,558)
Enhanced World Equity Fund	5,880,609	23,772	(104,334)	(80,562)
Large Cap Value Fund	52,588,213	9,291,527	(2,015,638)	7,275,889
Risk Managed Real Estate Fund	115,214,073	7,543,060	(895,959)	6,647,101
Small Cap Value Fund	22,336,721	3,317,870	(1,915,913)	1,401,957
StylePlus—Large Core Fund	196,025,898	3,296,034	(810,858)	2,485,176
StylePlus—Mid Growth Fund	85,788,948	1,462,952	(360,861)	1,102,091
World Equity Income Fund	93,526,017	4,554,779	(3,859,255)	695,524

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

8. Securities Transactions

For the period ended March 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Alpha Opportunity Fund	$3,555,253	$1,983,271
Enhanced World Equity Fund	14,158,200	14,353,507
Large Cap Value Fund	24,664,303	33,104,898
Risk Managed Real Estate Fund	70,897,209	80,499,333
Small Cap Value Fund	9,520,953	13,304,936
StylePlus—Large Core Fund	80,018,152	83,834,620
StylePlus—Mid Growth Fund	40,602,301	39,547,685
World Equity Income Fund	66,987,231	57,457,732

9. Options Written

Information as to options written by the Funds during the period ended March 31, 2015, and options outstanding at period end is provided below:

Call Options Written
	Enhanced World Equity Fund
	Number of contracts	Premium amount
Balance at September 30, 2014	503	$25,930
Options Written	3,998	293,694
Options terminated in closing purchase transactions	(3,094)	(249,772)
Options expired	(660)	(29,005)
Options exercised	(96)	(9,964)
Balance at March 31, 2015	651	$30,883

10. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended March 31, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 09/30/14	Additions	Reductions	Value 03/31/15	Shares 03/31/15	Investment Income	Realized Gain (Loss)	Capital Gain Distributions
StylePlus—Large Core Fund
Guggenheim Strategy Fund I	$23,036,746	$29,165,634	$(3,550,000)	$48,746,970	1,957,710	$219,513	$(13,996)	$—
Guggenheim Strategy Fund II	30,278,579	14,107,487	—	44,473,050	1,785,349	259,134	—	—
Guggenheim Strategy Fund III	43,398,278	6,385,028	—	49,955,057	2,002,207	454,347	—	—
	$96,713,603	$49,658,149	$(3,550,000)	$143,175,077		$932,994	$(13,996)	$—
StylePlus—Mid Growth Fund
Guggenheim Strategy Fund I	$8,517,668	$14,858,038	$(2,800,000)	$20,621,242	828,162	$80,857	$(11,124)	$—
Guggenheim Strategy Fund II	13,261,482	6,593,872	—	19,894,512	798,656	117,002	—	—
Guggenheim Strategy Fund III	17,812,592	3,665,941	—	21,553,581	863,871	196,077	—	—
	$39,591,742	$25,117,851	$(2,800,000)	$62,069,335		$393,936	$(11,124)	$—

11. Line of Credit

The Trust, with the exception of Alpha Opportunity Fund and Capital Stewardship Fund, secured a committed, $625,000,000 line of credit from Citibank, N.A., good through October 9, 2015, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1.0%, and the Fed Funds rate, plus 0.50%. The Trust did not have any borrowings under this agreement as of and for the period-ended March 31, 2015. The Trust also pays a commitment fee at an annualized rate of 0.07% of the average daily amount of their unused commitment amount.

12. Other Liabilities

StylePlus—Large Core Fund wrote put option contracts through Lehman Brothers Inc., (“LBI”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 31, 2015.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability on its respective book equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded by the Fund as of March 31, 2015, was $18,615.

13. Alpha Opportunity Fund

As noted in the Fund’s prior shareholder report, the Fund resolved certain outstanding short sale transactions with Lehman Brothers International Europe (“LBIE”) and its administrator in June 2014.

Effective January 28, 2015, the Fund, which had not accepted subscriptions since October 3, 2008, is once again accepting subscriptions for shares from new and existing shareholders.

14. Subsequent Event

P-Class Shares to be Offered

Effective following the close of business on April 30, 2015, or such later date as may be determined appropriate by management, Alpha Opportunity Fund, Large Cap Value fund, Risk Managed Real Estate Fund, Small Cap Value Fund, StylePlus—Large Core Fund, StylePlus—Mid Growth Fund and World Equity Income Fund (collectively, the “Funds”), each of which is a separate series of Guggenheim Funds Trust, will offer P-Class shares.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

P-Class shares of the Funds are offered primarily through broker/dealers and other financial intermediaries with which Guggenheim Funds Distributors, LLC has an agreement for the use of P-Class shares of the Funds in investment products, programs or accounts. P-Class shares do not have a minimum initial investment amount, subsequent investment amount or a minimum account balance. The Funds reserves the right to modify their minimum investment amount and account balance requirements at any time, with or without prior notice to you.

Shareholders who currently have accounts held directly at Guggenheim Investments will not be permitted to purchase P-Class shares.

For more information, or to request copies of the Fund’s prospectuses, call Client Services at 800.820.0888 or visiting guggenheiminvestments.com.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In each Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 93

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Associate, Guggenheim Investments (2012-present). Former: J.D., University of Kansas School of Law (2009-2012).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Alison Santay (1974)	AML Officer	Since 2013
Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 95

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

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GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 97

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3.31.2015

Guggenheim Funds Semi-Annual Report

Guggenheim High Yield Fund
Guggenheim Investment Grade Bond Fund
Guggenheim Limited Duration Fund
Guggenheim Municipal Income Fund

SBINC-SEMI-0315x0915	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
HIGH YIELD FUND	8
INVESTMENT GRADE BOND FUND	22
LIMITED DURATION FUND	36
MUNICIPAL INCOME FUND	46
NOTES TO FINANCIAL STATEMENTS	53
OTHER INFORMATION	69
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	70
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	74

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

  March 31, 2015

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management (the “Investment Advisers”) are pleased to present the semi-annual shareholder report for a selection of our Funds (the “Funds”) for the six-month period ended March 31, 2015.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2015

The U.S. continued to enjoy a self-sustaining economic expansion for the six-month period ended March 31, 2015, although winter weather was likely to distort first-quarter economic data. In addition, U.S. companies scaled back hiring in the last month of the period, adding to evidence that the domestic economy has lost some momentum since the turn of the year. The March increase in payrolls was the smallest since December 2013 and broke a 12-month run of gains above 200,000.

Despite this short-term dislocation, the economy remains on track. Indeed, many other labor market indicators, such as initial jobless claims and the job openings rate, suggest that the U.S. labor market remains quite strong, supporting the conclusion that March’s payroll report was just a temporary blip, similar to the one witnessed last winter. As soon as temporary seasonal factors have dissipated, economic data is likely to bounce back. The labor market has improved over the past year, as subdued mortgage rates and tight housing inventory continue to point to fairly stable appreciation in the housing market, which is key to the ongoing recovery. Consumers are also being helped by lower fuel prices, which are acting as a tax cut for U.S. consumers, freeing up discretionary spending in other areas and acting as a support for consumption.

In Europe, economic data has been surprisingly good and should continue along that path on the back of the European Central Bank’s program of quantitative easing and depreciation of the euro. Japan’s economy remains weak and, without more structural reform, continued monetary accommodation could lead to stagflation. China’s policymakers appear likely to continue the supply of credit and do whatever else is necessary to maintain growth there at an acceptable pace for the near term.

Given weakness overseas and the effect of a stronger U.S. dollar on international earnings, some stocks could face a more challenging environment in the near term, but our research shows that equity markets tend to perform quite well in the periods leading up to a U.S. Federal Reserve (the “Fed”) rate increase. The yield on the 10-year Treasury note declined in January by more than 50 basis points before rebounding in February, echoing the pattern since 2009—Treasury yields decline and a sell-off ensues, driving rates higher. Then conditions stabilize, and rates test their previous lows. Liquidity from foreign central banks and comparatively attractive U.S. yields continue to push global investors to U.S. Treasuries, which should hold down U.S. interest rates in the near term.

Against this backdrop, the U.S. central bank feels pressure to raise its key rate above zero, but insists the decision will be data-dependent and not occur prematurely. With a secular inflation increase unlikely in the near term, slack in the economy, and disinflation being imported from abroad, the Fed may not hike rates until later in the year. The Fed for now appears to be focused on wage growth, which is key for sustaining the expansion but also an indicator of inflationary pressure. The lack of sustained wage growth has been a topic that has confounded the Fed lately. Given the strengthening employment numbers and the apparent reduction in labor market slack, wages should start to increase more steadily across the board. This is one of the most important data points at the moment for the Fed.

The underlying U.S. economy remains strong and investors should avoid being panicked by seasonal setbacks. Indeed, considering the strength of the economy and the wave of liquidity emanating from various central banks around the world, the general investment environment should remain attractive.

For the six months ended March 31, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.93%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.13%. The return of the MSCI Emerging Markets Index* was -2.37%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.43% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.49%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2014 and ending March 31, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
High Yield Fund
A-Class	1.21%	0.27%	$1,000.00	$1,002.70	$6.04
B-Class	0.96%	0.37%	1,000.00	1,003.70	4.80
C-Class	1.96%	(0.17%)	1,000.00	998.30	9.76
Institutional Class	0.96%	0.30%	1,000.00	1,003.00	4.79
Investment Grade Bond Fund
A-Class	1.04%	2.40%	1,000.00	1,024.00	5.25
B-Class	1.79%	2.08%	1,000.00	1,020.80	9.02
C-Class	1.79%	2.03%	1,000.00	1,020.30	9.02
Institutional Class	0.79%	2.58%	1,000.00	1,025.80	3.99
Limited Duration Fund
A-Class	0.85%	1.51%	1,000.00	1,015.10	4.27
C-Class	1.60%	1.12%	1,000.00	1,011.20	8.02
Institutional Class	0.60%	1.63%	1,000.00	1,016.30	3.02
Municipal Income Fund
A-Class	0.81%	2.87%	1,000.00	1,028.70	4.10
C-Class	1.56%	2.57%	1,000.00	1,025.70	7.88
Institutional Class	0.56%	3.08%	1,000.00	1,030.80	2.84

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
High Yield Fund
A-Class	1.21%	5.00%	$1,000.00	$1,018.90	$6.09
B-Class	0.96%	5.00%	1,000.00	1,020.14	4.84
C-Class	1.96%	5.00%	1,000.00	1,015.16	9.85
Institutional Class	0.96%	5.00%	1,000.00	1,020.14	4.84
Investment Grade Bond Fund
A-Class	1.04%	5.00%	1,000.00	1,019.75	5.24
B-Class	1.79%	5.00%	1,000.00	1,016.01	9.00
C-Class	1.79%	5.00%	1,000.00	1,016.01	9.00
Institutional Class	0.79%	5.00%	1,000.00	1,020.99	3.98
Limited Duration Fund
A-Class	0.85%	5.00%	1,000.00	1,020.69	4.28
C-Class	1.60%	5.00%	1,000.00	1,016.95	8.05
Institutional Class	0.60%	5.00%	1,000.00	1,021.94	3.02
Municipal Income Fund
A-Class	0.81%	5.00%	1,000.00	1,020.89	4.08
C-Class	1.56%	5.00%	1,000.00	1,017.15	7.85
Institutional Class	0.56%	5.00%	1,000.00	1,022.14	2.82

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2014 to March 31, 2015.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2015

HIGH YIELD FUND

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating*
Rating	% of Total Investments
Fixed Income Instruments
BBB	7.1%
BB	32.4%
B	40.1%
CCC	9.1%
NR**	5.3%
Other Instruments
Preferred Stocks	4.4%
Common Stocks	1.6%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Inception Dates:
A-Class	August 5, 1996
B-Class	August 5, 1996
C-Class	May 1, 2000
Institutional Class	July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
GRD Holdings III Corp.	1.7%
Vector Group Ltd.	1.7%
Central Garden & Pet Co.	1.6%
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.	1.5%
MDC Partners, Inc.	1.5%
Opal Acquisition, Inc.	1.5%
Ineos Finance plc	1.4%
Seaspan Corp.	1.4%
CareCore National LLC	1.3%
ContourGlobal Power Holdings S.A.	1.2%
Top Ten Total	14.8%

“Ten Largest Holdings” exclude any temporary cash or derivative instruments.

*
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

**	NR securities do not necessarily indicate low credit quality.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
HIGH YIELD FUND

	Shares	Value

COMMON STOCKS† - 1.8%

CONSUMER DISCRETIONARY - 1.7%
Travelport, LLC*	107,757	$1,799,543
Metro-Goldwyn-Mayer, Inc.*,††	7,040	527,472
Total Consumer Discretionary		2,327,015

BASIC MATERIALS - 0.1%
Mirabela Nickel Ltd.*,††	1,044,540	111,379

COMMUNICATIONS - 0.0%
Cengage Learning Acquisitions, Inc.*,††	2,107	47,209

ENERGY - 0.0%
Stallion Oilfield Holdings Ltd.*,††	8,257	34,407

DIVERSIFIED - 0.0%
Leucadia National Corp.	81	1,805

CONSUMER, NON-CYCLICAL - 0.0%
Crimson Wine Group Ltd.*	8	73

Total Common Stocks
(Cost $2,800,999)		2,521,888

PREFERRED STOCKS† - 5.1%
FINANCIAL - 3.4%
Goldman Sachs Group, Inc. 5.50%1,2	62,240	1,567,203
Morgan Stanley 6.38%1,2	46,000	1,197,840
Aspen Insurance Holdings Ltd. 5.95% 1,2	40,000	1,027,200
Kemper Corp. 7.38% due 02/27/54	39,000	1,023,750
Total Financial		4,815,993

INDUSTRIAL - 1.4%
Seaspan Corp. 6.38% due 04/30/19	80,000	2,014,400
U.S. Shipping Corp.*,†††,3	14,718	16,484
Total Industrial		2,030,884

CONSUMER DISCRETIONARY - 0.3%
Medianews Group, Inc.*,††	11,074	382,053
Total Preferred Stocks
(Cost $7,170,957)		7,228,930

	Face Amount

CORPORATE BONDS††,7 - 80.3%
ENERGY - 14.9%
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/194	$2,050,000	2,130,154
6.00% due 12/15/204	500,000	502,500
6.25% due 04/01/23	200,000	202,000
Sabine Pass Liquefaction LLC
6.25% due 03/15/22	1,250,000	1,292,188
5.62% due 03/01/255	900,000	889,875
ContourGlobal Power Holdings S.A.
7.12% due 06/01/195	1,750,000	1,785,000
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
7.75% due 01/15/21	1,450,000	986,000
9.25% due 08/15/21	1,100,000	759,000
CONSOL Energy, Inc.
5.87% due 04/15/22	950,000	859,750
8.00% due 04/01/23	850,000	838,313
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.62% due 12/01/21	1,090,000	861,100
8.00% due 12/01/20	965,000	791,300
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.87% due 04/15/22	2,050,000	1,475,999
Unit Corp.
6.62% due 05/15/21	1,350,000	1,269,000
Comstock Resources, Inc.
10.00% due 03/15/205	1,150,000	1,112,625
Antero Resources Corp.
5.63% due 06/01/23	800,000	792,000
5.13% due 12/01/22	300,000	288,000
Keane Group Holdings LLC
8.50% due 08/08/19†††,3	993,750	939,094
FTS International, Inc.
6.25% due 05/01/225	1,000,000	735,000
SandRidge Energy, Inc.
8.12% due 10/15/22	900,000	552,150
7.50% due 03/15/21	250,000	155,000
Odebrecht Offshore Drilling Finance Ltd.
6.62% due 10/01/228	664,300	508,190
TerraForm Power Operating LLC
5.87% due 02/01/235	400,000	415,000
Newfield Exploration Co.
5.38% due 01/01/26	350,000	353,544
Endeavor Energy Resources. LP / EER Finance, Inc.
7.00% due 08/15/215	350,000	337,750
Ultra Petroleum Corp.
5.75% due 12/15/18	350,000	315,875
Schahin II Finance Company SPV Ltd.
5.87% due 09/25/225	217,167	131,277
IronGate Energy Services LLC
11.00% due 07/01/188	120,000	79,200
SemGroup, LP
8.75% due 11/15/15†††,3,6	1,300,000	—
Total Energy		21,356,884

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
HIGH YIELD FUND

	Face Amount	Value

CONSUMER, NON-CYCLICAL - 12.2%
Vector Group Ltd.
7.75% due 02/15/214	$2,230,000	$2,372,163
Central Garden & Pet Co.
8.25% due 03/01/184	2,184,000	2,234,516
Opal Acquisition, Inc.
8.87% due 12/15/214,5	2,050,000	2,085,875
VRX Escrow Corp.
5.88% due 05/15/235	950,000	973,750
5.38% due 03/15/205	300,000	302,625
Bumble Bee Holdco SCA
9.63% due 03/15/184,5	1,100,000	1,135,750
ADT Corp.
6.25% due 10/15/214	1,050,000	1,118,250
FTI Consulting, Inc.
6.00% due 11/15/22	1,000,000	1,051,270
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/215	945,000	1,002,881
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.87% due 10/01/225	950,000	933,375
WEX, Inc.
4.75% due 02/01/235	800,000	794,000
Physio-Control International, Inc.
9.87% due 01/15/195	700,000	743,750
Halyard Health, Inc.
6.25% due 10/15/22	550,000	576,125
Valeant Pharmaceuticals International, Inc.
5.50% due 03/01/235	550,000	554,125
American Seafoods Group LLC / American Seafoods Finance, Inc.
10.75% due 05/15/164,8	500,000	468,750
US Foods, Inc.
8.50% due 06/30/19	395,000	414,750
Surgical Care Affiliates, Inc.
6.00% due 04/01/235	400,000	403,000
Nathan’s Famous, Inc.
10.00% due 03/15/208	250,000	262,500
Total Consumer, Non-cyclical		17,427,455

FINANCIAL - 11.8%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.50% due 04/15/215	1,450,000	1,399,250
7.37% due 04/01/205	800,000	776,000
Bank of America Corp.
4.20% due 08/26/24	750,000	775,924
6.10%1,2	700,000	710,063
American Equity Investment Life Holding Co.
6.62% due 07/15/214	1,350,000	1,447,875
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/224	1,400,000	1,442,000
Credit Acceptance Corp.
6.12% due 02/15/21	1,400,000	1,340,500
Pacific Premier Bancorp, Inc.
5.75% due 09/03/248	1,250,000	1,287,500
HRG Group, Inc.
7.88% due 07/15/19	585,000	615,713
7.75% due 01/15/225	400,000	398,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24	1,000,000	1,002,500
Citigroup, Inc.
6.30%1,2	700,000	714,874
Wilton Re Finance LLC
5.88% due 03/30/331,5	650,000	702,196
Ally Financial, Inc.
4.63% due 03/30/25	650,000	640,250
HSBC Holdings plc
6.38%1,2	500,000	511,250
EPR Properties
5.75% due 08/15/22	450,000	495,405
Lancashire Holdings Ltd.
5.70% due 10/01/225	450,000	493,146
Lock AS
7.00% due 08/15/21	EUR 400,000	463,278
WP Carey, Inc.
4.00% due 02/01/25	450,000	451,264
Fidelity & Guaranty Life Holdings, Inc.
6.37% due 04/01/215	350,000	367,500
Majid AL Futtaim Holding
7.12% due 12/31/49	300,000	319,935
Cabot Financial Luxembourg S.A.
6.50% due 04/01/215	GBP 200,000	279,521
Greystar Real Estate Partners LLC
8.25% due 12/01/225	260,000	272,350
Total Financial		16,906,294

COMMUNICATIONS - 11.5%
MDC Partners, Inc.
6.75% due 04/01/204,5	2,000,000	2,107,500
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/175	1,557,000	1,611,495
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	1,300,000	1,436,500
Sirius XM Radio, Inc.
5.38% due 04/15/255	1,400,000	1,407,000
WMG Acquisition Corp.
6.75% due 04/15/224,5	1,450,000	1,373,875
Unitymedia Hessen GmbH & Company KG / Unitymedia NRW GmbH
5.00% due 01/15/255	1,100,000	1,110,999
Avaya, Inc.
7.00% due 04/01/195	950,000	942,875
DISH DBS Corp.
5.88% due 11/15/24	550,000	550,688
5.87% due 07/15/22	350,000	355,688

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
HIGH YIELD FUND

	Face Amount	Value

CSC Holdings LLC
5.25% due 06/01/24	$700,000	$713,999
IAC / InterActive Corp.
4.75% due 12/15/22	600,000	595,500
Sprint Corp.
7.62% due 02/15/25	500,000	497,500
Inmarsat Finance plc
4.88% due 05/15/225	450,000	450,000
Sprint Communications, Inc.
7.00% due 03/01/204,5	400,000	441,000
Level 3 Financing, Inc.
9.38% due 04/01/19	400,000	418,752
UPCB Finance IV Ltd.
5.38% due 01/15/255	400,000	400,000
Cogent Communications Group, Inc.
5.37% due 03/01/225	400,000	399,000
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/215	CAD 500,000	397,810
Alcatel-Lucent USA, Inc.
8.87% due 01/01/205	350,000	381,500
CenturyLink, Inc.
5.63% due 04/01/25	350,000	351,313
GCI, Inc.
6.88% due 04/15/25	250,000	251,875
VeriSign, Inc.
5.25% due 04/01/25	200,000	204,000
Expo Event Transco, Inc.
9.00% due 06/15/215	85,000	86,913
Total Communications		16,485,782

CONSUMER, CYCLICAL - 10.1%
GRD Holdings III Corp.
10.75% due 06/01/194,5	2,250,000	2,446,874
AmeriGas Finance LLC / AmeriGas Finance Corp.
7.00% due 05/20/22	1,320,000	1,415,699
6.75% due 05/20/20	400,000	421,000
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/175	1,500,000	1,632,180
Iron Mountain, Inc.
6.12% due 09/15/22	GBP 850,000	1,328,200
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/255	1,200,000	1,215,000
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.50% due 06/01/24	650,000	666,250
7.37% due 08/01/21	149,000	160,175
5.75% due 03/01/25	100,000	102,000
Rite Aid Corp.
6.13% due 04/01/23	900,000	922,500
WMG Acquisition Corp.
6.00% due 01/15/215	600,000	612,000
5.62% due 04/15/225	150,000	150,563
Petco Animal Supplies, Inc.
9.25% due 12/01/185	550,000	577,500
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 01/15/22	450,000	457,830
6.50% due 05/01/21	100,000	101,000
Men’s Wearhouse, Inc.
7.00% due 07/01/224,5	400,000	421,000
QVC, Inc.
4.85% due 04/01/24	400,000	415,822
Bumble Bee Holdings, Inc.
9.00% due 12/15/175	324,000	340,200
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/215	250,000	250,938
DreamWorks Animation SKG, Inc.
6.87% due 08/15/205	245,000	238,875
Family Tree Escrow LLC
5.75% due 03/01/235	225,000	236,813
Argos Merger Sub, Inc.
7.12% due 03/15/235	150,000	155,438
R&R Ice Cream plc
8.25% due 05/15/208	AUD 200,000	149,690
Guitar Center, Inc.
6.50% due 04/15/195	100,000	87,250
Total Consumer, Cyclical		14,504,797

TECHNOLOGY - 6.7%
NCR Corp.
6.38% due 12/15/234	1,050,000	1,118,250
5.87% due 12/15/21	400,000	417,000
Audatex North America, Inc.
6.13% due 11/01/234,5	1,400,000	1,480,500
Micron Technology, Inc.
5.25% due 08/01/23	1,400,000	1,424,500
Eagle Midco, Inc.
9.00% due 06/15/185	1,300,000	1,324,375
Open Text Corp.
5.63% due 01/15/235	1,050,000	1,089,375
Aspect Software, Inc.
10.62% due 05/15/173	1,235,000	1,074,450
Infor US, Inc.
6.50% due 05/15/22	1,000,000	1,025,000
Epicor Software Corp.
8.62% due 05/01/19	600,000	627,000
Total Technology		9,580,450

INDUSTRIAL - 6.0%
CEVA Group plc
7.00% due 03/01/215	1,450,000	1,406,500
Amsted Industries, Inc.
5.38% due 09/15/245	1,200,000	1,199,999
5.00% due 03/15/225	100,000	100,625

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
HIGH YIELD FUND

	Face Amount	Value

Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.87% due 01/15/17	$755,000	$778,594
Reliance Intermediate Holdings, LP
6.50% due 04/01/235	650,000	664,625
BMBG Bond Finance SCA
5.07% due 10/15/201,5	EUR 550,000	596,743
Ultra Resources, Inc.
4.51% due 10/12/20†††,3	600,000	549,720
LMI Aerospace, Inc.
7.37% due 07/15/195	511,000	514,833
VWR Funding, Inc.
4.62% due 04/15/22	EUR 450,000	475,880
Actuant Corp.
5.62% due 06/15/22	400,000	414,500
Moto Finance plc
6.37% due 09/01/20	GBP 250,000	374,624
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/195	350,000	351,750
Penske Truck Leasing Company Lp / PTL Finance Corp.
3.38% due 02/01/225	350,000	349,892
Vulcan Materials Co.
4.50% due 04/01/25	300,000	304,500
Novelis, Inc.
8.38% due 12/15/17	250,000	261,250
Moog, Inc.
5.25% due 12/01/225	200,000	206,000
Total Industrial		8,550,035

BASIC MATERIALS - 4.4%
Ineos Finance plc
8.38% due 02/15/195	1,950,000	2,073,240
KGHM International Ltd.
7.75% due 06/15/194,5	1,600,000	1,648,000
TPC Group, Inc.
8.75% due 12/15/205	1,505,000	1,377,075
Eldorado Gold Corp.
6.12% due 12/15/205	975,000	948,188
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,3	241,972	241,972
1.00% due 07/31/44†††,3	5,506	—
Total Basic Materials		6,288,475

UTILITIES - 1.8%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/235	1,250,000	1,278,125
AES Corp.
5.50% due 03/15/24	650,000	648,375
7.38% due 07/01/21	300,000	333,000
4.88% due 05/15/23	250,000	243,750
Total Utilities		2,503,250

DIVERSIFIED - 0.9%
HRG Group, Inc.
7.75% due 01/15/22	1,336,000	1,329,320
Total Corporate Bonds
(Cost $118,202,053)		114,932,742

SENIOR FLOATING RATE INTERESTS††,1,7 - 25.9%
INDUSTRIAL - 6.1%
CareCore National LLC
5.50% due 03/05/21	1,878,015	1,887,405
Flakt Woods
2.63% due 03/20/17†††,3	EUR 1,608,900	1,694,771
Mitchell International, Inc.
8.50% due 10/11/21	1,250,000	1,237,238
API Technologies Corp.
9.00% due 02/06/18†††,3	587,511	583,046
Hardware Holdings LLC
6.75% due 03/30/203	597,000	579,090
Hunter Defense Technologies
6.50% due 08/05/19	487,500	487,500
Mast Global
8.75% due 09/12/19†††,3	428,705	425,463
SIRVA Worldwide, Inc.
7.50% due 03/27/19	392,000	390,040
Hillman Group, Inc.
3.48% due 06/13/193	414,286	375,617
Connolly Corp.
5.00% due 05/14/21	299,246	300,557
Knowledge Learning Corp.
5.25% due 03/18/21	297,000	299,474
OneSky
7.50% due 06/03/193	150,000	154,500
Ceva Logistics US Holdings
6.50% due 03/19/21	97,537	91,156
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	70,714	66,088
NANA Development Corp.
8.00% due 03/15/183	66,667	63,833
Ceva Group plc (United Kingdom)
6.50% due 03/19/21	67,734	63,303
Ceva Logistics Canada, ULC
6.50% due 03/19/21	12,192	11,395
Total Industrial		8,710,476

CONSUMER, CYCLICAL - 5.4%
Sky Bet
6.50% due 02/25/22	GBP 950,000	1,404,188
Fitness International LLC
5.50% due 07/01/20	1,192,119	1,108,671
GCA Services Group, Inc.
9.25% due 11/01/20	800,000	792,000
Eyemart Express
5.00% due 12/18/21	700,000	703,500

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
HIGH YIELD FUND

	Face Amount	Value

IntraWest Holdings S.à r.l.
5.50% due 12/09/20	$661,972	$665,904
DLK Acquisitions BV
8.50% due 08/28/19†††,3	EUR 700,000	664,897
Ipreo Holdings
4.25% due 08/06/21	598,875	593,635
Talbots, Inc.
4.75% due 03/19/20	526,015	514,180
Alexander Mann Solutions Ltd.
5.75% due 12/20/19	493,750	488,813
National Vision, Inc.
6.75% due 03/11/22	450,000	437,625
Warner Music Group
3.75% due 07/01/20	200,000	195,000
BBB Industries, LLC
4.18% due 10/17/193	121,429	105,871
Total Consumer, Cyclical		7,674,284

TECHNOLOGY - 4.4%
Sparta Holding Corp.
7.50% due 07/28/20†††	897,750	889,670
Greenway Medical Technologies
9.25% due 11/04/213	550,000	536,250
6.00% due 11/04/203	345,625	345,625
Advanced Computer Software
6.50% due 01/31/22	550,000	542,438
10.50% due 01/31/23	300,000	288,000
TIBCO Software, Inc.
6.50% due 12/04/20	800,000	799,248
Infor, Inc.
3.75% due 06/03/20	600,000	594,096
Micro Focus International plc
5.25% due 11/19/21	400,000	400,600
EIG Investors Corp.
5.00% due 11/09/19	394,000	395,233
Evergreen Skill
5.75% due 04/28/21	396,850	391,889
Telx Group
7.50% due 04/09/21	300,000	295,875
Flexera Software LLC
8.00% due 04/02/21	250,000	243,750
Quorum Business Solutions
5.75% due 08/07/21	219,450	214,512
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	197,500	196,019
Active Network, Inc., The
5.50% due 11/13/20	148,497	147,817
Total Technology		6,281,022

FINANCIAL - 3.5%
York Risk Services
4.75% due 10/01/21	746,250	743,137
Cunningham Lindsey U.S., Inc.
9.25% due 06/10/20	623,636	603,368
Magic Newco, LLC
12.00% due 06/12/19	500,000	543,750
Intertrust Group
7.28% due 04/11/22	500,000	497,710
Expert Global Solutions
8.50% due 04/03/18	477,734	476,339
Lineage Logistics LLC
4.50% due 04/07/21	445,500	441,326
Safe-Guard
6.25% due 08/19/21	441,321	439,115
Transunion Holding Co.
4.00% due 04/09/21	350,000	349,783
Trademonster
7.25% due 08/29/19†††	349,125	347,554
National Financial Partners Corp.
4.50% due 07/01/20	246,263	245,392
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	245,003	243,471
Total Financial		4,930,945

CONSUMER, NON-CYCLICAL - 2.7%
Dollar Tree, Inc.
4.25% due 03/09/22	950,000	959,633
Reddy Ice Holdings, Inc.
6.75% due 04/01/193	588,000	514,500
NES Global Talent
6.50% due 10/03/19	521,442	495,370
AdvancePierre Foods, Inc.
9.50% due 10/10/17	461,000	461,576
CTI Foods Holding Co. LLC
8.25% due 06/28/21	340,000	334,050
Pelican Products, Inc.
9.25% due 04/09/21	300,000	297,000
Performance Food Group
6.25% due 11/14/19	245,625	245,829
Valeant Pharmaceuticals International, Inc.
4.00% due 03/11/22	198,193	199,025
Targus Group International, Inc.
14.75% due 05/24/163	224,526	177,937
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	169,519	168,248
Total Consumer, Non-cyclical		3,853,168

COMMUNICATIONS - 2.3%
Cartrawler
4.25% due 04/29/21	EUR 650,000	696,116
Lions Gate Entertainment Corp.
5.00% due 03/11/22	550,000	550,457
Anaren, Inc.
9.25% due 08/18/21	500,000	495,000
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	456,597	457,903
Avaya, Inc.
6.50% due 03/31/18	441,769	440,360

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
HIGH YIELD FUND

	Face Amount	Value

Gogo LLC
7.50% due 03/21/18	$435,463	$418,045
MergerMarket Ltd.
4.50% due 02/04/21	297,000	288,090
Total Communications		3,345,971

ENERGY - 0.7%
PSS Companies
5.50% due 01/28/20	542,534	425,889
Cactus Wellhead
7.00% due 07/31/20	447,750	273,128
FTS International
5.75% due 04/16/21	261,818	202,092
Magnum Hunter Resources
8.50% due 10/22/19	158,751	156,303
Total Energy		1,057,412

UTILITIES - 0.5%
Veresen Midstream LP
6.00% due 04/01/22	750,000	748,688

BASIC MATERIALS - 0.3%
Atkore International, Inc.
7.75% due 10/09/21	450,000	434,250
Total Senior Floating Rate Interests
(Cost $38,317,368)		37,036,216

ASSET-BACKED SECURITIES†† - 0.5%
ALM XIV Ltd.
2014-14A, 3.71% due 07/28/261,5	800,000	759,680
Total Asset-Backed Securities
(Cost $762,607)		759,680

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 0.3%
SRERS Funding Ltd.
2011-RS, 0.43% due 05/09/461,5	495,599	471,215
Total Collateralized Mortgage Obligations
(Cost $459,230)		471,215

Total Investments - 113.9%
(Cost $167,713,214)		$162,950,671
Other Assets & Liabilities, net - (13.9)%		(19,829,265)
Total Net Assets - 100.0%		$143,121,406

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2015	Net Unrealized Appreciation
BNY Mellon	4,570,000	EUR	04/07/15	$5,035,500	$4,913,459	$122,041
BNY Mellon	2,850,000	GBP	04/07/15	4,301,972	4,228,586	73,387
BNY Mellon	500,000	CAD	04/07/15	400,590	394,774	5,816
BNY Mellon	290,000	AUD	04/07/15	225,350	220,792	4,558
						$205,802

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Variable rate security. Rate indicated is rate effective at March 31, 2015.
2	Perpetual maturity.
3	Illiquid security.
4	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 12.
5
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $63,956,460 (cost $64,305,720), or 44.7% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

6	Security is in default of interest and/or principal obligations.
7	The face amount is denominated in U.S. Dollars unless otherwise indicated.
8
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,755,829 (cost $2,970,974), or 1.9% of total net assets — See Note 14.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

Assets:
Investments, at value (cost $167,713,214)	$162,950,671
Foreign currency, at value (cost $1,239,226)	1,238,199
Cash	956,531
Unrealized appreciation on forward foreign currency exchange contracts	205,802
Prepaid expenses	28,930
Receivables:
Securities sold	2,440,608
Interest	2,353,995
Fund shares sold	627,475
Dividends	14,876
Foreign taxes reclaim	2,954
Total assets	170,820,041

Liabilities:
Reverse Repurchase Agreements	20,355,264
Unfunded loan commitments, at value (Note 10) (proceeds $1,070,063)	925,676
Payable for:
Securities purchased	5,771,389
Fund shares redeemed	335,147
Management fees	60,804
Distribution and service fees	26,567
Fund accounting/administration fees	11,387
Transfer agent/maintenance fees	10,594
Trustees’ fees*	4,835
Miscellaneous	196,972
Total liabilities	27,698,635
Net assets	$143,121,406

Net assets consist of:
Paid in capital	$148,228,052
Distributions in excess of net investment income	(884,880)
Accumulated net realized gain on investments	192,365
Net unrealized depreciation on investments	(4,414,131)
Net assets	$143,121,406

A-Class:
Net assets	$70,523,690
Capital shares outstanding	6,176,841
Net asset value per share	$11.42
Maximum offering price per share (Net asset value divided by 95.25%)	$11.99

B-Class:
Net assets	$904,054
Capital shares outstanding	79,751
Net asset value per share	$11.34

C-Class:
Net assets	$13,969,261
Capital shares outstanding	1,213,885
Net asset value per share	$11.51

Institutional Class:
Net assets	$57,724,401
Capital shares outstanding	6,194,656
Net asset value per share	$9.32

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2015

Investment Income:
Interest (net of foreign withholding tax of $2,887)	$4,799,701
Dividends	197,206
Total investment income	4,996,907

Expenses:
Management fees	407,296
Transfer agent/maintenance fees:
A-Class	63,139
B-Class	8,251
C-Class	11,840
Institutional Class	13,479
Distribution and service fees:
A-Class	93,418
C-Class	69,123
Fund accounting/administration fees	64,487
Registration fees	44,946
Interest expense	22,407
Line of credit fees	8,693
Trustees’ fees*	8,453
Custodian fees	910
Tax expense	88
Miscellaneous	55,257
Total expenses	871,787
Less:
Expenses waived by Adviser	(60,245)
Net expenses	811,542
Net investment income	4,185,365

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(986,423)
Foreign currency	(530,860)
Forward foreign currency exchange contracts	1,625,653
Net realized gain	108,370
Net change in unrealized appreciation (depreciation) on:
Investments	(3,764,270)
Foreign currency	37,685
Forward foreign currency exchange contracts	(266,505)
Net change in unrealized appreciation (depreciation)	(3,993,090)
Net realized and unrealized loss	(3,884,720)
Net increase in net assets resulting from operations	$300,645

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,185,365	$7,512,555
Net realized gain on investments	108,370	4,836,256
Net change in unrealized appreciation (depreciation) on investments	(3,993,090)	(2,985,500)
Net increase in net assets resulting from operations	300,645	9,363,311

Distributions to shareholders from:
Net investment income
A-Class	(2,640,671)	(5,820,148)
B-Class	(37,946)	(99,790)
C-Class	(432,399)	(738,796)
Institutional Class	(1,695,750)	(1,911,261)
Net realized gains
A-Class	(1,532,517)	—
B-Class	(20,686)	—
C-Class	(263,520)	—
Institutional Class	(944,650)	—
Total distributions to shareholders	(7,568,139)	(8,569,995)

Capital share transactions:
Proceeds from sale of shares
A-Class	11,084,739	62,904,723
B-Class	6,837	142,328
C-Class	2,203,161	7,344,432
Institutional Class	37,006,994	28,060,805
Redemption fees collected
A-Class	26,352	66,165
B-Class	364	1,013
C-Class	5,050	9,220
Institutional Class	18,453	19,942
Distributions reinvested
A-Class	3,845,833	5,125,824
B-Class	53,716	93,097
C-Class	534,768	552,770
Institutional Class	1,822,951	1,189,371
Cost of shares redeemed
A-Class	(22,926,563)	(56,529,637)
B-Class	(273,840)	(782,961)
C-Class	(2,705,903)	(2,735,624)
Institutional Class	(15,898,479)	(11,032,316)
Net increase from capital share transactions	14,804,433	34,429,152
Net increase in net assets	7,536,939	35,222,468

Net assets:
Beginning of period	135,584,467	100,361,999
End of period	$143,121,406	$135,584,467
Distributions in excess of net investment income at end of period	$(884,880)	$(263,479)

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Capital share activity:
Shares sold
A-Class	958,798	5,157,454
B-Class	572	11,694
C-Class	189,934	596,582
Institutional Class	3,948,738	2,794,173
Shares issued from reinvestment of distributions
A-Class	333,717	420,028
B-Class	4,693	7,688
C-Class	46,074	44,965
Institutional Class	194,137	118,766
Shares redeemed
A-Class	(2,007,183)	(4,630,360)
B-Class	(23,963)	(64,801)
C-Class	(232,907)	(222,849)
Institutional Class	(1,686,033)	(1,101,374)
Net increase in shares	1,726,577	3,131,966

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[f]	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$12.02	$11.85	$11.95	$11.12	$12.89	$12.07	$7.70
Income (loss) from investment operations:
Net investment income (loss)[c]	.36	.72	.81	.58	.87	.96	.90
Net gain (loss) on investments (realized and unrealized)	(.34)	.27	.27	.84	(1.30)	.78	4.30
Total from investment operations	.02	.99	1.08	1.42	(.43)	1.74	5.20
Less distributions from:
Net investment income	(.40)	(.83)	(.90)	(.59)	(1.07)	(.92)	(.83)
Net realized gains	(.22)	—	(.29)	—	(.27)	—	—
Return of capital	—	—	—	—	—	—	(—)[h]
Total distributions	(.62)	(.83)	(1.19)	(.59)	(1.34)	(.92)	(.83)
Redemption fees collected	— [d]	.01	.01	— [d]	—	—	—
Net asset value, end of period	$11.42	$12.02	$11.85	$11.95	$11.12	$12.89	$12.07

Total Return[g]	0.27%	9.18%	9.54%	12.93%	(3.50%)	14.92%	70.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$70,524	$82,854	$70,451	$64,174	$86,041	$172,443	$155,899
Ratios to average net assets:
Net investment income (loss)	6.16%	5.91%	6.84%	7.19%	6.92%	7.69%	8.49%
Total expenses	1.32%	1.32%	1.41%	1.44%	1.34%	1.28%	1.41%
Net expenses[e,i]	1.21%	1.26%	1.18%	1.17%	1.18%	1.14%	1.10%
Portfolio turnover rate	32%	97%	101%	55%	102%	77%	53%

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

B-Class	Period Ended March 31, 2015[a,b]	Year Ended September 30, 2014[b]	Year Ended September 30, 2013[b]	Period Ended September 30, 2012[b,f]	Year Ended December 31, 2011[b]	Year Ended December 31, 2010[b]	Year Ended December 31, 2009[b]
Per Share Data
Net asset value, beginning of period	$11.94	$11.77	$11.89	$11.07	$12.84	$12.05	$7.67
Income (loss) from investment operations:
Net investment income (loss)[c]	.37	.75	.84	.62	.92	1.00	.92
Net gain (loss) on investments (realized and unrealized)	(.33)	.26	.26	.81	(1.32)	.78	4.30
Total from investment operations	.04	1.01	1.10	1.43	(.40)	1.78	5.22
Less distributions from:
Net investment income	(.42)	(.85)	(.94)	(.61)	(1.10)	(.99)	(.84)
Net realized gains	(.22)	—	(.29)	—	(.27)	—	—
Return of capital	—	—	—	—	—	—	(—)[h]
Total distributions	(.64)	(.85)	(1.23)	(.61)	(1.37)	(.99)	(.84)
Redemption fees collected	— [d]	.01	.01	— [d]	—	—	—
Net asset value, end of period	$11.34	$11.94	$11.77	$11.89	$11.07	$12.84	$12.05

Total Return[g]	0.37%	9.46%	9.79%	13.20%	(3.32%)	15.28%	71.07%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$904	$1,176	$1,693	$2,162	$2,777	$4,872	$6,996
Ratios to average net assets:
Net investment income (loss)	6.40%	6.17%	7.10%	7.43%	7.38%	8.01%	9.08%
Total expenses	2.48%	1.87%	1.89%	1.62%	1.10%	1.04%	1.19%
Net expenses[e,i]	0.96%	1.00%	0.93%	0.92%	0.94%	0.89%	0.85%
Portfolio turnover rate	32%	97%	101%	55%	102%	77%	53%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[f]	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$12.12	$11.95	$12.03	$11.20	$12.97	$12.14	$7.73
Income (loss) from investment operations:
Net investment income (loss)[c]	.31	.63	.73	.56	.79	.87	.83
Net gain (loss) on investments (realized and unrealized)	(.34)	.27	.27	.80	(1.32)	.79	4.33
Total from investment operations	(.03)	.90	1.00	1.36	(.53)	1.66	5.16
Less distributions from:
Net investment income	(.36)	(.74)	(.80)	(.53)	(.97)	(.83)	(.75)
Net realized gains	(.22)	—	(.29)	—	(.27)	—	—
Return of capital	—	—	—	—	—	—	(—)[h]
Total distributions	(.58)	(.74)	(1.09)	(.53)	(1.24)	(.83)	(.75)
Redemption fees collected	— [d]	.01	.01	— [d]	—	—	—
Net asset value, end of period	$11.51	$12.12	$11.95	$12.03	$11.20	$12.97	$12.14

Total Return[g]	(0.17%)	8.46%	8.69%	12.33%	(4.30%)	14.07%	69.42%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,969	$14,674	$9,463	$9,054	$7,991	$10,264	$8,048
Ratios to average net assets:
Net investment income (loss)	5.40%	5.14%	6.10%	6.37%	6.32%	6.92%	8.11%
Total expenses	2.07%	2.09%	2.17%	2.19%	2.08%	2.04%	2.19%
Net expenses[e,i]	1.96%	2.01%	1.93%	1.92%	1.94%	1.89%	1.85%
Portfolio turnover rate	32%	97%	101%	55%	102%	77%	53%

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[f]	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$9.87	$9.74	$9.90	$9.26	$10.96	$10.47	$6.74
Income (loss) from investment operations:
Net investment income (loss)[c]	.30	.61	.70	.55	.79	.86	.81
Net gain (loss) on investments (realized and unrealized)	(.28)	.23	.22	.64	(1.12)	.68	3.76
Total from investment operations	.02	.84	.92	1.19	(.33)	1.54	4.57
Less distributions from:
Net investment income	(.35)	(.72)	(.80)	(.55)	(1.10)	(1.05)	(.84)
Net realized gains	(.22)	—	(.29)	—	(.27)	—	—
Return of capital	—	—	—	—	—	—	(—)[h]
Total distributions	(.57)	(.72)	(1.09)	(.55)	(1.37)	(1.05)	(.84)
Redemption fees collected	— [d]	.01	.01	— [d]	—	—	—
Net asset value, end of period	$9.32	$9.87	$9.74	$9.90	$9.26	$10.96	$10.47

Total Return[g]	0.30%	9.50%	9.97%	13.17%	(3.30%)	15.33%	71.18%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$57,724	$36,880	$18,755	$9,974	$7,900	$2,785	$2,649
Ratios to average net assets:
Net investment income (loss)	6.40%	6.12%	7.12%	7.42%	7.61%	7.99%	8.79%
Total expenses	0.96%	1.01%	1.01%	1.11%	1.08%	1.02%	1.16%
Net expenses[e,i]	0.96%	1.01%	0.93%	0.92%	0.95%	0.89%	0.85%
Portfolio turnover rate	32%	97%	101%	55%	102%	77%	53%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]
Effective December 31, 2006, B-Class shares ceased charging 12b-1 fees in accordance with FINRA (formerly NASD) sales cap regulations. Per share information reflects this change. This fee will be reinstated when sales reach above the sales cap limit.

[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Redemption fees collected are less than $0.01 per share.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	The Fund changed its fiscal year end from December 31 to September 30 in 2012.
[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[h]	Distributions from return of capital are less than $0.01 per share.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratio for the periods would be:

	03/31/15	09/30/14
A-Class	1.16%	1.16%
B-Class	0.91%	0.91%
C-Class	1.91%	1.91%
Institutional Class	0.91%	0.91%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

FUND PROFILE (Unaudited)	March 31, 2015

INVESTMENT GRADE BOND FUND

OBJECTIVE: Seeks to provide current income.

Holdings Diversification (Market Exposure as % of Net Assets)

Portfolio Composition by Quality Rating*
Rating	% of Total Investments
Fixed Income Instruments
AAA	4.2%
AA	16.2%
A	21.8%
BBB	36.2%
BB	4.2%
B	5.7%
CCC	4.0%
CC	0.3%
D	0.2%
NR**	1.8%
Other Instruments
Preferred Stocks	2.7%
Mutual Funds	1.3%
Short Term Investments	0.7%
U.S. Government Securities	0.6%
Options Purchased	0.2%
Common Stocks	0.0%
Options Written	-0.1%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	August 15, 1985
B-Class	October 19, 1993
C-Class	May 1, 2000
Institutional Class	January 29, 2013

Ten Largest Holdings (% of Total Net Assets)
Willis Engine Securitization Trust II — 2012-A	1.7%
GCAT LLC — 2014-2	1.7%
LSTAR Securities Investment Trust 2014-1	1.5%
Citigroup, Inc.	1.4%
Guggenheim Strategy Fund I	1.4%
Northwoods Capital VIII Ltd. — 2007-8A	1.4%
Fifth Third Bancorp	1.2%
New Jersey Transportation Trust Fund Authority Revenue Bonds	1.1%
AASET — 2014-1	1.0%
JPMorgan Chase & Co.	1.0%
Top Ten Total	13.4%

“Ten Largest Holdings” exclude any temporary cash or derivative instruments.

*
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

**	NR securities do not necessarily indicate low credit quality.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
INVESTMENT GRADE BOND FUND

	Shares	Value

COMMON STOCKS† - 0.0%

FINANCIAL - 0.0%
Rescap Liquidating Trust	5,199	$54,590

MATERIALS - 0.0%
Constar International Holdings LLC*,†††,1	68	—

Total Common Stocks
(Cost $262,501)		54,590

PREFERRED STOCKS† - 2.9%
FINANCIAL - 2.5%
Aspen Insurance Holdings Ltd. 5.95% 2,3	48,000	1,232,640
Woodbourne Capital Trust III 0.01%†††,2,3,4	950,000	451,630
Woodbourne Capital Trust II 0.01%†††,2,3,4	950,000	451,630
Woodbourne Capital Trust I 0.01%†††,2,3,4	950,000	451,630
Woodbourne Capital Trust IV 0.01%†††,2,3,4	950,000	451,630
CoBank ACB 6.20% 2,3	3,000	306,469
AgriBank FCB 6.88% 2,3	1,500	156,000
City National Corp. 6.75% 2,3	4,000	116,520
Total Financial		3,618,149

INDUSTRIAL - 0.4%
Seaspan Corp. 6.38% due 04/30/19	22,000	553,960

MATERIALS – 0.0%
Constar International Holdings LLC*,†††,1	7	—
Total Preferred Stocks
(Cost $6,120,328)		4,172,109

MUTUAL FUNDS† - 1.4%
Guggenheim Strategy Fund I5	80,413	2,002,284
Total Mutual Funds
(Cost $2,000,676)		2,002,284

SHORT TERM INVESTMENTS† - 0.7%
Dreyfus Treasury Prime Cash Management Fund 0.00%	1,028,486	1,028,486
Total Short Term Investments
(Cost $1,028,486)		1,028,486

	Face Amount

ASSET-BACKED SECURITIES†† - 43.5%
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/374	$2,446,009	2,452,125
GCAT LLC
2014-2, 3.72% due 10/25/194	2,438,188	2,432,519
AASET
2014-1, 5.13% due 12/15/292	1,471,154	1,474,832
2014-1, 7.37% due 12/15/292	735,577	737,416
Telos CLO Ltd.
2013-3A, 3.26% due 01/17/242,4	1,250,000	1,223,625
2007-2A, 2.45% due 04/15/222,4	1,100,000	1,061,390
Northwoods Capital VIII Ltd.
2007-8A, 2.26% due 07/28/222,4	1,950,000	1,944,930
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29	1,048,748	1,040,883
2014-1, 7.50% due 02/15/29	419,499	418,451
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/384	1,139,323	1,170,654
2013-1, 6.35% due 10/15/384,6	227,865	231,283
CIT Mortgage Loan Trust
2007-1, 1.62% due 10/25/372,4	1,450,000	1,377,680
Grayson CLO Ltd.
2006-1A, 0.66% due 11/01/212,4	1,400,000	1,325,100
Babson CLO Limited
2012-2A, due 05/15/234,14	1,000,000	714,400
2014-IA, due 07/20/254,14	650,000	515,060
Flagship CLO VI
2007-1A, 2.66% due 06/10/212,4	1,250,000	1,226,000
Gramercy Real Estate CDO Ltd.
2007-1A, 0.54% due 08/15/562,4	1,357,668	1,223,259
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/434	1,115,500	1,151,675
Rockwall CDO II Ltd.
2007-1A, 0.80% due 08/01/242,4	1,100,000	1,025,750
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.44% due 07/09/172	1,040,000	1,009,944
Great Lakes CLO Ltd.
2012-1A, 4.35% due 01/15/232,4	1,000,000	1,000,000
Northwoods Capital XIV Ltd.
2014-14A, 2.72% due 11/12/252,4	1,000,000	1,000,000
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/404	994,048	996,632
KKR Financial CLO Ltd.
2007-1A, 2.51% due 05/15/212,4	1,000,000	996,100
Banco Bradesco SA
4.21% due 03/12/26†††,1	983,287	989,973
ALM VII R Ltd.
2013-7RA, 2.86% due 04/24/242,4	1,000,000	986,800
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.88% due 10/15/262,4	1,000,000	982,300
Figueroa CLO Ltd.
2013-1A, 3.01% due 03/21/242,4	1,000,000	976,100
New Century Home Equity Loan Trust
2005-3, 0.68% due 07/25/352	1,100,000	973,066
Dryden Senior Loan Fund
2015-37A, due 04/15/27†††,4,14	1,000,000	971,500
Venture XIV CLO Ltd.
2013-14A, 3.01% due 08/28/252,4	1,000,000	969,400
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46	1,005,997	925,920
MCF CLO I LLC
2013-1A, 3.81% due 04/20/232,4	900,000	881,730

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
INVESTMENT GRADE BOND FUND

	Face Amount	Value

Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/484	$852,067	$862,973
COA Summit CLO Limited
2014-1A, 3.06% due 04/20/232,4	800,000	792,720
Acis CLO Ltd.
2013-1A, 3.21% due 04/18/242,4	500,000	490,250
2013-2A, 3.46% due 10/14/222,4	250,000	250,100
ICE EM CLO
2007-1A, 0.98% due 08/15/222,4	791,108	769,194
ARES XII CLO Ltd.
2007-12A, 3.51% due 11/25/202,4	750,000	750,000
OZLM Funding Ltd.
2012-2A, 3.50% due 10/30/232,4	750,000	750,000
Newstar Trust
2012-2A, 3.51% due 01/20/232,4	750,000	748,725
KVK CLO Ltd.
2013-1A, due 04/14/254,14	1,000,000	739,000
NRPL Trust
2015-1A, 3.88% due 11/01/544	744,595	738,191
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/344	732,000	733,976
N-Star Real Estate CDO IX Ltd.
0.49% due 02/01/411	732,895	700,354
Icon Brand Holdings LLC
2013-1A, 4.35% due 01/25/434	620,630	626,650
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.68% due 10/25/262,4	600,000	584,760
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.75% due 04/28/262,4	300,000	294,990
2014-3A, 3.50% due 04/28/262,4	300,000	289,740
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.71% due 10/20/252,4	600,000	580,200
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.50% due 02/01/232,4	550,000	546,040
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.43% due 04/25/362	600,000	544,483
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/174	528,611	531,413
Cent CLO 16, LP
2014-16AR, 2.50% due 08/01/242,4	500,000	502,300
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/224	500,000	500,200
Apidos CLO IX
2012-9A, 4.00% due 07/15/232,4	500,000	500,050
KKR CLO Trust
2012-1A, 3.57% due 12/15/242,4	500,000	498,700
Cerberus Onshore II CLO-2 LLC
2014-1A, 2.98% due 10/15/232,4	500,000	498,700
Apidos CDO III Ltd.
2006-3A, 2.02% due 06/12/202,4	500,000	492,800
Golub Capital Partners Fundings Ltd.
2007-1A, 1.02% due 03/15/222,4	500,000	485,300
Treman Park CLO LLC
2015-1A, 0.00% due 04/20/274,7	500,000	480,050
MCF CLO III LLC
2014-3A, 3.21% due 01/20/242,4	500,000	476,100
N-Star REL CDO VIII Ltd.
2006-8A, 0.54% due 02/01/412,4	500,000	451,000
Eastland CLO Ltd.
2007-1A, 0.65% due 05/01/222,4	450,000	423,090
Westwood CDO I Ltd.
2007-1A, 0.94% due 03/25/212,4	400,000	377,200
Copper River CLO Ltd.
2007-1A, due 01/20/212,4,14	700,000	359,590
Halcyon Loan Advisors Funding Ltd.
2012-2A, 4.77% due 12/20/242,4	350,000	347,165
Saxon Asset Securities Trust
2005-4, 0.61% due 11/25/372	400,000	344,751
NewStar Commercial Loan Funding LLC
2013-1A, 4.80% due 09/20/232,4	350,000	340,270
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	307,108	332,212
DIVCORE CLO Ltd.
2013-1A B, 4.07% due 11/15/32	300,000	301,500
Salus CLO Ltd.
2013-1AN, 3.98% due 03/05/212,4	300,000	300,990
CIFC Funding Ltd.
2012-2A, 4.52% due 12/05/242,4	300,000	300,000
ALM VII R-2 Ltd.
2013-7R2A, 2.86% due 04/24/242,4	300,000	296,040
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/234,14	450,000	289,035
GreenPoint Mortgage Funding Trust
2005-HE4, 0.88% due 07/25/302	264,532	252,835
TICC CLO LLC
2012-1A, 5.01% due 08/25/232,4	250,000	250,025
Dryden XXIII Senior Loan Fund
2014-23RA, 3.20% due 07/17/232,4	250,000	250,000
Cerberus Onshore II CLO LLC
2014-1A, 2.95% due 10/15/232,4	250,000	249,500
Garrison Funding Ltd.
2013-2A, 3.63% due 09/25/232,4	250,000	247,800
Gallatin CLO VII Ltd.
2014-1A, 3.15% due 07/15/232,4	250,000	247,600
ALM XIV Ltd.
2014-14A, 3.21% due 07/28/262,4	250,000	247,525
Golub Capital Partners CLO 17 Ltd.
2013-17A, 4.09% due 10/25/252,4	250,000	246,775
Great Lakes CLO Ltd.
2014-1A, 3.95% due 04/15/252,4	250,000	244,850
Race Point IV CLO Ltd.
2007-4A, 2.25% due 08/01/212,4	250,000	243,775
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.56% due 07/25/252,4	250,000	239,550
Drug Royalty II Limited Partnership 2
2014-1, 3.08% due 07/15/232,4	234,058	237,684

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
INVESTMENT GRADE BOND FUND

	Face Amount	Value

Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/244,14	$250,000	$207,500
Keuka Park CLO Limited
2013-1A, due 10/21/244,14	250,000	197,675
GSAA Home Equity Trust
2007-7, 0.44% due 07/25/372	192,940	162,914
Cerberus Offshore Levered I, LP
2012-1A, 5.02% due 11/30/182,4	125,233	125,221
New Century Home Equity Loan Trust
2005-1, 0.89% due 03/25/352	124,067	107,818
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/412,4	101,536	100,916
First Franklin Mortgage Loan Trust
2006-FF1, 0.51% due 01/25/362	50,000	44,079
Credit-Based Asset Servicing and Securitization LLC
2005-CB5, 0.43% due 08/25/352	28,519	28,470
Total Asset-Backed Securities
(Cost $60,626,013)		61,559,811

CORPORATE BONDS†† - 29.0%
FINANCIAL - 20.1%
Bank of America Corp.
6.10%2,3	1,100,000	1,115,813
5.13%2,3	650,000	638,560
6.25%2,3	400,000	407,500
JPMorgan Chase & Co.
5.00%2,3,8	1,500,000	1,473,675
5.15%2,3	700,000	683,375
Citigroup, Inc.
5.88%2,3	2,000,000	2,020,000
Fifth Third Bancorp
5.10%2,3	1,820,000	1,729,000
Teachers Insurance & Annuity Association of America
4.90% due 09/15/444,8	1,000,000	1,128,919
4.38% due 09/15/542,4	500,000	520,483
EPR Properties
5.25% due 07/15/238	1,000,000	1,079,426
5.75% due 08/15/228	500,000	550,451
Susquehanna Bancshares, Inc.
5.38% due 08/15/228	1,200,000	1,337,113
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/208	800,000	831,040
4.87% due 03/15/19	450,000	458,438
Deutsche Bank AG
4.50% due 04/01/25	1,250,000	1,248,988
AmTrust Financial Services, Inc.
6.13% due 08/15/23	1,000,000	1,066,619
SunTrust Banks, Inc.
5.63%2,3,8	1,000,000	1,019,375
Lancashire Holdings Ltd.
5.70% due 10/01/224	900,000	986,292
Ironshore Holdings US, Inc.
8.50% due 05/15/204	750,000	910,769
WP Carey, Inc.
4.00% due 02/01/258	750,000	752,106
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/248	700,000	749,146
Farmers Exchange Capital III
5.45% due 10/15/542,4,8	750,000	741,695
Nordea Bank AB
6.13%2,3,4	400,000	412,752
5.50%2,3,4	300,000	304,875
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/292,4	600,000	623,910
First American Financial Corp.
4.60% due 11/15/24	500,000	522,531
Customers Bank
6.13% due 06/26/292,4	500,000	513,750
Wilton Re Finance LLC
5.88% due 03/30/332,4	475,000	513,143
Kemper Corp.
4.35% due 02/15/25	500,000	511,677
American Express Co.
5.20%2,3	500,000	507,500
Morgan Stanley
5.55%2,3	500,000	505,000
Pacific Northwest Communities LLC
5.91% due 06/15/504	400,000	448,472
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/504	387,755	403,234
Royal Bank of Scotland Group plc
5.12% due 05/28/24	350,000	367,189
ACC Group Housing LLC
6.35% due 07/15/54†††,4	300,000	313,350
CIC Receivables Master Trust
4.89% due 10/07/21†††	300,000	306,990
Cadence Bank North America
6.25% due 06/28/292,11	200,000	205,000
HSBC Holdings plc
6.37%2,3	200,000	204,250
Cadence Financial Corp.
4.88% due 06/28/1911	150,000	151,434
Prosight Global Inc.
7.50% due 11/26/20†††,1	100,000	104,810
TIG Holdings, Inc.
8.60% due 01/15/274	34,000	29,198
Total Financial		28,397,848

CONSUMER, CYCLICAL - 2.2%
United Airlines 2014-2 Class B Pass Through Trust
4.63% due 09/03/22	745,000	749,656
Northern Group Housing LLC
6.80% due 08/15/534	600,000	731,934
Sabre GLBL, Inc.
8.50% due 05/15/194,8	680,000	726,546

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
INVESTMENT GRADE BOND FUND

	Face Amount	Value

Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	$362,393	$385,042
GRD Holdings III Corp.
10.75% due 06/01/194	250,000	271,875
QVC, Inc.
7.38% due 10/15/204	200,000	207,500
Total Consumer, Cyclical		3,072,553

BASIC MATERIALS - 2.1%
Newcrest Finance Pty Ltd.
4.20% due 10/01/224,8	1,200,000	1,129,256
4.45% due 11/15/214	500,000	491,507
Yamana Gold, Inc.
4.95% due 07/15/24	1,150,000	1,130,693
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	240,000	226,204
Mosaic Global Holdings, Inc.
7.38% due 08/01/18	18,000	20,604
Total Basic Materials		2,998,264

COMMUNICATIONS - 1.3%
Avaya, Inc.
7.00% due 04/01/194	650,000	645,125
CBS Corp.
4.60% due 01/15/45	600,000	610,816
Juniper Networks, Inc.
4.35% due 06/15/25	500,000	506,919
Nortel Networks Ltd.
6.88% due 09/01/239	31,000	10,850
Total Communications		1,773,710

CONSUMER, NON-CYCLICAL - 1.2%
CDK Global, Inc.
4.50% due 10/15/248	1,000,000	1,030,693
Actavis Funding SCS
4.75% due 03/15/45	500,000	531,428
ADT Corp.
6.25% due 10/15/218	150,000	159,750
Total Consumer, Non-cyclical		1,721,871

INDUSTRIAL - 1.1%
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,1	750,000	767,926
SBM Baleia Azul
5.50% due 09/15/27†††,1	447,600	336,729
Trimble Navigation Ltd.
4.75% due 12/01/24	300,000	316,300
Skyway Concession Company LLC
0.65% due 06/30/262,4,8	250,000	207,500
Total Industrial		1,628,455

ENERGY - 0.6%
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.87% due 04/15/228	600,000	432,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	350,000	363,685
Williams Companies, Inc.
8.75% due 03/15/32	12,000	14,361
Total Energy		810,046

DIVERSIFIED - 0.4%
Leucadia National Corp.
5.50% due 10/18/238	600,000	618,971

MATERIALS - 0.0%
Constar International, Inc
11.00% due 12/31/17†††,1	5,747	—
Total Corporate Bonds
(Cost $40,221,825)		41,021,718

MORTGAGE-BACKED SECURITIES†† - 8.0%
Luminent Mortgage Trust
2006-2, 0.37% due 02/25/462	1,581,650	1,183,124
American Home Mortgage Investment Trust
2006-1, 0.57% due 03/25/462	1,391,976	1,156,753
Hilton USA Trust
2013-HLT, 4.41% due 11/05/304	1,100,000	1,132,151
Boca Hotel Portfolio Trust
2013-BOCA, 3.22% due 08/15/262,4	1,000,000	998,818
Banc of America Funding Trust
2014-R7, 0.31% due 09/26/362	1,045,649	964,402
Alternative Loan Trust
2003-18CB, 5.25% due 09/25/33	922,928	958,758
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.97% due 11/25/462	720,673	502,329
2006-8, 4.82% due 10/25/36	440,760	350,340
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.13% due 11/25/332	903,639	823,396
American Home Mortgage Assets Trust
2007-1, 0.83% due 02/25/472	1,192,201	758,206
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,4	480,176	542,838
LSTAR Commercial Mortgage Trust
2014-2, 5.14% due 01/20/412,4	500,000	515,488
Chase Mortgage Finance Trust Series
2006-S3, 6.00% due 11/25/36	484,519	423,078
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,4	340,664	340,834
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	476,716	339,402

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
INVESTMENT GRADE BOND FUND

	Face Amount	Value

GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.25% due 02/25/472	$233,460	$218,056
JP Morgan Mortgage Trust
2006-A3, 2.63% due 04/25/362	32,974	28,394
Ginnie Mae
#518436, 7.25% due 09/15/29	9,261	9,826
#1849, 8.50% due 08/20/24	923	974
Fannie Mae13
1990-108, 7.00% due 09/25/20	6,841	7,506
Total Mortgage-Backed Securities
(Cost $11,233,302)		11,254,673

MUNICIPAL BONDS†† - 7.5%
ILLINOIS - 1.5%
State of Illinois General Obligation Unlimited
6.90% due 03/01/35	500,000	591,110
5.65% due 12/01/38	500,000	531,735
Chicago, Illinois, Second Lien Water Revenue Bonds, Taxable Build America Bonds
6.74% due 11/01/40	550,000	714,852
City of Chicago Illinois General Obligation Unlimited
5.00% due 01/01/27	150,000	160,982
0.00% due 01/01/307	150,000	78,825
Total Illinois		2,077,504

FLORIDA - 1.4%
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/457,8	5,100,000	1,254,089
0.00% due 10/01/427	2,500,000	706,900
Total Florida		1,960,989

NEW JERSEY - 1.1%
New Jersey Transportation Trust Fund Authority Revenue Bonds
0.00% due 12/15/327,8	3,500,000	1,575,314

CALIFORNIA - 1.1%
Stockton Unified School District General Obligation Unlimited
0.00% due 08/01/367	875,000	375,463
0.00% due 08/01/357	565,000	252,730
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	500,000	548,595
San Marcos Unified School District General Obligation Unlimited
0.00% due 08/01/477	1,400,000	351,526
Total California		1,528,314

PUERTO RICO - 0.9%
Commonwealth of Puerto Rico General Obligation Unlimited
5.00% due 07/01/31	500,000	504,185
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.13% due 07/01/47	500,000	498,005
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.50% due 07/01/28	250,000	264,473
Total Puerto Rico		1,266,663

MICHIGAN - 0.7%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	850,000	1,040,977

ALABAMA - 0.6%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/347	775,000	265,035
0.00% due 10/01/367	800,000	240,152
0.00% due 10/01/357	475,000	152,190
0.00% due 10/01/327	300,000	118,158
0.00% due 10/01/317	250,000	105,990
Total Alabama		881,525

NEW YORK - 0.2%
Port Authority NY & NJ-182
5.31% due 08/01/46	310,000	343,251
Total Municipal Bonds
(Cost $10,131,782)		10,674,537

SENIOR FLOATING RATE INTERESTS††,2,10 - 6.7%
CONSUMER, CYCLICAL - 1.4%
Landry’s, Inc.
4.00% due 04/24/18	689,660	690,523
Compucom Systems, Inc.
4.25% due 05/07/20	726,882	676,000
Ollies Bargain Outlet
4.75% due 09/28/19	385,937	382,078
Arby’s
4.75% due 11/15/20	345,625	346,489
Total Consumer, Cyclical		2,095,090

INDUSTRIAL - 1.5%
Rise Ltd.
4.74% due 02/12/39	1,165,365	1,174,105
AABS Ltd.
4.87% due 01/15/38	433,988	441,583
VAT Holding AG
4.75% due 02/11/21	247,500	246,468
CareCore National LLC
5.50% due 03/05/21	198,995	199,990
Total Industrial		2,062,146

TECHNOLOGY - 1.1%
Avago Technologies Ltd.
3.75% due 05/06/21	863,517	864,760

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
INVESTMENT GRADE BOND FUND

	Face Amount	Value

Greenway Medical Technologies
6.00% due 11/04/201	$345,625	$345,625
P2 Energy Solutions
5.00% due 10/30/20	295,877	286,631
Total Technology		1,497,016

BASIC MATERIALS - 0.8%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	1,242,324	1,119,930

CONSUMER, NON-CYCLICAL - 0.7%
Hanesbrands, Inc.
3.50% due 07/30/21	EUR 397,000	428,473
Albertson’s (Safeway) Holdings LLC
5.50% due 08/25/21	400,000	403,168
NES Global Talent
6.50% due 10/03/19	129,861	123,368
Performance Food Group
6.25% due 11/14/19	98,744	98,826
Total Consumer, Non-cyclical		1,053,835

COMMUNICATIONS - 0.7%
MergerMarket Ltd.
4.50% due 02/04/21	594,000	576,180
Asurion Corp.
5.00% due 05/24/19	453,080	454,086
Total Communications		1,030,266

FINANCIAL - 0.5%
Corporate Capital Trust
4.00% due 05/20/19	347,375	347,375
Magic Newco, LLC
5.00% due 12/12/18	245,596	245,771
American Stock Transfer & Trust
5.75% due 06/26/20	96,152	95,671
Total Financial		688,817
Total Senior Floating Rate Interests
(Cost $9,767,292)		9,547,100

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 5.3%
LSTAR Securities Investment Trust
2014-1, 3.28% due 09/01/212,4	2,103,044	2,122,602
2015-2, 2.17% due 01/01/202,4	740,609	736,906
2015-1, 2.18% due 01/01/202,4	741,133	730,980
SRERS Funding Ltd.
2011-RS, 0.43% due 05/09/462,4	1,288,557	1,225,160
Motel 6 Trust
2015-MTL6, 4.53% due 02/05/304	1,000,000	1,010,584
HarborView Mortgage Loan Trust
2006-14, 0.33% due 01/25/472	927,379	711,013
2006-12, 0.37% due 01/19/382	431,251	364,281
Hilton USA Trust
2013-HLT, 5.22% due 11/05/182,4	350,000	359,505
Nomura Resecuritization Trust
2012-1R, 0.62% due 08/27/472,4	282,295	261,123
Total Collateralized Mortgage Obligations
(Cost $7,489,503)		7,522,154

FEDERAL AGENCY DISCOUNT NOTES†† - 2.8%
Federal Home Loan Bank12
0.04% due 04/15/15	3,000,000	2,999,959
0.03% due 04/02/15	1,000,000	999,999
Total Federal Home Loan Bank		3,999,958
Total Federal Agency Discount Notes
(Cost $3,999,958)		3,999,958

U.S. GOVERNMENT SECURITIES†† - 1.4%
U.S. Treasury Bill
0.00% due 04/09/157	1,000,000	999,996
U.S. Treasury Notes
2.25% due 11/15/24	551,000	566,454
U.S. Treasury Bonds
0.00% due 11/15/447	765,000	353,215
Total U.S. Government Securities
(Cost $1,894,602)		1,919,665

FOREIGN GOVERNMENT BONDS†† - 0.7%
Kenya Government International Bond
6.88% due 06/24/244	550,000	574,338
Mexico Government International Bond
4.60% due 01/23/46	400,000	409,000
Total Foreign Government Bonds
(Cost $970,932)		983,338

	Contracts

OPTIONS PURCHASED† - 0.2%
Call options on:
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $109.00	1,429	171,480
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $134.00	555	111,555
Total Options Purchased
(Cost $321,675)		283,035

Total Investments - 110.1%
(Cost $156,068,875)		$156,023,458

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
INVESTMENT GRADE BOND FUND

	Contracts	Value

OPTIONS WRITTEN† - (0.1)%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $139.00	555	$(52,170)
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $111.00	1,429	(121,465)
Total Options Written
(Premiums received $150,605)		(173,635)
Other Assets & Liabilities, net - (10.0)%		(14,130,155)
Total Net Assets - 100.0%		$141,719,668

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	3.65%	09/26/43	$450,000	$122,760	$122,760

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2015	Net Unrealized Appreciation
BNY Mellon	400,000	EUR	04/07/15	$441,088	$430,062	$11,026

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Illiquid security.
2	Variable rate security. Rate indicated is rate effective at March 31, 2015.
3	Perpetual maturity.
4
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $76,820,535 (cost $77,369,602), or 54.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Affiliated issuer — See Note 13.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7	Zero coupon rate security.
8	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 12.
9	Security is in default of interest and/or principal obligations.
10	The face amount is denominated in U.S. Dollars unless otherwise indicated.
11
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $356,434 (cost $350,000), or 0.3% of total net assets — See Note 14.

12	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
13	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
14	Residual interest.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

INVESTMENT GRADE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $154,068,199)	$154,021,174
Investments in affiliated issuers, at value (cost $2,000,676)	2,002,284
Total investments (cost $156,068,875)	156,023,458
Foreign currency, at value (cost $2,406)	2,406
Cash	904,298
Unrealized appreciation on swap agreements	122,760
Prepaid expenses	45,056
Segregated cash with broker	43,770
Unrealized appreciation on forward foreign currency exchange contracts	11,026
Receivables:
Interest	893,456
Fund shares sold	710,854
Securities sold	407,499
Dividends	21,241
Swap settlement	248
Total assets	159,186,072

Liabilities:
Reverse Repurchase Agreements	14,195,563
Options written, at value (premiums received $150,605)	173,635
Segregated cash from broker	125,569
Payable for:
Securities purchased	1,718,556
Fund shares redeemed	1,037,360
Management fees	40,547
Distribution and service fees	45,282
Fund accounting/administration fees	11,443
Transfer agent/maintenance fees	10,750
Trustees’ fees*	2,556
Miscellaneous	105,143
Total liabilities	17,466,404
Net assets	$141,719,668

Net assets consist of:
Paid in capital	$172,552,253
Distributions in excess of net investment income	(1,062,291)
Accumulated net realized loss on investments	(29,835,633)
Net unrealized appreciation on investments	65,339
Net assets	$141,719,668

A-Class:
Net assets	$108,182,989
Capital shares outstanding	5,831,300
Net asset value per share	$18.55
Maximum offering price per share (Net asset value divided by 95.25%)	$19.48

B-Class:
Net assets	$1,658,530
Capital shares outstanding	89,771
Net asset value per share	$18.48

C-Class:
Net assets	$24,664,492
Capital shares outstanding	1,335,162
Net asset value per share	$18.47

Institutional Class:
Net assets	$7,213,657
Capital shares outstanding	389,397
Net asset value per share	$18.53

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2015

Investment Income:
Interest	$3,089,205
Dividends from securities of unaffiliated issuers	131,232
Dividends from securities of affiliated issuers	811
Total investment income	3,221,248

Expenses:
Management fees	344,566
Transfer agent/maintenance fees:
A-Class	50,459
B-Class	10,821
C-Class	18,014
Institutional Class	1,723
Distribution and service fees:
A-Class	133,471
B-Class	9,504
C-Class	118,460
Fund accounting/administration fees	65,467
Interest expense	18,790
Custodian fees	8,299
Line of credit fees	8,075
Trustees’ fees*	5,939
Tax expense	3
Miscellaneous	79,757
Total expenses	873,348
Less:
Expenses waived by Adviser	(68,099)
Net expenses	805,249
Net investment income	2,415,999

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$(3,689,890)
Swap agreements	892,432
Foreign currency	21,863
Forward foreign currency exchange contracts	73,194
Net realized loss	(2,702,401)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	4,031,655
Investments in affiliated issuers	1,608
Swap agreements	(432,905)
Options purchased	(38,640)
Options written	(23,030)
Forward foreign currency exchange contracts	11,026
Net change in unrealized appreciation (depreciation)	3,549,714
Net realized and unrealized gain	847,313
Net increase in net assets resulting from operations	$3,263,312

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

INVESTMENT GRADE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,415,999	$3,843,638
Net realized gain (loss) on investments	(2,702,401)	1,203,726
Net change in unrealized appreciation (depreciation) on investments	3,549,714	3,816,359
Net increase in net assets resulting from operations	3,263,312	8,863,723

Distributions to shareholders from:
Net investment income
A-Class	(2,272,331)	(3,901,798)
B-Class	(32,848)	(90,367)
C-Class	(416,861)	(663,466)
Institutional Class	(124,537)	(43,335)
Total distributions to shareholders	(2,846,577)	(4,698,966)

Capital share transactions:
Proceeds from sale of shares
A-Class	26,302,587	34,856,715
B-Class	52,142	113,376
C-Class	7,402,134	7,556,050
Institutional Class	7,256,165	6,598,753
Distributions reinvested
A-Class	2,138,356	3,669,266
B-Class	32,712	90,089
C-Class	361,363	598,003
Institutional Class	104,844	43,339
Cost of shares redeemed
A-Class	(20,126,348)	(25,960,887)
B-Class	(544,109)	(1,240,203)
C-Class	(3,839,501)	(6,049,767)
Institutional Class	(6,097,316)	(925,391)
Net increase from capital share transactions	13,043,029	19,349,343
Net increase in net assets	13,459,764	23,514,100

Net assets:
Beginning of period	128,259,904	104,745,804
End of period	$141,719,668	$128,259,904
Distributions in excess of net investment income at end of period	$(1,062,291)	$(620,132)

Capital share activity:
Shares sold
A-Class	1,419,404	1,908,779
B-Class	2,817	6,183
C-Class	401,284	414,295
Institutional Class	392,605	357,987
Shares issued from reinvestment of distributions
A-Class	115,301	201,435
B-Class	1,771	4,978
C-Class	19,566	33,009
Institutional Class	5,661	2,362
Shares redeemed
A-Class	(1,086,426)	(1,424,258)
B-Class	(29,518)	(68,669)
C-Class	(208,212)	(333,003)
Institutional Class	(328,854)	(50,139)
Net increase in shares	705,399	1,052,959

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]	Year Ended December 31, 2011[g]	Year Ended December 31, 2010[g]	Year Ended December 31, 2009[g]
Per Share Data
Net asset value, beginning of period	$18.50	$17.81	$17.92	$17.41	$16.71	$16.20	$15.12
Income (loss) from investment operations:
Net investment income (loss)[c]	.33	.65	.61	.27	.42	.40	.48
Net gain (loss) on investments (realized and unrealized)	.11	.83	(.04)	.51	.74	.59	1.12
Total from investment operations	.44	1.48	.57	.78	1.16	.99	1.60
Less distributions from:
Net investment income	(.39)	(.79)	(.68)	(.27)	(.46)	(.48)	(.52)
Total distributions	(.39)	(.79)	(.68)	(.27)	(.46)	(.48)	(.52)
Net asset value, end of period	$18.55	$18.50	$17.81	$17.92	$17.41	$16.71	$16.20

Total Return[h]	2.40%	8.47%	3.21%	4.51%	6.94%	6.11%	10.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108,183	$99,565	$83,642	$98,063	$108,999	$101,971	$104,972
Ratios to average net assets:
Net investment income (loss)	3.63%	3.55%	3.40%	2.04%	2.43%	2.51%	3.04%
Total expenses[d]	1.11%	1.19%	1.21%	1.15%	1.15%	1.21%	1.31%
Net expenses[e,i]	1.04%	1.05%	1.04%	1.00%	1.00%	0.98%	0.95%
Portfolio turnover rate	19%	61%	119%	52%	43%	39%	89%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

B-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]	Year Ended December 31, 2011[g]	Year Ended December 31, 2010[g]	Year Ended December 31, 2009[g]
Per Share Data
Net asset value, beginning of period	$18.42	$17.73	$17.82	$17.32	$16.62	$16.12	$15.04
Income (loss) from investment operations:
Net investment income (loss)[c]	.26	.51	.47	.16	.29	.28	.36
Net gain (loss) on investments (realized and unrealized)	.12	.83	(.04)	.51	.74	.54	1.12
Total from investment operations	.38	1.34	.43	.67	1.03	.82	1.48
Less distributions from:
Net investment income	(.32)	(.65)	(.52)	(.17)	(.33)	(.32)	(.40)
Total distributions	(.32)	(.65)	(.52)	(.17)	(.33)	(.32)	(.40)
Net asset value, end of period	$18.48	$18.42	$17.73	$17.82	$17.32	$16.62	$16.12

Total Return[h]	2.08%	7.68%	2.42%	3.91%	6.35%	5.08%	9.87%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,659	$2,113	$3,054	$5,168	$6,993	$11,619	$16,249
Ratios to average net assets:
Net investment income (loss)	2.84%	2.82%	2.64%	1.29%	1.72%	1.76%	2.31%
Total expenses[d]	2.91%	2.53%	2.67%	2.12%	1.92%	1.95%	2.06%
Net expenses[e,i]	1.79%	1.80%	1.79%	1.75%	1.75%	1.73%	1.70%
Portfolio turnover rate	19%	61%	119%	52%	43%	39%	89%

C-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]	Year Ended December 31, 2011[g]	Year Ended December 31, 2010[g]	Year Ended December 31, 2009[g]
Per Share Data
Net asset value, beginning of period	$18.42	$17.73	$17.82	$17.31	$16.62	$16.12	$15.04
Income (loss) from investment operations:
Net investment income (loss)[c]	.27	.51	.48	.17	.29	.28	.36
Net gain (loss) on investments (realized and unrealized)	.10	.83	(.05)	.51	.73	.54	1.12
Total from investment operations	.37	1.34	.43	.68	1.02	.82	1.48
Less distributions from:
Net investment income	(.32)	(.65)	(.52)	(.17)	(.33)	(.32)	(.40)
Total distributions	(.32)	(.65)	(.52)	(.17)	(.33)	(.32)	(.40)
Net asset value, end of period	$18.47	$18.42	$17.73	$17.82	$17.31	$16.62	$16.12

Total Return[h]	2.03%	7.69%	2.42%	3.95%	6.32%	5.05%	9.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,664	$20,673	$17,876	$20,929	$22,035	$19,284	$20,843
Ratios to average net assets:
Net investment income (loss)	2.90%	2.80%	2.65%	1.29%	1.68%	1.76%	2.28%
Total expenses[d]	1.92%	1.99%	2.03%	1.92%	1.90%	1.96%	2.05%
Net expenses[e,i]	1.79%	1.80%	1.79%	1.75%	1.75%	1.73%	1.70%
Portfolio turnover rate	19%	61%	119%	52%	43%	39%	89%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Period Ended September 30, 2013[f]
Per Share Data
Net asset value, beginning of period	$18.47	$17.80	$18.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.36	.68	.46
Net gain (loss) on investments (realized and unrealized)	.11	.83	(.21)
Total from investment operations	.47	1.51	.25
Less distributions from:
Net investment income	(.41)	(.84)	(.45)
Total distributions	(.41)	(.84)	(.45)
Net asset value, end of period	$18.53	$18.47	$17.80

Total Return[h]	2.58%	8.64%	1.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,214	$5,909	$174
Ratios to average net assets:
Net investment income (loss)	3.94%	3.72%	3.85%
Total expenses[d]	0.84%	0.88%	1.17%
Net expenses[e,i]	0.79%	0.78%	0.82%
Portfolio turnover rate	19%	61%	119%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December 31 to September 30 in 2012.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: January 29, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Per share amounts for the periods presented through April 8, 2011 have been restated to reflect a 1:4 reverse share split effective April 8, 2011.
[h]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods would be:

	03/31/15	09/30/14	09/30/13
A-Class	1.00%	1.00%	1.02%
B-Class	1.75%	1.75%	1.77%
C-Class	1.75%	1.75%	1.77%
Institutional Class	0.75%	0.75%	0.77%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

FUND PROFILE (Unaudited)	March 31, 2015

LIMITED DURATION FUND

OBJECTIVE: Seeks to provide a high level of income consistent with preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

Portfolio Composition by Quality Rating*
Rating	% of Total Investments
Fixed Income Instruments
AAA	2.0%
AA	7.0%
A	21.1%
BBB	31.2%
BB	10.4%
B	8.4%
CCC	1.6%
D	0.3%
NR**	6.3%
Other Instruments
Short Term Investments	5.1%
Repurchase Agreements	4.3%
Mutual Funds	1.8%
Preferred Stocks	0.5%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	December 16, 2013
C-Class	December 16, 2013
Institutional Class	December 16, 2013

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	1.9%
LSTAR Securities Investment Trust — 2015-2	1.9%
LSTAR Securities Investment Trust — 2015-1	1.9%
SRERS-2011 Funding Ltd. — 2011-RS	1.4%
Odyssey Re Holdings Corp.	1.3%
AIM Aviation Finance Ltd. — 2015-1A	1.3%
Nomura Resecuritization Trust 2015-4R	1.3%
Vericrest Opportunity Loan Trust 2015-NPL3	1.3%
NRPL Trust 2015-1A	1.3%
LSTAR Securities Investment Trust – 2014-1	1.2%
Top Ten Total	14.8%

“Ten Largest Holdings” exclude any temporary cash or derivative instruments.

*
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

**	NR securities do not necessarily indicate low credit quality.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
LIMITED DURATION FUND

	Shares	Value

PREFERRED STOCKS† - 0.5%

INDUSTRIAL - 0.3%
Seaspan Corp. 6.38% due 04/30/19	20,000	$503,600

FINANCIAL - 0.2%
Goldman Sachs Group, Inc. 5.50% 1,2	13,540	340,937
Total Preferred Stocks
(Cost $829,774)		844,537

MUTUAL FUNDS† - 2.0%
Guggenheim Strategy Fund I3	120,620	3,003,426
Total Mutual Funds
(Cost $3,001,014)		3,003,426

SHORT TERM INVESTMENTS† - 5.7%
Dreyfus Treasury Prime Cash Management Fund 0.00%	8,750,486	8,750,486
Total Short Term Investments
(Cost $8,750,486)		8,750,486

	Face Amount

ASSET-BACKED SECURITIES†† - 54.7%
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/404	$1,988,095	1,993,265
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/584	1,980,830	1,977,067
NRPL Trust
2015-1A, 3.88% due 11/01/544	1,985,586	1,968,510
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 2.88% due 10/15/261,4	1,000,000	982,300
2014-5A, 3.78% due 10/15/261,4	1,000,000	971,100
GCAT LLC
2014-2, 3.72% due 10/25/194	1,912,304	1,907,858
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/174	1,806,088	1,815,660
AASET
2014-1, 5.13% due 12/15/291	1,225,962	1,229,026
2014-1, 7.37% due 12/15/291	490,385	491,611
Oak Hill Advisors Residential Loan Trust
2015-NPL1, 3.47% due 01/25/554	1,500,000	1,499,895
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/554	1,500,000	1,498,341
OFSI Fund V Ltd.
2013-5A, 3.46% due 04/17/251,4	1,500,000	1,481,550
Flagship CLO VI
2007-1A, 2.66% due 06/10/211,4	1,500,000	1,471,200
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27†††,4,11	1,500,000	1,457,250
Cerberus Onshore II CLO LLC
2014-1A, 2.25% due 10/15/231,4	1,000,000	998,200
2014-1A, 2.95% due 10/15/231,4	250,000	249,500
CIT Mortgage Loan Trust
2007-1, 1.62% due 10/25/371,4	1,300,000	1,235,161
Symphony CLO IX, LP
2012-9A, 4.50% due 04/16/221,4	600,000	601,380
2012-9A, 3.50% due 04/16/221,4	500,000	501,700
ACAS CLO Ltd.
2014-1AR, 2.57% due 09/20/231,4	1,000,000	1,004,100
Cent CLO 16, LP
2014-16AR, 2.50% due 08/01/241,4	500,000	502,300
2014-16AR, 3.50% due 08/01/241,4	500,000	500,050
Encore Credit Receivables Trust
2005-4, 0.61% due 01/25/361	1,077,390	1,001,902
Madison Park Funding VIII Ltd.
2014-8AR, 2.46% due 04/22/221,4	500,000	500,500
2014-8AR, 3.06% due 04/22/221,4	500,000	500,000
Voya CLO Ltd.
2015-3AR, 3.21% due 10/15/221,4	1,000,000	1,000,500
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/224	1,000,000	1,000,400
Highbridge Loan Management Ltd.
2014-1AR, 2.50% due 09/20/221,4	1,000,000	1,000,200
Ares XXIII CLO Ltd.
2014-1AR, 3.46% due 04/19/231,4	1,000,000	1,000,100
Northwoods Capital XIV Ltd.
2014-14A, 2.72% due 11/12/251,4	1,000,000	1,000,000
Golub Capital Partners CLO 24M Ltd.
2015-24A, 4.02% due 02/05/271,4	1,000,000	1,000,000
Adirondack Park CLO Limited
2013-1A, 3.25% due 04/15/241,4	1,000,000	1,000,000
Oaktree EIF II Series A2 Ltd.
2014-A2, 2.60% due 11/15/251,4	1,000,000	999,900
CIFC Funding 2012-III Ltd.
2013-3A, 3.25% due 01/29/251,4	600,000	596,760
2013-3A, 4.50% due 01/29/251,4	400,000	400,000
Fortress Credit BSL II Ltd.
2013-2A, 1.76% due 10/19/251,4	1,000,000	991,300
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 2.97% due 10/10/261,4	1,000,000	987,000
H2 Asset Funding Ltd.
2.07% due 03/19/37	1,000,000	985,700
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.75% due 04/28/261,4	1,000,000	983,300
San Gabriel CLO Ltd.
2007-1A, 2.51% due 09/10/211,4	1,000,000	978,000
Battalion CLO Ltd.
2007-1A, 2.40% due 07/14/221,4	1,000,000	976,100
Duane Street CLO IV Ltd.
2007-4A, 2.51% due 11/14/211,4	1,000,000	973,900
Black Diamond CLO Delaware Corp.
2005-2A, 2.07% due 01/07/181,4	1,000,000	972,100
Westbrook CLO Ltd.
2006-1A, 1.97% due 12/20/201,4	1,000,000	964,800
CIFC Funding Ltd.
2007-1A, 1.76% due 05/10/211,4	1,000,000	963,600

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
LIMITED DURATION FUND

	Face Amount	Value

Treman Park CLO LLC
2015-1A, 0.00% due 04/20/274,5	$1,000,000	$960,100
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/234	468,116	475,655
2014-1, 3.08% due 07/15/231,4	468,116	475,368
OHA Credit Partners IX Ltd.
2013-9A, 0.00% due 10/20/254,5	1,000,000	946,800
Rockwall CDO II Ltd.
2007-1A, 0.80% due 08/01/241,4	1,000,000	932,500
Structured Asset Investment Loan Trust
2005-2, 0.91% due 03/25/351	1,000,000	929,278
GreenPoint Mortgage Funding Trust
2005-HE4, 0.88% due 07/25/301	969,950	927,062
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 0.91% due 03/23/231,4	500,000	484,000
2006-3A, 6.68% due 03/23/234	441,767	439,116
Miramax LLC
2014-1A, 3.34% due 07/20/264	906,000	916,436
First Frankin Mortgage Loan Trust
2006-FF4, 0.36% due 03/25/361	928,558	893,164
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	786,196	850,464
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29	419,499	418,451
2014-1, 5.25% due 02/15/29	419,499	416,353
Venture VI CDO Ltd.
2006-1A, 1.73% due 08/03/201,4	850,000	815,235
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.62% due 07/10/17†††,1	789,676	772,461
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/434	727,500	751,092
Race Point V CLO Ltd.
2014-5AR, 3.99% due 12/15/221,4	750,000	748,425
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/344	732,000	733,976
Gramercy Park CLO Ltd.
2014-1AR, 3.21% due 07/17/231,4	700,000	700,000
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.21% due 10/20/211,4	700,000	697,340
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.69% due 11/21/401,4	700,000	664,020
KVK CLO Ltd.
2013-1A, due 04/14/254,11	750,000	554,250
Babson CLO Limited
2012-2A, due 05/15/234,11	750,000	535,800
Structured Asset Securities Corporation Mortgage Loan Trust
2007-BC1, 0.30% due 02/25/371	600,000	521,988
Structured Asset Investment Loan Trust
2005-1, 0.89% due 02/25/351,4	550,000	514,059
LCM X, LP
2014-10AR, 3.10% due 04/15/221,4	500,000	501,050
Gale Force 4 CLO Ltd.
2007-4A, 3.76% due 08/20/211,4	500,000	500,150
Marine Park CLO Ltd.
2012-1A, 4.76% due 05/18/231,4	500,000	500,100
OZLM Funding Ltd.
2012-2A, 3.50% due 10/30/231,4	500,000	500,000
Cerberus Onshore II CLO-2 LLC
2014-1A, 2.98% due 10/15/231,4	500,000	498,700
COA Summit CLO Limited
2014-1A, 4.10% due 04/20/231,4	500,000	496,350
CIFC Funding B Ltd.
2006-1BA, 4.26% due 12/22/201,4	500,000	496,000
Anchorage Capital CLO 4 Ltd.
2014-4A, 2.42% due 07/28/261,4	500,000	495,850
Gallatin CLO VII Ltd.
2014-1A, 3.15% due 07/15/231,4	500,000	495,200
Katonah Ltd.
2007-10A, 2.26% due 04/17/201,4	500,000	493,800
ALM VII R-2 Ltd.
2013-7R2A, 2.86% due 04/24/241,4	500,000	493,400
Apidos CDO III Ltd.
2006-3A, 2.02% due 06/12/201,4	500,000	492,800
BlueMountain CLO Ltd.
2012-2A, 3.01% due 11/20/241,4	500,000	492,250
Shackleton II CLO Ltd.
2012-2A, 4.31% due 10/20/231,4	500,000	490,800
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.26% due 08/15/231,4	500,000	488,250
Figueroa CLO Ltd.
2013-1A, 3.01% due 03/21/241,4	500,000	488,050
Race Point IV CLO Ltd.
2007-4A, 2.25% due 08/01/211,4	500,000	487,550
Babson Mid-Market CLO Inc.
2007-2A, 1.95% due 04/15/211,4	500,000	487,400
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.68% due 10/25/261,4	500,000	487,300
KVK CLO Ltd.
2014-2A, 3.25% due 07/15/261,4	500,000	485,150
ColumbusNova CLO Ltd.
2007-1A, 1.61% due 05/16/191,4	500,000	485,000
Telos CLO Ltd.
2013-4A, 3.00% due 07/17/241,4	500,000	481,950
Madison Park Funding III Ltd.
2006-3A, 1.68% due 10/25/201,4	500,000	481,300
WhiteHorse IV Ltd.
2007-4A, 1.71% due 01/17/201,4	500,000	481,150
Helios Series I Multi Asset CBO Ltd.
2001-1A, 1.19% due 12/13/361,4	512,580	480,903
Shasta CLO Ltd.
2007-1A, 1.66% due 04/20/211,4	500,000	479,700
Katonah IX CLO Ltd.
2006-9A, 1.66% due 01/25/191,4	500,000	478,600
ALM XIV Ltd.
2014-14A, 3.71% due 07/28/261,4	500,000	474,800

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
LIMITED DURATION FUND

	Face Amount	Value

Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.76% due 04/25/261,4	$250,000	$242,750
2014-18A, 4.26% due 04/25/261,4	250,000	231,100
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.56% due 07/25/251,4	250,000	239,550
2014-1A, 4.51% due 07/25/251,4	250,000	232,750
Icon Brand Holdings LLC
2013-1A, 4.35% due 01/25/434	443,307	447,607
GSAA Home Equity Trust
2006-18, 6.00% due 11/25/366	637,514	426,535
Gramercy Real Estate CDO Ltd.
2007-1A, 0.54% due 08/15/561,4	465,486	419,403
GSAMP Trust 2005-HE6
2005-HE6, 0.61% due 11/25/351	450,000	417,365
Accredited Mortgage Loan Trust
2007-1, 0.30% due 02/25/371	437,821	415,917
Keuka Park CLO Ltd.
2013-1A, due 10/21/244,11	500,000	395,350
Soundview Home Loan Trust
2003-1, 2.42% due 08/25/311	269,972	274,928
Copper River CLO Ltd.
2007-1A, due 01/20/211,4,11	500,000	256,850
ALM IV Ltd.
2011-4A, 3.00% due 07/18/221,4	250,000	250,000
Hewett’s Island CDO Ltd.
2007-6A, 2.51% due 06/09/191,4	250,000	249,950
Great Lakes CLO Ltd.
2014-1A, 3.95% due 04/15/251,4	250,000	244,850
Kingsland IV Ltd.
2007-4A, 1.70% due 04/16/211,4	250,000	233,375
Neuberger Berman CLO Ltd.
2012-12A, due 07/25/234,11	350,000	224,805
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/411,4	224,829	223,458
Tricadia CDO Ltd.
2006-6A, 0.81% due 11/05/411,4	153,771	153,033
Total Asset-Backed Securities
(Cost $84,734,248)		84,479,608

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 17.5%
LSTAR Securities Investment Trust
2015-2, 2.17% due 01/01/201,4,7	2,962,438	2,947,624
2015-1, 2.18% due 01/01/201,4	2,964,533	2,923,919
2014-1, 3.28% due 09/01/211,4,7	1,911,858	1,929,639
2015-3, 2.18% due 03/01/201,4	1,500,000	1,492,500
CSMC Series
2014-ICE, 2.32% due 04/15/271,4	1,500,000	1,495,526
2014-6R, 0.35% due 09/27/361,4	907,596	861,967
2014-2R, 0.37% due 02/27/461,4	503,942	468,760
SRERS Funding Ltd.
2011-RS, 0.43% due 05/09/461,4,7	2,213,675	2,104,762
Motel 6 Trust
2015-MTL6, 4.53% due 02/05/304	1,000,000	1,010,584
2015-MTL6, 5.28% due 02/05/304	1,000,000	1,001,532
Nomura Resecuritization Trust
2015-4R, 0.61% due 03/26/361,4	2,200,000	1,989,625
2012-1R, 0.62% due 08/27/471,4	423,442	391,684
COMM Mortgage Trust
2014-KYO, 2.53% due 06/11/271,4,7	1,500,000	1,498,522
Hilton USA Trust
2013-HLT, 5.22% due 11/05/181,4	1,000,000	1,027,157
Morgan Stanley Capital I Trust
2015-XLF1, 2.35% due 08/13/161,4	1,000,000	1,000,123
Resource Capital Corporation
2015-CRE3, 3.32% due 03/15/321,4	1,000,000	999,998
CSMC Trust
2014-SURF, 2.43% due 02/15/291,4	1,000,000	997,002
JP Morgan Chase Commercial Mortgage Securities Trust
2014-FL5, 2.27% due 07/15/311,4	1,000,000	995,237
LSTAR Commercial Mortgage Trust
2011-1, 5.42% due 06/25/431,4	750,000	761,099
Resource Capital Corporation Ltd.
2014-CRE2, 2.68% due 04/15/321,4	500,000	493,548
HarborView Mortgage Loan Trust
2006-12, 0.37% due 01/19/381	536,668	453,327
Morgan Stanley Re-REMIC Trust
2010-R5, 0.48% due 06/26/361,4	251,918	181,036
Total Collateralized Mortgage Obligations
(Cost $26,931,889)		27,025,171

CORPORATE BONDS†† - 14.0%
FINANCIAL - 11.2%
Citigroup, Inc.
5.80%1,2,7	1,400,000	1,403,500
5.88%1,2	495,000	499,950
5.35%1,2	345,000	333,788
6.30%1,2	30,000	30,638
Odyssey Re Holdings Corp.
6.88% due 05/01/157	2,000,000	2,007,662
Bank of America Corp.
5.13%1,2	1,900,000	1,866,559
SunTrust Banks, Inc.
5.63%1,2	1,500,000	1,529,063
Morgan Stanley
5.55%1,2	1,500,000	1,514,999
JPMorgan Chase & Co.
5.00%1,2	1,280,000	1,257,536
EPR Properties
5.75% due 08/15/227	1,000,000	1,100,901
Nordea Bank AB
5.50% due 09/29/491,2,4,7	1,000,000	1,016,250
Corporation Financiera de Desarrollo S.A.
3.25% due 07/15/194,7	500,000	507,500
5.25% due 07/15/291,4,7	350,000	363,948

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
LIMITED DURATION FUND

	Face Amount	Value

HRG Group, Inc.
7.88% due 07/15/197	$800,000	$842,000
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
6.00% due 08/01/207	400,000	415,520
3.50% due 03/15/177	350,000	352,625
HSBC Holdings plc
5.63%1,2,7	750,000	757,031
Ironshore Holdings US, Inc.
8.50% due 05/15/204	500,000	607,180
Cadence Financial Corp.
4.88% due 06/28/1910	500,000	504,780
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/247	300,000	321,063
Total Financial		17,232,493

CONSUMER, CYCLICAL - 0.9%
Bumble Bee Holdings, Inc.
9.00% due 12/15/174	566,000	594,300
United Airlines 2014-2 Class B Pass Through Trust
4.63% due 09/03/22	500,000	503,125
AmeriGas Finance LLC / AmeriGas Finance Corp.
6.75% due 05/20/207	250,000	263,125
Total Consumer, Cyclical		1,360,550

INDUSTRIAL - 0.8%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	708,000	741,630
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	600,000	516,000
Total Industrial		1,257,630

BASIC MATERIALS - 0.6%
Yamana Gold, Inc.
4.95% due 07/15/24	750,000	737,409
KGHM International Ltd.
7.75% due 06/15/194,7	200,000	206,000
Total Basic Materials		943,409

ENERGY - 0.5%
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/197	500,000	519,550
Schahin II Finance Company SPV Ltd.
5.87% due 09/25/224,7	390,900	236,299
Total Energy		755,849
Total Corporate Bonds
(Cost $21,702,194)		21,549,931

SENIOR FLOATING RATE INTERESTS††,1 - 8.7%
CONSUMER, CYCLICAL - 2.3%
Party City Holdings, Inc.
4.00% due 07/27/19	695,183	694,021
American Tire Distributors, Inc.
5.25% due 09/24/21	298,496	299,616
7.00% due 06/01/18	297,744	297,744
BJ’s Wholesale Club, Inc.
4.50% due 09/26/19	496,731	496,508
Hilton Worldwide Holdings, Inc.
3.50% due 10/26/20	475,490	475,923
Hoyts Group Holdings LLC
4.00% due 05/29/20	349,112	347,366
Smart & Final Stores LLC
4.75% due 11/15/19	270,796	271,644
Fitness International LLC
5.50% due 07/01/20	248,125	230,756
Michaels Stores, Inc.
4.00% due 01/28/20	199,000	199,533
Arby’s
4.75% due 11/15/20	197,500	197,994
Total Consumer, Cyclical		3,511,105

INDUSTRIAL - 1.6%
Travelport Holdings LLC
5.75% due 09/02/21	1,097,250	1,106,258
Rise Ltd.
4.74% due 02/12/39	466,146	469,642
AABS Ltd.
4.87% due 01/15/38	433,988	441,583
Dematic S.A.
4.25% due 12/28/19	246,875	246,053
Doncasters Group Ltd.
4.50% due 04/09/20	241,754	241,955
Total Industrial		2,505,491

TECHNOLOGY - 1.2%
Avago Technologies Ltd.
3.75% due 05/06/21	604,462	605,333
Deltek, Inc.
4.50% due 10/10/18	298,473	298,939
Blue Coat Systems, Inc.
4.00% due 05/31/19	297,738	297,490
MSC Software Corp.
5.00% due 05/29/20	266,250	267,581
Sabre, Inc.
4.00% due 02/19/19	197,475	197,475
Epicor Software
4.00% due 05/16/18	96,869	96,772
Total Technology		1,763,590

BASIC MATERIALS - 1.1%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	1,390,336	1,253,360

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
LIMITED DURATION FUND

	Face Amount	Value

Chromaflo Technologies
4.50% due 12/02/19	$398,990	$395,000
Total Basic Materials		1,648,360

COMMUNICATIONS - 1.0%
Asurion Corp.
4.25% due 07/08/20	349,112	347,935
5.00% due 05/24/19	195,976	196,411
Univision Communications, Inc.
4.00% due 03/01/20	498,680	497,433
Avaya, Inc.
4.68% due 10/26/17	498,524	490,253
Total Communications		1,532,032

FINANCIAL - 0.9%
First Data Corp.
3.67% due 03/23/18	800,000	799,200
4.17% due 03/24/21	150,000	150,375
USI Holdings Corp.
4.25% due 12/27/19	372,166	372,323
Total Financial		1,321,898

CONSUMER, NON-CYCLICAL - 0.8%
Albertson’s (Safeway) Holdings LLC
5.50% due 08/25/21	700,000	705,544
Diamond Foods, Inc.
4.25% due 08/20/18	495,620	494,847
Total Consumer, Non-cyclical		1,200,391
Total Senior Floating Rate Interests
(Cost $13,482,180)		13,482,867

MORTGAGE-BACKED SECURITIES†† - 2.3%
Hyatt Hotel Portfolio Trust
2015-HYT, 3.22% due 11/15/291,4	1,000,000	1,003,087
CDGJ Commercial Mortgage Trust
2014-BXCH, 0.67% due 12/15/271,4	1,000,000	1,001,399
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.40% due 02/25/361	538,417	448,576
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	592,673	421,959
First Horizon Alternative Mortgage Securities Trust
2006-FA1, 5.75% due 04/25/36	481,449	393,057
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.25% due 02/25/471	336,183	314,000
Total Mortgage-Backed Securities
(Cost $3,666,599)		3,582,078

REPURCHASE AGREEMENTS††,8,9 - 4.8%
Jefferies & Company, Inc.
issued 03/30/15 at 3.18% due 04/24/15	2,719,000	2,719,000
issued 03/30/15 at 3.18% due 05/07/15	1,339,000	1,339,000
issued 03/27/15 at 3.18% due 05/01/15	1,250,000	1,250,000
issued 03/30/15 at 2.68% due 05/07/15	973,000	973,000
issued 03/09/15 at 2.43% due 04/05/15	549,000	549,000
issued 03/30/15 at 2.68% due 04/24/15	509,000	509,000
Total Repurchase Agreements
(Cost $7,339,000)		7,339,000

Total Investments - 110.2%
(Cost $170,437,384)		$170,057,104
Other Assets & Liabilities, net - (10.2)%		(15,671,458)
Total Net Assets - 100.0%		$154,385,646

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Variable rate security. Rate indicated is rate effective at March 31, 2015.
2	Perpetual maturity.
3	Affiliated issuer — See Note 13.
4
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $105,615,210 (cost $105,872,770), or 68.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Zero coupon rate security.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 12.
8	Illiquid security.
9	Repurchase Agreements — See Note 11.
10
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $504,780 (cost $500,000), or 0.3% of total net assets — See Note 14.

11	Residual interest.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $160,097,370)	$159,714,678
Investments in affiliated issuers, at value (cost $3,001,014)	3,003,426
Repurchase agreements, at value (cost $7,339,000)	7,339,000
Total investments (cost $170,437,384)	170,057,104
Cash	759,949
Prepaid expenses	21,605
Segregated cash with broker	11,000
Receivables:
Fund shares sold	2,782,606
Interest	704,734
Securities sold	231,825
Dividends	1,217
Total assets	174,570,040

Liabilities:
Reverse Repurchase Agreements	14,438,576
Payable for:
Securities purchased	5,470,909
Fund shares redeemed	172,254
Management fees	36,068
Fund accounting/administration fees	11,615
Distribution and service fees	11,427
Transfer agent/maintenance fees	682
Trustees’ fees*	172
Miscellaneous	42,691
Total liabilities	20,184,394
Net assets	$154,385,646

Net assets consist of:
Paid in capital	$154,834,331
Undistributed net investment income	31,196
Accumulated net realized loss on investments	(99,601)
Net unrealized depreciation on investments	(380,280)
Net assets	$154,385,646

A-Class:
Net assets	$49,373,389
Capital shares outstanding	1,985,544
Net asset value per share	$24.87
Maximum offering price per share (Net asset value divided by 97.75%)	$25.44

C-Class:
Net assets	$2,397,251
Capital shares outstanding	96,464
Net asset value per share	$24.85

Institutional Class:
Net assets	$102,615,006
Capital shares outstanding	4,127,589
Net asset value per share	$24.86

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2015

Investment Income:
Interest	$2,507,624
Dividends from securities of unaffiliated issuers	25,246
Dividends from securities of affiliated issuers	1,217
Total investment income	2,534,087

Expenses:
Management fees	257,941
Transfer agent/maintenance fees:
A-Class	4,200
C-Class	873
Institutional Class	857
Distribution and service fees:
A-Class	41,624
C-Class	8,178
Fund accounting/administration fees	54,453
Registration fees	49,692
Interest expense	25,248
Trustees’ fees*	4,603
Line of credit fees	4,274
Custodian fees	1,757
Tax expense	2
Miscellaneous	51,421
Total expenses	505,123
Less:
Expenses waived by Adviser	(110,543)
Net expenses	394,580
Net investment income	2,139,507

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(63,740)
Net realized loss	(63,740)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(122,031)
Investments in affiliated issuers	2,412
Net change in unrealized appreciation (depreciation)	(119,619)
Net realized and unrealized loss	(183,359)
Net increase in net assets resulting from operations	$1,956,148

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,139,507	$1,097,055
Net realized gain (loss) on investments	(63,740)	112,474
Net change in unrealized appreciation (depreciation) on investments	(119,619)	(260,661)
Net increase in net assets resulting from operations	1,956,148	948,868

Distributions to shareholders from:
Net investment income
A-Class	(624,827)	(89,880)
C-Class	(24,949)	(5,453)
Institutional Class	(1,579,606)	(993,125)
Net realized gains
A-Class	(10,524)	—
C-Class	(358)	—
Institutional Class	(24,979)	—
Total distributions to shareholders	(2,265,243)	(1,088,458)

Capital share transactions:
Proceeds from sale of shares
A-Class	40,118,541	25,872,935
C-Class	2,451,481	1,176,069
Institutional Class	47,017,597	85,617,617
Distributions reinvested
A-Class	585,806	71,252
C-Class	22,169	4,971
Institutional Class	1,602,040	802,150
Cost of shares redeemed
A-Class	(8,292,966)	(8,887,662)
C-Class	(718,566)	(537,027)
Institutional Class	(14,919,573)	(17,152,503)
Net increase from capital share transactions	67,866,529	86,967,802
Net increase in net assets	67,557,434	86,828,212

Net assets:
Beginning of period	86,828,212	—
End of period	$154,385,646	$86,828,212
Undistributed net investment income at end of period	$31,196	$121,071

Capital share activity:
Shares sold
A-Class	1,613,277	1,034,665
C-Class	98,750	47,044
Institutional Class	1,893,199	3,423,937
Shares issued from reinvestment of distributions
A-Class	23,595	2,851
C-Class	894	200
Institutional Class	64,514	32,093
Shares redeemed
A-Class	(333,506)	(355,338)
C-Class	(28,959)	(21,465)
Institutional Class	(600,008)	(686,146)
Net increase in shares	2,731,756	3,477,841

[a]	Since commencement of operations: December 16, 2013.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.97	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.44	.52
Net gain (loss) on investments (realized and unrealized)	(.07)	(.08)
Total from investment operations	.37	.44
Less distributions from:
Net investment income	(.46)	(.47)
Net realized gains	(.01)	—
Total distributions	(.47)	(.47)
Net asset value, end of period	$24.87	$24.97

Total Return[d]	1.51%	1.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$49,373	$17,035
Ratios to average net assets:
Net investment income (loss)	3.58%	2.67%
Total expenses[e]	1.05%	1.14%
Net expenses[f,g]	0.85%	0.83%
Portfolio turnover rate	11%	40%

C-Class	Period Ended March 31, 2015[a]	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.96	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.36	.38
Net gain (loss) on investments (realized and unrealized)	(.09)	(.09)
Total from investment operations	.27	.29
Less distributions from:
Net investment income	(.37)	(.33)
Net realized gains	(.01)	—
Total distributions	(.38)	(.33)
Net asset value, end of period	$24.85	$24.96

Total Return[d]	1.12%	1.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,397	$643
Ratios to average net assets:
Net investment income (loss)	2.94%	1.93%
Total expenses[e]	1.88%	2.14%
Net expenses[f,g]	1.60%	1.56%
Portfolio turnover rate	11%	40%

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.96	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.47	.57
Net gain (loss) on investments (realized and unrealized)	(.07)	(.08)
Total from investment operations	.40	.49
Less distributions from:
Net investment income	(.49)	(.53)
Net realized gains	(.01)	—
Total distributions	(.50)	(.53)
Net asset value, end of period	$24.86	$24.96

Total Return[d]	1.63%	1.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$102,615	$69,150
Ratios to average net assets:
Net investment income (loss)	3.81%	2.90%
Total expenses[e]	0.79%	0.96%
Net expenses[f,g]	0.60%	0.57%
Portfolio turnover rate	11%	40%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: December 16, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratio for the periods would be:

	03/31/15	09/30/14
A-Class	0.80%	0.79%
C-Class	1.55%	1.52%
Institutional Class	0.55%	0.54%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

FUND PROFILE (Unaudited)	March 31, 2015

MUNICIPAL INCOME FUND

OBJECTIVE: Seeks to provide current income with an emphasis on income exempt from federal income tax, while also considering capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating*
Rating	% of Total Investments
Fixed Income Instruments
AAA	4.1%
AA	64.2%
A	15.6%
BBB	6.4%
BB	1.7%
B	3.6%
Other Instruments
Short Term Investments	4.4%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Inception Dates:
A-Class	April 28, 2004
C-Class	January 13, 2012
Institutional Class	January 13, 2012

Ten Largest Holdings (% of Total Net Assets)
North Texas Tollway Authority Revenue Bonds	4.5%
Triborough Bridge & Tunnel Authority Revenue Bonds	4.0%
City of Detroit Michigan Water Supply System Revenue Revenue Bonds	3.9%
Puerto Rico Highways & Transportation Authority Revenue Bonds	3.5%
Metropolitan Transportation Authority Revenue Bonds	3.5%
Michigan Finance Authority Revenue Bonds	3.2%
Tustin Unified School District General Obligation Unlimited	3.2%
County of Wayne Michigan General Obligation Limited	3.0%
Arizona Health Facilities Authority Revenue Bonds	2.9%
Hudson County Improvement Authority Revenue Bonds	2.8%
Top Ten Total	34.5%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

*
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
MUNICIPAL INCOME FUND

	Shares	Value

SHORT TERM INVESTMENTS† - 4.4%
Fidelity Institutional Tax-Exempt Portfolio 0.00%	2,743,185	$2,743,185
Total Short Term Investments
(Cost $2,743,185)		2,743,185

	Face Amount

MUNICIPAL BONDS†† - 95.2%
MICHIGAN - 23.8%
Michigan Finance Authority Revenue Bonds
5.00% due 07/01/31	$1,800,000	2,023,794
5.00% due 07/01/32	1,200,000	1,343,136
5.00% due 07/01/44	1,200,000	1,288,546
5.00% due 10/01/39	1,000,000	1,128,970
5.00% due 07/01/33	400,000	446,040
5.00% due 07/01/34	300,000	327,105
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
5.00% due 07/01/33	2,530,000	2,597,060
4.75% due 07/01/29	230,000	246,197
5.00% due 07/01/41	200,000	211,746
5.00% due 07/01/34	155,000	156,761
4.25% due 07/01/16	125,000	130,193
County of Wayne Michigan General Obligation Ltd.
5.00% due 12/01/30	1,845,000	1,850,018
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	1,000,000	1,110,570
5.00% due 05/01/30	300,000	334,779
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,100,000	1,200,441
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
5.00% due 07/01/15	500,000	505,610
Total Michigan		14,900,966

CALIFORNIA - 17.0%
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/36	1,600,000	1,980,944
Oakland Unified School District/Alameda County General Obligation Unlimited
5.50% due 08/01/321	1,200,000	1,377,384
5.00% due 08/01/221	300,000	348,126
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
0.91% due 05/15/432	2,000,000	1,695,420
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	1,000,000	1,187,740
6.25% due 10/01/40	250,000	296,533
San Diego Unified School District General Obligation Unlimited
6.63% due 07/01/413	1,500,000	1,012,320
Metropolitan Water District of Southern California Revenue Bonds
0.01% due 07/01/352	1,000,000	1,000,000
State of California General Obligation Unlimited
0.01% due 05/01/332	1,000,000	1,000,000
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
6.85% due 08/01/423	1,000,000	552,290
Culver Redevelopment Agency Tax Allocation
0.00% due 11/01/234	195,000	141,040
Total California		10,591,797

NEW YORK - 10.3%
Triborough Bridge & Tunnel Authority Revenue Bonds
0.62% due 11/15/272	2,500,000	2,501,949
Metropolitan Transportation Authority Revenue Bonds
0.42% due 11/01/322	2,200,000	2,167,198
New York City Water & Sewer System Revenue Bonds
0.01% due 06/15/452	1,000,000	1,000,000
Long Island Power Authority Revenue Bonds
1.52% due 09/01/152	775,000	778,604
Total New York		6,447,751

TEXAS - 7.5%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/40	2,500,000	2,799,524
Texas Water Development Board Revenue Bonds
0.02% due 07/15/192	1,000,000	1,000,000
Harris County-Houston Sports Authority Revenue Bonds
0.00% due 11/15/534	4,000,000	633,920
New Hope Cultural Education Facilities Corp. Revenue Bonds
5.00% due 04/01/46	250,000	275,075
Total Texas		4,708,519

PUERTO RICO - 7.5%
Puerto Rico Electric Power Authority Revenue Bonds
0.70% due 07/01/292	1,470,000	1,092,048
5.00% due 07/01/24	760,000	759,932
5.00% due 07/01/22	620,000	618,388
Puerto Rico Highways & Transportation Authority Revenue Bonds
1.03% due 07/01/272	2,800,000	2,211,916
Total Puerto Rico		4,682,284

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
MUNICIPAL INCOME FUND

	Face Amount	Value

ILLINOIS - 6.9%
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/44	$1,250,000	$1,434,638
Will County Township High School District No. 204 Joliet General Obligation Limited
6.25% due 01/01/31	1,000,000	1,190,190
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,104,440
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	237,782
City of Chicago Illinois General Obligation Unlimited
5.00% due 01/01/24	100,000	100,395
5.00% due 01/01/23	70,000	75,123
5.00% due 01/01/22	55,000	56,630
Metropolitan Pier & Exposition Authority Revenue Bonds
0.00% due 06/15/454	500,000	125,465
Total Illinois		4,324,663

NEW JERSEY - 6.0%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,500,000	1,724,985
New Jersey State Turnpike Authority Revenue Bonds
0.69% due 01/01/242	1,000,000	1,002,120
New Jersey Transportation Trust Fund Authority Revenue Bonds
1.22% due 06/15/342	1,000,000	1,000,430
Total New Jersey		3,727,535

ARIZONA - 2.9%
Arizona Health Facilities Authority Revenue Bonds
0.99% due 01/01/372	2,000,000	1,812,040

OREGON - 2.4%
State of Oregon General Obligation Unlimited
0.01% due 06/01/412	1,500,000	1,500,000

MASSACHUSETTS - 1.9%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/41	1,000,000	1,189,820

LOUISIANA - 1.8%
New Orleans Aviation Board Revenue Bonds
5.00% due 01/01/45	1,000,000	1,109,000

WASHINGTON - 1.7%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/271	500,000	537,445
5.25% due 09/01/321	500,000	528,895
Total Washington		1,066,340

PENNSYLVANIA - 1.6%
Pennsylvania Turnpike Commission Revenue Bonds
1.29% due 12/01/202	500,000	511,130
1.00% due 12/01/212	500,000	504,910
Total Pennsylvania		1,016,040

MISSISSIPPI - 1.4%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	576,485
6.25% due 10/01/26	230,000	266,453
Total Mississippi		842,938

WEST VIRGINIA - 0.9%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	576,695

INDIANA - 0.8%
County of Knox Indiana Revenue Bonds
5.00% due 04/01/27	470,000	519,580

FLORIDA - 0.8%
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/454	2,000,000	491,800
Total Municipal Bonds
(Cost $56,725,451)		59,507,768

Total Investments - 99.6%
(Cost $59,468,636)		$62,250,953
Other Assets & Liabilities, net - 0.4%		249,178
Total Net Assets - 100.0%		$62,500,131

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Illiquid security.
2	Variable rate security. Rate indicated is rate effective at March 31, 2015.
3	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
4	Zero coupon rate security.

See Sector Classification in Other Information section.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

Assets:
Investments, at value (cost $59,468,636)	$62,250,953
Prepaid expenses	24,595
Receivables:
Interest	518,853
Fund shares sold	70,354
Total assets	62,864,755

Liabilities:
Payable for:
Fund shares redeemed	224,282
Distributions to shareholders	41,542
Management fees	7,634
Distribution and service fees	12,716
Trustees’ fees*	5,293
Fund accounting/administration fees	5,058
Transfer agent/maintenance fees	2,796
Miscellaneous	65,303
Total liabilities	364,624
Net assets	$62,500,131

Net assets consist of:
Paid in capital	$87,713,622
Undistributed net investment income	—
Accumulated net realized loss on investments	(27,995,808)
Net unrealized appreciation on investments	2,782,317
Net assets	$62,500,131

A-Class:
Net assets	$52,047,209
Capital shares outstanding	4,087,090
Net asset value per share	$12.73
Maximum offering price per share (Net asset value divided by 95.25%)	$13.36

C-Class:
Net assets	$1,983,121
Capital shares outstanding	155,803
Net asset value per share	$12.73

Institutional Class:
Net assets	$8,469,801
Capital shares outstanding	664,815
Net asset value per share	$12.74

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2015

Investment Income:
Interest	$851,569
Total investment income	851,569

Expenses:
Management fees	142,908
Transfer agent/maintenance fees:
A-Class	29,876
Institutional Class	2,683
C-Class	417
Distribution and service fees:
A-Class	60,098
C-Class	7,978
Fund accounting/administration fees	27,152
Registration fees	34,590
Trustees’ fees*	3,841
Line of credit fees	3,556
Custodian fees	739
Tax expense	1
Miscellaneous	34,737
Total expenses	348,576
Less:
Expenses waived by Adviser	(119,693)
Net expenses	228,883
Net investment income	622,686

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	413,218
Net realized gain	413,218
Net change in unrealized appreciation (depreciation) on:
Investments	565,165
Net change in unrealized appreciation (depreciation)	565,165
Net realized and unrealized gain	978,383
Net increase in net assets resulting from operations	$1,601,069

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

MUNICIPAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$622,686	$1,630,155
Net realized gain on investments	413,218	597,388
Net change in unrealized appreciation (depreciation) on investments	565,165	3,446,106
Net increase in net assets resulting from operations	1,601,069	5,673,649

Distributions to shareholders from:
Net investment income
A-Class	(521,319)	(1,390,241)
C-Class	(11,049)	(20,717)
Institutional Class	(90,318)	(219,197)
Total distributions to shareholders	(622,686)	(1,630,155)

Capital share transactions:
Proceeds from sale of shares
A-Class	12,400,798	7,402,924
C-Class	1,131,358	333,716
Institutional Class	3,093,514	5,038,833
Distributions reinvested
A-Class	301,379	803,386
C-Class	7,856	13,179
Institutional Class	46,917	101,486
Cost of shares redeemed
A-Class	(5,579,894)	(18,029,547)
C-Class	(258,915)	(826,566)
Institutional Class	(1,243,629)	(5,559,429)
Net increase (decrease) from capital share transactions	9,899,384	(10,722,018)
Net increase (decrease) in net assets	10,877,767	(6,678,524)

Net assets:
Beginning of period	51,622,364	58,300,888
End of period	$62,500,131	$51,622,364
Undistributed net investment income at end of period	$—	$—

Capital share activity:
Shares sold
A-Class	978,401	621,507
C-Class	89,108	27,623
Institutional Class	243,870	423,863
Shares issued from reinvestment of distributions
A-Class	23,762	67,225
C-Class	619	1,099
Institutional Class	3,693	8,465
Shares redeemed
A-Class	(440,527)	(1,515,958)
C-Class	(20,447)	(71,141)
Institutional Class	(98,317)	(463,637)
Net increase (decrease) in shares	780,162	(900,954)

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class†	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012*	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$12.51	$11.59	$12.59	$11.82	$11.54	$11.01	$8.47
Income (loss) from investment operations:
Net investment income (loss)[c]	.14	.36	.38	.26	.64	.71	.75
Distributions to preferred shareholders from:
Net investment income	—	—	—	(.01)	(.10)	(.10)	(.11)
Net gain (loss) on investments (realized and unrealized)	.22	.92	(1.00)	.78	.54	.68	2.69
Total from investment operations	.36	1.28	(.62)	1.03	1.08	1.29	3.33
Less distributions from:
Net investment income	(.14)	(.36)	(.38)	(.26)	(.80)	(.76)	(.79)
Total distributions	(.14)	(.36)	(.38)	(.26)	(.80)	(.76)	(.79)
Net asset value, end of period	$12.73	$12.51	$11.59	$12.59	$11.82	$11.54	$11.01

Total Return[e]	2.87%	11.20%	(5.09%)	8.91%	9.64%	12.03%	41.34%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$52,047	$44,090	$50,463	$77,609	$182,150	$177,868	$169,674
Ratios to average net assets:
Net investment income (loss)	2.17%	3.00%	3.04%	2.78%	4.60%	5.37%	6.73%
Total expenses	1.24%	1.29%	1.14%	1.15%	2.09%	1.80%	1.94%
Net expenses[d,f]	0.81%	0.83%	0.82%	0.87%	2.09%	1.80%	1.94%
Portfolio turnover rate	50%	173%	91%	121%	104%	156%	151%

C-Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$12.50	$11.59	$12.58	$11.98
Income (loss) from investment operations:
Net investment income (loss)[c]	.09	.27	.28	.20
Net gain (loss) on investments (realized and unrealized)	.23	.91	(.98)	.62
Total from investment operations	.32	1.18	(.70)	.82
Less distributions from:
Net investment income	(.09)	(.27)	(.29)	(.22)
Total distributions	(.09)	(.27)	(.29)	(.22)
Net asset value, end of period	$12.73	$12.50	$11.59	$12.58

Total Return[e]	2.57%	10.28%	(5.70%)	7.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,983	$1,082	$1,495	$1,176
Ratios to average net assets:
Net investment income (loss)	1.38%	2.24%	2.30%	2.36%
Total expenses	1.91%	2.08%	1.93%	1.94%
Net expenses[d,f]	1.56%	1.58%	1.57%	1.55%
Portfolio turnover rate	50%	173%	91%	121%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$12.51	$11.60	$12.59	$11.98
Income (loss) from investment operations:
Net investment income (loss)[c]	.15	.39	.40	.29
Net gain (loss) on investments (realized and unrealized)	.23	.91	(.98)	.62
Total from investment operations	.38	1.30	(.58)	.91
Less distributions from:
Net investment income	(.15)	(.39)	(.41)	(.30)
Total distributions	(.15)	(.39)	(.41)	(.30)
Net asset value, end of period	$12.74	$12.51	$11.60	$12.59

Total Return[e]	3.08%	11.38%	(4.76%)	7.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,470	$6,451	$6,343	$1,051
Ratios to average net assets:
Net investment income (loss)	2.41%	3.23%	3.35%	3.37%
Total expenses	0.94%	0.97%	0.93%	0.86%
Net expenses[d,f]	0.56%	0.58%	0.57%	0.55%
Portfolio turnover rate	50%	173%	91%	121%

†
Effective January 13, 2012, the Fund acquired all of the assets and liabilities of the TS&W/Claymore Tax-Advantage Balanced Fund (“TYW”), a registered closed-end management investment company. The A-Class financial highlights for the periods prior to that date reflect performance of TYW.

*	Prior to January 13, 2012, the Fund’s fiscal year end was December 31. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: January 13, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratio for the periods would be:

	03/31/15	09/30/14
A-Class	0.80%	0.80%
C-Class	1.55%	1.54%
Institutional Class	0.55%	0.55%

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%, except for Limited Duration Fund which will not exceed 2.25%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC. At March 31, 2015, the Trust consisted of eighteen funds.

As of January 1, 2012, A-Class, C-Class and Institutional Class shares of High Yield Fund are subject to a 2% redemption fee when shares are redeemed or exchanged within 90 days of purchase.

This report covers High Yield Fund, Investment Grade Bond Fund, Limited Duration Fund and the Municipal Income Fund (the “Funds”), while the other funds are in separate reports.

The Funds were previously series (the “Predecessor Funds”) of Security Income Fund, a different registered open-end investment company, which was organized as a Kansas corporation. In January 2014, at a special meeting of shareholders, the shareholders of the Predecessor Funds approved the reorganization of the Predecessor Funds with and into the Funds, corresponding “shell” series of the Trust. The Funds succeeded to the accounting and performance history of the Predecessor Funds. Any such historical information provided for the Funds that relate to periods prior to January 28, 2014, therefore, is that of the Predecessor Funds.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Guggenheim Partners Investment Management (“GPIM”), an affiliate of GI, serves as investment sub-advisor (the “Sub-Advisor”) to the Municipal Income Fund and is responsible for the day-to-day management of the Fund’s portfolio.

Significant Accounting Policies

The Funds operate as investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies ("Mutual Funds") are valued at their NAV as of the close of business, on the valuation date.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME“) price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with derivative investments such factors may include, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2015.

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

G. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

H. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I. The Funds declare dividends from investment income daily. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

K. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statements of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2015, there were no earnings credits received.

L. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

M. Under the Funds’ organizational documents, their Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

N. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
High Yield Fund	0.60%
Investment Grade Bond Fund	0.50%
Limited Duration Fund	0.45%
Municipal Income Fund	0.50%

RFS provides transfer agent services to the Funds for fees calculated at the rates below which are assessed to the applicable class of the Fund. For these services, RFS receives the following:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Funds during first twelve months of operations.

RFS also acts as the administrative agent for the Funds, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for each Fund. For these services, RFS receives the following:

Fund	Fund Accounting/ Administrative Fees (as a % of Net Assets)
High Yield Fund	0.095%
Investment Grade Bond Fund	0.095%
Limited Duration Fund	0.095%
Municipal Income Fund	0.095%

Minimum annual charge per Fund	$25,000
Certain out-of-pocket charges	Varies

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Funds have adopted Distribution Plans related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class shares and 1.00% of the average daily net assets of each Fund’s B-Class and C-Class shares.

Effective December 1, 2006, B-Class shares of the High Yield Fund ceased charging 12b-1 fees in accordance with the FINRA sales cap regulations. These fees may be reinstated at any time.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
High Yield Fund - A-Class	1.16%	11/30/12	02/01/16
High Yield Fund - B-Class	1.91%	11/30/12	02/01/16
High Yield Fund - C-Class	1.91%	11/30/12	02/01/16
High Yield Fund - Institutional Class	0.91%	11/30/12	02/01/16
Investment Grade Bond Fund - A-Class	1.00%	11/30/12	02/01/16
Investment Grade Bond Fund - B-Class	1.75%	11/30/12	02/01/16
Investment Grade Bond Fund - C-Class	1.75%	11/30/12	02/01/16
Investment Grade Bond Fund - Institutional Class	0.75%	11/30/12	02/01/16
Limited Duration Fund - A-Class*	0.80%	12/01/13	02/01/16
Limited Duration Fund - C-Class*	1.55%	12/01/13	02/01/16
Limited Duration Fund - Institutional Class*	0.55%	12/01/13	02/01/16
Municipal Income Fund - A-Class	0.80%	11/30/12	02/01/16
Municipal Income Fund - C-Class	1.55%	11/30/12	02/01/16
Municipal Income Fund - Institutional Class	0.55%	11/30/12	02/01/16

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2015, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Fund Total
High Yield Fund	$205,368	$207,619	$81,112	$60,245	$554,344
Investment Grade Bond Fund	165,867	234,110	184,543	68,099	652,619
Limited Duration Fund*	—	—	147,314	110,543	257,857
Municipal Income Fund	192,257	236,488	242,273	119,693	790,711

*	Since the commencement of operations: December 16, 2013

For the period ended March 31, 2015, no amounts were recouped by GI.

For the period ended March 31, 2015, GFD retained sales charges of $14,877 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ investments at March 31, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
High Yield Fund	$8,631,814	$147,966,186	$205,802	$6,352,671	$163,156,473
Investment Grade Bond Fund	5,733,984	143,808,004	133,786	6,481,470	156,157,244
Limited Duration Fund	12,598,449	155,228,944	—	2,229,711	170,057,104
Municipal Income Fund	2,743,185	59,507,768	—	—	62,250,953

Liabilities
Investment Grade Bond Fund	$—	$173,635	$—	$—	$173,635

*	Other financial instruments may include forward foreign currency exchange contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Funds’ fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within level 3 of the fair value hierarchy:

Fund	Category and Subcategory	Ending Balance at 03/31/15	Valuation Technique	Unobservable Inputs
	Investments, at value
High Yield Fund	Senior Floating Rate Interests	$4,605,401	Model Priced	Purchase Price
	Corporate Bonds	1,181,066	Model Priced	Purchase Price
		549,720	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Total Corporate Bonds	1,730,786
	Preferred Stocks	16,484	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Investment Grade Bond Fund	Asset-Backed Securities	1,961,473	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Corporate Bonds	1,829,805	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Preferred Stocks	1,806,520	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Mortgage-Backed Securities	883,672	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Limited Duration Fund	Asset-Backed Securities	2,229,711	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognized transfers between the levels as of the beginning of the period. As of March 31, 2015, the Fund had transfers in/out of Level 3 due to changes in securities valuation method. The High Yield Fund also had transfers between Level 1 and Level 2 due to utilizing international fair value pricing during the period. See the table below for changes to and from Level 2 and Level 3. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2015:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Corporate Bonds	Preferred Stocks	Total
High Yield Fund
Assets:
Beginning Balance	$1,762,119	$1,787,125	$—	$3,549,244
Purchases	792,161	10,973	—	803,134
Sales	(27,826)	(6,250)	—	(34,076)
Total realized gains or losses included in earnings	—	—	—	—
Total change in unrealized gains or losses included in earnings	(442,963)	(61,062)	(883)	(504,908)
Transfers in Level 3	2,805,893	—	17,367	2,823,260
Transfers out of Level 3	(283,983)	—	—	(283,983)
Ending Balance	$4,605,401	$1,730,786	$16,484	$6,352,671

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

	Asset-Backed Securities	Mortgage- Backed Securities	Corporate Bonds	Preferred Stocks	Total
Investment Grade Bond Fund
Assets:
Beginning Balance	$—	$473,556	$2,255,460	$2,142,060	$4,871,076
Purchases	1,974,283	—	1,209,700	—	3,183,983
Sales	(16,713)	(4,461)	(319,600)	—	(340,774)
Total realized gains or losses included in earnings	—	—	7,500	—	7,500
Total change in unrealized gains or losses included in earnings	3,903	69,466	(84,805)	(335,540)	(346,976)
Transfers in Level 3	—	345,111	—	—	345,111
Transfers out of Level 3	—	—	(1,238,450)	—	(1,238,450)
Ending Balance	$1,961,473	$883,672	$1,829,805	$1,806,520	$6,481,470

	Asset-Backed Securities	Total
Limited Duration Fund
Assets:
Beginning Balance	$888,202	$888,202
Purchases	1,461,425	1,461,425
Sales	(122,986)	(122,986)
Total realized gains or losses included in earnings	—	—
Total change in unrealized gains or losses included in earnings	3,070	3,070
Transfers in Level 3	—	—
Transfers out of Level 3	—	—
Ending Balance	$2,229,711	$2,229,711

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The following Funds utilized derivatives for the following purposes:

Fund	Hedge	Duration
High Yield Fund	x	—
Investment Grade Bond Fund	x	x

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a quarterly basis.

Approximate percentage of Fund’s Net Assets on a quarterly basis
Fund	Long
High Yield Fund	10%
Investment Grade Bond Fund	—*

*	Less than 5%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate contracts	Unrealized appreciation on forward foreign currency exchange contracts	Options written, at value
Unrealized appreciation on swap agreements
Investments in unaffiliated issuers, at value

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2015:

Asset Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
High Yield Fund	$205,802	$—	$—	$—	$205,802
Investment Grade Bond Fund	11,026	122,760	—	283,035	416,821

Liability Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
Investment Grade Bond Fund	$—	$—	$173,635	$—	$173,635

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the period ended March 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Interest Rate contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on options purchased
Net change in unrealized appreciation (deprecation) on options written
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Forward Foreign Currency Exchange Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
High Yield Fund	$1,625,653	$—	$—	$—	$1,625,653
Investment Grade Bond Fund	73,194	892,432	—	—	965,626

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Forward Foreign Currency Exchange Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
High Yield Fund	$(266,505)	$—	$—	$—	$(266,505)
Investment Grade Bond Fund	11,026	(432,905)	(23,030)	(38,640)	(483,549)

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
High Yield Fund	$167,714,264	$2,414,630	$(7,178,223)	$(4,763,593)
Investment Grade Bond Fund	156,087,842	4,155,860	(4,220,244)	(64,384)
Limited Duration Fund	170,437,384	898,150	(1,278,430)	(380,280)
Municipal Income Fund	59,468,636	2,854,475	(72,158)	2,782,317

7. Securities Transactions

For the period ended March 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
High Yield Fund	$72,081,176	$47,830,799
Investment Grade Bond Fund	51,053,834	26,428,264
Limited Duration Fund	69,507,153	12,448,036
Municipal Income Fund	36,400,694	26,899,318

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

8. Options Written

Information as to options written by the Funds during the period ended March 31, 2015, and options outstanding at period end is provided below:

Written Call Options

Investment Grade Bond Fund
	Number of Contracts	Premium Amount
Balance at September 30, 2014	—	$—
Options Written	1,984	150,605
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	—	—
Balance at March 31, 2015	1,984	$150,605

9. Line of Credit

The Trust, with the exception of Alpha Opportunity Fund and Capital Stewardship Fund, secured a committed, $625,000,000 line of credit from Citibank, N.A., good through October 9, 2015, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1.0%, and the Fed Funds rate, plus 0.50%. The Trust did not have any borrowings under this agreement as of and for the period-ended March 31, 2015. The Trust also pays a commitment fee at an annualized rate of 0.07% of the average daily amount of their unused commitment amount.

10. Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2015. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2015 were as follows:

Borrower	Maturity Date	Face Amount	Value
High Yield Fund
Signode Industrial Group US, Inc.	05/01/19	$1,800,000	$183,317
Phillips-Medsize Corp.	06/16/19	1,100,000	110,294
Advantage Sales & Marketing, Inc.	07/21/19	1,100,000	122,516
McGraw-Hill Global Education Holdings LLC	03/22/18	1,000,000	80,796
Acosta, Inc.	09/26/19	1,000,000	—
Wencor Group	06/19/19	950,000	93,895
Pro Mach Group, Inc.	10/22/19	900,000	98,916
BBB Industries, LLC	10/17/19	878,571	112,564
SS&C Technologies, Inc.	02/27/16	700,000	—
Eyemart Express	12/18/19	600,000	68,708
Hillman Group, Inc.	06/13/19	585,714	54,670
Learning Care Group (US), Inc.	05/05/21	500,000	—
Rite Aid Corp.	08/10/15	300,000	—
Valeant Pharmaceuticals International, Inc.	03/11/22	151,807	—
		$11,566,092	$925,676

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

11. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Limited Duration Fund	Jefferies & Company, Inc.
	2.43% - 3.18%			Nomad CLO Ltd.
	Due 04/05/15			0.00%
	-05/07/15	$7,339,000	$7,358,061	01/15/25	$4,467,500	$3,797,375
				Mc Funding 2006-1
				0.00%
				12/20/20	3,673,009	1,259,658
				Puerto Rico Commonwealth Aqueduct & Sewer Authority
				6.00%
				07/01/38	1,533,000	1,065,496
				Atlas Senior Loan Fund Ltd.
				0.00%
				01/30/24	1,265,823	1,008,217
				Government Development Bank for Puerto Rico
				5.00%
				08/01/23	1,017,250	532,001
				ARES CLO Ltd.
				0.00%
				11/25/20	625,000	250,000
				Commonwealth of Puerto Rico
				5.50%
				07/01/18	315,000	300,831
				Structured Asset Investment Loan Trust
				0.94%
				08/25/35	280,000	193,042

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

12. Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2015, the following Funds entered into reverse repurchase agreements as follows:

Fund	Number of Days outstanding	Balance at March 31, 2015	Average balance outstanding	Average interest rate
High Yield Fund	182	$20,355,264	$8,945,461	0.50%
Investment Grade Bond Fund	182	14,195,563	7,380,241	0.27%
Limited Duration Fund	182	14,438,576	7,593,889	0.67%

13. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Transactions during the period ended March 31, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 09/30/14	Additions	Reductions	Value 03/31/15	Shares 03/31/15	Investment Income	Realized Gain (Loss)	Capital Gain Distributions
Investment Grade Bond Fund
Guggenheim Strategy Fund I	$—	$2,000,676	$—	$2,002,284	80,413	$811	$—	$—

Limited Duration Fund
Guggenheim Strategy Fund I	—	3,001,014	—	3,003,426	120,620	1,217	—	—

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

14. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:

Fund	Restricted Securities	Acquisition Date	Cost	Value
High Yield Fund	Pacific Premier Bancorp, Inc.
	5.75% due 09/03/24	08/25/14	$1,250,000	$1,287,500
	Odebrecht Offshore Drilling Finance Ltd.
	6.62% due 10/01/22	02/21/14	669,225	508,190
	American Seafoods Group LLC / American Seafoods Finance, Inc.
	10.75% due 05/15/16	07/31/14	497,746	468,750
	Nathan's Famous, Inc.
	10.00% due 03/15/20	02/27/15	252,624	262,500
	R&R Ice Cream plc
	8.25% due 05/15/20	06/19/14	187,926	149,690
	IronGate Energy Services LLC
	11.00% due 07/01/18	07/10/13	113,454	79,200
			2,970,975	2,755,830

Investment Grade Bond Fund	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	200,000	205,000
	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	150,000	151,434
			350,000	356,434

Limited Duration Fund	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	500,000	504,780

15. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
High Yield Fund	Forward foreign currency exchange contracts	$205,802	$—	$205,802	$—	$—	$205,802
Investment Grade Bond Fund	Forward foreign currency exchange contracts	11,026	—	11,026	—	—	11,026

[1]	Centrally cleared swaps are excluded from these reported amounts.

16. Subsequent Event

P-Class Shares to be Offered

Effective following the close of business on April 30, 2015, or such later date as may be determined appropriate by management, High Yield Fund, Investment Grade Bond Fund, Limited Duration Fund and Municipal Income Fund (collectively, the “Funds”), each of which is a separate series of Guggenheim Funds Trust, will offer P-Class shares.

P-Class shares of the Funds are offered primarily through broker/dealers and other financial intermediaries with which Guggenheim Funds Distributors, LLC has an agreement for the use of P-Class shares of the Funds in investment products, programs or accounts. P-Class shares do not have a minimum initial investment amount, subsequent investment amount or a minimum account balance. The Funds reserves the right to modify their minimum investment amount and account balance requirements at any time, with or without prior notice to you.

Shareholders who currently have accounts held directly at Guggenheim Investments will not be permitted to purchase P-Class shares.

For more information, or to request copies of the Fund’s prospectuses, call Client Services at 800.820.0888 or visiting guggenheiminvestments.com.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In each Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEES
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Associate, Guggenheim Investments (2012-present). Former: J.D., University of Kansas School of Law (2009-2012).

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Alison Santay (1974)	AML Officer	Since 2013
Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

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3.31.2015

Guggenheim Funds Semi-Annual Report

Fundamental Alpha
Guggenheim Mid Cap Value Fund

MCV-SEMI-0315x0915	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
MID CAP VALUE FUND	8
NOTES TO FINANCIAL STATEMENTS	19
OTHER INFORMATION	26
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	27
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	35

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

  March 31, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semiannual shareholder report for one of our Funds for the six-month period ended March 31, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2015

The U.S. continued to enjoy a self-sustaining economic expansion for the six-month period ended March 31, 2015, although winter weather was likely to distort first-quarter economic data. In addition, U.S. companies scaled back hiring in the last month of the period, adding to evidence that the domestic economy has lost some momentum since the turn of the year. The March increase in payrolls was the smallest since December 2013 and broke a 12-month run of gains above 200,000.

Despite this short-term dislocation, the economy remains on track. Indeed, many other labor market indicators, such as initial jobless claims and the job openings rate, suggest that the U.S. labor market remains quite strong, supporting the conclusion that March’s payroll report was just a temporary blip, similar to the one witnessed last winter. As soon as temporary seasonal factors have dissipated, economic data is likely to bounce back. The labor market has improved over the past year, as subdued mortgage rates and tight housing inventory continue to point to fairly stable appreciation in the housing market, which is key to the ongoing recovery. Consumers are also being helped by lower fuel prices, which are acting as a tax cut for U.S. consumers, freeing up discretionary spending in other areas and acting as a support for consumption.

In Europe, economic data has been surprisingly good and should continue along that path on the back of the European Central Bank’s program of quantitative easing and depreciation of the euro. Japan’s economy remains weak and, without more structural reform, continued monetary accommodation could lead to stagflation. China’s policymakers appear likely to continue the supply of credit and do whatever else is necessary to maintain growth there at an acceptable pace for the near term.

Given weakness overseas and the effect of a stronger U.S. dollar on international earnings, some stocks could face a more challenging environment in the near term, but our research shows that equity markets tend to perform quite well in the periods leading up to a U.S. Federal Reserve (the “Fed”) rate increase. The yield on the 10-year Treasury note declined in January by more than 50 basis points before rebounding in February, echoing the pattern since 2009—Treasury yields decline and a sell-off ensues, driving rates higher. Then conditions stabilize, and rates test their previous lows. Liquidity from foreign central banks and comparatively attractive U.S. yields continue to push global investors to U.S. Treasuries, which should hold down U.S. interest rates in the near term.

Against this backdrop, the U.S. central bank feels pressure to raise its key rate above zero, but insists the decision will be data-dependent and not occur prematurely. With a secular inflation increase unlikely in the near term, slack in the economy, and disinflation being imported from abroad, the Fed may not hike until later in the year. The Fed for now appears to be focused on wage growth, which is

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2015

key for sustaining the expansion but also an indicator of inflationary pressure. The lack of sustained wage growth has been a topic that has confounded the Fed lately. Given the strengthening employment numbers and the apparent reduction in labor market slack, wages should start to increase more steadily across the board. This is one of the most important data points at the moment for the Fed.
The underlying U.S. economy remains strong and investors should avoid being panicked by seasonal setbacks. Indeed, considering the strength of the economy and the wave of liquidity emanating from various central banks around the world, the general investment environment should remain attractive.

For the six months ended March 31, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.93%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.13%. The return of the MSCI Emerging Markets Index* was -2.37%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.43% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.49%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2014 and ending March 31, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Mid Cap Value Fund
A-Class	1.40%	3.82%	$1,000.00	$1,038.20	$7.11
B-Class	2.35%	3.34%	1,000.00	1,033.40	11.91
C-Class	2.08%	3.48%	1,000.00	1,034.80	10.55

Table 2. Based on hypothetical 5% return (before expenses)
Mid Cap Value Fund
A-Class	1.40%	5.00%	$1,000.00	$1,017.95	$7.04
B-Class	2.35%	5.00%	1,000.00	1,013.21	11.80
C-Class	2.08%	5.00%	1,000.00	1,014.56	10.45

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2014 to March 31, 2015.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2015

MID CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
A-Class	May 1, 1997
B-Class	May 1, 1997
C-Class	January 29, 1999

Ten Largest Holdings (% of Total Net Assets)
Hanover Insurance Group, Inc.	3.0%
Zions Bancorporation	2.8%
Computer Sciences Corp.	2.3%
Covanta Holding Corp.	2.2%
Orbital ATK, Inc.	2.2%
Alleghany Corp.	2.1%
Reinsurance Group of America, Inc. — Class A	2.0%
IXYS Corp.	2.0%
DigitalGlobe, Inc.	1.9%
Sonoco Products Co.	1.9%
Top Ten Total	22.4%

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
MID CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 97.0%

FINANCIAL - 30.2%
Hanover Insurance Group, Inc.	371,360	$26,953,308
Zions Bancorporation	942,540	25,448,580
Alleghany Corp.*	39,260	19,119,620
Reinsurance Group of America, Inc. — Class A	194,404	18,116,508
FirstMerit Corp.	824,220	15,709,633
American Financial Group, Inc.	222,810	14,293,262
Popular, Inc.*	406,960	13,995,355
Endurance Specialty Holdings Ltd.	176,890	10,815,055
Assured Guaranty Ltd.	406,190	10,719,354
Kilroy Realty Corp.	129,250	9,844,973
Sun Communities, Inc.	145,670	9,719,102
Wintrust Financial Corp.	201,310	9,598,461
Camden Property Trust	117,210	9,157,617
CubeSmart	377,880	9,125,802
Apartment Investment & Management Co. — Class A	230,980	9,091,373
NorthStar Realty Finance Corp.	472,160	8,555,539
Jones Lang LaSalle, Inc.	45,910	7,823,064
Symetra Financial Corp.	300,050	7,039,173
Trustmark Corp.	262,400	6,371,072
Alexandria Real Estate Equities, Inc.	50,890	4,989,256
Ocwen Financial Corp.*	598,340	4,936,305
Home Loan Servicing Solutions Ltd.	275,091	4,550,005
BioMed Realty Trust, Inc.	200,740	4,548,768
OFG Bancorp	223,120	3,641,318
Fulton Financial Corp.	284,752	3,513,840
UDR, Inc.	72,900	2,480,787
Chatham Lodging Trust	68,020	2,000,468
Total Financial		272,157,598

CONSUMER, NON-CYCLICAL - 16.8%
MEDNAX, Inc.*	232,492	16,857,995
Hormel Foods Corp.	256,730	14,595,100
Bunge Ltd.	172,180	14,180,745
HealthSouth Corp.	305,020	13,530,687
Kindred Healthcare, Inc.	552,866	13,152,682
Navigant Consulting, Inc.*	857,822	11,117,373
Hologic, Inc.*	268,441	8,865,264
ICF International, Inc.*	214,910	8,779,074
Quanta Services, Inc.*	302,590	8,632,893
Darling Ingredients, Inc.*	456,071	6,389,555
DeVry Education Group, Inc.	188,220	6,279,019
Apollo Education Group, Inc. — Class A*	312,880	5,919,690
Globus Medical, Inc. — Class A*	229,530	5,793,337
Emergent Biosolutions, Inc.*	193,565	5,566,929
Ingredion, Inc.	69,950	5,443,509
IPC Healthcare, Inc.*	48,450	2,259,708
Grand Canyon Education, Inc.*	47,820	2,070,606
Aegerion Pharmaceuticals, Inc.*	78,265	2,048,195
Total Consumer, Non-cyclical		151,482,361

INDUSTRIAL - 14.3%
Covanta Holding Corp.	884,100	19,830,363
Orbital ATK, Inc.	256,412	19,648,852
Sonoco Products Co.	376,550	17,117,963
FLIR Systems, Inc.	464,090	14,516,735
Owens-Illinois, Inc.*	616,450	14,375,614
Rock-Tenn Co. — Class A	175,790	11,338,455
Gentex Corp.	539,660	9,875,778
Oshkosh Corp.	187,855	9,165,445
Aegion Corp. — Class A*	241,951	4,367,216
Huntington Ingalls Industries, Inc.	28,276	3,962,881
UTI Worldwide, Inc.*	220,850	2,716,455

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MID CAP VALUE FUND

	Shares	Value

Kirby Corp.*	33,450	$2,510,423
Total Industrial		129,426,180

TECHNOLOGY - 9.4%
Computer Sciences Corp.	314,350	20,520,767
IXYS Corp.	1,446,569	17,821,730
Diebold, Inc.	392,940	13,933,653
Maxwell Technologies, Inc.*	1,330,391	10,722,951
Cree, Inc.*	134,490	4,773,050
KEYW Holding Corp.*	454,620	3,741,523
IPG Photonics Corp.*	36,180	3,353,886
IGATE Corp.*	67,020	2,859,073
ManTech International Corp. — Class A	81,750	2,774,595
Stratasys Ltd.*	42,150	2,224,677
Teradyne, Inc.	113,890	2,146,827
Total Technology		84,872,732

CONSUMER, CYCLICAL - 8.3%
Visteon Corp.*	109,960	10,600,144
Chico’s FAS, Inc.	533,190	9,432,131
Ryland Group, Inc.	168,410	8,208,303
Brown Shoe Company, Inc.	235,925	7,738,340
WESCO International, Inc.*	90,997	6,359,780
DR Horton, Inc.	198,120	5,642,458
Dolby Laboratories, Inc. — Class A	145,418	5,549,151
Iconix Brand Group, Inc.*	142,937	4,812,689
United Stationers, Inc.	104,032	4,264,272
Wendy’s Co.	385,480	4,201,732
Steven Madden Ltd.*	96,780	3,677,640
Ascena Retail Group, Inc.*	193,420	2,806,524
Abercrombie & Fitch Co. — Class A	65,950	1,453,538
Total Consumer, Cyclical		74,746,702

UTILITIES - 7.8%
Pinnacle West Capital Corp.	238,000	15,172,500
AGL Resources, Inc.	228,540	11,347,011
Ameren Corp.	258,641	10,914,650
Westar Energy, Inc.	236,910	9,182,632
Great Plains Energy, Inc.	305,307	8,145,591
Black Hills Corp.	132,143	6,665,293
Avista Corp.	152,550	5,214,159
Portland General Electric Co.	61,548	2,282,815
EnerNOC, Inc.*	146,740	1,672,836
Total Utilities		70,597,487

COMMUNICATIONS - 4.8%
DigitalGlobe, Inc.*	512,877	17,473,720
Scholastic Corp.	257,480	10,541,231
Finisar Corp.*	470,560	10,041,750
Liquidity Services, Inc.*	301,910	2,982,871
NETGEAR, Inc.*	60,260	1,981,349
Total Communications		43,020,921

ENERGY - 3.1%
Sanchez Energy Corp.*	546,800	7,113,868
Whiting Petroleum Corp.*	192,072	5,935,025
Superior Energy Services, Inc.	240,366	5,369,776
Patterson-UTI Energy, Inc.	282,920	5,311,823
Oasis Petroleum, Inc.*	241,830	3,438,823
Resolute Energy Corp.*	1,136,190	640,129
Total Energy		27,809,444

BASIC MATERIALS - 2.3%
Landec Corp.*	588,073	8,203,619
Olin Corp.	255,920	8,199,677
Intrepid Potash, Inc.*	398,619	4,604,049
Total Basic Materials		21,007,345

Total Common Stocks
(Cost $747,693,598)		875,120,770

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,1,2	858,334	2,506
Total Convertible Preferred Stocks
(Cost $819,654)		2,506

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
MID CAP VALUE FUND

	Shares	Value

SHORT TERM INVESTMENTS† - 3.1%
Dreyfus Treasury Prime Cash Management Fund 0.00%	28,120,012	$28,120,012
Total Short Term Investments
(Cost $28,120,012)		28,120,012

Total Investments - 100.1%
(Cost $776,633,264)		$903,243,288
Other Assets & Liabilities, net - (0.1)%		(932,061)
Total Net Assets - 100.0%		$902,311,227

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1
PIPE (Private Investment in Public Equity) - Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

2	Illiquid security.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MID CAP VALUE FUND

March 31, 2015

Assets:
Investments, at value (cost $776,633,264)	$903,243,288
Prepaid expenses	106,923
Receivables:
Securities sold	5,082,359
Dividends	1,126,303
Fund shares sold	442,264
Foreign taxes reclaim	13,049
Cash	9,998
Total assets	910,024,184

Liabilities:
Payable for:
Securities purchased	4,080,673
Fund shares redeemed	1,903,745
Management fees	707,101
Distribution and service fees	338,065
Fund accounting/administration fees	84,186
Transfer agent/maintenance fees	64,460
Trustees’ fees*	4,945
Miscellaneous	529,782
Total liabilities	7,712,957
Net assets	$902,311,227

Net assets consist of:
Paid in capital	$684,822,567
Undistributed net investment income	995,573
Accumulated net realized gain on investments	89,883,063
Net unrealized appreciation on investments	126,610,024
Net assets	$902,311,227

A-Class:
Net assets	$721,064,091
Capital shares outstanding	20,966,958
Net asset value per share	$34.39
Maximum offering price per share (Net asset value divided by 95.25%)	$36.10

B-Class:
Net assets	$9,644,327
Capital shares outstanding	369,544
Net asset value per share	$26.10

C-Class:
Net assets	$171,602,809
Capital shares outstanding	6,251,316
Net asset value per share	$27.45

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
MID CAP VALUE FUND

Period Ended March 31, 2015

Investment Income:
Dividends (net of foreign withholding tax of $8,203)	$10,703,436
Interest	10,319
Total investment income	10,713,755

Expenses:
Management fees	4,592,058
Transfer agent/maintenance fees:
A-Class	914,500
B-Class	21,791
C-Class	109,811
Distribution and service fees:
A-Class	1,206,368
B-Class	55,762
C-Class	909,112
Fund accounting/administration fees	550,075
Trustees’ fees*	57,437
Line of credit fees	42,973
Custodian fees	20,685
Tax expense	52
Miscellaneous	310,691
Total expenses	8,791,315
Net investment income	1,922,440

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$102,487,933
Net realized gain	102,487,933
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(62,971,955)
Investments in affiliated issuers	589,738
Net change in unrealized appreciation (depreciation)	(62,382,217)
Net realized and unrealized gain	40,105,716
Net increase in net assets resulting from operations	$42,028,156

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

STATEMENTS OF CHANGES IN NET ASSETS
MID CAP VALUE FUND

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,922,440	$(674,993)
Net realized gain on investments	102,487,933	183,049,385
Net change in unrealized appreciation (depreciation) on investments	(62,382,217)	(112,657,063)
Net increase in net assets resulting from operations	42,028,156	69,717,329

Distributions to shareholders from:
Net realized gains
A-Class	(123,882,978)	(66,154,623)
B-Class	(1,863,094)	(1,531,403)
C-Class	(28,169,528)	(16,551,729)
Total distributions to shareholders	(153,915,600)	(84,237,755)

Capital share transactions:
Proceeds from sale of shares
A-Class	71,630,329	212,574,766
B-Class	59,102	89,153
C-Class	7,683,602	26,075,051
Distributions reinvested
A-Class	114,025,165	60,093,834
B-Class	1,753,261	1,462,878
C-Class	24,118,770	12,947,243
Cost of shares redeemed
A-Class	(393,548,200)	(285,246,325)
B-Class	(3,471,935)	(8,904,634)
C-Class	(31,056,153)	(60,608,402)
Net decrease from capital share transactions	(208,806,059)	(41,516,436)
Net decrease in net assets	(320,693,503)	(56,036,862)

Net assets:
Beginning of period	1,223,004,730	1,279,041,592
End of period	$902,311,227	$1,223,004,730
Undistributed net investment income/(Accumulated net investment loss) at end of period	$995,573	$(926,867)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MID CAP VALUE FUND

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Capital share activity:
Shares sold
A-Class	2,046,809	5,437,655
B-Class	2,300	2,867
C-Class	277,696	808,772
Shares issued from reinvestment of distributions
A-Class	3,380,581	1,617,164
B-Class	68,273	49,371
C-Class	893,950	419,548
Shares redeemed
A-Class	(11,420,532)	(7,320,216)
B-Class	(131,402)	(286,983)
C-Class	(1,116,402)	(1,870,843)
Net decrease in shares	(5,998,727)	(1,142,665)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

FINANCIAL HIGHLIGHTS
MID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012	Year Ended Sept. 30, 2011	Year Ended Sept. 30, 2010
Per Share Data
Net asset value, beginning of period	$37.73	$38.15	$33.05	$27.13	$29.55	$26.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.03	.04	(.07)	(.03)	.11
Net gain (loss) on investments (realized and unrealized)	1.27	2.04	8.59	6.54	(2.31)	2.90
Total from investment operations	1.35	2.07	8.63	6.47	(2.34)	3.01
Less distributions from:
Net investment income	—	—	—	—	(.08)	(.04)
Net realized gains	(4.69)	(2.49)	(3.53)	(.55)	—	—
Total distributions	(4.69)	(2.49)	(3.53)	(.55)	(.08)	(.04)
Net asset value, end of period	$34.39	$37.73	$38.15	$33.05	$27.13	$29.55

Total Return[c]	3.82%	5.52%	28.93%	24.13%	(7.98%)	11.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$721,064	$1,017,208	$1,038,762	$903,221	$973,467	$1,056,655
Ratios to average net assets:
Net investment income (loss)	0.45%	0.08%	0.11%	(0.22%)	(0.10%)	0.38%
Total expenses[d]	1.40%	1.39%	1.39%	1.46%	1.32%	1.37%
Portfolio turnover rate	49%	35%	23%	19%	28%	23%

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
MID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

B-Class	Period Ended March 31, 2015[a]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012	Year Ended Sept. 30, 2011	Year Ended Sept. 30, 2010
Per Share Data
Net asset value, beginning of period	$29.87	$30.95	$27.66	$22.99	$25.17	$22.78
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	(.25)	(.19)	(.29)	(.24)	(.09)
Net gain (loss) on investments (realized and unrealized)	.99	1.66	7.01	5.51	(1.94)	2.48
Total from investment operations	.92	1.41	6.82	5.22	(2.18)	2.39
Less distributions from:
Net realized gains	(4.69)	(2.49)	(3.53)	(.55)	—	—
Total distributions	(4.69)	(2.49)	(3.53)	(.55)	—	—
Net asset value, end of period	$26.10	$29.87	$30.95	$27.66	$22.99	$25.17

Total Return[c]	3.34%	4.62%	27.93%	23.02%	(8.66%)	10.49%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$9,644	$12,854	$20,584	$23,747	$27,960	$42,321
Ratios to average net assets:
Net investment income (loss)	(0.51%)	(0.80%)	(0.67%)	(1.09%)	(0.86%)	(0.40%)
Total expenses[d]	2.35%	2.23%	2.16%	2.33%	2.07%	2.12%
Portfolio turnover rate	49%	35%	23%	19%	28%	23%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

FINANCIAL HIGHLIGHTS (concluded)
MID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2015[a]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012	Year Ended Sept. 30, 2011	Year Ended Sept. 30, 2010
Per Share Data
Net asset value, beginning of period	$31.14	$32.13	$28.57	$23.68	$25.93	$23.47
Income (loss) from investment operations:
Net investment income (loss)[b]	(.03)	(.21)	(.18)	(.25)	(.24)	(.09)
Net gain (loss) on investments (realized and unrealized)	1.03	1.71	7.27	5.69	(2.01)	2.55
Total from investment operations	1.00	1.50	7.09	5.44	(2.25)	2.46
Less distributions from:
Net realized gains	(4.69)	(2.49)	(3.53)	(.55)	—	—
Total distributions	(4.69)	(2.49)	(3.53)	(.55)	—	—
Net asset value, end of period	$27.45	$31.14	$32.13	$28.57	$23.68	$25.93

Total Return[c]	3.48%	4.74%	27.98%	23.28%	(8.68%)	10.48%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$171,603	$192,942	$219,695	$191,249	$188,745	$193,986
Ratios to average net assets:
Net investment income (loss)	(0.22%)	(0.65%)	(0.62%)	(0.92%)	(0.85%)	(0.37%)
Total expenses[d]	2.08%	2.12%	2.12%	2.17%	2.07%	2.12%
Portfolio turnover rate	49%	35%	23%	19%	28%	23%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Prior to February 22, 2011, the maximum sales charge was 5.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC. At March 31, 2015, the Trust consisted of eighteen funds (the “Funds”).

This report covers the Mid Cap Value Fund (the “Fund”) while the other funds are in separate reports. Only A-Class, B-Class and C-Class shares had been issued by the Fund.

The Fund was previously a series (the “Predecessor Fund”) of Security Equity Fund, a different registered open-end investment company, which was organized as a Kansas corporation. In January 2014, at a special meeting of shareholders, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Fund, a corresponding “shell” series of the Trust. The Fund succeeded to the accounting and performance history of the Predecessor Fund. Any such historical information provided for the Fund that relates to periods prior to January 28, 2014, therefore, is that of the Predecessor Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

E. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2015, there were no earnings credits received.

F. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

G. Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Mid Cap Value Fund	$778,137,233	$173,060,235	$(47,954,180)	$125,106,055

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at 1.00% of the average daily net assets of $200 million or less and 0.75% of the average daily net assets of the Fund in excess of $200 million.

RFS is paid the following for providing transfer agent services to the Fund. Transfer agent fees are assessed to the applicable class of the Fund.

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives 0.095% of the average daily net assets of the Fund. The minimum annual charge for accounting/administrative fees is $25,000.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund has adopted Distribution Plans related to the offering of A-Class, B-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class shares and 1.00% of the average daily net assets of the Fund’s B-Class and C-Class shares.

For the period ended March 31, 2015, GFD retained sales charges of $ relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Mid Cap Value Fund	$903,240,782	$—	$2,506	$903,243,288

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

For the period ended March 31, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Securities Transactions

For the period ended March 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Mid Cap Value Fund	$553,455,434	$913,349,567

6. Line of Credit

The Trust, with the exception of Alpha Opportunity Fund and Capital Stewardship Fund, secured a committed, $625,000,000 line of credit from Citibank, N.A., good through October 9, 2015, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1.0%, and the Fed Funds rate, plus 0.50%. The Trust did not have any borrowings under this agreement as of and for the period-ended March 31, 2015. The Trust also pays a commitment fee at an annualized rate of 0.07% of the average daily amount of their unused commitment amount.

7. Other Liabilities

The Fund wrote put option contracts through Lehman Brothers Inc., (“LBI”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 31, 2015.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability on its books equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded by the Fund as of March 31, 2015, was $473,594.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In each Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Associate, Guggenheim Investments (2012-present). Former: J.D., University of Kansas School of Law (2009-2012).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Alison Santay (1974)	AML Officer	Since 2013
Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

3.31.2015

Guggenheim Funds Semi-Annual Report

Fundamental Alpha
Guggenheim Mid Cap Value Institutional Fund

MCVI-SEMI-0315x0915	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
MID CAP VALUE INSTITUTIONAL FUND	8
NOTES TO FINANCIAL STATEMENTS	16
OTHER INFORMATION	24
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	25
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	33

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

  March 31, 2015

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one of our Funds (the “Fund”) for the six-month period ended March 31, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2015

The U.S. continued to enjoy a self-sustaining economic expansion for the six-month period ended March 31, 2015, although winter weather was likely to distort first-quarter economic data. In addition, U.S. companies scaled back hiring in the last month of the period, adding to evidence that the domestic economy has lost some momentum since the turn of the year. The March increase in payrolls was the smallest since December 2013 and broke a 12-month run of gains above 200,000.

Despite this short-term dislocation, the economy remains on track. Indeed, many other labor market indicators, such as initial jobless claims and the job openings rate, suggest that the U.S. labor market remains quite strong, supporting the conclusion that March’s payroll report was just a temporary blip, similar to the one witnessed last winter. As soon as temporary seasonal factors have dissipated, economic data is likely to bounce back. The labor market has improved over the past year, as subdued mortgage rates and tight housing inventory continue to point to fairly stable appreciation in the housing market, which is key to the ongoing recovery. Consumers are also being helped by lower fuel prices, which are acting as a tax cut for U.S. consumers, freeing up discretionary spending in other areas and acting as a support for consumption.

In Europe, economic data has been surprisingly good and should continue along that path on the back of the European Central Bank’s program of quantitative easing and depreciation of the euro. Japan’s economy remains weak and, without more structural reform, continued monetary accommodation could lead to stagflation. China’s policymakers appear likely to continue the supply of credit and do whatever else is necessary to maintain growth there at an acceptable pace for the near term.

Given weakness overseas and the effect of a stronger U.S. dollar on international earnings, some stocks could face a more challenging environment in the near term, but our research shows that equity markets tend to perform quite well in the periods leading up to a U.S. Federal Reserve (the “Fed”) rate increase. The yield on the 10-year Treasury note declined in January by more than 50 basis points before rebounding in February, echoing the pattern since 2009—Treasury yields decline and a sell-off ensues, driving rates higher. Then conditions stabilize, and rates test their previous lows. Liquidity from foreign central banks and comparatively attractive U.S. yields continue to push global investors to U.S. Treasuries, which should hold down U.S. interest rates in the near term.

Against this backdrop, the U.S. central bank feels pressure to raise its key rate above zero, but insists the decision will be data-dependent and not occur prematurely. With a secular inflation increase unlikely in the near term, slack in the economy, and disinflation being imported from abroad, the Fed may not hike rates until later

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2015

in the year. The Fed for now appears to be focused on wage growth, which is key for sustaining the expansion but also an indicator of inflationary pressure. The lack of sustained wage growth has been a topic that has confounded the Fed lately. Given the strengthening employment numbers and the apparent reduction in labor market slack, wages should start to increase more steadily across the board. This is one of the most important data points at the moment for the Fed.

The underlying U.S. economy remains strong and investors should avoid being panicked by seasonal setbacks. Indeed, considering the strength of the economy and the wave of liquidity emanating from various central banks around the world, the general investment environment should remain attractive.

For the six months ended March 31, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.93%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.13%. The return of the MSCI Emerging Markets Index* was -2.37%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.43% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.49%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2014 and ending March 31, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Mid Cap Value Institutional Fund	1.07%	4.28%	$1,000.00	$1,042.80	$5.45

Table 2. Based on hypothetical 5% return (before expenses)
Mid Cap Value Institutional Fund	1.07%	5.00%	$1,000.00	$1,019.60	$5.39

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]
Expenses are equal to the Fund’s annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2014 to March 31, 2015.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2015

MID CAP VALUE INSTITUTIONAL FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Hanover Insurance Group, Inc.	3.0%
Zions Bancorporation	2.9%
Computer Sciences Corp.	2.3%
Orbital ATK, Inc.	2.2%
Covanta Holding Corp.	2.2%
Alleghany Corp.	2.1%
DigitalGlobe, Inc.	2.0%
Reinsurance Group of America, Inc. — Class A	2.0%
IXYS Corp.	2.0%
Sonoco Products Co.	1.9%
Top Ten Total	22.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

COMMON STOCKS† - 98.0%

FINANCIAL - 30.6%
Hanover Insurance Group, Inc.	227,457	$16,508,828
Zions Bancorporation	583,640	15,758,280
Alleghany Corp.*	24,050	11,712,350
Reinsurance Group of America, Inc. — Class A	117,963	10,992,971
FirstMerit Corp.	515,150	9,818,759
American Financial Group, Inc.	136,020	8,725,683
Popular, Inc.*	250,250	8,606,098
Assured Guaranty Ltd.	252,270	6,657,405
Endurance Specialty Holdings Ltd.	106,200	6,493,068
Sun Communities, Inc.	90,800	6,058,176
Kilroy Realty Corp.	78,470	5,977,061
CubeSmart	245,340	5,924,961
Wintrust Financial Corp.	124,110	5,917,565
Apartment Investment & Management Co. — Class A	148,490	5,844,567
Camden Property Trust	71,800	5,609,734
NorthStar Realty Finance Corp.	298,130	5,402,116
Jones Lang LaSalle, Inc.	27,790	4,735,416
Symetra Financial Corp.	192,094	4,506,525
Trustmark Corp.	164,300	3,989,204
Ocwen Financial Corp.*	394,880	3,257,760
Alexandria Real Estate Equities, Inc.	31,710	3,108,848
BioMed Realty Trust, Inc.	120,820	2,737,781
Home Loan Servicing Solutions Ltd.	146,547	2,423,887
OFG Bancorp	138,639	2,262,588
Fulton Financial Corp.	151,625	1,871,053
Chatham Lodging Trust	47,550	1,398,446
UDR, Inc.	40,880	1,391,146
Total Financial		167,690,276

CONSUMER, NON-CYCLICAL - 16.8%
MEDNAX, Inc.*	135,236	9,805,962
Hormel Foods Corp.	157,360	8,945,915
Bunge Ltd.	104,210	8,582,736
HealthSouth Corp.	191,360	8,488,730
Kindred Healthcare, Inc.	303,672	7,224,357
Navigant Consulting, Inc.*	518,780	6,723,388
Hologic, Inc.*	166,232	5,489,812
Quanta Services, Inc.*	192,350	5,487,746
ICF International, Inc.*	131,445	5,369,528
Apollo Education Group, Inc. — Class A*	207,390	3,923,819
Darling Ingredients, Inc.*	277,582	3,888,924
DeVry Education Group, Inc.	113,883	3,799,137
Globus Medical, Inc. — Class A*	146,910	3,708,008
Ingredion, Inc.	43,910	3,417,076
Emergent Biosolutions, Inc.*	112,957	3,248,643
IPC Healthcare, Inc.*	29,840	1,391,738
Aegerion Pharmaceuticals, Inc.*	50,748	1,328,075
Grand Canyon Education, Inc.*	30,000	1,299,000
Total Consumer, Non-cyclical		92,122,594

INDUSTRIAL - 14.6%
Orbital ATK, Inc.	160,208	12,276,739
Covanta Holding Corp.	536,470	12,033,022
Sonoco Products Co.	232,086	10,550,630
FLIR Systems, Inc.	293,620	9,184,434
Owens-Illinois, Inc.*	391,690	9,134,211
Rock-Tenn Co. — Class A	109,120	7,038,240
Gentex Corp.	322,680	5,905,044
Oshkosh Corp.	106,237	5,183,303
Aegion Corp. — Class A*	157,545	2,843,687
Huntington Ingalls Industries, Inc.	17,654	2,474,208
UTI Worldwide, Inc.*	141,060	1,735,038
Kirby Corp.*	18,020	1,352,401
Total Industrial		79,710,957

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

TECHNOLOGY - 9.4%
Computer Sciences Corp.	194,150	$12,674,111
IXYS Corp.	867,679	10,689,805
Diebold, Inc.	246,000	8,723,160
Maxwell Technologies, Inc.*	785,431	6,330,574
Cree, Inc.*	84,440	2,996,776
KEYW Holding Corp.*	275,670	2,268,764
IPG Photonics Corp.*	20,730	1,921,671
IGATE Corp.*	42,870	1,828,834
ManTech International Corp. — Class A	48,420	1,643,375
Teradyne, Inc.	71,000	1,338,350
Stratasys Ltd.*	23,670	1,249,303
Total Technology		51,664,723

CONSUMER, CYCLICAL - 8.5%
Visteon Corp.*	68,350	6,588,940
Chico’s FAS, Inc.	353,200	6,248,108
Ryland Group, Inc.	105,480	5,141,095
Brown Shoe Company, Inc.	152,378	4,997,998
WESCO International, Inc.*	56,764	3,967,236
Dolby Laboratories, Inc. — Class A	90,292	3,445,543
DR Horton, Inc.	115,300	3,283,744
Wendy’s Co.	249,750	2,722,275
Iconix Brand Group, Inc.*	80,180	2,699,661
United Stationers, Inc.	65,696	2,692,879
Steven Madden Ltd.*	64,643	2,456,434
Ascena Retail Group, Inc.*	119,900	1,739,749
Abercrombie & Fitch Co. — Class A	37,690	830,688
Total Consumer, Cyclical		46,814,350

UTILITIES - 7.8%
Pinnacle West Capital Corp.	146,480	9,338,101
AGL Resources, Inc.	138,680	6,885,462
Ameren Corp.	157,244	6,635,697
Westar Energy, Inc.	154,790	5,999,660
Great Plains Energy, Inc.	176,915	4,720,092
Black Hills Corp.	75,099	3,787,994
Avista Corp.	88,290	3,017,752
Portland General Electric Co.	37,360	1,385,682
EnerNOC, Inc.*	93,180	1,062,252
Total Utilities		42,832,692

COMMUNICATIONS - 4.8%
DigitalGlobe, Inc.*	324,651	11,060,860
Scholastic Corp.	150,480	6,160,651
Finisar Corp.*	277,550	5,922,917
Liquidity Services, Inc.*	167,210	1,652,035
NETGEAR, Inc.*	38,000	1,249,440
Total Communications		26,045,903

ENERGY - 3.1%
Sanchez Energy Corp.*	336,997	4,384,332
Patterson-UTI Energy, Inc.	178,310	3,347,770
Whiting Petroleum Corp.*	108,241	3,344,647
Superior Energy Services, Inc.	149,684	3,343,941
Oasis Petroleum, Inc.*	149,670	2,128,307
Resolute Energy Corp.*	544,250	306,630
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		16,855,628

BASIC MATERIALS - 2.4%
Landec Corp.*	367,820	5,131,089
Olin Corp.	155,074	4,968,571
Intrepid Potash, Inc.*	241,200	2,785,860
Total Basic Materials		12,885,520

Total Common Stocks
(Cost $462,266,790)		536,622,643

CONVERTIBLE PREFERRED STOCKS††† - 0.0%
Thermoenergy Corp.*,2,3	793,750	2,318
Total Convertible Preferred Stocks
(Cost $757,980)		2,318

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

SHORT TERM INVESTMENTS† - 1.8%
Dreyfus Treasury Prime Cash Management Fund 0.00%	10,015,832	$10,015,832
Total Short Term Investments
(Cost $10,015,832)		10,015,832

Total Investments - 99.8%
(Cost $473,040,602)		$546,640,793
Other Assets & Liabilities, net - 0.2%		979,912
Total Net Assets - 100.0%		$547,620,705

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Affiliated issuer — See Note 6.
2
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

3	Illiquid security.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MID CAP VALUE INSTITUTIONAL FUND

March 31, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $473,038,071)	$546,640,792
Investments in affiliated issuers, at value (cost $2,531)	1
Total investments (cost $473,040,602)	546,640,793
Prepaid expenses	36,506
Cash	4,415
Receivables:
Securities sold	3,592,545
Fund shares sold	893,965
Dividends	649,667
Foreign taxes reclaim	10,107
Total assets	551,827,998

Liabilities:
Payable for:
Securities purchased	2,665,846
Fund shares redeemed	1,025,837
Management fees	350,750
Fund accounting/administration fees	44,428
Transfer agent/maintenance fees	35,698
Trustees’ fees*	2,668
Miscellaneous	82,066
Total liabilities	4,207,293
Net assets	$547,620,705

Net assets consist of:
Paid in capital	$460,091,903
Undistributed net investment income	1,851,665
Accumulated net realized gain on investments	12,076,946
Net unrealized appreciation on investments	73,600,191
Net assets	$547,620,705
Capital shares outstanding	47,480,126
Net asset value per share	$11.53

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
MID CAP VALUE INSTITUTIONAL FUND

Period Ended March 31, 2015

Investment Income:
Dividends (net of foreign withholding tax of $17) from unaffiliated issuers	$5,142,532
Interest	23,994
Total investment income	5,166,526

Expenses:
Management fees	2,052,498
Transfer agent/maintenance fees	377,680
Fund accounting/administration fees	259,986
Trustees’ fees*	28,763
Line of credit fees	20,928
Custodian fees	10,086
Tax expense	24
Miscellaneous	165,787
Total expenses	2,915,752
Net investment income	2,250,774

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$26,276,272
Net realized gain	26,276,272
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(7,073,377)
Net change in unrealized appreciation (depreciation)	(7,073,377)
Net realized and unrealized gain	19,202,895
Net increase in net assets resulting from operations	$21,453,669

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

STATEMENTS OF CHANGES IN NET ASSETS
MID CAP VALUE INSTITUTIONAL FUND

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,250,774	$2,551,218
Net realized gain on investments	26,276,272	73,635,732
Net change in unrealized appreciation (depreciation) on investments	(7,073,377)	(43,832,495)
Net increase in net assets resulting from operations	21,453,669	32,354,455

Distributions to shareholders from:
Net investment income	(2,549,762)	(3,106,999)
Net realized gains	(71,890,688)	(35,348,105)
Total distributions to shareholders	(74,440,450)	(38,455,104)

Capital share transactions:
Proceeds from sale of shares	147,904,945	164,229,754
Distributions reinvested	40,920,074	23,335,832
Cost of shares redeemed	(186,318,170)	(154,829,343)
Net increase from capital share transactions	2,506,849	32,736,243
Net increase (decrease) in net assets	(50,479,932)	26,635,594

Net assets:
Beginning of period	598,100,637	571,465,043
End of period	$547,620,705	$598,100,637
Undistributed net investment income at end of period	$1,851,665	$2,150,653

Capital share activity:
Shares sold	12,919,356	12,370,911
Shares issued from reinvestment of distributions	3,627,666	1,834,578
Shares redeemed	(15,351,226)	(11,576,179)
Net increase in shares	1,195,796	2,629,310

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MID CAP VALUE INSTITUTIONAL FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012	Year Ended Sept. 30, 2011	Year Ended Sept. 30, 2010
Per Share Data
Net asset value, beginning of period	$12.92	$13.09	$11.29	$9.97	$11.34	$10.49
Income (loss) from investment operations:
Net investment income (loss)[b]	.05	.06	.06	.03	.04	.08
Net gain (loss) on investments (realized and unrealized)	.47	.65	2.90	2.30	(.87)	1.13
Total from investment operations	.52	.71	2.96	2.33	(.83)	1.21
Less distributions from:
Net investment income	(.07)	(.07)	(.04)	(.04)	(.06)	(.01)
Net realized gains	(1.84)	(.81)	(1.12)	(.97)	(.48)	(.35)
Total distributions	(1.91)	(.88)	(1.16)	(1.01)	(.54)	(.36)
Net asset value, end of period	$11.53	$12.92	$13.09	$11.29	$9.97	$11.34

Total Return[c]	4.28%	5.53%	28.89%	24.96%	(8.05%)	11.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$547,621	$598,101	$571,465	$490,741	$472,266	$514,447
Ratios to average net assets:
Net investment income (loss)	0.82%	0.42%	0.51%	0.30%	0.34%	0.78%
Total expenses[e]	1.07%	1.05%	1.01%	1.01%	0.98%	0.95%
Net expenses	1.07%	1.05%	1.01%	0.98%[d]	0.90%[d]	0.90%[d]
Portfolio turnover rate	42%	41%	24%	33%	38%	20%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges.
[d]	Net expense information reflects the expense ratios after expense waivers abs reimbursements, as applicable.
[e]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Prior to February 22, 2011, the maximum sales charge was 5.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC. At March 31, 2015, the Trust consisted of eighteen funds.

This report covers the Mid Cap Value Institutional Fund (the “Fund”) while the other funds are contained in separate reports.

The Fund was previously a series (“Predecessor Fund”) of Security Equity Fund, a different registered open-end investment company, which was organized as a Kansas corporation. In January 2014, at a special meeting of shareholders, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Fund, a corresponding “shell” series of the Trust. The Fund succeeded to the accounting and performance history of the Predecessor Fund. Any such historical information provided for the Fund that relates to periods prior to January 28, 2014, therefore, is that of the Predecessor Fund.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

D. Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

E. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2015, there were no earnings credits received.

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

F. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At March 31, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Mid Cap Value Institutional Fund	$473,212,866	$102,009,040	$(28,581,113)	$73,427,927

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund.

RFS provides transfer agent services to the Fund for fees calculated at the rates below, which are assessed to the applicable class of the Fund. For these services, RFS receives the following:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives 0.095% of the average daily net assets of the Fund. The minimum annual charge for fund accounting/administrative fees is $25,000.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Mid Cap Value Institutional Fund	$546,638,475	$—	$2,318	$546,640,793

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended March 31, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

5. Securities Transactions

For the period ended March 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Mid Cap Value Institutional Fund	$226,919,642	$285,554,756

6. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended March 31, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 09/30/14	Additions	Reductions	Value 03/31/15	Shares 03/31/15	Investment Income
Mid Cap Value Institutional Fund
Common Stock:
HydroGen Corp.	$1	$—	$—	$1	1,265,700	$—

7. Line of Credit

The Trust, with the exception of Alpha Opportunity Fund and Capital Stewardship Fund, secured a committed, $625,000,000 line of credit from Citibank, N.A., good through October 9, 2015, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1.0%, and the Fed Funds rate, plus 0.50%. The Trust did not have any borrowings under this agreement as of and for the period-ended March 31, 2015. The Trust also pays a commitment fee at an annualized rate of 0.07% of the average daily amount of their unused commitment amount.

8. Other Liabilities

The Fund wrote put option contracts through Lehman Brothers Inc., (“LBI”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 31, 2015.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability on its books equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded by the Fund as of March 31, 2015, was $15,940.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In each Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Associate, Guggenheim Investments (2012-present). Former: J.D., University of Kansas School of Law (2009-2012).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Alison Santay (1974)	AML Officer	Since 2013
Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

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3.31.2015

Guggenheim Funds Semi-Annual Report

Guggenheim Capital Stewardship Fund

CSF-SEMI-0315x0915	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
CAPITAL STEWARDSHIP FUND	7
NOTES TO FINANCIAL STATEMENTS	13
OTHER INFORMATION	17
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	18
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	22

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

  March 31, 2015

Dear Shareholder:

Guggenheim Partners Investment Management (the “Investment Adviser”) and Concinnity Advisors, LP, the Fund’s subadviser (the “Sub-Adviser”), are pleased to present the semi-annual shareholder report for one of our Funds (the “Fund”) for the six-month period ended March 31, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm. The Sub-Adviser is unaffiliated with Guggenheim.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2015

The U.S. continued to enjoy a self-sustaining economic expansion for the six-month period ended March 31, 2015, although winter weather was likely to distort first-quarter economic data. In addition, U.S. companies scaled back hiring in the last month of the period, adding to evidence that the domestic economy has lost some momentum since the turn of the year. The March increase in payrolls was the smallest since December 2013 and broke a 12-month run of gains above 200,000.

Despite this short-term dislocation, the economy remains on track. Indeed, many other labor market indicators, such as initial jobless claims and the job openings rate, suggest that the U.S. labor market remains quite strong, supporting the conclusion that March’s payroll report was just a temporary blip, similar to the one witnessed last winter. As soon as temporary seasonal factors have dissipated, economic data is likely to bounce back. The labor market has improved over the past year, as subdued mortgage rates and tight housing inventory continue to point to fairly stable appreciation in the housing market, which is key to the ongoing recovery. Consumers are also being helped by lower fuel prices, which are acting as a tax cut for U.S. consumers, freeing up discretionary spending in other areas and acting as a support for consumption.

In Europe, economic data has been surprisingly good and should continue along that path on the back of the European Central Bank’s program of quantitative easing and depreciation of the euro. Japan’s economy remains weak and, without more structural reform, continued monetary accommodation could lead to stagflation. China’s policymakers appear likely to continue the supply of credit and do whatever else is necessary to maintain growth there at an acceptable pace for the near term.

Given weakness overseas and the effect of a stronger U.S. dollar on international earnings, some stocks could face a more challenging environment in the near term, but our research shows that equity markets tend to perform quite well in the periods leading up to a U.S. Federal Reserve (the “Fed”) rate increase. The yield on the 10-year Treasury note declined in January by more than 50 basis points before rebounding in February, echoing the pattern since 2009—Treasury yields decline and a sell-off ensues, driving rates higher. Then conditions stabilize, and rates test their previous lows. Liquidity from foreign central banks and comparatively attractive U.S. yields continue to push global investors to U.S. Treasuries, which should hold down U.S. interest rates in the near term.

Against this backdrop, the U.S. central bank feels pressure to raise its key rate above zero, but insists the decision will be data-dependent and not occur prematurely. With a secular inflation increase unlikely in the near term, slack in the economy, and disinflation being imported from abroad, the Fed may not hike rates until later in the year. The Fed for now appears to be focused on wage growth, which is key for sustaining the expansion but also an indicator of inflationary pressure. The lack of sustained wage growth has been a topic that has confounded the Fed lately. Given the strengthening employment numbers and the apparent reduction in labor market slack, wages should start to increase more steadily across the board. This is one of the most important data points at the moment for the Fed.

The underlying U.S. economy remains strong and investors should avoid being panicked by seasonal setbacks. Indeed, considering the strength of the economy and the wave of liquidity emanating from various central banks around the world, the general investment environment should remain attractive.

For the six months ended March 31, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.93%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.13%. The return of the MSCI Emerging Markets Index* was -2.37%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.43% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.49%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2015

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2014 and ending March 31, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Capital Stewardship Fund	1.13%	3.70%	$1,000.00	$1,037.00	$5.74

Table 2. Based on hypothetical 5% return (before expenses)
Capital Stewardship Fund	1.13%	5.00%	$1,000.00	$1,019.30	$5.69

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2014 to March 31, 2015.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	March 31, 2015

CAPITAL STEWARDSHIP FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date:
Institutional Class	September 26, 2014

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	3.9%
Pfizer, Inc.	2.3%
Microsoft Corp.	2.2%
JPMorgan Chase & Co.	2.0%
Johnson & Johnson	1.9%
Procter & Gamble Co.	1.9%
General Electric Co.	1.8%
Merck & Company, Inc.	1.6%
CVS Health Corp.	1.6%
Entergy Corp.	1.5%
Top Ten Total	20.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
CAPITAL STEWARDSHIP FUND

	Shares	Value

COMMON STOCKS† - 99.1%

CONSUMER, NON-CYCLICAL - 28.5%
Pfizer, Inc.	136,450	$4,747,095
Johnson & Johnson	40,667	4,091,100
Procter & Gamble Co.	49,132	4,025,875
Merck & Company, Inc.	59,357	3,411,840
PepsiCo, Inc.	32,531	3,110,614
Aetna, Inc.	28,793	3,067,318
Coca-Cola Co.	68,294	2,769,322
Mondelez International, Inc. — Class A	73,706	2,660,049
Medtronic plc	31,323	2,442,881
Gilead Sciences, Inc.*	24,740	2,427,736
Amgen, Inc.	14,956	2,390,717
ConAgra Foods, Inc.	64,431	2,353,664
Kimberly-Clark Corp.	21,562	2,309,506
Kroger Co.	28,882	2,214,094
Eli Lilly & Co.	28,512	2,071,397
Kellogg Co.	29,785	1,964,321
AbbVie, Inc.	31,259	1,829,902
Baxter International, Inc.	26,241	1,797,509
Molson Coors Brewing Co. — Class B	22,521	1,676,688
DaVita HealthCare Partners, Inc.*	20,063	1,630,721
ADT Corp.	35,598	1,478,029
HCA Holdings, Inc.*	17,569	1,321,716
Bristol-Myers Squibb Co.	20,490	1,321,605
Colgate-Palmolive Co.	11,681	809,961
Avon Products, Inc.	96,842	773,768
ManpowerGroup, Inc.	7,893	679,982
RR Donnelley & Sons Co.	31,781	609,877
Total Consumer, Non-cyclical		59,987,287

TECHNOLOGY - 17.1%
Apple, Inc.	65,791	8,186,373
Microsoft Corp.	115,444	4,693,376
Intel Corp.	87,271	2,728,964
International Business Machines Corp.	16,875	2,708,438
EMC Corp.	87,783	2,243,734
Hewlett-Packard Co.	70,985	2,211,893
Western Digital Corp.	19,100	1,738,291
Xerox Corp.	131,801	1,693,643
CA, Inc.	37,099	1,209,798
Micron Technology, Inc.*	44,135	1,197,383
NetApp, Inc.	32,070	1,137,202
Computer Sciences Corp.	14,986	978,286
Pitney Bowes, Inc.	40,219	937,907
Teradyne, Inc.	46,847	883,066
SanDisk Corp.	13,161	837,303
QUALCOMM, Inc.	12,002	832,219
Lexmark International, Inc. — Class A	15,842	670,750
NCR Corp.*	21,491	634,199
Applied Materials, Inc.	25,613	577,829
Total Technology		36,100,654

INDUSTRIAL - 15.8%
General Electric Co.	153,750	3,814,537
Corning, Inc.	99,567	2,258,180
FedEx Corp.	9,895	1,637,128
Parker-Hannifin Corp.	13,703	1,627,642
Boeing Co.	10,830	1,625,366
CSX Corp.	48,821	1,616,951
Eaton Corporation plc	22,219	1,509,559
United Technologies Corp.	12,876	1,509,067
Thermo Fisher Scientific, Inc.	9,867	1,325,533
Agilent Technologies, Inc.	31,665	1,315,681
Deere & Co.	14,931	1,309,300
Emerson Electric Co.	22,424	1,269,647
Norfolk Southern Corp.	12,230	1,258,711
Stanley Black & Decker, Inc.	13,197	1,258,466
Raytheon Co.	10,884	1,189,077
Union Pacific Corp.	10,264	1,111,694
3M Co.	6,380	1,052,381
Dover Corp.	14,799	1,022,907
Honeywell International, Inc.	9,735	1,015,458
Ryder System, Inc.	10,118	960,097
United Parcel Service, Inc. — Class B	9,800	950,012
Avnet, Inc.	20,429	909,091
AGCO Corp.	13,008	619,701
Timken Co.	14,703	619,584
Fluor Corp.	10,783	616,356
Total Industrial		33,402,126

FINANCIAL - 11.6%
JPMorgan Chase & Co.	68,768	4,165,965
Wells Fargo & Co.	55,175	3,001,521
Principal Financial Group, Inc.	44,970	2,310,109
Allstate Corp.	29,932	2,130,260
State Street Corp.	28,558	2,099,870
Travelers Companies, Inc.	16,248	1,756,896
Capital One Financial Corp.	20,321	1,601,701
Ameriprise Financial, Inc.	11,862	1,552,024
Visa, Inc. — Class A	18,960	1,240,174
Morgan Stanley	28,459	1,015,702
PNC Financial Services Group, Inc.	10,742	1,001,584
Simon Property Group, Inc.	3,434	671,828
Ventas, Inc.	8,911	650,681
Iron Mountain, Inc.	17,123	624,647
T. Rowe Price Group, Inc.	7,541	610,670
Total Financial		24,433,632

ENERGY - 8.3%
Chevron Corp.	30,693	3,222,152
ConocoPhillips	42,169	2,625,442
Hess Corp.	35,205	2,389,363
Occidental Petroleum Corp.	29,445	2,149,485
Marathon Oil Corp.	75,204	1,963,576
Valero Energy Corp.	24,306	1,546,348
Schlumberger Ltd.	12,762	1,064,861

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
CAPITAL STEWARDSHIP FUND

	Shares	Value

Spectra Energy Corp.	28,431	$1,028,349
EOG Resources, Inc.	8,423	772,305
First Solar, Inc.*	11,696	699,304
Total Energy		17,461,185

CONSUMER, CYCLICAL - 8.3%
CVS Health Corp.	32,473	3,351,538
Wal-Mart Stores, Inc.	38,767	3,188,586
Ford Motor Co.	118,701	1,915,834
Delta Air Lines, Inc.	41,970	1,886,971
Target Corp.	14,046	1,152,755
Costco Wholesale Corp.	7,307	1,106,974
Macy’s, Inc.	16,696	1,083,737
PVH Corp.	9,332	994,418
Home Depot, Inc.	6,537	742,669
Ingram Micro, Inc. — Class A*	29,559	742,522
The Gap, Inc.	15,078	653,330
Whirlpool Corp.	3,132	632,852
Total Consumer, Cyclical		17,452,186

COMMUNICATIONS - 6.6%
Cisco Systems, Inc.	102,590	2,823,790
Google, Inc. — Class A*	4,595	2,548,847
AT&T, Inc.	67,347	2,198,879
Verizon Communications, Inc.	36,166	1,758,752
CenturyLink, Inc.	42,223	1,458,805
Walt Disney Co.	10,576	1,109,317
Motorola Solutions, Inc.	10,967	731,170
Facebook, Inc. — Class A*	7,940	652,787
Viacom, Inc. — Class B	8,911	608,621
Total Communications		13,890,968

UTILITIES - 2.9%
Entergy Corp.	42,076	3,260,470
Consolidated Edison, Inc.	26,373	1,608,753
CenterPoint Energy, Inc.	63,762	1,301,382
Total Utilities		6,170,605

Total Common Stocks
(Cost $208,262,942)		208,898,643

EXCHANGE-TRADED FUNDS† - 0.6%
SPDR S&P 500 ETF Trust	5,811	1,199,565
Total Exchange-Traded Funds
(Cost $1,205,056)		1,199,565

SHORT TERM INVESTMENTS† - 0.3%
Dreyfus Treasury Prime Cash Management Fund 0.00%	648,241	648,241
Total Short Term Investments
(Cost $648,241)		648,241

Total Investments - 100.0%
(Cost $210,116,239)		$210,746,449
Other Assets & Liabilities, net - 0.0%		(1,943)
Total Net Assets - 100.0%		$210,744,506

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

CAPITAL STEWARDSHIP FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

March 31, 2015

Assets:
Investments, at value (cost $210,116,239)	$210,746,449
Prepaid expenses	102,285
Cash	4,115
Receivables:
Securities sold	1,034,618
Dividends	307,872
Total assets	212,195,339

Liabilities:
Payable for:
Fund shares redeemed	1,241,403
Management fees	162,851
Fund accounting/administration fees	17,190
Trustees’ fees*	572
Transfer agent/maintenance fees	89
Miscellaneous	28,728
Total liabilities	1,450,833
Net assets	$210,744,506

Net assets consist of:
Paid in capital	$205,442,916
Undistributed net investment income	698,840
Accumulated net realized gain on investments	3,972,540
Net unrealized appreciation on investments	630,210
Net assets	$210,744,506
Capital shares outstanding	8,221,162
Net asset value per share	$25.63

STATEMENT OF OPERATIONS (Unaudited)

Period Ended March 31, 2015

Investment Income:
Dividends	$2,521,184
Interest	37
Total investment income	2,521,221

Expenses:
Management fees	948,669
Transfer agent/maintenance fees	772
Fund accounting/administration fees	100,136
Legal fees	85,613
Trustees’ fees*	5,481
Custodian fees	2,992
Miscellaneous	43,049
Total expenses	1,186,712
Net investment income	1,334,509

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,972,540
Net realized gain	3,972,540
Net change in unrealized appreciation (depreciation) on:
Investments	2,413,627
Net change in unrealized appreciation (depreciation)	2,413,627
Net realized and unrealized gain	6,386,167
Net increase in net assets resulting from operations	$7,720,676

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL STEWARDSHIP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2015 (Unaudited)	Period Ended September 30, 2014[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,334,509	$1,464
Net realized gain on investments	3,972,540	—
Net change in unrealized appreciation (depreciation) on investments	2,413,627	(1,783,417)
Net increase (decrease) in net assets resulting from operations	7,720,676	(1,781,953)

Distributions to shareholders from:
Net investment income	(637,133)	—
Total distributions to shareholders	(637,133)	—

Capital share transactions:
Proceeds from sale of shares	38,908,527	297,903,896
Distributions reinvested	476,495	—
Cost of shares redeemed	(44,738,563)	(87,107,439)
Net increase (decrease) from capital share transactions	(5,353,541)	210,796,457
Net increase in net assets	1,730,002	209,014,504

Net assets:
Beginning of period	209,014,504	—
End of period	$210,744,506	$209,014,504
Undistributed net investment income at end of period	$698,840	$1,464

Capital share activity:
Shares sold	1,485,730	11,928,585
Shares issued from reinvestment of distributions	18,671	—
Shares redeemed	(1,714,722)	(3,497,102)
Net increase (decrease) in shares	(210,321)	8,431,483

[a]	Since commencement of operations: September 26, 2014.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CAPITAL STEWARDSHIP FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.79	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.16	— [d]
Net gain (loss) on investments (realized and unrealized)	.76	(.21)
Total from investment operations	.92	(.21)
Less distributions from:
Net investment income	(.08)	—
Total distributions	(.08)	—
Net asset value, end of period	$25.63	$24.79

Total Return[f]	3.70%	(0.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$210,745	$209,015
Ratios to average net assets:
Net investment income (loss)	1.27%	0.13%
Total expenses[e]	1.13%	1.24%
Portfolio turnover rate	150%	—

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: September 26, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net investment income is less than $0.01 per share.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Total return does not reflect the impact of any applicable sales charge and has not been annualized.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Prior to February 22, 2011, the maximum sales charge was 5.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC. At March 31, 2015, the Trust consisted of eighteen funds.

This report covers the Capital Stewardship Fund (the “Fund”). As of March 31, 2015, only Institutional Class shares of the Fund were offered for subscription.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Concinnity Advisors, LP (the “Sub-Adviser”) serves as the sub-adviser to the Fund and is responsible for the day-to-day management of the Fund’s portfolio.

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

E. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2015, there were no earnings credits received.

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

F. Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

2. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Capital Stewardship Fund	$210,342,535	$8,152,040	$(7,748,126)	$403,914

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Fund.

RFS is paid the following for providing transfer agent services to the Fund. For these services, RFS receives the following:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives 0.095% of the average daily net assets of the Fund. The minimum annual charge for administrative fees is $25,000.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 —	quoted prices in active markets for identical assets or liabilities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 3 Investments In Securities	Total
Assets
Capital Stewardship Fund	$210,746,449	$—	$—	$210,746,449

For the period ended March 31, 2015, there were no transfers between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Securities Transactions

For the period ended March 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Capital Stewardship Fund	$317,371,728	$321,903,083

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In each Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Associate, Guggenheim Investments (2012-present). Former: J.D., University of Kansas School of Law (2009-2012).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Alison Santay (1974)	AML Officer	Since 2013
Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

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3.31.2015

Guggenheim Funds Semi-Annual Report

Guggenheim Macro Opportunities Fund

MO-SEMI-0315x0915	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
MACRO OPPORTUNITIES FUND	8
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	55
OTHER INFORMATION	80
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	81
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	89

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

  March 31, 2015

Dear Shareholder:

Guggenheim Partners Investment Management (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one of our Funds (the “Fund”) for the six-month period ended March 31, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2015

The U.S. continued to enjoy a self-sustaining economic expansion for the six-month period ended March 31, 2015, although winter weather was likely to distort first-quarter economic data. In addition, U.S. companies scaled back hiring in the last month of the period, adding to evidence that the domestic economy has lost some momentum since the turn of the year. The March increase in payrolls was the smallest since December 2013 and broke a 12-month run of gains above 200,000.

Despite this short-term dislocation, the economy remains on track. Indeed, many other labor market indicators, such as initial jobless claims and the job openings rate, suggest that the U.S. labor market remains quite strong, supporting the conclusion that March’s payroll report was just a temporary blip, similar to the one witnessed last winter. As soon as temporary seasonal factors have dissipated, economic data is likely to bounce back. The labor market has improved over the past year, as subdued mortgage rates and tight housing inventory continue to point to fairly stable appreciation in the housing market, which is key to the ongoing recovery. Consumers are also being helped by lower fuel prices, which are acting as a tax cut for U.S. consumers, freeing up discretionary spending in other areas and acting as a support for consumption.

In Europe, economic data has been surprisingly good and should continue along that path on the back of the European Central Bank’s program of quantitative easing and depreciation of the euro. Japan’s economy remains weak and, without more structural reform, continued monetary accommodation could lead to stagflation. China’s policymakers appear likely to continue the supply of credit and do whatever else is necessary to maintain growth there at an acceptable pace for the near term.

Given weakness overseas and the effect of a stronger U.S. dollar on international earnings, some stocks could face a more challenging environment in the near term, but our research shows that equity markets tend to perform quite well in the periods leading up to a U.S. Federal Reserve (the “Fed”) rate increase. The yield on the 10-year Treasury note declined in January by more than 50 basis points before rebounding in February, echoing the pattern since 2009—Treasury yields decline and a sell-off ensues, driving rates higher. Then conditions stabilize, and rates test their previous lows. Liquidity from foreign central banks and comparatively attractive U.S. yields continue to push global investors to U.S. Treasuries, which should hold down U.S. interest rates in the near term.

Against this backdrop, the U.S. central bank feels pressure to raise its key rate above zero, but insists the decision will be data-dependent and not occur prematurely. With a secular inflation increase unlikely in the near term, slack in the economy, and disinflation being imported from abroad, the Fed may not hike rates until later in the year. The Fed for now appears to be focused on wage growth, which is key for sustaining the expansion but also an indicator of inflationary

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2015

pressure. The lack of sustained wage growth has been a topic that has confounded the Fed lately. Given the strengthening employment numbers and the apparent reduction in labor market slack, wages should start to increase more steadily across the board. This is one of the most important data points at the moment for the Fed.

The underlying U.S. economy remains strong and investors should avoid being panicked by seasonal setbacks. Indeed, considering the strength of the economy and the wave of liquidity emanating from various central banks around the world, the general investment environment should remain attractive.

For the six months ended March 31, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.93%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.13%. The return of the MSCI Emerging Markets Index* was -2.37%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.43% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.49%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2014 and ending March 31, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Macro Opportunities Fund
A-Class	1.32%	2.97%	$1,000.00	$1,029.70	$6.68
C-Class	2.03%	2.60%	1,000.00	1,026.00	10.25
Institutional Class	0.98%	3.14%	1,000.00	1,031.40	4.96

Table 2. Based on hypothetical 5% return (before expenses)
Macro Opportunities Fund
A-Class	1.32%	5.00%	$1,000.00	$1,018.35	$6.64
C-Class	2.03%	5.00%	1,000.00	1,014.81	10.20
Institutional Class	0.98%	5.00%	1,000.00	1,020.04	4.94

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2014 to March 31, 2015.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2015

MACRO OPPORTUNITIES FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	March 31, 2015

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
Institutional Class	November 30, 2011

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	2.2%
Motel 6 Trust 2015-MTL6 — Class E	1.9%
Nationstar HECM Loan Trust 2014-1A — Class A	1.7%
LSTAR Securities Investment Trust 2015-1	1.7%
Guggenheim Limited Duration Fund - Institutional Class	1.5%
LSTAR Securities Investment Trust 2015-2	1.5%
Vericrest Opportunity Loan Trust 2015-NPL3	1.3%
LSTAR Securities Investment Trust 2015-3	1.1%
iShares MSCI Spain Capped ETF	1.1%
Volt XXXIII LLC 2015-NPL5	1.1%
Top Ten Total	15.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

Portfolio Composition by Quality Rating*
Rating	% of Total Investments
Fixed Income Instruments
AAA	0.2%
AA	1.7%
A	11.6%
BBB	20.1%
BB	14.1%
B	20.5%
CCC	9.1%
CC	0.2%
D	0.3%
NR**	5.9%
Other Instruments
Common Stocks	5.2%
Short Term Investments	4.1%
Mutual Funds	3.8%
Exchange-Traded Funds	3.6%
Repurchase Agreements	1.6%
Preferred Stocks	1.5%
Options Purchased	0.4%
Exchange-Traded Funds Sold Short	-0.1%
Options Written	-0.1%
Common Stocks Sold Short	-3.7%
Total Investments	100.0%

*
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

**	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Shares	Value

COMMON STOCKS† - 5.6%

CONSUMER, NON-CYCLICAL - 1.7%
Archer-Daniels-Midland Co.	39,186	$1,857,416
ConAgra Foods, Inc.	47,486	1,734,663
Merck & Company, Inc.	26,141	1,502,585
Express Scripts Holding Co.*	16,138	1,400,294
Kimberly-Clark Corp.	12,883	1,379,898
Kroger Co.	17,281	1,324,762
DaVita HealthCare Partners, Inc.*	16,108	1,309,258
Quest Diagnostics, Inc.	16,118	1,238,668
Ingredion, Inc.	15,879	1,235,703
Anthem, Inc.	7,791	1,203,008
Philip Morris International, Inc.	15,370	1,157,822
Molson Coors Brewing Co. — Class B	15,290	1,138,341
Coca-Cola Enterprises, Inc.	25,302	1,118,347
Baxter International, Inc.	16,242	1,112,576
UnitedHealth Group, Inc.	8,678	1,026,521
HCA Holdings, Inc.*	13,161	990,102
Johnson & Johnson	9,621	967,873
St. Jude Medical, Inc.	14,635	957,130
Aetna, Inc.	8,982	956,852
Gilead Sciences, Inc.*	9,621	944,108
Pfizer, Inc.	26,950	937,591
PepsiCo, Inc.	9,627	920,534
Cigna Corp.	7,062	914,105
Procter & Gamble Co.	11,051	905,519
Medtronic plc	11,266	878,635
Avon Products, Inc.	109,393	874,050
Campbell Soup Co.	18,743	872,487
Humana, Inc.	4,698	836,338
General Mills, Inc.	14,509	821,209
Omnicare, Inc.	10,444	804,815
Epizyme, Inc.*	40,190	754,769
Universal Health Services, Inc. — Class B	6,229	733,216
ManpowerGroup, Inc.	8,129	700,314
CR Bard, Inc.	3,899	652,498
United Rentals, Inc.*	6,883	627,454
PAREXEL International Corp.*	8,940	616,771
Dr Pepper Snapple Group, Inc.	7,687	603,276
SUPERVALU, Inc.*	50,499	587,303
Western Union Co.	28,157	585,947
AbbVie, Inc.	9,873	577,965
Quanta Services, Inc.*	19,421	554,081
Magellan Health, Inc.*	7,715	546,376
Eli Lilly & Co.	7,430	539,790
JM Smucker Co.	4,526	523,794
Tekmira Pharmaceuticals Corp.*	28,927	505,065
Molina Healthcare, Inc.*	7,369	495,860
Amgen, Inc.	3,044	486,583
MEDNAX, Inc.*	6,517	472,548
Cardinal Health, Inc.	5,186	468,140
Coca-Cola Co.	11,531	467,582
Varian Medical Systems, Inc.*	4,873	458,501
H&R Block, Inc.	14,194	455,202
Darling Ingredients, Inc.*	30,928	433,301
Hershey Co.	4,190	422,813
Centene Corp.*	5,955	420,959
Select Medical Holdings Corp.	27,657	410,153
United Therapeutics Corp.*	2,353	405,740
Halyard Health, Inc.*	8,228	404,818
Health Net, Inc.*	6,563	396,996
Andersons, Inc.	9,361	387,265
Cal-Maine Foods, Inc.	9,896	386,538
LifePoint Hospitals, Inc.*	5,166	379,443
Sanderson Farms, Inc.	4,736	377,222
Hill-Rom Holdings, Inc.	7,688	376,712
DENTSPLY International, Inc.	7,373	375,212
Chemed Corp.	3,107	370,976
Stryker Corp.	4,004	369,369

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Shares	Value

Total System Services, Inc.	9,662	$368,605
Patterson Companies, Inc.	7,351	358,655
Medifast, Inc.*	11,583	347,143
Total Consumer, Non-cyclical		52,726,165

INDUSTRIAL - 0.9%
Corning, Inc.	56,023	1,270,602
Caterpillar, Inc.	15,536	1,243,346
Emerson Electric Co.	20,704	1,172,261
Fluor Corp.	20,365	1,164,064
Dover Corp.	16,461	1,137,785
Agilent Technologies, Inc.	26,991	1,121,476
FedEx Corp.	6,262	1,036,049
Joy Global, Inc.	21,944	859,766
Energizer Holdings, Inc.	5,369	741,190
Clean Harbors, Inc.*	12,982	737,117
AGCO Corp.	15,097	719,221
Parker-Hannifin Corp.	5,978	710,067
CSX Corp.	20,010	662,731
Oshkosh Corp.	13,409	654,225
Cummins, Inc.	4,709	652,856
Norfolk Southern Corp.	6,237	641,912
Terex Corp.	23,925	636,166
Jacobs Engineering Group, Inc.*	13,332	602,073
ITT Corp.	14,829	591,826
Kirby Corp.*	7,628	572,481
Timken Co.	13,550	570,997
Kennametal, Inc.	16,605	559,422
General Dynamics Corp.	4,098	556,222
Northrop Grumman Corp.	3,379	543,884
Jabil Circuit, Inc.	22,785	532,714
Con-way, Inc.	11,541	509,304
Avnet, Inc.	11,282	502,049
Triumph Group, Inc.	8,109	484,269
Stanley Black & Decker, Inc.	4,911	468,313
Deere & Co.	5,116	448,622
Arrow Electronics, Inc.*	6,753	412,946
Trinity Industries, Inc.	11,479	407,619
Sanmina Corp.*	16,238	392,797
Tech Data Corp.*	6,686	386,250
Waters Corp.*	3,087	383,776
Raytheon Co.	3,425	374,181
TE Connectivity Ltd.	5,081	363,901
Actuant Corp. — Class A	15,088	358,189
Valmont Industries, Inc.	2,873	353,034
Lincoln Electric Holdings, Inc.	5,322	348,006
Union Pacific Corp.	3,147	340,852
Total Industrial		26,224,561

FINANCIAL - 0.7%
California Republic Bancorp*,††	166,500	4,495,500
Allstate Corp.	19,194	1,366,036
Brixmor Property Group, Inc.	45,860	1,217,582
Travelers Companies, Inc.	10,066	1,088,436
Hartford Financial Services Group, Inc.	25,763	1,077,409
Aflac, Inc.	15,213	973,784
Prudential Financial, Inc.	10,481	841,729
American International Group, Inc.	14,203	778,182
MetLife, Inc.	13,354	675,045
State Street Corp.	9,152	672,947
Comerica, Inc.	14,516	655,107
Progressive Corp.	23,754	646,109
JPMorgan Chase & Co.	10,319	625,125
Bank of New York Mellon Corp.	15,263	614,183
Everest Re Group Ltd.	3,470	603,781
WR Berkley Corp.	10,953	553,236
Chubb Corp.	5,459	551,905
Nationstar Mortgage Holdings, Inc.*	22,063	546,500
Franklin Resources, Inc.	10,506	539,168
Principal Financial Group, Inc.	9,707	498,649
Assurant, Inc.	7,334	450,381

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Shares	Value

Berkshire Hathaway, Inc. — Class B*	3,013	$434,836
Regions Financial Corp.	45,272	427,820
Loews Corp.	10,475	427,694
TCF Financial Corp.	25,389	399,115
ProAssurance Corp.	8,625	395,974
Charles Schwab Corp.	12,382	376,908
Northern Trust Corp.	5,326	370,956
Total Financial		22,304,097

TECHNOLOGY - 0.7%
Xerox Corp.	115,646	1,486,051
Intel Corp.	42,808	1,338,605
International Business Machines Corp.	8,126	1,304,224
CA, Inc.	36,646	1,195,026
Micron Technology, Inc.*	43,775	1,187,616
NetApp, Inc.	32,713	1,160,004
SanDisk Corp.	17,020	1,082,812
Western Digital Corp.	10,011	911,101
EMC Corp.	34,423	879,852
Seagate Technology plc	16,296	847,881
Hewlett-Packard Co.	26,314	819,944
Teradata Corp.*	18,316	808,469
Microsoft Corp.	19,739	802,489
Pitney Bowes, Inc.	31,817	741,972
Oracle Corp.	16,972	732,342
DST Systems, Inc.	5,772	639,018
Xilinx, Inc.	14,450	611,235
Accenture plc — Class A	6,402	599,803
QUALCOMM, Inc.	7,589	526,221
Computer Sciences Corp.	7,783	508,074
Apple, Inc.	3,537	440,109
KLA-Tencor Corp.	7,507	437,583
Lexmark International, Inc. — Class A	9,691	410,317
CACI International, Inc. — Class A*	4,157	373,797
Texas Instruments, Inc.	6,351	363,182
MKS Instruments, Inc.	10,353	350,035
Total Technology		20,557,762

UTILITIES - 0.7%
Public Service Enterprise Group, Inc.	30,535	1,280,027
AES Corp.	95,493	1,227,085
Entergy Corp.	15,804	1,224,652
Edison International	18,492	1,155,195
CenterPoint Energy, Inc.	56,272	1,148,511
DTE Energy Co.	13,032	1,051,552
Ameren Corp.	22,708	958,278
Pinnacle West Capital Corp.	14,634	932,918
NRG Energy, Inc.	36,703	924,549
PPL Corp.	27,338	920,197
American Electric Power Company, Inc.	16,264	914,850
PG&E Corp.	16,657	883,987
AGL Resources, Inc.	16,643	826,325
National Fuel Gas Co.	11,720	707,068
OGE Energy Corp.	20,669	653,347
Southwest Gas Corp.	10,250	596,243
Global Partners, LP	16,102	560,350
Questar Corp.	23,004	548,875
Vectren Corp.	12,380	546,453
Consolidated Edison, Inc.	8,481	517,341
MDU Resources Group, Inc.	23,838	508,703
UGI Corp.	15,328	499,540
Great Plains Energy, Inc.	16,039	427,921
PNM Resources, Inc.	13,227	386,228
NextEra Energy, Inc.	3,629	377,597
Westar Energy, Inc.	9,649	373,995
Total Utilities		20,151,787

COMMUNICATIONS - 0.3%
CenturyLink, Inc.	41,248	1,425,118
Telephone & Data Systems, Inc.	45,093	1,122,816
Juniper Networks, Inc.	41,150	929,167
Atlantic Tele-Network, Inc.	12,627	874,041
Time Warner, Inc.	10,215	862,555
Cisco Systems, Inc.	30,972	852,504

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Shares	Value

Windstream Holdings, Inc.	97,201	$719,287
Symantec Corp.	26,564	620,668
Scripps Networks Interactive, Inc. — Class A	8,658	593,592
General Communication, Inc. — Class A*	35,000	551,600
VeriSign, Inc.*	7,967	533,550
Viacom, Inc. — Class B	7,387	504,532
Cengage Learning Acquisitions, Inc.*,††	21,660	485,314
NETGEAR, Inc.*	11,468	377,068
AT&T, Inc.	11,118	363,003
Cablevision Systems Corp. — Class A	18,858	345,101
Total Communications		11,159,916

CONSUMER, CYCLICAL - 0.3%
Wal-Mart Stores, Inc.	22,326	1,836,314
The Gap, Inc.	22,085	956,943
CVS Health Corp.	7,957	821,242
Macy’s, Inc.	12,513	812,219
PACCAR, Inc.	11,546	729,014
Alaska Air Group, Inc.	10,832	716,861
Delta Air Lines, Inc.	12,633	567,980
Ingram Micro, Inc. — Class A*	20,965	526,641
Fossil Group, Inc.*	6,263	516,384
Dana Holding Corp.	22,311	472,101
Costco Wholesale Corp.	2,794	423,277
WW Grainger, Inc.	1,573	370,929
Total Consumer, Cyclical		8,749,905

ENERGY - 0.2%
Valero Energy Corp.	14,092	896,533
Murphy Oil Corp.	13,494	628,820
Hess Corp.	8,933	606,282
First Solar, Inc.*	9,380	560,830
Chesapeake Energy Corp.	39,348	557,168
Apache Corp.	8,911	537,601
ConocoPhillips	8,488	528,463
Chevron Corp.	4,957	520,386
Marathon Oil Corp.	16,642	434,523
Anadarko Petroleum Corp.	5,246	434,421
Total Energy		5,705,027

CONSUMER DISCRETIONARY - 0.1%
Travelport, LLC*	204,224	3,410,541

BASIC MATERIALS - 0.0%
Mirabela Nickel Ltd.*,††	7,057,522	752,544
United States Steel Corp.	16,441	401,160
Nucor Corp.	7,856	373,396
Total Basic Materials		1,527,100

Total Common Stocks
(Cost $175,292,878)		172,516,861

PREFERRED STOCKS† - 1.6%
FINANCIAL - 1.2%
Aspen Insurance Holdings Ltd. 5.95%1,2	571,100	14,665,849
Goldman Sachs Group, Inc. 5.50%1,2	260,000	6,546,800
Morgan Stanley 6.38%1,2	200,000	5,208,000
Cent CLO 16, LP due 08/01/24*,†††,3	7,000	4,962,370
CoBank ACB 6.20%1,2	38,000	3,881,939
ALM Loan Funding Ltd. due 06/20/23*,††,1,8	1,373	1,084,505
WhiteHorse II Ltd. due 06/15/17*,††,1,4,8	2,100,000	2
GSC Partners CDO Fund V Ltd. due 11/20/16*,††,1,4,8	5,200	—
Total Financial		36,349,465

INDUSTRIAL - 0.4%
Seaspan Corp. 6.38% due 04/30/19	520,000	13,093,600
Total Preferred Stocks
(Cost $51,600,964)		49,443,065

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 4.0%
iShares MSCI Spain Capped ETF	989,142	$34,402,359
iShares MSCI Italy Capped ETF	2,258,875	33,431,350
SPDR EURO STOXX 50 ETF	848,582	32,941,953
iShares iBoxx $ High Yield Corporate Bond ETF	231,507	20,976,849
Total Exchange-Traded Funds
(Cost $121,230,124)		121,752,511

MUTUAL FUNDS† - 4.2%
Guggenheim Strategy Fund I5	2,731,466	68,013,502
Guggenheim Limited Duration Fund - Institutional Class5	1,860,023	46,240,184
Guggenheim Risk Managed Real Estate Fund - Institutional Class5	403,870	12,964,222
Total Mutual Funds
(Cost $124,638,247)		127,217,908

CLOSED-END FUNDS† - 0.1%
Guggenheim Strategic Opportunities Fund5	156,950	3,350,883
Total Closed-End Funds
(Cost $3,108,835)		3,350,883

SHORT TERM INVESTMENTS† - 4.5%
Federated U.S. Treasury Cash Reserve Fund 0.00%	138,782,438	138,782,438
Total Short Term Investments
(Cost $138,782,438)		138,782,438

	Face Amount

ASSET-BACKED SECURITIES†† - 35.7%
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/174	$53,129,822	53,411,409
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/584	39,616,604	39,541,333
AASET
2014-1, 7.37% due 12/15/291	19,370,192	19,418,618
2014-1, 5.13% due 12/15/291	18,389,423	18,435,397
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/554	33,500,000	33,462,949
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/404	19,880,952	19,932,643
2015-1A, 5.07% due 02/15/404	9,194,940	9,280,453
Treman Park CLO LLC
2015-1A, 0.00% due 04/20/273,4	28,400,000	26,289,920
NRPL Trust
2015-1A, 3.88% due 11/01/544	25,002,351	24,787,331
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29	15,837,961	15,798,366
2014-1, 5.25% due 02/15/29	8,625,705	8,561,013
KVK CLO Ltd.
2013-1A, due 04/14/254,8	11,900,000	8,794,100
2014-2A, 3.25% due 07/15/261,4	8,250,000	8,004,975
2014-1A, 3.16% due 05/15/261,4	5,000,000	4,836,000
Avery 2013-3X
due 01/18/258	19,800,000	18,463,500

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

ING IM CLO Ltd.
2013-1X, due 04/15/248	$20,000,000	$16,764,000
GCAT LLC
2014-2, 3.72% due 10/25/194	16,756,563	16,717,604
KKR Financial CLO Ltd.
2007-1A, 2.51% due 05/15/211,4	10,850,000	10,807,685
2007-1A, 5.25% due 05/15/211,4	5,000,000	4,994,500
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27†††,4,8	9,500,000	9,229,250
2015-37A, due 04/15/274,8	6,500,000	5,952,050
Gramercy Real Estate CDO Ltd.
2007-1A, 0.54% due 08/15/561,4	15,205,884	13,700,501
Babson CLO Limited
2012-2A, due 05/15/234,8	11,850,000	8,465,640
2014-IA, due 07/20/254,8	6,400,000	5,071,360
OHA Credit Partners IX Ltd.
2013-9A, 0.00% due 10/20/253,4	14,000,000	13,255,200
Cedar Woods CRE CDO Ltd.
2006-1A, 0.44% due 07/25/51	14,223,386	12,862,208
Gramercy Park CLO Ltd.
2014-1AR, 3.21% due 07/17/231,4	7,500,000	7,500,000
2012-1A, due 07/17/234,8	2,650,000	2,235,540
2014-1AR, 4.30% due 07/17/231,4	1,750,000	1,745,275
due 07/17/238	1,250,000	1,054,500
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 5.52% due 10/10/261,4	5,400,000	5,182,920
2015-6A, 2.97% due 10/10/261,4	4,000,000	3,948,000
2015-6A, 3.92% due 10/10/261,4	3,000,000	2,946,600
Northwoods Capital XIV Ltd.
2014-14A, 3.61% due 11/12/251,4	6,000,000	5,852,400
2014-14A, 2.72% due 11/12/251,4	5,750,000	5,750,000
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46	12,381,505	11,395,937
NewStar Clarendon Fund CLO LLC
2015-1A, 2.96% due 01/25/271,4	7,000,000	6,990,900
2015-1A, 3.61% due 01/25/271,4	4,000,000	3,896,800
N-Star Real Estate CDO IX Ltd.
0.49% due 02/01/416	10,660,291	10,186,974
Telos CLO Ltd.
2014-6A, 3.23% due 01/17/271,4	5,000,000	4,871,500
2013-3A, 3.26% due 01/17/241,4	2,750,000	2,691,975
2013-3A, 4.51% due 01/17/241,4	2,550,000	2,508,945
Highbridge Loan Management 2012-1 Ltd.
2014-1AR, 3.50% due 09/20/221,4	6,500,000	6,485,700
2014-1AR, 4.50% due 09/20/221,4	3,500,000	3,491,600
Newstar Commercial Loan Funding LLC
2015-1A, 4.12% due 01/20/271,4	5,000,000	4,976,000
2013-1A, 4.80% due 09/20/231,4	3,250,000	3,159,650
2013-1A, 5.55% due 09/20/231,4	750,000	741,075

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

ARES XXVI CLO Ltd.
2013-1A, due 04/15/254,8	$7,750,000	$5,266,900
2013-1A, 3.00% due 04/15/251,4	2,000,000	1,951,600
2013-1A, 4.00% due 04/15/251,4	1,500,000	1,461,300
Galaxy XIX CLO Ltd.
2015-19A, due 01/24/274,8	5,500,000	5,280,550
2015-19A, 3.66% due 01/24/271,4	3,000,000	3,019,200
Neuberger Berman CLO Ltd.
2012-12X, due 07/25/238	7,000,000	4,496,100
2012-12A, due 07/25/234,8	5,900,000	3,789,570
Atlas Senior Loan Fund V Ltd.
2014-1A, 3.25% due 07/16/261,4	8,000,000	7,855,200
Stripes
2013-1 A1, 3.84% due 03/20/23	7,898,208	7,838,971
MWAM CBO Ltd.
2001-1A, 5.10% due 01/30/311,4	4,445,663	4,153,138
2001-1A, 14.09% due 01/30/314	3,261,457	3,576,187
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/244,8	9,600,000	7,646,400
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/374	7,403,065	7,574,357
GreenPoint Mortgage Funding Trust
2005-HE4, 0.88% due 07/25/301	7,627,337	7,290,079
Cent CLO 16, LP
2014-16AR, 3.50% due 08/01/241,4	7,250,000	7,250,725
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.62% due 07/10/17†††,1	7,183,502	7,026,902
Jasper CLO Ltd.
2005-1A, 1.15% due 08/01/171,4	7,000,000	6,888,000
N-Star REL CDO VIII Ltd.
2006-8A, 0.54% due 02/01/411,4	5,350,000	4,825,700
2006-8A, 0.47% due 02/01/411,4	2,032,118	1,994,117
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/484	3,976,311	4,027,208
2013-1A, 6.37% due 12/13/484	2,566,214	2,639,351
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/384,7	6,380,208	6,475,911
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 4.73% due 10/15/261,4	3,500,000	3,306,800
2014-5A, 3.78% due 10/15/261,4	3,000,000	2,913,300
SHACKLETON CLO Ltd.
2013-4A, 3.25% due 01/13/251,4	6,250,000	6,104,375
HSI Asset Securitization Corporation Trust
2005-OPT1, 0.59% due 11/25/351	7,320,000	6,031,892
CIT Mortgage Loan Trust
2007-1, 1.62% due 10/25/371,4	6,330,000	6,014,285

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.43% due 04/25/361	$6,613,922	$6,001,949
Dryden XXIII Senior Loan Fund
2014-23RA, 3.20% due 07/17/231,4	6,000,000	6,000,000
ALM VII R-2 Ltd.
2013-7R2A, 2.86% due 04/24/241,4	3,250,000	3,207,100
2013-7R2A, 3.71% due 04/24/241,4	2,500,000	2,453,750
ALM XIV Ltd.
2014-14A, 3.21% due 07/28/261,4	3,100,000	3,069,310
2014-14A, 3.71% due 07/28/261,4	2,500,000	2,374,000
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/374	5,336,747	5,350,089
Fortress Credit Opportunities III CLO, LP
2014-3A, 3.50% due 04/28/261,4	5,500,000	5,311,900
Neuberger Berman CLO XII Ltd.
2014-12AR, 3.36% due 07/25/231,4	5,300,000	5,273,500
Eagle I Ltd.
2014-1A, 5.29% due 12/15/394	5,167,969	5,211,380
Oak Hill Advisors Residential Loan Trust
2015-NPL1, 3.47% due 01/25/554	5,000,000	4,999,650
Atlas Senior Loan Fund IV Ltd.
2014-2A, 2.96% due 02/17/261,4	3,900,000	3,765,060
2014-2A, 3.71% due 02/17/261,4	1,210,000	1,141,998
OCP CLO Ltd.
2014-7A, 3.20% due 10/20/261,4	5,000,000	4,903,500
Mountain Hawk II CLO Ltd.
2013-2A, 3.41% due 07/22/241,4	2,750,000	2,511,300
2013-2A, 2.86% due 07/22/241,4	2,500,000	2,386,000
Golub Capital Partners CLO 24M Ltd.
2015-24A, 4.52% due 02/05/271,4	5,000,000	4,848,038
Cerberus Onshore II CLO-2 LLC
2014-1A, 3.63% due 10/15/231,4	2,500,000	2,440,750
2014-1A, 4.43% due 10/15/231,4	2,500,000	2,390,750
GSAA Home Equity Trust
2006-3, 0.47% due 03/25/361	6,690,102	4,790,595
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.69% due 11/21/401,4	5,000,000	4,743,000
Highland Park CDO I Ltd.
2006-1A, 0.59% due 11/25/511,4	4,875,394	4,656,002
NewStar Commercial Loan Trust
2007-1A, 2.56% due 09/30/221,4	4,000,000	3,693,200
2007-1A, 1.56% due 09/30/221,4	1,000,000	951,300
Soundview Home Loan Trust 2007-1
2007-1, 0.34% due 03/25/371	5,007,954	4,618,511
West CLO Ltd.
2013-1A, due 11/07/254,8	5,300,000	3,643,220

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

2013-1A, 3.16% due 11/07/251,4	$1,000,000	$968,200
Battalion CLO Ltd.
2007-1A, 2.40% due 07/14/221,4	4,600,000	4,490,060
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.51% due 07/25/251,4	2,750,000	2,560,250
2014-1A, 3.56% due 07/25/251,4	2,000,000	1,916,400
Great Lakes CLO Ltd.
2014-1A, 3.95% due 04/15/251,4	3,000,000	2,938,200
2014-1A, 4.45% due 04/15/251,4	1,500,000	1,394,400
Copper River CLO Ltd.
2007-1A, due 01/20/211,4,8	8,150,000	4,186,655
Golub Capital Partners CLO 21M Ltd.
2014-21A, 3.53% due 10/25/261,4	4,300,000	4,142,190
Flagship CLO VI
2007-1A, 2.66% due 06/10/211,4	4,200,000	4,119,360
GSAA Home Equity Trust
2007-7, 0.44% due 07/25/371	4,855,654	4,100,003
BlueMountain CLO Ltd.
2012-2A, 4.36% due 11/20/241,4	4,100,000	4,077,860
Voya CLO Ltd.
2015-3AR, 4.21% due 10/15/221,4	4,000,000	4,002,800
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.21% due 10/20/211,4	4,000,000	3,984,800
Oaktree EIF II Series A2 Ltd.
2014-A2, 3.50% due 11/15/251,4	4,000,000	3,975,600
Marathon CLO V Ltd.
2013-5A, due 02/21/254,8	4,000,000	3,970,400
Catamaran CLO Ltd.
2015-1A, 3.38% due 04/22/271,4	4,000,000	3,961,600
Saxon Asset Securities Trust
2005-4, 0.61% due 11/25/371	4,550,000	3,921,545
Rockwall CDO II Ltd.
2007-1A, 0.50% due 08/01/241,4	2,459,794	2,370,257
2007-1A, 0.80% due 08/01/241,4	1,500,000	1,398,750
Putnam Structured Product CDO Ltd.
2002-1A, 0.86% due 01/10/381,4	3,989,801	3,714,904
Grayson CLO Ltd.
2006-1A, 0.66% due 11/01/211,4	3,700,000	3,502,050
LCM XII, LP
2012-12A, 4.76% due 10/19/221,4	3,500,000	3,500,350
Banco Bradesco SA
2014-1B, 5.43% due 03/12/26†††,6	3,441,503	3,464,905
AMMC CLO XI Ltd.
2012-11A, due 10/30/234,8	5,650,000	3,436,895
Fifth Street Senior Loan Fund I LLC
2015-1A, 4.01% due 01/20/271,4	3,500,000	3,387,650
ACA CLO Ltd.
2007-1A, 1.20% due 06/15/221,4	3,550,000	3,383,150
First Franklin Mortgage Loan Trust
2006-FF1, 0.51% due 01/25/361	2,750,000	2,424,356

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

2006-FF1, 0.61% due 01/25/361	$1,225,000	$931,375
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 3.54% due 10/18/251,4	3,500,000	3,342,150
Primus CLO II Ltd.
2007-2A, 1.20% due 07/15/211,4	3,500,000	3,267,250
DIVCORE CLO Ltd.
2013-1A B, 4.07% due 11/15/32	3,250,000	3,266,250
CIFC Funding 2012-I Ltd.
2014-1AR, 3.33% due 08/14/241,4	3,250,000	3,261,375
GSAA Home Equity Trust
2006-14, 0.42% due 09/25/361	5,288,848	3,251,758
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.76% due 04/25/261,4	2,200,000	2,136,200
2014-18A, 4.26% due 04/25/261,4	1,200,000	1,109,280
Duane Street CLO II Ltd.
2006-2A, 4.01% due 08/20/181,4	3,250,000	3,201,900
ALM VII R Ltd.
2013-7RA, 3.71% due 04/24/241,4	3,250,000	3,189,875
Oaktree EIF II Series A1 Ltd.
2015-B1A, 3.46% due 02/15/261,4	3,250,000	3,189,225
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/234	3,042,754	3,091,760
GSAA Home Equity Trust
2006-18, 6.00% due 11/25/367	4,578,062	3,062,998
Marathon CLO VII Ltd.
2014-7A, 3.73% due 10/28/251,4	3,000,000	3,009,000
Shackleton I CLO Ltd.
2012-1A, 5.01% due 08/14/231,4	3,000,000	2,999,700
CIFC Funding 2012-II Ltd.
2012-2A, 4.52% due 12/05/241,4	2,000,000	2,000,000
2012-2A, 3.27% due 12/05/241,4	1,000,000	986,900
ACIS CLO Ltd.
2015-6A, 3.63% due 05/01/271,4	3,000,000	2,977,800
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2AR, 4.16% due 07/20/231,4	3,000,000	2,977,500
Home Equity Asset Trust
2005-7, 0.62% due 01/25/361	3,250,000	2,939,430
Race Point V CLO Ltd.
2014-5AR, 3.99% due 12/15/221,4	2,900,000	2,893,910
Vibrant CLO II Ltd.
2013-2A, 3.01% due 07/24/241,4	3,000,000	2,891,100
Franklin CLO Ltd.
2007-6A, 2.51% due 08/09/191,4	3,000,000	2,889,000
Helios Series I Multi Asset CBO Ltd.
2001-1A, 1.19% due 12/13/361,4	3,075,483	2,885,418
Mountain Hawk III CLO Ltd.
2014-3A, 2.80% due 04/18/251,4	3,000,000	2,883,000
Sound Point CLO I Ltd.
2012-1A, 4.81% due 10/20/231,4	2,750,000	2,759,900
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.31% due 07/25/371,4	3,054,152	2,687,012

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

Marathon CLO VI Ltd.
2014-6A, 3.11% due 05/13/251,4	$2,750,000	$2,664,200
ShackletonCLO Ltd.
2014-5A, 2.96% due 05/07/261,4	2,750,000	2,633,675
Fortress Credit BSL Ltd.
2013-1A, 3.15% due 01/19/251,4	2,750,000	2,633,400
Callidus Debt Partners CLO Fund VI Ltd.
2007-6A, 3.26% due 10/23/211,4	2,100,000	2,044,350
2007-6A, 1.51% due 10/23/211,4	500,000	480,250
Apidos CLO XX
2015-20A, 3.42% due 01/16/271,4	2,500,000	2,504,000
LCM X, LP
2014-10AR, 4.00% due 04/15/221,4	2,500,000	2,494,250
Gallatin CLO VII Ltd.
2014-1A, 4.01% due 07/15/231,4	2,500,000	2,465,750
Great Lakes CLO Ltd.
2012-1A, due 01/15/234,8	3,250,000	2,436,525
Westwood CDO II Ltd.
2007-2X, 2.05% due 04/25/22	1,550,000	1,476,065
2007-2A, 2.06% due 04/25/221,4	1,000,000	952,300
San Gabriel CLO Ltd.
2007-1A, 2.51% due 09/10/211,4	2,450,000	2,396,100
Finn Square CLO Ltd.
2012-1A, due 12/24/234,8	3,250,000	2,388,425
Keuka Park CLO Limited
2013-1A, due 10/21/244,8	3,000,000	2,372,100
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.26% due 12/20/181,4	2,376,000	2,330,143
Mountain Hawk I CLO Ltd.
2013-1A, 2.98% due 01/20/241,4	2,400,000	2,327,520
Octagon Loan Funding Ltd.
2014-1A, due 11/18/264,8	3,000,000	2,267,400
GSAA Trust
2005-10, 0.82% due 06/25/351	2,462,000	2,231,788
CIFC Funding Ltd.
2013-2A, 3.86% due 04/21/251,4	2,250,000	2,171,700
Venture XII CLO Ltd.
2013-12A, 3.91% due 02/28/241,4	2,250,000	2,163,600
Acis CLO Ltd.
2013-1A, 4.76% due 04/18/241,4	2,100,000	2,105,880
Gale Force 4 CLO Ltd.
2007-4A, 3.76% due 08/20/211,4	2,000,000	2,000,600
Ableco Capital LLC
2013-1, 4.92% due 05/31/191,6	2,000,000	2,000,000
Northwoods Capital VII Ltd.
2006-7A, 3.76% due 10/22/211,4	2,000,000	1,995,000
Neuberger Berman CLO XVIII Ltd.
2014-18A, 3.38% due 11/14/251,4	2,000,000	1,989,600
OHA Credit Partners VII Ltd.
2012-7A, 4.26% due 11/20/231,4	2,000,000	1,989,000
CIFC Funding Ltd.
2006-1BA, 4.26% due 12/22/201,4	2,000,000	1,984,000
OCP CLO Ltd.
2014-6A, 3.36% due 07/17/261,4	2,000,000	1,975,200

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

Adirondack Park CLO Ltd.
2013-1A, 3.90% due 04/15/241,4	$2,000,000	$1,949,200
Salus CLO Ltd.
2013-1AN, 6.98% due 03/05/211,4	1,200,000	1,187,280
2013-1AN, 4.98% due 03/05/211,4	750,000	754,350
Lime Street CLO Corp.
2007-1A, 2.77% due 06/20/211,4	2,000,000	1,939,000
AMMC CLO XIV Ltd.
2014-14A, 3.06% due 07/27/261,4	2,000,000	1,937,600
Cerberus Onshore II CLO LLC
2014-1A, 3.75% due 10/15/231,4	1,000,000	975,900
2014-1A, 4.25% due 10/15/231,4	1,000,000	947,600
Churchill Financial Cayman Ltd.
2007-1A, 1.50% due 07/10/191,4	1,000,000	960,900
2007-1A, 2.85% due 07/10/191,4	1,000,000	942,600
Kingsland III Ltd.
2006-3A, 1.86% due 08/24/211,4	1,890,000	1,824,984
Regatta Funding Ltd.
2007-1X, 3.57% due 06/15/201	1,800,000	1,781,820
New Century Home Equity Loan Trust
2004-4, 0.97% due 02/25/351	1,974,581	1,770,214
Symphony CLO XV Ltd.
2014-15A, 3.40% due 10/17/261,4	1,750,000	1,749,825
Shackleton II CLO Ltd.
2012-2A, 4.31% due 10/20/231,4	1,750,000	1,717,800
CIFC Funding Ltd.
2014-1A, 3.05% due 04/18/251,4	1,750,000	1,708,000
Canyon Capital CLO Ltd.
2013-1A, 3.05% due 01/15/241,4	1,750,000	1,706,775
Madison Park Funding XI Ltd.
2013-11A, 3.76% due 10/23/251,4	1,750,000	1,683,500
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/411,4	1,692,385	1,682,061
Airplanes Pass Through Trust
2001-1A, 0.72% due 03/15/191	3,903,457	1,600,417
Telos CLO Ltd.
2007-2A, 2.45% due 04/15/221,4	1,650,000	1,592,085
MCF CLO IV LLC
2014-1A, 6.20% due 10/15/251,4	1,750,000	1,573,075
Landmark VIII CLO Ltd.
2006-8A, 1.71% due 10/19/201,4	1,650,000	1,569,810
OHA Park Avenue CLO I Ltd.
2007-1A, 3.52% due 03/14/221,4	1,575,695	1,525,745
Avalon IV Capital Ltd.
2014-1AR, 4.11% due 04/17/231,4	1,500,000	1,496,700
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/244,8	1,800,000	1,494,000
OZLM Funding V Ltd.
2013-5A, 3.23% due 01/17/261,4	1,500,000	1,482,600

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

New Century Home Equity Loan Trust
2005-1, 0.89% due 03/25/351	$1,705,915	$1,482,493
MCF CLO I LLC
2013-1A, 3.81% due 04/20/231,4	1,500,000	1,469,550
Black Diamond CLO Delaware Corp.
2005-1A, 2.17% due 06/20/171,4	1,500,000	1,468,350
Bacchus Ltd.
2006-1A, 1.81% due 01/20/191,4	1,500,000	1,468,050
Sands Point Funding Ltd.
2006-1A, 2.01% due 07/18/201,4	1,500,000	1,464,900
Steele Creek CLO Ltd.
2014-1A, 3.46% due 08/21/261,4	1,500,000	1,463,250
Greywolf CLO III Ltd.
2014-1A, 3.11% due 04/22/261,4	1,500,000	1,460,250
Black Diamond CLO Delaware Corp.
2005-2A, 2.07% due 01/07/181,4	1,500,000	1,458,150
Covenant Credit Partners CLO I Ltd.
2014-1A, 3.18% due 07/20/261,4	1,500,000	1,437,750
Figueroa CLO Ltd.
2013-2A, 4.00% due 12/18/251,4	1,500,000	1,423,950
Connecticut Valley Structured Credit CDO III Ltd.
2006-3A, 0.91% due 03/23/231,4	1,000,000	968,000
2006-3A, 6.68% due 03/23/234	441,767	439,116
TCW Global Project Fund III Ltd.
2005-1A, 0.91% due 09/01/171,4	860,193	834,387
2005-1A, 1.11% due 09/01/17†††,1,4	600,000	569,640
Kingsland IV Ltd.
2007-4A, 1.70% due 04/16/211,4	1,500,000	1,400,250
Structured Asset Investment Loan Trust
2005-2, 0.91% due 03/25/351	1,500,000	1,393,917
Duane Street CLO IV Ltd.
2007-4A, 2.51% due 11/14/211,4	1,400,000	1,363,460
Cerberus Offshore Levered I, LP
2012-1A, 6.27% due 11/30/181,4	1,350,000	1,350,540
Ares XXV CLO Ltd.
2013-3A, due 01/17/244,8	2,000,000	1,343,800
Asset Backed Securities Corporation Home Equity Loan Trust Series OOMC
2006-HE5, 0.31% due 07/25/361	1,471,403	1,317,923
TICP CLO II Ltd.
2014-2A, 3.26% due 07/20/261,4	1,300,000	1,276,080
ALM VI Ltd.
2012-6A, due 06/14/234,8	1,600,000	1,263,840
NewStar Commercial Loan Funding LLC
2014-1A, 5.01% due 04/20/251,4	1,250,000	1,250,000
Galaxy XII CLO Ltd.
2012-12A, 4.26% due 05/19/231,4	1,250,000	1,243,375
COA Summit CLO Ltd.
2014-1A, 4.10% due 04/20/231,4	1,250,000	1,240,875

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

GoldenTree Loan Opportunities III Ltd.
2007-3A, 3.45% due 05/01/221,4	$1,250,000	$1,214,500
Halcyon Loan Advisors Funding Ltd.
2012-2A, 3.12% due 12/20/241,4	1,250,000	1,212,500
ColumbusNova CLO Ltd.
2007-1A, 1.61% due 05/16/191,4	1,250,000	1,212,500
ICE EM CLO
2007-1A, 1.23% due 08/15/221,4	1,250,000	1,193,500
ARES CLO Ltd.
2013-1X, due 04/15/258	1,660,000	1,128,136
Tricadia Ltd.
2006-6A, 1.01% due 11/05/411,4	1,150,000	1,119,985
Black Diamond CLO 2006-1 Luxembourg S.A.
2007-1A, 0.94% due 04/29/191,4	1,100,000	1,041,150
Blade Engine Securitization Ltd.
2006-1A, 1.17% due 09/15/411	794,764	604,021
2006-1A, 3.17% due 09/15/411,4	1,029,910	415,981
Marathon CLO Ltd.
due 02/21/258	1,000,000	992,600
Katonah Ltd.
2007-10A, 2.26% due 04/17/201,4	1,000,000	987,600
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.26% due 08/15/231,4	1,000,000	976,500
Palmer Square CLO Ltd.
2014-1A, 2.81% due 10/17/221,4	1,000,000	975,600
OHA Loan Funding Ltd.
2013-1A, 3.86% due 07/23/251,4	1,000,000	974,400
Gleneagles CLO Ltd.
2005-1A, 1.15% due 11/01/171,4	1,000,000	974,400
Halcyon Loan Investors CLO I, Inc.
2006-1A, 3.76% due 11/20/201,4	1,000,000	970,200
ACAS CLO Ltd.
2013-1A, 3.01% due 04/20/251,4	1,000,000	970,200
Cavalry CLO II
2013-2A, 4.25% due 01/17/241,4	1,000,000	967,800
Pangaea CLO Ltd.
2007-1A, 0.76% due 10/21/211,4	1,000,000	964,400
Halcyon Loan Investors CLO II, Inc.
2007-2A, 1.66% due 04/24/211,4	1,000,000	963,600
CIFC Funding Ltd.
2013-4A, 3.76% due 11/27/241,4	1,000,000	959,000
WhiteHorse VIII Ltd.
2014-1A, 3.01% due 05/01/261,4	1,000,000	943,800
Eastland CLO Ltd.
2007-1A, 0.65% due 05/01/221,4	1,000,000	940,200
MCF CLO III LLC
2014-3A, 3.46% due 01/20/241,4	1,000,000	916,400
Aames Mortgage Investment Trust
2006-1, 0.49% due 04/25/361	919,397	901,379
Fortress Credit Opportunities
2005-1A, 0.59% due 07/15/191,4	940,428	854,379

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

Babcock & Brown Air Funding I Ltd.
2007-1A, 0.47% due 11/14/331,4	$945,789	$803,921
KKR Financial CLO Ltd.
2007-1X, 5.25% due 05/15/21	800,000	799,120
Central Park CLO Ltd.
2011-1A, 3.46% due 07/23/221,4	750,000	749,175
Garrison Funding Ltd.
2013-2A, 4.88% due 09/25/231,4	750,000	743,100
Venture XV CLO Ltd.
2013-15A, 3.35% due 07/15/251,4	750,000	741,600
Octagon Investment Partners XV Ltd.
2013-1A, 3.11% due 01/19/251,4	750,000	739,650
Venture XIV CLO Ltd.
2013-14A, 3.01% due 08/28/251,4	750,000	727,050
Westwood CDO I Ltd.
2007-1A, 0.94% due 03/25/211,4	700,000	660,100
Asset Backed Securities Corporation Home Equity Loan Trust Series
2004-HE8, 1.22% due 12/25/341	680,993	653,827
Northwind Holdings LLC
2007-1A, 1.01% due 12/01/371,4	613,950	558,695
Aerco Ltd.
2000-2A, 0.63% due 07/15/251	1,143,801	465,413
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49†††,3,4	509,332	450,097
TCW Global Project Fund II Ltd.
2004-1A, 1.60% due 06/24/161,4	308,984	297,397
Marathon CLO II Ltd.
2005-2A, due 12/20/194,8	2,250,000	264,150
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.44% due 07/09/171	260,000	252,486
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.76% due 09/15/351,4	230,254	226,316
Drug Royalty Limited Partnership 1
2012-1, 5.50% due 07/15/241,4	188,308	193,759
Vega Containervessel plc
2006-1A, 5.56% due 02/10/214	123,365	122,094
BlackRock Senior Income Series Corp.
2004-1X, due 09/15/16†††,8	2,400,000	240
Total Asset-Backed Securities
(Cost $1,083,048,268)		1,090,960,401

SENIOR FLOATING RATE INTERESTS††,1,11 - 20.0%
INDUSTRIAL - 4.4%
Travelport Holdings LLC
5.75% due 09/02/21	28,827,750	29,064,425
CareCore National LLC
5.50% due 03/05/21	8,004,325	8,044,347
Rise Ltd.
4.74% due 02/12/39	6,526,042	6,574,987
Gates Global, Inc.
4.25% due 07/05/21	6,481,864	6,453,538
Nord Anglia Education Finance LLC
4.50% due 03/31/21	4,122,237	4,122,237

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount		Value

Connolly Corp.
5.00% due 05/14/21		$3,991,645	$4,009,128
SIRVA Worldwide, Inc.
7.50% due 03/27/19		3,822,000	3,802,890
AABS Ltd.
4.87% due 01/15/38		3,428,507	3,488,506
Hardware Holdings LLC
6.75% due 03/30/206		3,482,500	3,378,025
Brickman Group Holdings, Inc.
4.00% due 12/18/20		3,327,067	3,309,500
GYP Holdings III Corp.
4.75% due 04/01/21		3,279,240	3,191,127
NVA Holdings, Inc.
4.99% due 08/14/21		2,347,125	2,347,125
8.00% due 08/14/22		750,000	750,000
Berlin Packaging LLC
4.50% due 10/01/21		2,936,497	2,939,551
Mast Global
8.75% due 09/12/19†††,6		2,915,195	2,893,146
Flakt Woods
2.63% due 03/20/17†††,6	EUR	2,664,741	2,806,965
AlliedBarton Security Services LLC
4.25% due 02/12/21		2,712,378	2,710,127
syncreon
5.25% due 10/28/20		2,814,375	2,694,764
Goodpack Ltd.
4.75% due 09/09/21		2,550,000	2,543,625
Pro Mach Group, Inc.
5.50% due 10/22/21		2,500,000	2,513,750
Knowledge Learning Corp.
5.25% due 03/18/21		2,376,000	2,395,792
Thermasys Corp.
5.25% due 05/03/19		2,319,625	2,313,826
MRC Global, Inc.
5.00% due 11/08/19		2,216,250	2,125,384
SIG Onex Wizard Acquisition
5.25% due 03/11/22		2,000,000	2,016,240
Ceva Logistics US Holdings
6.50% due 03/19/21		1,989,754	1,859,584
Power Borrower, LLC
4.25% due 05/06/20		1,479,176	1,464,385
8.25% due 11/06/20		275,000	267,438
Survitec
8.00% due 02/24/22	GBP	1,125,000	1,671,201
Ceva Group plc (United Kingdom)
6.50% due 03/19/21		1,381,773	1,291,378
due 03/19/198		200,000	167,638
Dematic S.A.
4.25% due 12/28/19		1,418,046	1,413,324
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21		1,442,571	1,348,198
CPM Acquisition Corp.
6.25% due 08/29/17		766,545	766,545
10.25% due 03/01/18		450,000	450,000
API Technologies Corp.
9.00% due 02/06/18†††,6		1,199,502	1,190,386
Hillman Group, Inc.
4.50% due 06/30/21		794,000	799,622
3.48% due 06/13/196		414,286	375,617
SI Organization
5.75% due 11/23/19		1,121,958	1,125,885
Constantinople Acquisition GmbH
4.75% due 02/25/22		1,000,000	998,440
Element Materials Technology
5.25% due 08/06/21		995,000	995,000
US Infrastructure Corp.
4.00% due 07/10/20		1,000,000	992,500
Exopack Holdings SA
5.25% due 05/08/19		987,500	991,618
Mitchell International, Inc.
8.50% due 10/11/21		900,000	890,811
V.Group Ltd.
5.00% due 06/25/21		794,000	797,311
Capstone Logistics
5.50% due 10/07/21		798,000	794,010

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount		Value

Hunter Defense Technologies
6.50% due 08/05/19		$780,000	$780,000
NANA Development Corp.
8.00% due 03/15/186		780,000	746,850
Doncasters Group Ltd.
9.50% due 10/09/20		744,828	741,103
Hunter Fan Co.
6.50% due 12/20/176		573,821	568,082
Headwaters, Inc.
4.50% due 03/11/22		500,000	501,875
Tank Holdings Corp.
5.25% due 03/11/22		500,000	501,250
Douglas Dynamics, LLC
5.25% due 12/31/21		498,750	499,997
VAT Holding AG
4.75% due 02/11/21		495,000	492,936
Multiplan, Inc.
3.75% due 03/31/21		483,750	481,936
Waste Industries USA, Inc.
4.25% due 02/27/20		300,000	300,843
Landmark Aviation (US)
4.75% due 10/25/19		288,548	288,692
Ceva Logistics Canada, ULC
6.50% due 03/19/21		248,719	232,448
Camp Systems International
8.25% due 11/29/19		120,000	119,700
Landmark Aviation (CAD)
4.75% due 10/25/19		11,452	11,458
Total Industrial			133,407,066

CONSUMER, CYCLICAL - 3.5%
Sears Holdings Corp.
5.50% due 06/30/18		6,568,335	6,463,635
Sky Bet
6.50% due 02/25/22	GBP	3,700,000	5,468,947
American Tire Distributors, Inc.
5.25% due 09/24/21		2,763,181	2,773,543
7.00% due 06/01/18		2,456,976	2,456,976
Burger King Corp.
4.50% due 10/27/21		4,955,852	5,002,635
Eyemart Express
5.00% due 12/18/21		4,750,000	4,773,750
Neiman Marcus Group, Inc.
4.25% due 10/25/20		4,744,331	4,725,638
National Vision, Inc.
4.00% due 03/12/21		4,076,375	4,027,132
6.75% due 03/11/22		650,000	632,125
Landry’s, Inc.
4.00% due 04/24/18		4,528,384	4,534,045
Advantage Sales & Marketing, Inc.
4.25% due 07/23/216		4,389,000	4,382,899
PetSmart, Inc.
5.00% due 03/11/22		4,000,000	4,028,920
ServiceMaster Co.
4.25% due 07/01/21		3,734,750	3,716,076
Mattress Firm
5.25% due 10/20/21		3,341,625	3,362,510
Hilton Worldwide Holdings, Inc.
3.50% due 10/26/20		3,328,431	3,331,460
Ipreo Holdings
4.25% due 08/06/21		3,096,875	3,069,777
Party City Holdings, Inc.
4.00% due 07/27/19		2,650,000	2,645,575
J. Crew Group, Inc.
4.00% due 03/05/21		2,508,180	2,322,023
CHG Healthcare Services, Inc.
4.25% due 11/19/19		2,288,342	2,292,347
Fitness International LLC
5.50% due 07/01/20		2,382,746	2,215,954
Men’s Wearhouse
4.50% due 06/18/21		2,189,748	2,197,960
Ceridian Corp.
4.50% due 09/15/20		2,213,095	2,178,527
Dealer Tire LLC
5.50% due 12/22/21		1,995,000	2,021,194
IntraWest Holdings S.à r.l.
5.50% due 12/09/20		1,912,497	1,923,858

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount		Value

1-800 Contacts, Inc.
4.25% due 01/29/21		$1,863,496	$1,856,508
Burlington Coat Factory Warehouse Corp.
4.25% due 08/13/21		1,799,125	1,808,876
Capital Automotive LP
6.00% due 04/30/20		1,770,000	1,796,550
Compucom Systems, Inc.
4.25% due 05/07/20		1,930,000	1,794,900
Stuart Weitzman Acquisition Co.
4.50% due 04/08/206		1,786,500	1,784,267
Nassa Midco AS
4.25% due 05/14/21	EUR	1,650,000	1,779,996
Kate Spade & Co.
4.00% due 04/09/21		1,645,865	1,643,116
Ollies Bargain Outlet
4.75% due 09/28/19		1,502,706	1,487,679
Southern Graphics, Inc.
4.25% due 10/17/19		1,475,063	1,472,304
TI Automotive Ltd.
4.25% due 07/02/21		1,280,325	1,278,725
Alexander Mann Solutions Ltd.
5.75% due 12/20/19		1,283,750	1,270,913
BBB Industries, LLC
6.00% due 11/03/21		1,000,000	998,750
4.18% due 10/17/196		212,500	185,274
Jacobs Entertainment, Inc.
5.25% due 10/29/18		1,204,799	1,168,655
BJ’s Wholesale Club, Inc.
4.50% due 09/26/19		1,147,096	1,146,580
California Pizza Kitchen, Inc.
5.25% due 03/29/18		939,045	913,456
Warner Music Group
3.75% due 07/01/20		848,861	827,639
GCA Services Group, Inc.
9.25% due 11/01/20		440,000	435,600
4.30% due 11/01/19		305,960	305,960
Armored AutoGroup, Inc.
6.00% due 11/05/16		614,197	614,965
Fleetpride Corp.
5.25% due 11/19/19		607,741	602,423
Dave & Busters, Inc.
4.25% due 07/27/20		588,208	589,860
Equinox Fitness
5.00% due 01/31/20		548,618	549,990
Packers Holdings
5.00% due 12/02/21		500,000	503,125
Container Store, Inc.
4.25% due 04/06/19		329,196	327,550
Navistar, Inc.
5.75% due 08/17/17		298,611	299,731
Arby’s
4.75% due 11/15/20		197,500	197,994
CKX Entertainment, Inc.
9.00% due 06/21/176		43,475	30,433
Total Consumer, Cyclical			108,219,325

CONSUMER, NON-CYCLICAL - 3.1%
Albertson’s (Safeway) Holdings LLC
5.50% due 08/25/21		28,500,000	28,725,719
5.00% due 08/26/19		9,000,000	9,052,919
One Call Medical, Inc.
5.00% due 11/27/20		6,174,312	6,171,719
Dollar Tree, Inc.
4.25% due 03/09/22		4,750,000	4,798,165
Performance Food Group
6.25% due 11/14/19		4,052,917	4,056,281
Harvard Drug
5.00% due 08/16/20		3,998,876	3,968,884
Valeant Pharmaceuticals International, Inc.
4.00% due 03/11/22		3,397,590	3,411,860
Grocery Outlet, Inc.
5.75% due 10/21/21		3,042,375	3,051,898
Heinz (H.J.) Co.
3.25% due 06/05/20		2,985,384	2,989,086
Continental Foods
4.27% due 08/20/21	EUR	2,000,000	2,157,700
Dole Food Company, Inc.
4.50% due 11/01/18		1,946,154	1,950,417

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

Reddy Ice Holdings, Inc.
6.75% due 04/01/196	$1,078,491	$943,680
10.75% due 10/01/196	1,125,000	855,000
AdvancePierre Foods, Inc.
9.50% due 10/10/17	1,006,000	1,007,258
5.75% due 07/10/17	730,680	731,286
Diamond Foods, Inc.
4.25% due 08/20/18	1,731,759	1,729,058
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	1,538,046	1,526,511
Phillips-Medsize Corp.
4.75% due 06/16/21	1,489,247	1,486,760
Hearthside Foods
4.50% due 06/02/21	1,389,500	1,397,031
Authentic Brands
5.50% due 05/27/21	1,389,500	1,390,653
DJO Finance LLC
4.25% due 09/15/17	1,222,031	1,224,170
CTI Foods Holding Co. LLC
8.25% due 06/28/21	1,205,000	1,183,913
NES Global Talent
6.50% due 10/03/19	1,129,792	1,073,302
Nellson Nutraceutical (US)
6.00% due 12/23/21	1,041,667	1,036,896
INC Research
4.50% due 11/15/21	997,500	1,003,734
Winebow, Inc.
4.75% due 07/01/21	992,500	979,677
Nellson Nutraceutical (CAD)
6.00% due 12/23/21	958,333	953,944
Akorn, Inc.
4.50% due 04/16/21	845,750	848,397
Par Pharmaceuticals
4.25% due 09/30/19	798,250	797,252
Fender Musical Instruments Corp.
5.75% due 04/03/19	614,250	612,205
Mitel Networks Corp.
5.25% due 01/31/20	575,391	575,270
Hostess Brands
6.75% due 04/09/20	559,350	568,439
Catalent Pharma Solutions, Inc.
4.25% due 05/20/21	354,224	355,598
PPDI
4.00% due 12/05/18	349,107	348,961
Targus Group International, Inc.
14.75% due 05/24/166	223,630	177,226
Rite Aid Corp.
5.75% due 08/21/20	100,000	101,000
VWR Funding, Inc.
3.43% due 04/03/17	50,539	50,445
Total Consumer, Non-cyclical		93,292,314

COMMUNICATIONS - 2.8%
Univision Communications, Inc.
4.00% due 03/01/20	22,626,562	22,572,739
Avaya, Inc.
4.68% due 10/26/17	13,877,677	13,647,446
6.50% due 03/31/18	8,757,187	8,729,251
Charter Communications Operating LLC
4.25% due 09/10/21	8,000,000	8,062,240
Ziggo BV
3.50% due 01/15/22	6,450,000	6,406,978
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	6,381,476	6,399,727
Anaren, Inc.
5.50% due 02/18/21	1,975,000	1,970,063
9.25% due 08/18/21	1,500,000	1,485,000
Interactive Data Corp.
4.75% due 05/02/21	2,282,750	2,291,790
Proquest LLC
5.25% due 10/24/21	2,000,000	2,001,880
Cumulus Media, Inc.
4.25% due 12/23/20	1,739,922	1,706,429
Lions Gate Entertainment Corp.
5.00% due 03/11/22	1,700,000	1,701,411

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount		Value

Springer Science + Business Media SA
4.75% due 08/14/20		$1,500,000	$1,501,875
Gogo LLC
11.25% due 03/21/186		1,018,237	1,038,602
7.50% due 03/21/18		475,783	456,752
Bureau van Dijk Electronic Publishing BV
5.06% due 09/20/21	GBP	1,000,000	1,488,479
MergerMarket Ltd.
4.50% due 02/04/21		1,188,995	1,153,325
GCI Holdings
4.75% due 02/02/22		900,000	900,000
Liberty Cablevision of Puerto Rico LLC
4.50% due 01/07/22		600,000	596,628
Asurion Corp.
4.25% due 07/08/20		498,731	497,050
Internet Brands
5.00% due 07/08/21		198,739	198,429
Total Communications			84,806,094

TECHNOLOGY - 2.6%
TIBCO Software, Inc.
6.50% due 12/04/20		8,800,000	8,791,727
Advanced Computer Software
10.50% due 01/31/23		4,750,000	4,560,000
6.50% due 01/31/22		3,500,000	3,451,875
Telx Group
4.50% due 04/09/20		4,848,789	4,816,447
7.50% due 04/09/21		875,000	862,969
Micro Focus International plc
5.25% due 11/19/21		4,692,647	4,699,686
Greenway Medical Technologies
6.00% due 11/04/206		3,604,375	3,604,375
9.25% due 11/04/216		550,000	536,250
Sabre, Inc.
4.00% due 02/19/19		3,305,924	3,305,924
4.50% due 02/19/19		248,737	248,675
Avago Technologies Ltd.
3.75% due 05/06/21		3,462,724	3,467,710
Blue Coat Systems, Inc.
4.00% due 05/31/19		3,215,197	3,212,529
P2 Energy Solutions
5.00% due 10/30/20		2,494,868	2,416,903
9.00% due 04/30/21		600,000	552,000
Deltek, Inc.
4.50% due 10/10/18		2,768,967	2,773,286
Renaissance Learning Corp.
4.50% due 04/09/21		2,831,611	2,770,250
EIG Investors Corp.
5.00% due 11/09/19		2,727,890	2,736,428
Wall Street Systems
4.50% due 04/30/21		2,576,087	2,561,609
LANDesk Group, Inc.
5.00% due 02/25/20		2,415,357	2,409,319
Mirion Technologies
5.75% due 01/26/22		2,250,000	2,257,313
Active Network, Inc., The
5.50% due 11/13/20		2,062,373	2,052,928
Sparta Holding Corp.
7.50% due 07/28/20†††		1,895,250	1,878,193
Sophos
5.00% due 01/29/21		1,576,040	1,579,318
Evergreen Skill
5.75% due 04/28/21		1,551,050	1,531,662
Sophia, LP
4.00% due 07/19/18		1,438,639	1,436,481
Data Device Corp.
5.75% due 07/15/20		1,275,625	1,266,058
GlobalLogic Holdings, Inc.
6.25% due 05/31/19		1,185,000	1,176,113
Flexera Software LLC
4.50% due 04/02/20		828,033	825,963
8.00% due 04/02/21		350,000	341,250
Go Daddy Operating Company, LLC
4.75% due 05/13/21		1,129,894	1,133,770
Aspect Software, Inc.
7.25% due 05/07/16		1,135,931	1,130,251

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount		Value

Eze Castle Software, Inc.
4.00% due 04/06/20		$700,000	$695,919
7.25% due 04/05/21		400,000	376,000
ION Trading Technologies Ltd.
4.50% due 06/10/21	EUR	900,000	972,164
Infor, Inc.
3.75% due 06/03/20		800,000	792,128
Quorum Business Solutions
5.75% due 08/07/21		668,325	653,288
Paradigm Ltd
4.75% due 07/30/196		729,674	653,058
Hyland Software, Inc.
4.75% due 02/19/21		633,600	636,768
CCC Information Services, Inc.
4.00% due 12/20/19		299,235	297,739
Total Technology			79,464,326

FINANCIAL - 1.8%
Intertrust Group
4.53% due 04/16/21		4,760,000	4,752,051
7.28% due 04/11/22		1,900,000	1,891,298
Corporate Capital Trust
4.00% due 05/20/19		4,993,883	4,993,882
National Financial Partners Corp.
4.50% due 07/01/20		3,939,977	3,926,029
4.42% due 07/01/186		703,704	639,323
Magic Newco, LLC
5.00% due 12/12/18		3,389,231	3,391,636
12.00% due 06/12/19		1,075,000	1,169,063
Lineage Logistics LLC
4.50% due 04/07/21		4,399,580	4,358,356
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19		2,793,029	2,775,573
10.50% due 08/28/19†††,6		1,400,000	1,390,340
AssuredPartners
5.00% due 04/02/21		3,986,241	3,973,804
7.75% due 04/02/22		199,500	191,520
Hyperion Insurance
5.50% due 03/26/22		3,300,000	3,316,500
First Data Corp.
3.67% due 03/23/18		3,110,000	3,106,890
4.17% due 03/24/21		178,213	178,658
York Risk Services
4.75% due 10/01/21		2,987,743	2,975,284
Transunion Holding Co.
4.00% due 04/09/21		2,772,544	2,770,825
USI Holdings Corp.
4.25% due 12/27/19		2,282,525	2,283,484
Expert Global Solutions
8.50% due 04/03/18		2,152,660	2,146,375
American Stock Transfer & Trust
5.75% due 06/26/20		1,586,512	1,578,579
DTZ US Borrower, LLC
5.50% due 11/04/21		1,000,000	1,005,000
HUB International Ltd.
4.00% due 10/02/20		800,000	792,856
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19		684,250	672,276
9.25% due 06/10/20		116,932	113,132
HDV Holdings
5.75% due 09/17/206		790,000	782,179
Genex Services, Inc.
5.25% due 05/28/21		694,750	695,618
Total Financial			55,870,531

BASIC MATERIALS - 1.4%
Fortescue Metals Group Ltd.
3.75% due 06/30/19		34,332,192	30,949,785
Atkore International, Inc.
4.50% due 04/09/21		1,985,000	1,965,150
7.75% due 10/09/21		850,000	820,250
Ennis-Flint
4.25% due 03/31/21		1,980,000	1,942,875
7.75% due 09/30/21		550,000	495,000

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

Noranda Aluminum Acquisition Corp.
5.75% due 02/28/19	$2,382,362	$2,215,597
Orica Chemicals
7.25% due 02/28/22	1,000,000	980,000
Royal Adhesives and Sealants
5.50% due 07/31/18	900,394	902,645
Hoffmaster Group, Inc.
5.25% due 05/09/20	498,744	500,823
6.37% due 05/09/196	142,857	129,183
INEOS US Finance LLC
4.25% due 03/11/22	600,000	600,150
Chromaflo Technologies
4.50% due 12/02/19	398,990	395,000
Total Basic Materials		41,896,458

UTILITIES - 0.2%
Veresen Midstream LP
6.00% due 04/01/22	2,700,000	2,695,275
Expro Holdings UK 3 Ltd.
5.75% due 09/02/21	1,795,500	1,524,900
Southeast PowerGen LLC
4.50% due 12/02/21	997,500	1,002,488
Panda Temple II Power
7.25% due 04/03/19	1,000,000	975,000
Texas Competitive Electric Holdings Company LLC
3.75% due 05/05/16	733,663	737,104
Total Utilities		6,934,767

ENERGY - 0.2%
Dynegy, Inc.
4.00% due 04/23/20	1,994,924	1,997,736
FTS International
5.75% due 04/16/21	2,572,727	1,985,837
Cactus Wellhead
7.00% due 07/31/20	1,492,500	910,425
PSS Companies
5.50% due 01/28/20	868,253	681,578
Magnum Hunter Resources
8.50% due 10/22/19	456,453	449,415
Total Energy		6,024,991
Total Senior Floating Rate Interests
(Cost $612,341,133)		609,915,872

CORPORATE BONDS††,11 - 19.2%
FINANCIAL - 9.5%
Bank of America Corp.
6.25%1,2,9	19,150,000	19,509,062
5.13%1,2,9	16,450,000	16,160,480
6.10%1,2	15,000,000	15,215,625
6.50%1,2	1,900,000	2,009,250
Citigroup, Inc.
5.88%1,2,9	16,580,000	16,745,799
5.80%1,2,9	14,850,000	14,887,125
6.30%1,2,9	8,000,000	8,170,000
5.35%1,2,9	6,895,000	6,670,913
5.95%1,2	6,300,000	6,378,750
JPMorgan Chase & Co.
5.00%1,2,9	20,490,000	20,130,400
5.15%1,2,9	8,875,000	8,664,219
6.10%1,2	2,000,000	2,060,000
SunTrust Banks, Inc.
5.63%1,2,9	29,000,000	29,561,875
HRG Group, Inc.
7.88% due 07/15/199	15,971,000	16,809,478
Fifth Third Bancorp
5.10%1,2,9	11,720,000	11,134,000
4.90%1,2	3,000,000	2,898,750
HSBC Holdings plc
5.63%1,2,9	8,850,000	8,932,969
6.37%1,2	2,850,000	2,910,563
6.38%1,2	1,500,000	1,533,750
Nordea Bank AB
5.50%1,2,4,9	6,400,000	6,504,000
6.13%1,2,4	5,050,000	5,210,994
Morgan Stanley
5.55%1,2,9	11,000,000	11,110,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.37% due 04/01/204	5,575,000	5,407,750

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

7.50% due 04/15/214	$2,550,000	$2,460,750
6.87% due 04/15/224	1,100,000	1,023,000
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/184,9	6,926,000	7,133,780
CIC Receivables Master Trust
4.89% due 10/07/21†††	6,500,000	6,651,450
Wilton Re Finance LLC
5.88% due 03/30/331,4	5,750,000	6,211,731
Customers Bank
6.13% due 06/26/291,4	6,000,000	6,165,000
Citizens Financial Group, Inc.
5.50%1,2,4	5,000,000	5,000,000
Cadence Financial Corp.
4.88% due 06/28/1912	4,000,000	4,038,240
Barclays plc
8.25%1,2	3,150,000	3,374,960
Univest Corporation of Pennsylvania
5.10% due 03/30/251,6	2,500,000	2,500,683
QBE Capital Funding III Ltd.
7.25% due 05/24/411,4	1,650,000	1,835,625
Credit Suisse Group AG
6.25%1,2,4	1,845,000	1,812,713
Jefferies LoanCore LLC / JLC Finance Corp.
6.87% due 06/01/204	1,700,000	1,576,750
Prosight Global Inc.
7.50% due 11/26/20†††,6	850,000	890,885
LCP Dakota Fund
10.00% due 08/17/156	69,000	68,979
Total Financial		289,360,298

ENERGY - 2.0%
ContourGlobal Power Holdings S.A.
7.12% due 06/01/194,9	10,150,000	10,353,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	7,200,000	7,481,519
6.25% due 04/01/23	1,500,000	1,515,000
Exterran Holdings, Inc.
7.25% due 12/01/189	6,432,000	6,496,320
CONSOL Energy, Inc.
8.00% due 04/01/23	5,950,000	5,868,188
Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.37% due 06/01/20	3,999,000	4,358,910
Sabine Pass Liquefaction LLC
5.62% due 03/01/254	3,800,000	3,757,250
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21	3,860,000	2,663,400
7.75% due 01/15/21	1,350,000	918,000
Comstock Resources, Inc.
10.00% due 03/15/204	2,800,000	2,709,000
Gibson Energy, Inc.
6.75% due 07/15/214	2,340,000	2,386,800
Schahin II Finance Company SPV Ltd.
5.87% due 09/25/224,9	3,344,367	2,021,670
Unit Corp.
6.62% due 05/15/21	2,100,000	1,974,000
Antero Resources Corp.
5.63% due 06/01/23	1,800,000	1,782,000
TerraForm Power Operating LLC
5.87% due 02/01/234	1,600,000	1,660,000
Carrizo Oil & Gas, Inc.
7.50% due 09/15/20	1,500,000	1,541,250

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

Odebrecht Offshore Drilling Finance Ltd.
6.62% due 10/01/2212	$1,186,250	$907,481
Sunoco Limited Partnership / Sunoco Finance Corp.
6.38% due 04/01/23	800,000	824,000
Northern Oil and Gas, Inc.
8.00% due 06/01/20	800,000	710,000
IronGate Energy Services LLC
11.00% due 07/01/1812	600,000	396,000
Total Energy		60,323,788

CONSUMER, NON-CYCLICAL - 1.8%
Vector Group Ltd.
7.75% due 02/15/219	17,210,000	18,307,138
FTI Consulting, Inc.
6.75% due 10/01/209	10,634,000	11,218,870
Opal Acquisition, Inc.
8.87% due 12/15/214,9	7,675,000	7,809,313
Central Garden & Pet Co.
8.25% due 03/01/189	7,325,000	7,494,427
VRX Escrow Corp.
5.88% due 05/15/234	3,050,000	3,126,250
5.38% due 03/15/204	2,700,000	2,723,625
Physio-Control International, Inc.
9.87% due 01/15/194	2,358,000	2,505,375
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.87% due 10/01/224	2,000,000	1,965,000
KeHE Distributors LLC / KeHE Finance Corp.
7.62% due 08/15/214	625,000	663,281
Premier Foods Finance plc
5.56% due 03/16/201,12	GBP 150,000	198,068
Total Consumer, Non-cyclical		56,011,347

COMMUNICATIONS - 1.5%
MDC Partners, Inc.
6.75% due 04/01/204,9	9,000,000	9,483,749
Avaya, Inc.
7.00% due 04/01/194,9	8,605,000	8,540,462
Zayo Group LLC / Zayo Capital, Inc.
6.00% due 04/01/239	7,500,000	7,537,500
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	4,775,000	5,276,375
WMG Acquisition Corp.
6.75% due 04/15/224	3,925,000	3,718,938
Sprint Corp.
7.62% due 02/15/25	2,600,000	2,587,000
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/174	2,495,000	2,582,325
Sprint Communications, Inc.
7.00% due 03/01/204	1,900,000	2,094,750
CenturyLink, Inc.
5.63% due 04/01/25	1,150,000	1,154,313
GCI, Inc.
6.88% due 04/15/25	765,000	770,738
Level 3 Financing, Inc.
9.38% due 04/01/19	500,000	523,440
Expo Event Transco, Inc.
9.00% due 06/15/214	400,000	409,000
Altice Financing S.A.
6.63% due 02/15/234	350,000	360,500
Total Communications		45,039,090

INDUSTRIAL - 1.5%
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/189	9,551,000	10,004,672
Xefin Lux SCA
3.79% due 06/01/19	EUR 5,000,000	5,381,618

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.12% due 04/15/19	$4,950,000	$5,129,438
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	5,950,000	5,117,000
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer
7.87% due 08/15/19	3,500,000	3,696,875
CEVA Group plc
7.00% due 03/01/214	2,625,000	2,546,250
Reliance Intermediate Holdings, LP
6.50% due 04/01/234	2,250,000	2,300,625
Skyway Concession Company LLC
0.65% due 06/30/261,4	2,500,000	2,075,000
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/274	1,928,444	1,957,370
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,6	1,650,000	1,689,435
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.87% due 01/15/17	1,340,000	1,381,875
Ultra Resources, Inc.
4.51% due 10/12/20†††,6	1,500,000	1,374,300
SBM Baleia Azul
5.50% due 09/15/27†††,6	984,720	740,805
LMI Aerospace, Inc.
7.37% due 07/15/194	600,000	604,500
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/194	500,000	502,500
Novelis, Inc.
8.38% due 12/15/17	450,000	470,250
Total Industrial		44,972,513

CONSUMER, CYCLICAL - 1.4%
GRD Holdings III Corp.
10.75% due 06/01/194,9	11,205,000	12,185,437
Bumble Bee Holdings, Inc.
9.00% due 12/15/174,9	6,287,000	6,601,350
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/254,9	6,250,000	6,328,124
Men’s Wearhouse, Inc.
7.00% due 07/01/224,9	3,150,000	3,315,375
Sabre GLBL, Inc.
8.50% due 05/15/194	2,990,000	3,194,666
Rite Aid Corp.
6.13% due 04/01/23	2,500,000	2,562,500
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/196	2,132,423	2,169,740
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/174	1,800,000	1,958,616
WMG Acquisition Corp.
6.00% due 01/15/214	1,450,000	1,479,000
Seminole Hard Rock Entertainment Incorporated / Seminole Hard Rock International LLC
5.88% due 05/15/214	900,000	903,375
Argos Merger Sub, Inc.
7.12% due 03/15/234	500,000	518,125
PF Chang’s China Bistro, Inc.
10.25% due 06/30/204	465,000	481,275

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

Guitar Center, Inc.
6.50% due 04/15/194	$285,000	$248,663
Total Consumer, Cyclical		41,946,246

TECHNOLOGY - 0.6%
Infor US, Inc.
9.37% due 04/01/199	8,180,000	8,771,413
6.50% due 05/15/22	2,750,000	2,818,750
First Data Corp.
7.37% due 06/15/194	1,779,000	1,859,055
8.75% due 01/15/224	1,250,000	1,345,313
Eagle Midco, Inc.
9.00% due 06/15/184	3,050,000	3,107,188
Epicor Software Corp.
8.62% due 05/01/19	1,596,000	1,667,820
Open Text Corp.
5.63% due 01/15/234	1,000,000	1,037,500
Total Technology		20,607,039

BASIC MATERIALS - 0.4%
TPC Group, Inc.
8.75% due 12/15/204	5,550,000	5,078,250
Eldorado Gold Corp.
6.12% due 12/15/204,9	2,995,000	2,912,638
KGHM International Ltd.
7.75% due 06/15/194	2,285,000	2,353,550
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,6	1,640,385	1,640,385
1.00% due 07/31/44†††,6	37,316	—
Ineos Finance plc
8.38% due 02/15/194	750,000	797,400
Kaiser Aluminum Corp.
8.25% due 06/01/20	250,000	272,500
Total Basic Materials		13,054,723

GOVERNMENT - 0.4%
Dominican Republic International Bond
6.85% due 01/27/454,9	11,600,000	12,180,000

UTILITIES - 0.1%
AES Corp.
3.26% due 06/01/191	3,900,000	3,880,500
FPL Energy National Wind LLC
5.61% due 03/10/244	48,414	48,414
Total Utilities		3,928,914
Total Corporate Bonds
(Cost $589,367,763)		587,423,958

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.8%
LSTAR Securities Investment Trust
2015-1, 2.18% due 01/01/201,4	52,373,410	51,655,893
2015-2, 2.17% due 01/01/201,4	45,917,782	45,688,193
2015-3, 2.18% due 03/01/201,4	35,000,000	34,825,000
2014-1, 3.28% due 09/01/211,4	26,192,459	26,436,049
Motel 6 Trust
2015-MTL6, 5.28% due 02/05/304	58,000,000	58,088,856
HarborView Mortgage Loan Trust
2006-14, 0.33% due 01/25/471	37,412,685	28,683,969
2006-12, 0.37% due 01/19/381	12,722,857	10,747,087
Nomura Resecuritization Trust
2012-1R, 0.62% due 08/27/471,4	12,646,809	11,698,299
2015-4R, 0.61% due 03/26/361,4	8,496,000	7,683,570
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/461,4	19,493,553	18,534,470
CDGJ Commercial Mortgage Trust
2014-BXCH, 4.42% due 12/15/271,4	12,500,000	12,516,763

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

CSMC Trust
2014-SURF, 3.28% due 02/15/291,4	$9,300,000	$9,289,138
LSTAR Commercial Mortgage Trust
2011-1, 5.42% due 06/25/431,4	5,139,000	5,215,052
Hilton USA Trust
2013-HLT, 5.22% due 11/05/181,4	4,300,000	4,416,775
Morgan Stanley Capital I Trust
2015-XLF1, 3.15% due 08/13/161,4	3,300,000	3,304,386
Morgan Stanley Re-REMIC Trust
2010-R5, 0.48% due 06/26/361,4	2,739,612	1,968,767
Resource Capital Corporation CRE Notes 2013 Ltd.
2013-CRE1, 3.67% due 12/15/281,4	1,000,000	999,998
Total Collateralized Mortgage Obligations
(Cost $330,525,140)		331,752,265

MORTGAGE-BACKED SECURITIES†† - 5.6%
American Home Mortgage Assets Trust
2007-1, 0.83% due 02/25/471	34,425,425	21,893,573
2006-4, 0.36% due 10/25/461	11,875,163	8,249,225
2006-6, 0.36% due 12/25/461	6,973,634	4,890,191
American Home Mortgage Investment Trust
2006-1, 0.45% due 03/25/461	11,135,804	9,223,051
2006-1,0.57% due 03/25/461	6,758,041	5,616,033
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.97% due 11/25/461	11,314,564	7,886,568
2006-8, 4.82% due 10/25/367	4,151,829	2,989,595
2007-OA4, 0.89% due 04/25/471	2,945,139	2,162,836
Lehman XS Trust Series
2006-16N, 0.36% due 11/25/461	14,161,367	11,822,236
IndyMac INDX Mortgage Loan Trust
2006-AR4, 0.38% due 05/25/461	12,341,735	10,454,955
Luminent Mortgage Trust
2006-2, 0.37% due 02/25/461	13,712,635	10,257,489
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA3, 0.90% due 04/25/471	12,540,284	9,921,961
GreenPoint Mortgage Funding Trust
2006-AR1, 0.46% due 02/25/361	9,562,337	8,230,170
Resource Capital Corporation
2015-CRE3, 4.17% due 03/15/321,4	7,000,000	6,999,979
RALI Series Trust
2007-QO3, 0.33% due 03/25/471	7,665,977	6,348,226
HarborView Mortgage Loan Trust
2005-13, 0.46% due 02/19/361	7,938,483	5,939,596
Wells Fargo Alternative Loan Trust
2007-PA3, 6.25% due 07/25/37	6,142,073	5,566,063

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.25% due 02/25/471	$5,642,266	$5,269,966
GE Business Loan Trust
2007-1A, 0.62% due 04/16/351,4	5,512,209	5,073,129
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.40% due 02/25/361	5,249,569	4,373,621
Alliance Bancorp Trust
2007-OA1, 0.41% due 07/25/371	5,014,245	3,348,533
Carlyle Global Market Strategies
2013-3X SUB, due 07/15/258	4,000,000	3,116,800
Chase Mortgage Finance Trust Series
2006-S3, 6.00% due 11/25/36	3,203,211	2,797,018
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	3,865,260	2,751,910
First Horizon Alternative Mortgage Securities Trust
2006-FA1, 5.75% due 04/25/36	2,617,876	2,137,245
Acis CLO Ltd.
2013-2A, 4.10% due 10/14/221,4	1,800,000	1,783,620
Bear Stearns Mortgage Funding Trust
2007-AR5, 0.34% due 06/25/471	1,762,177	1,408,015
Wachovia Bank Commercial Mortgage Trust Series
2007-WHL8, 0.87% due 06/15/201,4	1,256,378	1,222,214
BAMLL-DB Trust
2012-OSI, 6.79% due 04/13/294	550,000	580,300
Total Mortgage-Backed Securities
(Cost $172,163,703)		172,314,118

FOREIGN GOVERNMENT BONDS†† - 0.8%
Kenya Government International Bond
6.88% due 06/24/244,9	23,710,000	24,759,168
Total Foreign Government Bonds
(Cost $24,350,841)		24,759,168

MUNICIPAL BONDS†† - 0.1%
CALIFORNIA - 0.1%
Stockton Public Financing Authority Revenue Bonds
7.94% due 10/01/38	2,000,000	2,288,160

PUERTO RICO - 0.0%
Puerto Rico Highways & Transportation Authority Revenue Bonds
1.03% due 07/01/271	200,000	157,994
Total Municipal Bonds
(Cost $2,432,650)		2,446,154

REPURCHASE AGREEMENTS††,6,10 - 1.8%
Jefferies & Company, Inc. issued 03/06/15 at 3.18%
due 04/06/15	19,793,000	19,793,000
issued 03/19/15 at 3.18% due 04/17/15	11,344,000	11,344,000
issued 03/27/15 at 3.18% due 05/01/15	10,675,000	10,675,000
issued 03/30/15 at 3.18% due 04/24/15	5,600,000	5,600,000
issued 03/11/15 at 3.18% due 04/10/15	2,376,000	2,376,000
issued 03/30/15 at 2.68% due 04/24/15	1,235,000	1,235,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Face Amount	Value

issued 03/30/15 at 2.68% due 05/07/15	$1,072,000	$1,072,000
issued 03/19/15 at 2.68% due 04/17/15	865,000	865,000
Barclays issued 10/27/14 at (0.10)%
due 10/30/15	368,375	368,375
issued 10/27/14 at (0.10)% due 10/29/15	263,125	263,125
issued 11/12/14 at (0.10)% due 11/13/15	211,000	211,000
issued 10/31/14 at (0.10)% due 11/04/15	209,750	209,750

Total Repurchase Agreements
(Cost $54,012,250)		54,012,250

	Contracts

OPTIONS PURCHASED† - 0.4%
Call options on:
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $109.00	33,860	4,063,199
iShares 20+ Year Treasury Bond ETF Expiring June 2015 with strike price of $134.00	12,891	2,591,091
U.S. Dollar/U.A.E. Dirham Expiring February 2016 with strike price of $3.67†††	223,500,000	752,301
U.S. Dollar/U.A.E. Dirham Expiring February 2016 with strike price of $3.67†††	74,500,000	249,054
Total Call options		7,655,645
Put options on:
Crude Oil Expiring June 2015 with strike price of $45.00	1,282	2,922,960
Euro/Danish Krone Expiring July 2015 with strike price of $7.41†††	260,750,000	2,063,706
Total Put options		4,986,666
Total Options Purchased
(Cost $15,729,683)		12,642,311
Total Investments – 114.4%
(Cost $3,498,624,917)		$3,499,290,163

	Shares

COMMON STOCKS SOLD SHORT† - (4.1)%
MIDSTREAM NATURAL GAS - 0.0%
Crestwood Equity Partners, LP	2,252	(13,512)

MIDSTREAM OIL - 0.0%
Magellan Midstream Partners, LP	370	(28,383)

UTILITIES - 0.0%
NiSource, Inc.	10,204	(450,609)
Dominion Resources, Inc.	6,423	(455,198)
Total Utilities		(905,807)

ENERGY - (0.2)%
Rose Rock Midstream, LP	497	(23,608)
Holly Energy Partners, LP	773	(24,303)
NuStar GP Holdings LLC	1,031	(36,497)
Tesoro Logistics, LP	1,001	(53,854)
Genesis Energy, LP	1,549	(72,803)
ONEOK, Inc.	2,603	(125,569)
SemGroup Corp. — Class A	1,548	(125,914)
Gulfport Energy Corp.*	8,996	(413,006)
Exterran Holdings, Inc.	12,634	(424,123)
Marathon Petroleum Corp.	4,349	(445,294)
Spectra Energy Corp.	13,698	(495,457)

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Shares	Value

SunCoke Energy, Inc.	36,190	$(540,679)
HollyFrontier Corp.	19,549	(787,238)
Tesoro Corp.	11,680	(1,066,268)
Williams Companies, Inc.	21,540	(1,089,708)
Total Energy		(5,724,321)

COMMUNICATIONS - (0.2)%
Walt Disney Co.	3,494	(366,486)
ViaSat, Inc.*	7,232	(431,100)
Nielsen N.V.	11,897	(530,249)
Fortinet, Inc.*	16,232	(567,308)
Discovery Communications, Inc. — Class C*	20,370	(600,405)
Priceline Group, Inc.*	518	(603,030)
Facebook, Inc. — Class A*	9,883	(812,531)
TripAdvisor, Inc.*	11,847	(985,315)
Amazon.com, Inc.*	3,332	(1,239,837)
Total Communications		(6,136,261)

TECHNOLOGY – (0.3)%
CommVault Systems, Inc.*	7,672	(335,266)
Intuit, Inc.	3,778	(366,315)
Allscripts Healthcare Solutions, Inc.*	31,070	(371,597)
Akamai Technologies, Inc.*	5,285	(375,473)
Ultimate Software Group, Inc.*	2,246	(381,719)
Cognizant Technology Solutions Corp. — Class A*	6,843	(426,935)
Bottomline Technologies de, Inc.*	16,006	(438,084)
Cerner Corp.*	6,502	(476,337)
Solera Holdings, Inc.	9,327	(481,833)
Avago Technologies Ltd.	4,292	(544,998)
Skyworks Solutions, Inc.	5,705	(560,744)
Adobe Systems, Inc.*	7,967	(589,080)
Red Hat, Inc.*	10,988	(832,341)
Autodesk, Inc.*	15,246	(894,025)
salesforce.com, Inc.*	13,463	(899,463)
Total Technology		(7,974,210)

CONSUMER, NON-CYCLICAL - (0.4)%
Exelixis, Inc.*	50,000	(128,500)
Alkermes plc*	3,444	(209,981)
ACADIA Pharmaceuticals, Inc.*	6,491	(211,542)
Repligen Corp.*	7,497	(227,609)
Halozyme Therapeutics, Inc.*	16,223	(231,664)
Ultragenyx Pharmaceutical, Inc.*	3,813	(236,749)
Neurocrine Biosciences, Inc.*	6,058	(240,563)
Alnylam Pharmaceuticals, Inc.*	2,323	(242,568)
Biogen, Inc.*	600	(253,344)
Incyte Corp.*	2,802	(256,831)
Medivation, Inc.*	2,034	(262,528)
NewLink Genetics Corp.*	4,815	(263,429)
Anacor Pharmaceuticals, Inc.*	4,767	(275,771)
Insmed, Inc.*	14,159	(294,507)
Bluebird Bio, Inc.*	2,526	(305,065)
Receptos, Inc.*	1,973	(325,328)
Brown-Forman Corp. — Class B	4,057	(366,550)
Avery Dennison Corp.	6,961	(368,307)
Church & Dwight Company, Inc.	4,332	(370,039)
Monro Muffler Brake, Inc.	5,876	(382,234)
WhiteWave Foods Co. — Class A*	8,828	(391,434)
Perrigo Company plc	2,689	(445,164)
Robert Half International, Inc.	7,911	(478,774)
Cooper Companies, Inc.	2,632	(493,289)
Akorn, Inc.*	10,756	(511,018)
Equifax, Inc.	5,638	(524,334)
Endo International plc*	6,087	(546,004)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Shares	Value

Edwards Lifesciences Corp.*	3,975	$(566,279)
Danaher Corp.	7,615	(646,514)
McGraw Hill Financial, Inc.	6,638	(686,369)
AmerisourceBergen Corp. — Class A	6,790	(771,819)
Vertex Pharmaceuticals, Inc.*	7,555	(891,263)
Total Consumer, Non-cyclical		(12,405,370)

INDUSTRIAL - (0.4)%
Martin Midstream Partners, LP	201	(7,123)
Greif, Inc. — Class A	8,907	(349,778)
Graco, Inc.	4,849	(349,904)
CH Robinson Worldwide, Inc.	4,985	(365,002)
Allegion plc	6,303	(385,555)
Kansas City Southern	3,898	(397,908)
Knight Transportation, Inc.	12,616	(406,866)
B/E Aerospace, Inc.	6,555	(417,029)
UTI Worldwide, Inc.*	37,165	(457,130)
TimkenSteel Corp.	17,888	(473,495)
Lennox International, Inc.	4,248	(474,459)
Pall Corp.	4,732	(475,045)
Packaging Corporation of America	6,969	(544,906)
AMETEK, Inc.	10,646	(559,341)
Roper Industries, Inc.	3,265	(561,580)
Louisiana-Pacific Corp.*	35,865	(592,131)
Bemis Company, Inc.	13,236	(612,959)
General Electric Co.	26,097	(647,467)
Stericycle, Inc.*	4,629	(650,050)
Wabtec Corp.	6,848	(650,628)
Eagle Materials, Inc.	7,926	(662,297)
Sealed Air Corp.	17,783	(810,194)
Ball Corp.	12,703	(897,340)
Vulcan Materials Co.	10,853	(914,908)
Martin Marietta Materials, Inc.	6,973	(974,826)
Total Industrial		(13,637,921)

BASIC MATERIALS - (0.5)%
Monsanto Co.	3,079	(346,511)
HB Fuller Co.	8,357	(358,265)
Dow Chemical Co.	7,667	(367,863)
RPM International, Inc.	9,575	(459,504)
Mosaic Co.	10,081	(464,331)
CF Industries Holdings, Inc.	1,749	(496,156)
Allegheny Technologies, Inc.	16,849	(505,638)
Eastman Chemical Co.	7,400	(512,524)
Minerals Technologies, Inc.	7,225	(528,148)
Cytec Industries, Inc.	10,375	(560,665)
Valspar Corp.	6,697	(562,749)
Airgas, Inc.	5,545	(588,380)
EI du Pont de Nemours & Co.	8,292	(592,629)
Praxair, Inc.	4,941	(596,576)
International Flavors & Fragrances, Inc.	5,226	(613,532)
Sherwin-Williams Co.	2,305	(655,773)
Ashland, Inc.	5,300	(674,743)
Air Products & Chemicals, Inc.	4,547	(687,870)
Ecolab, Inc.	6,242	(713,959)
Freeport-McMoRan, Inc.	40,479	(767,077)
PPG Industries, Inc.	3,811	(859,533)
FMC Corp.	15,473	(885,829)
Compass Minerals International, Inc.	10,203	(951,022)
Total Basic Materials		(13,749,277)

CONSUMER, CYCLICAL - (0.8)%
Polaris Industries, Inc.	2,395	(337,935)
Home Depot, Inc.	3,200	(363,552)
Johnson Controls, Inc.	7,284	(367,405)
Ross Stores, Inc.	3,508	(369,603)
Domino’s Pizza, Inc.	3,732	(375,253)

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Shares	Value

Texas Roadhouse, Inc. — Class A	10,335	$(376,504)
Leggett & Platt, Inc.	8,199	(377,892)
Fastenal Co.	9,225	(382,238)
Toll Brothers, Inc.*	9,933	(390,764)
L Brands, Inc.	4,176	(393,755)
Men’s Wearhouse, Inc.	7,598	(396,616)
Cinemark Holdings, Inc.	8,800	(396,616)
G-III Apparel Group Ltd.*	3,543	(399,119)
World Fuel Services Corp.	7,038	(404,544)
Carter’s, Inc.	4,545	(420,276)
Meritage Homes Corp.*	8,647	(420,590)
Marriott International, Inc. — Class A	5,306	(426,178)
Standard Pacific Corp.*	48,178	(433,602)
Whirlpool Corp.	2,146	(433,621)
American Eagle Outfitters, Inc.	25,403	(433,883)
Mohawk Industries, Inc.*	2,375	(441,156)
VF Corp.	5,908	(444,931)
Tractor Supply Co.	5,254	(446,905)
Signet Jewelers Ltd.	3,235	(448,986)
Buffalo Wild Wings, Inc.*	2,543	(460,893)
Lithia Motors, Inc. — Class A	4,685	(465,736)
Carnival Corp.	9,994	(478,113)
Thor Industries, Inc.	7,648	(483,430)
Kate Spade & Co.*	15,882	(530,300)
O’Reilly Automotive, Inc.*	2,624	(567,414)
Harman International Industries, Inc.	4,311	(576,079)
Pinnacle Entertainment, Inc.*	16,520	(596,207)
NIKE, Inc. — Class B	6,250	(627,063)
Skechers U.S.A., Inc. — Class A*	8,873	(638,057)
DR Horton, Inc.	23,123	(658,543)
Yum! Brands, Inc.	8,546	(672,741)
Jarden Corp.*	13,492	(713,727)
Mobile Mini, Inc.	16,890	(720,190)
Starbucks Corp.	7,789	(737,618)
Hanesbrands, Inc.	22,108	(740,839)
Lennar Corp. — Class A	14,494	(750,934)
Newell Rubbermaid, Inc.	20,299	(793,082)
Royal Caribbean Cruises Ltd.	9,786	(800,984)
Cabela’s, Inc.*	14,597	(817,140)
Starwood Hotels & Resorts Worldwide, Inc.	10,150	(847,525)
Under Armour, Inc. — Class A*	14,505	(1,171,278)
CarMax, Inc.*	18,622	(1,285,104)
Total Consumer, Cyclical		(25,814,921)

FINANCIAL - (1.3)%
PennyMac Financial Services, Inc. — Class A*	2,086	(35,399)
Dime Community Bancshares, Inc.	3,728	(60,021)
Essent Group Ltd.*	4,550	(108,791)
Capitol Federal Financial, Inc.	8,734	(109,175)
MGIC Investment Corp.*	13,187	(126,991)
Equity One, Inc.	8,912	(237,861)
Boston Private Financial Holdings, Inc.	29,544	(358,960)
Iron Mountain, Inc.	9,979	(364,034)
Education Realty Trust, Inc.	10,425	(368,837)
First Niagara Financial Group, Inc.	41,885	(370,263)
United Bankshares, Inc.	9,933	(373,282)
PNC Financial Services Group, Inc.	4,010	(373,892)
Boston Properties, Inc.	2,680	(376,486)
First Horizon National Corp.	26,479	(378,385)
Parkway Properties, Inc.	22,274	(386,454)
Navient Corp.	19,023	(386,738)
American Campus Communities, Inc.	9,493	(406,965)
Financial Engines, Inc.	10,105	(422,692)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Shares	Value

National Retail Properties, Inc.	10,451	$(428,177)
Public Storage	2,202	(434,102)
E*TRADE Financial Corp.*	15,389	(439,433)
Medical Properties Trust, Inc.	30,206	(445,236)
PrivateBancorp, Inc. — Class A	12,684	(446,096)
Simon Property Group, Inc.	2,300	(449,972)
SVB Financial Group*	3,580	(454,803)
Alexandria Real Estate Equities, Inc.	4,647	(455,592)
HCP, Inc.	11,080	(478,767)
Kilroy Realty Corp.	6,319	(481,318)
Cousins Properties, Inc.	46,018	(487,791)
Invesco Ltd.	12,467	(494,815)
American Tower Corp. — Class A	5,269	(496,076)
Citigroup, Inc.	9,826	(506,236)
Equity Residential	6,625	(515,823)
Sovran Self Storage, Inc.	5,520	(518,549)
Valley National Bancorp	55,416	(523,127)
Vornado Realty Trust	4,677	(523,824)
Sabra Health Care REIT, Inc.	16,235	(538,190)
Senior Housing Properties Trust	24,313	(539,505)
Plum Creek Timber Company, Inc.	12,475	(542,039)
FNB Corp.	42,176	(554,193)
UDR, Inc.	16,349	(556,356)
Goldman Sachs Group, Inc.	3,009	(565,602)
AvalonBay Communities, Inc.	3,271	(569,972)
EPR Properties	9,601	(576,348)
BB&T Corp.	14,930	(582,121)
U.S. Bancorp	13,924	(608,061)
Crown Castle International Corp.	7,451	(615,006)
Ventas, Inc.	8,441	(616,362)
Taubman Centers, Inc.	8,068	(622,285)
BlackRock, Inc. — Class A	1,729	(632,538)
Rayonier, Inc.	24,183	(651,973)
Federal Realty Investment Trust	4,611	(678,785)
Signature Bank*	5,330	(690,661)
General Growth Properties, Inc.	24,272	(717,237)
Extra Space Storage, Inc.	10,815	(730,770)
Webster Financial Corp.	20,069	(743,557)
Regency Centers Corp.	10,958	(745,582)
Bank of the Ozarks, Inc.	20,350	(751,525)
Health Care REIT, Inc.	10,138	(784,276)
Associated Banc-Corp.	42,210	(785,106)
Essex Property Trust, Inc.	3,551	(816,374)
Kite Realty Group Trust	29,164	(821,550)
People’s United Financial, Inc.	54,710	(831,592)
Morgan Stanley	23,726	(846,780)
Kimco Realty Corp.	31,711	(851,440)
SunTrust Banks, Inc.	22,545	(926,374)
Realty Income Corp.	18,066	(932,206)
Intercontinental Exchange, Inc.	4,182	(975,535)
CME Group, Inc. — Class A	11,023	(1,043,988)
New York Community Bancorp, Inc.	66,573	(1,113,767)
SL Green Realty Corp.	9,063	(1,163,508)
Total Financial		(39,546,127)
Total Common Stocks Sold Short
(Proceeds $123,438,259)		(125,936,110)

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Shares	Value

EXCHANGE-TRADED FUNDS SOLD SHORT† - (0.1)%
SPDR S&P Biotech ETF	8,774	$(1,978,537)
Total Exchange-Traded Funds Sold Short
(Proceeds $2,001,877)		(1,978,537)

CLOSED-END FUNDS SOLD SHORT† - 0.0%
Herzfeld Caribbean Basin Fund, Inc.	(34,488)	(319,014)
Total Closed-End Funds Sold Short
(Proceeds $373,071)		(319,014)

	Face Amount

CORPORATE BONDS SOLD SHORT†† - 0.0%
Blackboard, Inc.
7.75% due 11/15/194	$(1,000,000)	(960,000)
Total Corporate Bonds Sold Short
(Proceeds $1,016,500)		(960,000)

	Contracts

OPTIONS WRITTEN† - (0.2)%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring June 2015 with strike price of $139.00	12,891	(1,211,754)
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $111.00	33,860	(2,878,100)
Total Call options		(4,089,854)
Put options on:
Crude Oil Expiring June 2015 with strike price of $35.00	1,282	(666,640)
Total Options Written
(Premiums received $4,475,373)		(4,756,494)
Total Securities Sold Short- (4.4)%
(Proceeds $131,305,080)		$(133,950,155)
Other Assets & Liabilities, net - (10.0)%		(307,470,369)
Total Net Assets - 100.0%		$3,057,869,639

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS††
Bank of America April 2015 S&P 500 Homebuilding Index Swap, Terminating 04/13/1515 (Notional Value $53,608,722)	74,496	$3,858,005
Bank of America July 2015 S&P 500 HomeBuilding Index Swap, Terminating 07/13/1515 (Notional Value $31,910,796)	44,344	1,433,318
Bank of America April 2015 S&P 1500 Education Services Sub-Industry Index Swap, Terminating 04/13/1516 (Notional Value $79,530,410)	1,495,776	(8,188,898)
(Total Notional Value $165,049,928)		$(2,897,575)

OTC CURRENCY SWAP AGREEMENTS††
Bank of America June 2015 U.S. Dollar Index Future Swap, Terminating 06/12/1513 (Notional Value $63,820,080)	647	$(757,637)

OTC INTEREST RATE SWAP AGREEMENTS SOLD SHORT††
Bank of America June 2015 Japan Government Bond 10 Year Future Index Swap, Terminating 06/09/1514 (Notional Value $306,778,389)	250	$402,855

OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Bank of America Tesla Motors, Inc. September 2015 Swap, Terminating 09/15/15 (Notional Value $33,131,400)	175,512	$249,810

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
MACRO OPPORTUNITIES FUND

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Merrill Lynch	Pay	3-Month USD-LIBOR	3.13%	06/08/25	$45,300,000	$4,394,100	$4,394,100
Merrill Lynch	Pay	3-Month USD-LIBOR	2.93%	08/24/25	52,200,000	3,821,039	3,821,039
Merrill Lynch	Pay	3-Month USD-LIBOR	2.61%	12/29/25	30,000,000	1,080,000	1,080,000
Merrill Lynch	Pay	3-Month USD-LIBOR	2.59%	12/29/25	15,000,000	513,000	513,000
Merrill Lynch	Pay	3-Month USD-LIBOR	2.54%	12/29/25	15,000,000	450,000	450,000
Merrill Lynch	Receive	6-Month EUR-EURIBOR	0.97%	12/29/25	(11,350,000)	(414,835)	(414,835)
Merrill Lynch	Receive	3-Month USD-LIBOR	1.59%	07/02/18	(34,550,000)	(456,060)	(456,060)
Merrill Lynch	Pay	6-Month EUR-EURIBOR	2.16%	12/29/25	100,000,000	(460,000)	(460,000)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	1.05%	12/29/25	(11,350,000)	(512,443)	(512,443)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	0.99%	12/29/25	(22,700,000)	(885,794)	(885,794)
Merrill Lynch	Receive	3-Month USD-LIBOR	2.73%	07/02/23	(23,800,000)	(1,525,580)	(1,525,580)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	0.83%	12/29/25	(81,750,000)	(1,775,168)	(1,775,168)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	1.42%	08/24/25	(36,653,000)	(3,219,081)	(3,219,081)
Merrill Lynch	Receive	6-Month EUR-EURIBOR	1.89%	06/08/25	(31,500,000)	(4,408,814)	(4,408,814)
							$(3,399,636)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2015	Net Unrealized Appreciation
Bank of America	1,410,039,200	SUR	05/18/15	$28,169,797	$23,743,994	$4,425,803
BNY Mellon	62,485,973	EUR	06/02/15	69,927,988	67,249,961	2,678,027
Bank of America	322,500,000,000	IDR	07/02/15	25,000,000	23,970,135	1,029,865
BNY Mellon	8,479,319	EUR	04/13/15	10,000,000	9,117,859	882,141
Bank of America	12,200,000	EUR	04/07/15	13,482,098	13,116,894	365,204
BNY Mellon	5,750,000	GBP	04/07/15	8,629,743	8,531,356	98,387
BNY Mellon	600,000	AUD	04/07/15	465,816	456,812	9,004
						$9,488,431

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
MACRO OPPORTUNITIES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Variable rate security. Rate indicated is rate effective at March 31, 2015.
2	Perpetual maturity.
3	Zero coupon rate security.
4
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,417,179,960 (cost $1,415,599,820), or 46.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Affiliated issuer — See Note 10.
6	Illiquid security.
7	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
8	Residual interest.
9	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 14.
10	Repurchase Agreements — See Note 13.
11	The face amount is denominated in U.S. Dollars unless otherwise indicated.
12
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $5,539,789 (cost $6,028,311), or 0.2% of total net assets — See Note 15.

13	Total return based on U.S. Dollar Index +/- financing at a variable rate.
14	Total return based on Japan Government Bond 10 Year Future Index +/- financing at a variable rate.
15	Total return based on S&P 500 Home Building Index +/- financing at a variable rate.
16	Total return based on S&P 1500 Education Services Sub-Industry Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MACRO OPPORTUNITIES FUND

March 31, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $3,316,865,585)	$3,314,709,122
Investments in affiliated issuers, at value (cost $127,747,082)	130,568,791
Repurchase agreements, at value (cost $54,012,250)	54,012,250
Total investments (cost $3,498,624,917)	3,499,290,163
Foreign currency, at value (cost $1,556,083)	1,553,061
Segregated cash with broker	93,504,366
Cash	16,474,582
Unrealized appreciation on swap agreements	16,202,127
Unrealized appreciation on forward foreign currency exchange contracts	9,488,431
Prepaid expenses	213,837
Receivables:
Fund shares sold	17,099,039
Interest	16,211,090
Securities sold	7,243,503
Dividends	536,061
Swap settlement	390,292
Foreign taxes reclaim	1,697
Total assets	3,678,208,249

Liabilities:
Reverse Repurchase Agreements	294,191,544
Securities sold short, at value (proceeds $126,829,707)	129,193,661
Unrealized depreciation on swap agreements	22,604,310
Options written, at value (premiums received $4,475,373)	4,756,494
Unfunded loan commitments (Note 11) (cost $1,767,101)	1,490,038
Segregated cash from broker	80,000
Payable for:
Securities purchased	$158,608,609
Fund shares redeemed	5,257,616
Management fees	1,728,635
Distribution and service fees	451,742
Fund accounting/administration fees	238,684
Transfer agent/maintenance fees	84,424
Trustees’ fees*	7,588
Miscellaneous	1,645,265
Total liabilities	620,338,610
Net assets	$3,057,869,639

Net assets consist of:
Paid in capital	$3,065,412,498
Distributions in excess of net investment income	(22,371,698)
Accumulated net realized gain on investments	13,375,585
Net unrealized appreciation on investments	1,453,254
Net assets	$3,057,869,639

A-Class:
Net assets	$845,405,630
Capital shares outstanding	31,284,239
Net asset value per share	$27.02
Maximum offering price per share (Net asset value divided by 95.25%)	$28.37

C-Class:
Net assets	$336,373,233
Capital shares outstanding	12,457,612
Net asset value per share	$27.00

Institutional Class:
Net assets	$1,876,090,776
Capital shares outstanding	69,346,854
Net asset value per share	$27.05

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MACRO OPPORTUNITIES FUND

Period Ended March 31, 2015

Investment Income:
Interest (net of foreign withholding tax of $6,290)	$50,407,114
Dividends from securities of unaffiliated issuers (net of foreign withholding tax $85)	2,482,169
Dividends from securities of affiliated issuers	1,093,383
Total investment income	53,982,666

Expenses:
Management fees	9,781,237
Transfer agent/maintenance fees:
A-Class	370,081
C-Class	86,467
Institutional Class	251,475
Distribution and service fees:
A-Class	724,377
C-Class	1,411,899
Fund accounting/administration fees	1,043,707
Prime broker interest expense	190,020
Short interest expense	184,803
Line of credit fees	92,026
Trustees’ fees*	90,882
Custodian fees	44,568
Tax expense	45
Miscellaneous	456,230
Total expenses	14,727,817
Less:
Expenses waived by Adviser	(1,141,178)
Expenses waived by Transfer Agent
A-Class	(116,174)
C-Class	(4,462)
Institutional Class	(251,475)
Total waived expenses	(1,513,289)
Net expenses	13,214,528
Net investment income	40,768,138

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$7,314,438
Swap agreements	18,386,638
Foreign currency	(1,149,451)
Forward foreign currency exchange contracts	13,489,769
Securities sold short	(3,611,981)
Options purchased	(8,895,011)
Options written	987,331
Realized gain distributions received from investment company shares	72,555
Net realized gain	26,594,288
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(11,004,465)
Investments in affiliated issuers	2,112,584
Securities sold short	(2,363,954)
Swap agreements	1,575,999
Options purchased	3,210,122
Options written	(505,539)
Foreign currency	657,725
Forward foreign currency exchange contracts	7,346,416
Net change in unrealized appreciation (depreciation)	1,028,888
Net realized and unrealized gain	27,623,176
Net increase in net assets resulting from operations	$68,391,314

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
MACRO OPPORTUNITIES FUND

	Period Ended March 31, 2015 (Unaudited)*	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$40,768,138	$46,716,434
Net realized gain on investments	26,594,288	4,333,637
Net change in unrealized appreciation (depreciation) on investments	1,028,888	14,470,302
Net increase in net assets resulting from operations	68,391,314	65,520,373

Distributions to shareholders from:
Net investment income
A-Class	(12,505,047)	(17,086,055)
C-Class	(5,037,298)	(7,695,611)
Institutional Class	(30,938,170)	(28,337,889)
Return of capital
A-Class	—	(289,690)
C-Class	—	(132,073)
Institutional Class	—	(511,136)
Total distributions to shareholders	(48,480,515)	(54,052,454)

Capital share transactions:
Proceeds from sale of shares
A-Class	587,343,122	293,031,487
C-Class	104,313,981	122,101,340
Institutional Class	1,110,708,802	693,090,752
Distributions reinvested
A-Class	9,097,357	13,577,467
C-Class	4,050,967	6,480,901
Institutional Class	26,176,521	23,567,363
Cost of shares redeemed
A-Class	(114,381,161)	(289,559,280)
C-Class	(22,618,594)	(45,738,386)
Institutional Class	(187,221,191)	(222,136,368)
Net increase from capital share transactions	1,517,469,804	594,415,276
Net increase in net assets	1,537,380,603	605,883,195

Net assets:
Beginning of period	1,520,489,036	914,605,841
End of period	$3,057,869,639	$1,520,489,036
Distributions in excess of net investment income at end of period	$(22,371,698)	$(7,364,111)

*	Consolidated.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MACRO OPPORTUNITIES FUND

	Period Ended March 31, 2015 (Unaudited)*	Year Ended September 30, 2014
Capital share activity:
Shares sold
A-Class	21,854,444	10,851,399
C-Class	3,877,988	4,522,005
Institutional Class	41,262,389	25,608,053
Shares issued from reinvestment of distributions
A-Class	337,768	503,489
C-Class	150,585	240,545
Institutional Class	970,879	872,812
Shares redeemed
A-Class	(4,251,799)	(10,733,837)
C-Class	(841,353)	(1,696,813)
Institutional Class	(6,950,891)	(8,236,308)
Net increase in shares	56,410,010	21,931,345

*	Consolidated.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a,h]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.81	$26.31	$26.53	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.48	1.10	1.37	.99
Net gain (loss) on investments (realized and unrealized)	.31	.69	(.04)	1.52
Total from investment operations	.79	1.79	1.33	2.51
Less distributions from:
Net investment income	(.58)	(1.27)	(1.43)	(.98)
Net realized gains	—	—	(.12)	—
Return of capital	—	(.02)	—	—
Total distributions	(.58)	(1.29)	(1.55)	(.98)
Net asset value, end of period	$27.02	$26.81	$26.31	$26.53

Total Return[f]	2.97%	6.88%	5.01%	10.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$845,406	$357,765	$334,751	$83,081
Ratios to average net assets:
Net investment income (loss)	3.61%	4.08%	5.11%	4.61%
Total expenses[d]	1.46%	1.51%	1.56%	1.61%
Net expenses[e,g]	1.32%	1.36%	1.41%	1.37%
Portfolio turnover rate	14%	54%	84%	46%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2015[a,h]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.79	$26.29	$26.51	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.38	.90	1.17	.82
Net gain (loss) on investments (realized and unrealized)	.31	.69	(.03)	1.53
Total from investment operations	.69	1.59	1.14	2.35
Less distributions from:
Net investment income	(.48)	(1.07)	(1.24)	(.84)
Net realized gains	—	—	(.12)	—
Return of capital	—	(.02)	—	—
Total distributions	(.48)	(1.09)	(1.36)	(.84)
Net asset value, end of period	$27.00	$26.79	$26.29	$26.51

Total Return[f]	2.60%	6.10%	4.26%	9.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$336,373	$248,359	$163,129	$32,711
Ratios to average net assets:
Net investment income (loss)	2.87%	3.34%	4.36%	3.83%
Total expenses[d]	2.14%	2.22%	2.29%	2.31%
Net expenses[e,g]	2.03%	2.10%	2.15%	2.11%
Portfolio turnover rate	14%	54%	84%	46%

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a,h]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.84	$26.34	$26.56	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.53	1.18	1.46	1.12
Net gain (loss) on investments (realized and unrealized)	.30	.70	(.04)	1.47
Total from investment operations	.83	1.88	1.42	2.59
Less distributions from:
Net investment income	(.62)	(1.36)	(1.52)	(1.03)
Net realized gains	—	—	(.12)	—
Return of capital	—	(.02)	—	—
Total distributions	(.62)	(1.38)	(1.64)	(1.03)
Net asset value, end of period	$27.05	$26.84	$26.34	$26.56

Total Return[f]	3.14%	7.23%	5.35%	10.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,876,091	$914,366	$416,727	$106,716
Ratios to average net assets:
Net investment income (loss)	3.93%	4.37%	5.43%	5.22%
Total expenses[d]	1.12%	1.18%	1.23%	1.31%
Net expenses[e,g]	0.98%	1.02%	1.09%	1.06%
Portfolio turnover rate	14%	54%	84%	46%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

FINANCIAL HIGHLIGHTS (concluded)
MACRO OPPORTUNITIES FUND

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods would be:

	03/31/15	09/30/14	09/30/13	09/30/12
A-Class	1.27%	1.27%	1.29%	1.27%
C-Class	1.99%	2.01%	2.02%	2.01%
Institutional Class	0.94%	0.94%	0.96%	0.95%

[h]	Consolidated.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC. At March 31, 2015, the Trust consisted of eighteen funds.

This report covers the Macro Opportunities Fund (the “Fund”) while the other funds are in separate reports. Only A-Class, C-Class and Institutional Class shares had been issued by the Fund.

The Fund was previously a series (the “Predecessor Fund”) of Security Income Fund, a different registered open-end investment company, which was organized as a Kansas corporation. In January 2014, at a special meeting of shareholders, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Fund, corresponding “shell” series of the Trust. The Fund succeeded to the accounting and performance history of the Predecessor Fund. Any such historical information provided for the Fund that relates to periods prior to January 28, 2014, therefore, is that of the Predecessor Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Consolidation of Subsidiary

Each of the consolidated financial statements of the Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

A summary of the Fund’s investment in its respective Subsidiary is as follows:

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2015	% of Net Assets of the Fund at March 31, 2015
Macro Opportunities Fund	1/8/2015	$2,315,863	0.08%

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange ( “CME”) price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with derivative investments such factors may include, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2015.

C. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

D. When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

G. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

H. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I. The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

K. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2015, there were no earnings credits received.

L. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

M. Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

2. Financial Instruments

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities.

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

In conjunction with the use short sales and of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.89% of the average daily net assets of the Fund.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board of Trustees for such termination.

RFS provides transfer agent services to the Fund for fees calculated at the rates below which are assessed to the applicable class of the Fund. For these services, RFS receives the following:
Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives 0.095% of the average daily net assets of the Fund. The minimum annual charge for administrative fees is $25,000.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Fund has adopted Distribution Plans related to the offering of A-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class shares and 1.00% of the average daily net assets of the Fund’s C-Class shares.

The investment advisory contract for the following Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Macro Opportunities Fund - A-Class	1.36%	11/30/12	02/01/16
Macro Opportunities Fund - C-Class	2.11%	11/30/12	02/01/16
Macro Opportunities Fund - Institutional Class	0.95%	11/30/12	02/01/16

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2015, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Fund Total
Macro Opportunities Fund	$161,466	$961,870	$1,692,031	$1,346,426	$4,161,793

For the period ended March 31, 2015, no amounts were recouped by GI.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser has agreed to waive fees at the investing fund level through February 1, 2016. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI.

During the period ended March 31, 2015, the following fund waived advisory fees related to investments in the affiliated funds.

Fund	Amount
Macro Opportunities Fund	$163,681

For the period ended March 31, 2015, GFD retained sales charges of $73,546 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Macro Opportunities Fund	$610,860,681	$2,836,514,727	$25,690,558	$51,914,755	$3,524,980,721

Liabilities
Macro Opportunities Fund	$132,990,155	$960,000	$22,604,310	$—	$156,554,465

*	Other financial instruments may include forward foreign currency exchange contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Fund's investments. When values are not available from a pricing service, they may be computed by the Fund's investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund's assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Fund's fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair value valuation of assets and liabilities categorized within level 3 of the fair value hierarchy.

Fund	Category and Subcategory	Ending Balance at 03/31/15	Valuation Technique	Unobservable Inputs
	Investments, at value
Macro Opportunities Fund	Asset-Backed Securities	$20,740,794	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		240	Option Adjusted Spread off 60 day or greater broker mark over the 3 month LIBOR	Indicative Quote
	Total Asset-Backed Securities	20,741,034
	Corporate Bonds	11,346,875	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		1,640,385	Model Priced	Purchase Price
	Total Corporate Bonds	12,987,260
	Senior Floating Rate Interests	10,159,030	Model Priced	Purchase Price
	Preferred Stocks	4,962,370	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Options Purchased	3,065,061	Model Priced	Purchase Price

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognized transfers between the levels as of the beginning of the period. As

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

of March 31, 2015, the Fund had transfers in/out of Level 3 due to changes in securities valuation method and transfers between Level 1 and Level 2 due to utilizing international fair value pricing during the period. See the table below for changes to and from Level 2 and Level 3. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2015:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Asset-Backed Securities	Corporate Bonds	Preferred Stocks	Options Purchased	Total
Macro Opportunities Fund
Assets:
Beginning Balance	$8,552,307	$12,653,156	$13,095,759	$—	$—	$34,301,222
Purchases	2,517,293	12,755,689	2,735,725	4,910,500	4,596,569	27,515,776
Sales	(215,862)	(1,298,401)	(26,620)	—	—	(1,540,883)
Total change in unrealized gains or losses included in earnings	(373,799)	155,107	(93,015)	51,870	(1,531,508)	(1,791,345)
Transfers in Level 3	3,213,135	534,183	—	—	—	3,747,318
Transfers out of Level 3	(3,534,044)	(4,058,700)	(2,724,589)	—	—	(10,317,333)
Ending Balance	$10,159,030	$20,741,034	$12,987,260	$4,962,370	$3,065,061	$51,914,755

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Fund	Index	Hedge	Duration
Macro Opportunities Fund	x	x	x

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Fund’s net assets on a quarterly basis.
	Approximate percentage of Fund's Net Assets on a quarterly basis
Fund	Long	Short
Macro Opportunities Fund	20%	15%

The following is a summary of the location of derivative investments on the Fund's Statement of Assets and Liabilities as of March 31, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate/Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Options written, at value
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements
Investments in unaffiliated issuers, at value

The following table sets forth the fair value of the Fund's derivative investments categorized by primary risk exposure at March 31, 2015:

Asset Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts	Swaps Equity Contracts	Swaps Currency Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
Macro Opportunities Fund	$9,488,431	$5,541,133	$—	$10,660,994	$—	$12,642,311	$38,332,869

Liability Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts	Swaps Equity Contracts	Swaps Currency Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
Macro Opportunities Fund	$—	$8,188,898	$757,637	$13,657,775	$4,756,494	$—	$27,360,804

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Fund's Statement of Operations for the period ended March 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Interest Rate/Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealzed appreciation (depreciation) on forward foreign currency exchange contracts
Net realized gain (loss) on options purchased
Net change in unrealized appreciation (deprecitation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Fund's realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Forward Foreign Currency Exchange Contracts	Swaps Equity Contracts	Swaps Currency Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
Macro Opportunities Fund	$13,489,769	$14,093,064	$7,508,393	$(3,214,819)	$987,331	$(8,895,011)	$23,968,727

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Forward Foreign Currency Exchange Contracts	Swaps Equity Contracts	Swaps Currency Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
Macro Opportunities Fund	$7,346,416	$3,361,973	$(1,362,223)	$(423,751)	$(505,539)	$3,210,122	$11,626,998

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

6. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Macro Opportunities Fund	Swap agreements	$5,943,988	$—	$5,943,988	$5,943,988	$—	$—
	Forward foreign currency exchange contracts	9,488,431	—	9,488,431	—	—	9,488,431

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Macro Opportunities Fund	Swap agreements	$8,946,535	$—	$8,946,535	$5,943,988	$—	$3,002,547

[1]	Centrally cleared swaps are excluded from these reported amounts.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

7. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Macro Opportunities Fund	$3,506,530,745	$52,820,980	$(60,061,562)	$(7,240,582)

8. Securities Transactions

For the period ended March 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:
Fund	Purchases	Sales
Macro Opportunities Fund	$1,933,910,314	$305,390,663

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

9. Options Written

Information as to options written by the Fund during the period ended March 31, 2015, and options outstanding at period end is provided below:

Written Call Options
	Macro Opportunities Fund
	Number of Contracts	Premium Amount
Balance at September 30, 2014	354	$225,834
Options Written	46,751	3,533,817
Options terminated in closing purchase transactions	—	—
Options expired	(354)	(225,834)
Options exercised	—	—
Balance at March 31, 2015	46,751	$3,533,817

Written Put Options
	Macro Opportunities Fund
	Number of Contracts	Premium Amount
Balance at September 30, 2014	—	$—
Options Written	2,949	1,735,782
Options terminated in closing purchase transactions	(1,667)	(794,226)
Options expired	—	—
Options exercised	—	—
Balance at March 31, 2015	1,282	$941,556

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

10. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov.

Transactions during the period ended March 31, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers	Value 09/30/14	Additions	Reductions	Value 03/31/15	Shares 03/31/15	Investment Income	Realized Gain (Loss)	Capital Gain Distributions
Macro Opportunities Fund
Limited Duration Fund - Institutional Class	$45,498,128	$807,643	$—	$46,240,184	1,860,023	$907,938	$—	$15,550
Guggenheim Strategy Fund I	—	68,000,542	—	68,013,502	2,731,466	13,502	—	—
Risk Managed Real Estate Fund - Institutional Class	10,843,512	68,832	—	12,964,222	403,870	29,040	—	57,005
Guggenheim Strategic Opportunities Fund	—	3,108,834	—	3,350,883	156,950	142,903	—	—
	$56,341,640	$71,985,851	$—	$130,568,791		$1,093,383	$—	$72,555

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

11. Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2015. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2015 were as follows:

Borrower	Maturity Date	Face Amount	Value
Cartrawler	06/30/15	$15,000,000	$—
Rite Aid Corp.	08/10/15	7,750,000	—
Acosta, Inc.	09/26/19	6,000,000	—
SS&C Technologies, Inc.	02/27/16	4,500,000	—
Signode Industrial Group US, Inc.	05/01/19	3,400,000	346,266
Valeant Pharmaceuticals International, Inc.	03/11/22	2,602,410	—
McGraw-Hill Global Education Holdings LLC	03/22/18	2,000,000	161,592
BBB Industries, LLC	10/17/19	1,537,500	196,986
Advantage Sales & Marketing, Inc.	07/21/19	1,500,000	167,067
Phillips-Medsize Corp.	06/06/19	1,100,000	110,294
Jacobs Douwe Eg	07/23/21	1,000,000	—
Pro Mach Group, Inc.	10/22/19	900,000	98,916
Ceva Group plc (United Kingdom)	03/19/19	800,000	129,447
IntraWest Holdings S.à r.l.	12/10/18	750,000	22,119
Hillman Group, Inc.	06/13/19	585,714	54,670
Learning Care Group (US), Inc.	05/05/21	500,000	—
Wencor Group	06/19/19	500,000	49,419
Eyemart Express	12/18/19	500,000	57,257
American Stock Transfer & Trust	06/11/18	400,000	34,706
Hoffmaster Group, Inc.	05/09/19	357,143	34,185
National Financial Partners Corp.	07/01/18	296,296	27,108
Internet Brands	07/08/21	1,261	6
		$51,980,324	$1,490,038

12. Line of Credit

The Trust, with the exception of Alpha Opportunity Fund and Capital Stewardship Fund, secured a committed, $625,000,000 line of credit from Citibank, N.A., good through October 9, 2015, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1.0%, and the Fed Funds rate, plus 0.50%. The Trust did not have any borrowings under this agreement as of and for the period-ended March 31, 2015. The Trust also pays a commitment fee at an annualized rate of 0.07% of the average daily amount of their unused commitment amount.

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

13. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Macro Opportunities Fund	Jefferies & Company, Inc.
	2.68% - 3.18%			ACIS CLO 2014-4 Ltd.
	Due 04/06/15			0.00%
	-05/07/15	$52,960,000	$53,102,006	05/01/26	$25,375,000	$20,727,792
				CIFC Funding Ltd.
				0.00%
				01/19/23	12,500,000	9,125,000
				Neuberger Berman CLO Ltd
				0.00%
				01/23/24	11,368,500	7,048,470
				Whitehorse Ltd
				0.00%
				02/03/25	9,025,000	5,987,177
				Ares CLO Ltd
				0.00%
				11/25/20	4,000,000	1,600,000
				Puerto Rico Commonwealth Aqueduct & Sewer Authority
				0.00%
				11/25/20	3,087,000	2,145,588
				Atlas Senior Loan Fund Ltd.
				0.00%
				01/30/24	2,025,765	1,613,504
				Cent CDO x Ltd.
				0.00%
				12/15/17	2,000,000	1,241,831
				Government Development Bank for Puerto Rico
				5.00%
				08/01/23	1,631,500	853,242

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
				Cedar Funding Ltd.
				0.00%
				10/23/26	$1,294,000	$1,103,116
				Commonwealth of Puerto Rico
				5.50%
				07/01/18	332,500	317,544
				Aberdeen Loan Funding Ltd.
				0.00%
				11/01/18	10,250	4,817,500
				Red River CLO Ltd.
				0.00%
				07/27/18	9,000	3,150,000
				Liberty Clo Ltd.
				0.00%
				11/01/17	5,000	1,355,778
	Barclays			Blackboard, Inc.
	(0.10)%			7.75%
	Due 10/29/15 - 11/13/15	$1,052,250	$1,051,175	11/15/19	1,000,000	1,006,250

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

14. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

For the period ended March 31, 2015, the Fund entered into reverse repurchase agreements as follows:

Fund	Number of Days outstanding	Balance at March 31, 2015	Average balance outstanding	Average interest rate
Macro Opportunities Fund	182	$294,191,544	$62,493,903	0.59%

15. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Macro Opportunities Fund	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	$ 4,000,000	$ 4,038,240
	Odebrecht Offshore Drilling Finance Ltd.
	6.62% due 10/01/22	02/21/14	1,209,975	907,481
	IronGate Energy Services LLC
	11.00% due 07/01/18	07/10/13	567,269	396,000
	Premier Foods Finance plc
	5.56% due 03/16/20	03/06/14	251,067	198,068
			6,028,311	5,539,789

16. Subsequent Events

P-Class Shares to be Offered

Effective following the close of business on April 30, 2015, or such later date as may be determined appropriate by management, Macro Opportunities Fund (the “Fund”), a separate series of Guggenheim Funds Trust, will offer P-Class shares.

P-Class shares of the Fund are offered primarily through broker/dealers and other financial intermediaries with which Guggenheim Funds Distributors, LLC has an agreement for the use of P-Class shares of the Fund in investment products, programs or accounts. P-Class shares do not have a minimum initial investment amount, subsequent investment amount or a minimum account balance. The Fund reserves the right to modify its minimum investment amount and account balance requirements at any time, with or without prior notice to you.

Shareholders who currently have accounts held directly at Guggenheim Investments will not be permitted to purchase P-Class shares.

For more information, or to request copies of the Fund’s prospectuses, call Client Services at 800.820.0888 or visiting guggenheiminvestments.com.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In each Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Associate, Guggenheim Investments (2012-present). Former: J.D., University of Kansas School of Law (2009-2012).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Alison Santay (1974)	AML Officer	Since 2013
Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

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3.31.2015

Guggenheim Funds Semi-Annual Report

Guggenheim Floating Rate Strategies Fund

FR-SEMI-0315x0915	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
FLOATING RATE STRATEGIES FUND	8
NOTES TO FINANCIAL STATEMENTS	31
OTHER INFORMATION	49
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	50
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	58

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

  March 31, 2015

Dear Shareholder:

Guggenheim Partners Investment Management (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one of our Funds (the “Fund”) for the six-month period ended March 31, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2015

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2015

The U.S. continued to enjoy a self-sustaining economic expansion for the six-month period ended March 31, 2015, although winter weather was likely to distort first-quarter economic data. In addition, U.S. companies scaled back hiring in the last month of the period, adding to evidence that the domestic economy has lost some momentum since the turn of the year. The March increase in payrolls was the smallest since December 2013 and broke a 12-month run of gains above 200,000.

Despite this short-term dislocation, the economy remains on track. Indeed, many other labor market indicators, such as initial jobless claims and the job openings rate, suggest that the U.S. labor market remains quite strong, supporting the conclusion that March’s payroll report was just a temporary blip, similar to the one witnessed last winter. As soon as temporary seasonal factors have dissipated, economic data is likely to bounce back. The labor market has improved over the past year, as subdued mortgage rates and tight housing inventory continue to point to fairly stable appreciation in the housing market, which is key to the ongoing recovery. Consumers are also being helped by lower fuel prices, which are acting as a tax cut for U.S. consumers, freeing up discretionary spending in other areas and acting as a support for consumption.

In Europe, economic data has been surprisingly good and should continue along that path on the back of the European Central Bank’s program of quantitative easing and depreciation of the euro. Japan’s economy remains weak and, without more structural reform, continued monetary accommodation could lead to stagflation. China’s policymakers appear likely to continue the supply of credit and do whatever else is necessary to maintain growth there at an acceptable pace for the near term.

Given weakness overseas and the effect of a stronger U.S. dollar on international earnings, some stocks could face a more challenging environment in the near term, but our research shows that equity markets tend to perform quite well in the periods leading up to a U.S. Federal Reserve (the “Fed”) rate increase. The yield on the 10-year Treasury note declined in January by more than 50 basis points before rebounding in February, echoing the pattern since 2009—Treasury yields decline and a sell-off ensues, driving rates higher. Then conditions stabilize, and rates test their previous lows. Liquidity from foreign central banks and comparatively attractive U.S. yields continue to push global investors to U.S. Treasuries, which should hold down U.S. interest rates in the near term.

Against this backdrop, the U.S. central bank feels pressure to raise its key rate above zero, but insists the decision will be data-dependent and not occur prematurely. With a secular inflation increase unlikely in the near term, slack in the economy, and disinflation being imported from abroad, the Fed may not hike rates until later in the year. The Fed for now appears to be focused on wage growth,

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2015

which is key for sustaining the expansion but also an indicator of inflationary pressure. The lack of sustained wage growth has been a topic that has confounded the Fed lately. Given the strengthening employment numbers and the apparent reduction in labor market slack, wages should start to increase more steadily across the board. This is one of the most important data points at the moment for the Fed.

The underlying U.S. economy remains strong and investors should avoid being panicked by seasonal setbacks. Indeed, considering the strength of the economy and the wave of liquidity emanating from various central banks around the world, the general investment environment should remain attractive.

For the six months ended March 31, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.93%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.13%. The return of the MSCI Emerging Markets Index* was -2.37%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.43% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.49%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2014 and ending March 31, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Floating Rate Strategies Fund
A-Class	1.03%	1.86%	$1,000.00	$1,018.60	$5.18
C-Class	1.78%	1.53%	1,000.00	1,015.30	8.94
Institutional Class	0.79%	1.98%	1,000.00	1,019.80	3.98

Table 2. Based on hypothetical 5% return (before expenses)
Floating Rate Strategies Fund
A-Class	1.03%	5.00%	$1,000.00	$1,019.80	$5.19
C-Class	1.78%	5.00%	1,000.00	1,016.06	8.95
Institutional Class	0.79%	5.00%	1,000.00	1,020.99	3.98

[1]	Annualized.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2014 to March 31, 2015.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2015

FLOATING RATE STRATEGIES FUND

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
Institutional Class	November 30, 2011

Ten Largest Holdings (% of Total Net Assets)
Cartrawler	1.4%
Albertson’s (Safeway) Holdings LLC	1.1%
National Financial Partners Corp.	1.0%
Multiplan, Inc.	1.0%
Gates Global, Inc.	1.0%
Party City Holdings, Inc.	1.0%
Ziggo BV	0.9%
Scout 24 AG	0.9%
Flakt Woods	0.9%
Sears Holding Corp.	0.9%
Top Ten Total	10.1%

“Ten Largest Holdings” exclude any temporary cash or derivative instruments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	March 31, 2015

Portfolio Composition by Quality Rating*
Rating	% of Total Investments
Fixed Income Instruments
AAA	0.2%
AA	2.2%
A	4.2%
BBB	9.9%
BB	24.5%
B	49.1%
CCC	4.4%
CC	0.2%
D	0.1%
NR**	1.0%
Other Instruments
Short Term Investments	4.0%
Common Stocks	0.2%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

*
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

**	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
FLOATING RATE STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Travelport, LLC*	189,931	$3,171,847

BASIC MATERIALS - 0.0%
Mirabela Nickel Ltd.*,††	4,755,634	507,094

Total Common Stocks
(Cost $5,290,286)		3,678,941

SHORT TERM INVESTMENTS† - 4.4%
Federated U.S. Treasury Cash Reserve Fund 0.00%	62,035,445	62,035,445
Total Short Term Investments
(Cost $62,035,445)		62,035,445

	Face Amount

SENIOR FLOATING RATE INTERESTS††,3,8 - 74.6%

INDUSTRIAL - 15.3%
Amber Bidco Foster + Partners
4.75% due 06/30/21†††,1	$10,480,000	10,289,264
5.06% due 06/30/21†††,1	GBP 3,500,000	5,098,292
Multiplan, Inc.
3.75% due 03/31/21	14,000,000	13,947,499
Gates Global, Inc.
4.25% due 07/05/21	13,722,682	13,662,713
Flakt Woods
2.63% due 03/20/17†††,1	EUR 12,183,214	12,833,465
Brickman Group Holdings, Inc.
4.00% due 12/18/20	12,463,027	12,397,222
US Infrastructure Corp.
4.00% due 07/10/20	11,209,364	11,125,294
Crosby Worldwide
3.75% due 11/23/20	10,894,454	10,036,516
Transdigm, Inc.
3.75% due 02/28/20	4,500,000	4,489,335
3.75% due 06/04/21	4,037,150	4,025,240
Rexnord LLC/ RBS Global, Inc.
4.00% due 08/21/20	8,274,000	8,268,208
Thermasys Corp.
5.25% due 05/03/19	6,569,063	6,552,640
CareCore National LLC
5.50% due 03/05/21	6,460,621	6,492,924
Hardware Holdings LLC
6.75% due 03/30/201	6,218,750	6,032,188
SIRVA Worldwide, Inc.
7.50% due 03/27/19	5,880,000	5,850,600
Mitchell International, Inc.
8.50% due 10/11/21	3,050,000	3,018,860
4.50% due 10/13/20	2,802,685	2,802,096
Doncasters Group Ltd.
9.50% due 10/09/20	3,834,483	3,815,310
4.50% due 04/09/20	1,424,971	1,426,153
Connolly Corp.
5.00% due 05/14/21	4,962,500	4,984,236
Berlin Packaging LLC
4.50% due 10/01/21	4,933,230	4,938,361
Mast Global
8.75% due 09/12/19†††,1	4,715,756	4,680,088
Power Borrower, LLC
4.25% due 05/06/20	2,925,868	2,896,610
8.25% due 11/06/20	1,670,000	1,624,075
syncreon
5.25% due 10/28/20	3,752,500	3,593,019
Knowledge Learning Corp.
5.25% due 03/18/21	3,514,500	3,543,776
Ceva Logistics US Holdings
6.50% due 03/19/21	3,745,419	3,500,393
Goodpack Ltd.
4.75% due 09/09/21	3,471,436	3,462,758
NVA Holdings, Inc.
4.99% due 08/14/21	3,300,000	3,300,000
Ceva Group plc (United Kingdom)
6.50% due 03/19/21	2,600,985	2,430,829

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
FLOATING RATE STRATEGIES FUND

	Face Amount	Value

due 03/19/192	$600,000	$502,915
NANA Development Corp.
8.00% due 03/15/181	3,060,000	2,929,950
GYP Holdings III Corp.
4.75% due 04/01/21	2,779,000	2,704,328
Learning Care Group (US), Inc.
5.50% due 05/05/21	2,530,875	2,540,366
Ceva Logistics Holdings BV (Dutch)
6.50% due 03/19/21	2,715,429	2,537,785
SI Organization
5.75% due 11/23/19	2,430,909	2,439,417
Headwaters, Inc.
4.50% due 03/11/22	2,000,000	2,007,500
Tank Holdings Corp.
5.25% due 03/11/22	2,000,000	2,005,000
Berry Plastics Corp.
3.50% due 02/08/20	1,083,417	1,080,167
3.75% due 01/06/21	815,500	815,223
Constantinople Acquisition GmbH
4.75% due 02/25/22	1,850,000	1,847,114
Quikrete Holdings, Inc.
4.00% due 09/28/20	1,750,000	1,756,563
Nord Anglia Education Finance LLC
4.50% due 03/31/21	1,637,625	1,637,625
Dematic S.A.
4.25% due 12/28/19	1,348,030	1,343,541
Braas Monier Buildings Group
4.57% due 10/15/20	EUR 1,216,837	1,317,651
Camp Systems International
8.25% due 11/29/19	1,150,000	1,147,125
Waste Industries USA, Inc.
4.25% due 02/27/20	900,000	902,529
AlliedBarton Security Services LLC
4.25% due 02/12/21	700,000	699,419
CPM Acquisition Corp.
6.25% due 08/29/17	356,533	356,533
10.25% due 03/01/18	325,000	325,000
Wireco Worldgroup, Inc.
6.00% due 02/15/17	482,885	480,470
Ceva Logistics Canada, ULC
6.50% due 03/19/21	468,177	437,549
Omnitracs, Inc.
8.75% due 05/25/21	350,000	341,908
Advanced Disposal Services, Inc.
3.75% due 10/09/19	344,846	340,722
Hunter Fan Co.
6.50% due 12/20/171	220,700	218,493
Total Safety U.S., Inc.
9.25% due 09/13/20	99,750	90,773
Total Industrial		213,923,630

CONSUMER, CYCLICAL - 13.6%
Party City Holdings, Inc.
4.00% due 07/27/19	13,426,618	13,404,195
Sears Holdings Corp.
5.50% due 06/30/18	13,008,740	12,801,381
BJ’s Wholesale Club, Inc.
4.50% due 09/26/19	12,421,889	12,416,299
PetSmart, Inc.
5.00% due 03/11/22	12,000,000	12,086,760
Eyemart Express
5.00% due 12/18/21	12,000,000	12,060,000
Warner Music Group
3.75% due 07/01/20	12,176,221	11,871,815
Ipreo Holdings
4.25% due 08/06/21	8,979,328	8,900,759
Neiman Marcus Group, Inc.
4.25% due 10/25/20	7,927,116	7,895,883
National Vision, Inc.
4.00% due 03/12/21	7,400,000	7,310,608
American Tire Distributors, Inc.
5.25% due 09/24/21	5,050,047	5,068,984
7.00% due 06/01/18	2,188,945	2,188,945

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
FLOATING RATE STRATEGIES FUND

	Face Amount	Value

ServiceMaster Co.
4.25% due 07/01/21	$6,234,750	$6,203,576
Sky Bet
6.50% due 02/25/22	GBP 3,700,000	5,468,947
Smart & Final Stores LLC
4.75% due 11/15/19	5,410,926	5,427,862
Pinnacle Foods Corp.
3.00% due 04/29/20	5,000,000	4,976,550
1-800 Contacts, Inc.
4.25% due 01/29/21	4,696,954	4,679,341
Ceridian Corp.
4.50% due 09/15/20	4,475,325	4,405,421
Ollies Bargain Outlet
4.75% due 09/28/19	4,118,706	4,077,519
Compucom Systems, Inc.
4.25% due 05/07/20	4,340,806	4,036,949
TI Automotive Ltd.
4.25% due 07/02/21	3,900,525	3,895,649
Acosta, Inc.
5.00% due 09/26/21	3,690,750	3,724,779
Nassa Midco AS
4.25% due 05/14/21	EUR 3,300,000	3,559,991
Digital Cinema
3.25% due 05/17/21	3,414,706	3,401,901
Fitness International LLC
5.50% due 07/01/20	3,473,750	3,230,588
Equinox Fitness
5.00% due 01/31/20	3,172,816	3,180,748
Capital Automotive LP
6.00% due 04/30/20	2,830,000	2,872,450
California Pizza Kitchen, Inc.
5.25% due 03/29/18	2,934,517	2,854,551
Pinnacle Entertainment, Inc.
3.75% due 08/13/20	2,830,484	2,828,955
Interline Brands, Inc.
4.00% due 03/17/21	2,660,000	2,645,051
TANK & RAST
3.58% due 12/10/19	EUR 2,340,000	2,520,031
Mattress Firm
5.25% due 10/20/21	2,443,875	2,459,149
SNL Financial
4.50% due 10/23/18	2,029,659	2,029,659
GCA Services Group, Inc.
4.30% due 11/01/19	1,670,981	1,670,981
9.25% due 11/01/20	200,000	198,000
IntraWest Holdings S.à r.l.
5.50% due 12/09/20	1,175,770	1,182,754
Container Store, Inc.
4.25% due 04/06/19	885,480	881,051
Kate Spade & Co.
4.00% due 04/09/21	587,120	586,139
Fleetpride Corp.
5.25% due 11/19/19	572,766	567,754
Advantage Sales & Marketing, Inc.
4.25% due 07/23/211	498,750	498,057
Jacobs Entertainment, Inc.
5.25% due 10/29/18	481,919	467,462
Navistar, Inc.
5.75% due 08/17/17	312,500	313,672
CKX Entertainment, Inc.
9.00% due 06/21/171	145,875	102,113
Total Consumer, Cyclical		190,953,279

TECHNOLOGY - 12.7%
Infor, Inc.
3.75% due 06/03/20	12,238,031	12,113,077
Active Network, Inc., The
5.50% due 11/13/20	12,140,605	12,085,001
Go Daddy Operating Company, LLC
4.75% due 05/13/21	12,010,174	12,051,369
TIBCO Software, Inc.
6.50% due 12/04/20	12,000,000	11,988,720
Sabre, Inc.
4.50% due 02/19/19	8,277,456	8,275,387
4.00% due 02/19/19	2,922,141	2,922,141
Greenway Medical Technologies
6.00% due 11/04/201	9,875,000	9,875,000
Telx Group
4.50% due 04/09/20	9,055,109	8,994,711

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
FLOATING RATE STRATEGIES FUND

	Face Amount	Value

7.50% due 04/09/21	$600,000	$591,750
Micro Focus International plc
5.25% due 11/19/21	9,558,824	9,573,162
GlobalLogic Holdings, Inc.
6.25% due 05/31/19	9,628,125	9,555,914
Advanced Computer Software
6.50% due 01/31/22	6,500,000	6,410,625
10.50% due 01/31/23	2,200,000	2,112,000
LANDesk Group, Inc.
5.00% due 02/25/20	8,372,925	8,351,993
Aspect Software, Inc.
7.25% due 05/07/16	7,785,705	7,746,776
Deltek, Inc.
4.50% due 10/10/18	5,908,820	5,918,038
Banca Civica (UK) - Chambertin
5.07% due 08/12/20†††,1	GBP 3,800,000	5,509,918
EIG Investors Corp.
5.00% due 11/09/19	5,354,955	5,371,716
CDW LLC
3.25% due 04/29/20	4,900,027	4,851,664
Renaissance Learning Corp.
4.50% due 04/09/21	4,656,213	4,555,313
Sophos
5.00% due 01/29/21	4,425,300	4,434,505
Wall Street Systems
4.50% due 04/30/21	4,300,091	4,275,925
American Builders & Contractors Supply Co., Inc.
3.50% due 04/16/20	4,258,226	4,246,515
Blue Coat Systems, Inc.
4.00% due 05/31/19	2,921,728	2,919,303
Evergreen Skill
5.75% due 04/28/21	2,747,250	2,712,909
Eze Castle Software, Inc.
7.25% due 04/05/21	1,441,176	1,354,706
4.00% due 04/06/20	1,000,000	994,170
CCC Information Services, Inc.
4.00% due 12/20/19	1,804,686	1,795,662
Sparta Holding Corp.
7.50% due 07/28/20†††	1,446,375	1,433,358
Applied Systems, Inc.
4.29% due 01/25/21	1,313,977	1,313,162
Paradigm Ltd
4.75% due 07/30/191	1,402,666	1,255,386
Lantiq Deutschland GmbH
11.00% due 11/16/151	1,206,462	1,194,397
Sophia, LP
4.00% due 07/19/18	364,703	364,156
P2 Energy Solutions
9.00% due 04/30/21	390,000	358,800
Total Technology		177,507,229

COMMUNICATIONS - 10.6%
Cartrawler
4.25% due 04/29/21	EUR 17,700,000	18,955,792
Ziggo BV
3.75% due 01/15/22	EUR 12,300,000	13,209,426
Scout24 AG
4.00% due 02/12/21	EUR 12,000,000	12,907,886
Univision Communications, Inc.
4.00% due 03/01/20	12,354,348	12,325,453
Avaya, Inc.
4.68% due 10/26/17	7,396,349	7,273,644
6.50% due 03/31/18	4,875,839	4,860,285
Asurion Corp.
4.25% due 07/08/20	6,580,855	6,558,677
5.00% due 05/24/19	3,822,692	3,831,178
Light Tower Fiber LLC
4.00% due 04/13/20	10,188,199	10,143,677
Zayo Group LLC
4.00% due 07/02/19	8,727,917	8,734,900
Virgin Media Investment Holdings Ltd.
3.50% due 06/07/20	7,552,995	7,538,870

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
FLOATING RATE STRATEGIES FUND

	Face Amount	Value

Lions Gate Entertainment Corp.
5.00% due 03/11/22	$7,000,000	$7,005,810
Cengage Learning Acquisitions, Inc.
7.00% due 03/31/20	6,241,115	6,258,964
Gogo LLC
11.25% due 03/21/181	4,246,177	4,331,101
7.50% due 03/21/18	1,365,007	1,310,406
CBS Outdoor Americas Capital LLC
3.00% due 01/31/21	4,600,000	4,588,500
Springer Science + Business Media SA
4.75% due 08/14/20	4,100,000	4,105,125
Live Nation Worldwide, Inc.
3.50% due 08/14/20	2,955,000	2,947,613
EMI Music Publishing
3.75% due 06/29/18	2,577,845	2,573,179
Interactive Data Corp.
4.75% due 05/02/21	2,260,363	2,269,314
Anaren, Inc.
5.50% due 02/18/21	1,580,000	1,576,050
9.25% due 08/18/21	275,000	272,250
Cumulus Media, Inc.
4.25% due 12/23/20	1,759,229	1,725,364
Internet Brands
5.00% due 07/08/21	1,580,788	1,578,322
Level 3 Communications, Inc.
4.00% due 08/01/19	750,000	751,095
Townsquare Media
4.25% due 03/25/22	700,000	700,441
Clientlogic Corp.
7.50% due 01/30/17	250,000	247,500
Total Communications		148,580,822

FINANCIAL - 9.2%
National Financial Partners Corp.
4.50% due 07/01/20	14,331,896	14,281,160
4.42% due 07/01/181	2,111,111	1,917,968
HUB International Ltd.
4.00% due 10/02/20	12,603,690	12,491,139
Transunion Holding Co.
4.00% due 04/09/21	11,895,252	11,887,877
Hyperion Insurance
5.50% due 03/26/22	11,800,000	11,859,000
York Risk Services
4.75% due 10/01/21	11,610,453	11,562,037
First Data Corp.
3.67% due 03/23/18	8,200,000	8,191,800
4.17% due 03/24/21	1,199,869	1,202,869
3.67% due 09/24/18	400,000	399,416
AssuredPartners
5.00% due 04/02/21	8,281,466	8,255,628
Magic Newco, LLC
5.00% due 12/12/18	7,482,074	7,487,386
12.00% due 06/12/19	500,000	543,750
Intertrust Group
7.28% due 04/11/22	3,300,000	3,284,886
4.53% due 04/16/21	2,616,000	2,611,631
American Stock Transfer & Trust
5.75% due 06/26/20	5,769,134	5,740,288
Expert Global Solutions
8.50% due 04/03/18	4,174,422	4,162,233
8.32% due 04/02/17†††,1	304,167	284,233
STG-Fairway Acquisitions, Inc.
6.25% due 02/28/19	2,940,031	2,921,656
10.50% due 08/28/19†††,1	1,300,000	1,291,030
WTG Holdings
4.75% due 01/15/21	4,178,219	4,178,219
Lineage Logistics LLC
4.50% due 04/07/21	4,049,100	4,011,160
Genex Services, Inc.
5.25% due 05/28/21	2,779,000	2,782,474
Fly Leasing Ltd.
4.50% due 08/09/19	2,525,391	2,531,704
Cunningham Lindsey U.S., Inc.
5.00% due 12/10/19	1,615,080	1,586,816

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
FLOATING RATE STRATEGIES FUND

	Face Amount	Value

9.25% due 06/10/20	$194,886	$188,553
USI Holdings Corp.
4.25% due 12/27/19	1,390,762	1,391,346
AmWINS Group, LLC
5.25% due 09/06/19	1,097,436	1,105,667
Alliant Holdings I, LLC
5.00% due 12/20/19	863,987	866,147
Hamilton Lane Advisors LLC
4.00% due 02/28/18	172,469	171,607
Total Financial		129,189,680

CONSUMER, NON-CYCLICAL - 9.2%
Albertson’s (Safeway) Holdings LLC
5.50% due 08/25/21	15,350,000	15,471,571
Performance Food Group
6.25% due 11/14/19	11,811,362	11,821,164
Dollar Tree, Inc.
4.25% due 03/09/22	11,000,000	11,111,540
CTI Foods Holding Co. LLC
8.25% due 06/28/21	8,650,000	8,498,625
4.50% due 06/28/20	1,329,750	1,325,601
Par Pharmaceuticals
4.25% due 09/30/19	9,541,000	9,529,074
Valeant Pharmaceuticals International, Inc.
4.00% due 03/11/22	5,379,518	5,402,112
3.50% due 08/05/20	4,000,000	4,000,000
Authentic Brands
5.50% due 05/27/21	8,436,250	8,443,252
Dole Food Company, Inc.
4.50% due 11/01/18	7,760,000	7,776,994
Reddy Ice Holdings, Inc.
6.75% due 04/01/191	4,804,456	4,203,899
10.75% due 10/01/191	2,000,000	1,520,000
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	5,420,421	5,379,768
Pinnacle Foods Corp.
3.00% due 04/29/20	4,700,000	4,677,816
Hostess Brands
6.75% due 04/09/20	2,772,000	2,817,045
Serta Simmons Holdings LLC
4.25% due 10/01/19	2,692,094	2,696,025
Nellson Nutraceutical (US)
6.00% due 12/23/21	2,187,500	2,177,481
Continental Foods
4.27% due 08/20/21	EUR 2,000,000	2,157,700
Post Holdings
3.75% due 06/02/21	2,050,000	2,053,137
Nellson Nutraceutical (CAD)
6.00% due 12/23/21	2,012,500	2,003,283
Akorn, Inc.
4.50% due 04/16/21	1,990,000	1,996,229
AdvancePierre Foods, Inc.
5.75% due 07/10/17	1,451,511	1,452,716
9.50% due 10/10/17	461,000	461,576
DJO Finance LLC
4.25% due 09/15/17	1,895,844	1,899,162
Mitel Networks Corp.
5.25% due 01/31/20	1,879,095	1,878,701
NES Global Talent
6.50% due 10/03/19	1,738,141	1,651,234
Catalent Pharma Solutions, Inc.
4.25% due 05/20/21	1,209,424	1,214,117
Aramark Corp.
3.25% due 02/24/21	1,207,800	1,204,781
Harvard Drug
5.00% due 08/16/20	1,150,000	1,141,375
Fender Musical Instruments Corp.
5.75% due 04/03/19	1,025,667	1,022,252
PPDI
4.00% due 12/05/18	997,449	997,030
Rite Aid Corp.
5.75% due 08/21/20	500,000	505,000
Targus Group International, Inc.
14.75% due 05/24/161	223,630	177,226
Total Consumer, Non-cyclical		128,667,486

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
FLOATING RATE STRATEGIES FUND

	Face Amount	Value

BASIC MATERIALS - 2.1%
Chromaflo Technologies
4.50% due 12/02/19	$8,024,779	$7,944,530
Royal Adhesives and Sealants
5.50% due 07/31/18	5,402,367	5,415,873
INEOS US Finance LLC
4.25% due 03/11/22	4,500,000	4,501,125
Reynolds Group Holdings
4.50% due 12/01/18	3,109,251	3,120,910
Minerals Technologies, Inc.
4.00% due 05/07/21	2,660,089	2,670,065
Ennis-Flint
4.25% due 03/31/21	2,079,000	2,040,019
7.75% due 09/30/21	270,000	243,000
Fortescue Metals Group Ltd.
3.75% due 06/30/19	1,945,000	1,753,379
Hoffmaster Group, Inc.
5.25% due 05/09/20	947,613	951,565
6.37% due 05/09/191	500,000	452,141
Atkore International, Inc.
7.75% due 10/09/21	400,000	386,000
Total Basic Materials		29,478,607

UTILITIES - 1.4%
Veresen Midstream LP
6.00% due 04/01/22	9,900,000	9,882,675
Expro Holdings UK 3 Ltd.
5.75% due 09/02/21	5,935,125	5,040,642
Panda Temple II Power
7.25% due 04/03/19	4,500,000	4,387,500
Total Utilities		19,310,817

ENERGY - 0.5%
PSS Companies
5.50% due 01/28/20	5,697,597	4,472,613
Floatel International Ltd.
6.00% due 06/27/20	3,329,435	2,426,326
Total Energy		6,898,939
Total Senior Floating Rate Interests
(Cost $1,067,785,990)		1,044,510,489

ASSET-BACKED SECURITIES†† - 9.2%
Gramercy Real Estate CDO Ltd.
2007-1A, 0.54% due 08/15/563,4	11,055,298	9,960,823
Cedar Woods CRE CDO Ltd.
2006-1A, 0.44% due 07/25/51	7,578,033	6,852,816
GreenPoint Mortgage Funding Trust
2005-HE4, 0.88% due 07/25/303	6,436,943	6,152,320
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46	6,190,752	5,697,968
OHA Credit Partners IX Ltd.
2013-9A, 0.00% due 10/20/254,7	6,000,000	5,680,799
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.43% due 04/25/363	4,300,000	3,902,130
2007-BC1, 0.30% due 02/25/373	900,000	782,982
N-Star REL CDO VIII Ltd.
2006-8A, 0.54% due 02/01/413,4	3,250,000	2,931,500
2006-8A, 0.47% due 02/01/413,4	1,332,536	1,307,618
KKR Financial CLO Ltd.
2007-1A, 2.51% due 05/15/213,4	4,100,000	4,084,010
Avery 2013-3X
due 01/18/252	4,300,020	4,009,769
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29	3,985,244	3,955,355
Golub Capital Partners CLO 24M Ltd.
2015-24A, 4.02% due 02/05/273,4	3,750,000	3,750,000

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
FLOATING RATE STRATEGIES FUND

	Face Amount	Value

N-Star Real Estate CDO IX Ltd.
0.49% due 02/01/411	$3,597,848	$3,438,104
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.92% due 10/10/263,4	3,500,000	3,437,700
CIT Mortgage Loan Trust
2007-1, 1.62% due 10/25/373,4	3,400,000	3,230,422
Jasper CLO Ltd.
2005-1A, 1.15% due 08/01/173,4	3,000,000	2,952,000
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29	2,936,496	2,929,155
NewStar Commercial Loan Funding LLC
2013-1A, 4.80% due 09/20/233,4	2,750,000	2,673,550
2013-1A, 5.55% due 09/20/233,4	250,000	247,025
Treman Park CLO LLC
2015-1A, 0.00% due 04/20/274,7	3,000,000	2,880,300
Halcyon Loan Advisors Funding Ltd.
2012-1A, 3.26% due 08/15/233,4	2,600,000	2,538,900
ALM XIV Ltd.
2014-14A, 3.71% due 07/28/263,4	2,650,000	2,516,440
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 4.73% due 10/15/263,4	2,500,000	2,362,000
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 0.31% due 07/25/373,4	2,570,900	2,261,852
GSAMP Trust
2005-HE6, 0.61% due 11/25/353	2,250,000	2,086,826
Duane Street CLO IV Ltd.
2007-4A, 2.51% due 11/14/213,4	2,000,000	1,947,800
Highland Park CDO I Ltd.
2006-1A, 0.59% due 11/25/513,4	1,713,528	1,636,419
DIVCORE CLO Ltd.
2013-1A B, 4.07% due 11/15/32	1,600,000	1,608,000
MCF CLO I LLC
2013-1A, 3.81% due 04/20/233,4	1,500,000	1,469,550
TCW Global Project Fund III Ltd.
2005-1A, 0.91% due 09/01/173,4	1,003,559	973,452
2005-1A, 1.11% due 09/01/17†††,3,4	500,000	474,700
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.26% due 12/20/183,4	1,288,000	1,263,142
Grayson CLO Ltd.
2006-1A, 0.66% due 11/01/213,4	1,200,000	1,135,800
GSAA Home Equity Trust
2007-7, 0.44% due 07/25/373	1,286,266	1,086,094
Telos CLO 2007-2 Ltd.
2007-2A, 2.45% due 04/15/223,4	1,100,000	1,061,390
Cerberus Onshore II CLO LLC
2014-1A, 4.25% due 10/15/233,4	600,000	568,560
2014-1A, 3.75% due 10/15/233,4	500,000	487,950
Telos CLO Ltd.
2013-3A, 4.51% due 01/17/243,4	1,050,000	1,033,095

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
FLOATING RATE STRATEGIES FUND

	Face Amount	Value

Acis CLO Ltd.
2013-1A, 4.76% due 04/18/243,4	$1,000,000	$1,002,800
Gramercy Park CLO Ltd.
2014-1AR, 4.30% due 07/17/233,4	1,000,000	997,300
COA Summit CLO Limited
2014-1A, 4.10% due 04/20/233,4	1,000,000	992,700
ACIS CLO Ltd.
2015-6A, 3.63% due 05/01/273,4	1,000,000	992,600
Salus CLO Ltd.
2013-1AN, 6.98% due 03/05/213,4	1,000,000	989,400
Churchill Financial Cayman Ltd.
2007-1A, 2.85% due 07/10/193,4	1,000,000	942,600
NewStar Commercial Loan Trust
2007-1A, 1.56% due 09/30/223,4	500,000	475,650
2007-1A, 2.56% due 09/30/223,4	500,000	461,650
Putnam Structured Product CDO Ltd.
2002-1A, 0.86% due 01/10/383,4	997,450	928,726
ARES XXVI CLO Ltd.
2013-1A, due 04/15/252,4	1,250,000	849,500
Garrison Funding Ltd.
2013-2A, 4.88% due 09/25/233,4	750,000	743,100
Shackleton II CLO Ltd.
2012-2A, 4.31% due 10/20/233,4	750,000	736,200
Westchester CLO Ltd.
2007-1A, 0.59% due 08/01/223,4	750,000	714,300
New Century Home Equity Loan Trust
2004-4, 0.97% due 02/25/353	783,564	702,466
Airplanes Pass Through Trust
2001-1A, 0.72% due 03/15/193	1,668,390	684,040
KKR Financial CLO Ltd.
2007-1X, 5.25% due 05/15/21	650,000	649,285
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.56% due 07/25/253,4	600,000	574,920
ACA CLO Ltd.
2007-1A, 1.20% due 06/15/223,4	575,000	547,975
Tricadia CDO Ltd.
2006-6A, 1.01% due 11/05/413,4	550,000	535,645
CIFC Funding Ltd.
2012-2A, 4.52% due 12/05/243,4	500,000	500,000
Aerco Ltd.
2000-2A, 0.63% due 07/15/253	1,201,286	488,803
Kingsland III Ltd.
2006-3A, 1.86% due 08/24/213,4	500,000	482,800
Pangaea CLO Ltd.
2007-1A, 0.76% due 10/21/213,4	500,000	482,200
Westwood CDO I Ltd.
2007-1A, 0.94% due 03/25/213,4	500,000	471,500
Kingsland IV Ltd.
2007-4A, 1.70% due 04/16/213,4	500,000	466,750
MCF CLO III LLC
2014-3A, 3.46% due 01/20/243,4	500,000	458,200

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
FLOATING RATE STRATEGIES FUND

	Face Amount	Value

Babcock & Brown Air Funding I Ltd.
2007-1A, 0.47% due 11/14/333,4	$449,328	$381,929
Drug Royalty Limited Partnership 1
2012-1, 5.50% due 07/15/243,4	353,077	363,298
Northwind Holdings LLC
2007-1A, 1.01% due 12/01/373,4	396,990	361,261
Eastland CLO Ltd.
2007-1A, 0.65% due 05/01/223,4	350,000	329,070
Cerberus Offshore Levered I, LP
2012-1A, 6.27% due 11/30/183,4	250,000	250,100
2012-1A, 5.02% due 11/30/183,4	69,574	69,567
Asset Backed Securities Corporation Home Equity Loan Trust Series
2004-HE8, 1.22% due 12/25/343	317,797	305,119
NewStar Commercial Loan Funding LLC
2014-1A, 5.01% due 04/20/253,4	250,000	250,000
Black Diamond CLO Delaware Corp.
2005-2A, 2.07% due 01/07/183,4	250,000	243,025
Great Lakes CLO Ltd.
2014-1A, 4.45% due 04/15/253,4	250,000	232,400
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/413,4	202,346	201,112
Credit Card Pass-Through Trust
2012-BIZ, 0.00% due 12/15/49†††,4,7	219,344	193,834
Diversified Asset Securitization Holdings II, LP
2000-1A, 0.76% due 09/15/353,4	152,543	149,935
Vega Containervessel plc
2006-1A, 5.56% due 02/10/214	33,098	32,757
Total Asset-Backed Securities
(Cost $123,997,699)		128,602,833

CORPORATE BONDS††,8 - 8.7%
ENERGY - 3.2%
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
8.37% due 06/01/19	6,540,000	6,850,650
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
6.00% due 12/15/20	6,300,000	6,331,500
CONSOL Energy, Inc.
5.87% due 04/15/22	6,750,000	6,108,750
Ultra Petroleum Corp.
5.75% due 12/15/18	4,680,000	4,223,700
Unit Corp.
6.62% due 05/15/21	4,000,000	3,760,000
ContourGlobal Power Holdings S.A.
7.12% due 06/01/194	3,500,000	3,570,000
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	2,750,000	2,255,000
Gibson Energy, Inc.
6.75% due 07/15/214	1,780,000	1,815,600
Ultra Resources, Inc.
4.66% due 10/12/22†††,1	1,800,000	1,573,740

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
FLOATING RATE STRATEGIES FUND

	Face Amount	Value

Penn Virginia Resource Partners Limited Partnership / Penn Virginia Resource Finance Corp.
8.37% due 06/01/20	$1,340,000	$1,460,600
FTS International, Inc.
6.25% due 05/01/224	1,950,000	1,433,250
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.87% due 04/15/22	1,670,000	1,202,400
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21	1,375,000	948,750
7.75% due 01/15/21	125,000	85,000
Precision Drilling Corp.
6.62% due 11/15/20	1,000,000	942,500
Exterran Holdings, Inc.
7.25% due 12/01/18	700,000	707,000
Total Energy		43,268,440

FINANCIAL - 1.9%
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	5,000,000	5,150,000
4.87% due 03/15/19	1,750,000	1,782,813
6.00% due 08/01/20	1,700,000	1,765,960
3.50% due 03/15/17	1,000,000	1,007,500
Kennedy-Wilson, Inc.
5.88% due 04/01/24	6,000,000	6,015,000
Citigroup, Inc.
5.35%3,5	4,000,000	3,870,000
Credit Acceptance Corp.
6.12% due 02/15/21	3,100,000	2,968,250
Cabot Financial Luxembourg S.A.
6.50% due 04/01/214	GBP 1,300,000	1,816,887
Oxford Finance LLC / Oxford Finance Company-Issuer, Inc.
7.25% due 01/15/184	650,000	669,500
HRG Group, Inc.
7.88% due 07/15/19	490,000	515,725
Fidelity & Guaranty Life Holdings, Inc.
6.37% due 04/01/214	450,000	472,500
LCP Dakota Fund
10.00% due 08/17/151	28,800	28,791
Total Financial		26,062,926

CONSUMER, NON-CYCLICAL - 1.0%
Central Garden & Pet Co.
8.25% due 03/01/18	5,206,000	5,326,415
Vector Group Ltd.
7.75% due 02/15/21	4,440,000	4,723,050
Opal Acquisition, Inc.
8.87% due 12/15/214	3,770,000	3,835,975
Premier Foods Finance plc
5.56% due 03/16/203,9	GBP 350,000	462,159
Total Consumer, Non-cyclical		14,347,599

COMMUNICATIONS - 0.9%
Level 3 Financing, Inc.
3.83% due 01/15/183	4,210,000	4,241,575
Alcatel-Lucent USA, Inc.
6.75% due 11/15/204	3,000,000	3,195,000
Virgin Media Secured Finance plc
5.38% due 04/15/214	1,800,000	1,887,750
MDC Partners, Inc.
6.75% due 04/01/204	1,000,000	1,053,750
SITEL LLC / Sitel Finance Corp.
11.00% due 08/01/174	670,000	693,450
CyrusOne Limited Partnership / CyrusOne Finance Corp.
6.37% due 11/15/22	600,000	637,500
Avaya, Inc.
7.00% due 04/01/194	610,000	605,425

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
FLOATING RATE STRATEGIES FUND

	Face Amount	Value

UPCB Finance VI Ltd.
6.88% due 01/15/224	$530,000	$565,775
Total Communications		12,880,225

INDUSTRIAL - 0.8%
CEVA Group plc
7.00% due 03/01/214	5,800,000	5,626,000
BMBG Bond Finance SCA
5.07% due 10/15/203,4	EUR 4,000,000	4,339,952
Unifrax I LLC / Unifrax Holding Co.
7.50% due 02/15/194	1,525,000	1,532,625
Total Industrial		11,498,577

CONSUMER, CYCLICAL - 0.4%
GRD Holdings III Corp.
10.75% due 06/01/194	3,680,000	4,001,999
Checkers Drive-In Restaurants, Inc.
11.00% due 12/01/174	1,000,000	1,088,120
Men’s Wearhouse, Inc.
7.00% due 07/01/224,6	525,000	552,563
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/191	58,109	59,126
Total Consumer, Cyclical		5,701,808

TECHNOLOGY - 0.2%
NCR Corp.
6.38% due 12/15/23	1,800,000	1,917,000
Eagle Midco, Inc.
9.00% due 06/15/184	1,400,000	1,426,250
Total Technology		3,343,250

BASIC MATERIALS - 0.2%
TPC Group, Inc.
8.75% due 12/15/204	1,555,000	1,422,825
Mirabela Nickel Ltd.
9.50% due 06/24/19†††,1	1,113,492	1,113,492
1.00% due 07/31/44†††,1	25,316	—
Total Basic Materials		2,536,317

DIVERSIFIED - 0.1%
HRG Group, Inc.
7.75% due 01/15/22	1,975,000	1,965,125

UTILITIES - 0.0%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/234	630,000	644,175
Total Corporate Bonds
(Cost $127,127,929)		122,248,442

MORTGAGE-BACKED SECURITIES†† - 1.7%
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 0.97% due 11/25/463	4,648,340	3,240,024
2007-OA4, 0.89% due 04/25/473	3,786,607	2,780,789
IndyMac INDX Mortgage Loan Trust
2006-AR4, 0.38% due 05/25/463	3,630,766	3,075,703
HarborView Mortgage Loan Trust
2005-13, 0.46% due 02/19/363	4,089,521	3,059,792
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.40% due 02/25/363	3,567,015	2,971,819
Lehman XS Trust Series
2006-16N, 0.36% due 11/25/463	3,236,884	2,702,225
GreenPoint Mortgage Funding Trust
2006-AR1, 0.46% due 02/25/363	3,029,651	2,607,578
Acis CLO Ltd.
2013-2A, 4.10% due 10/14/223,4	1,800,000	1,783,620

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
FLOATING RATE STRATEGIES FUND

	Face Amount	Value

Bear Stearns Mortgage Funding Trust
2007-AR5, 0.34% due 06/25/473	$927,462	$741,060
Alliance Bancorp Trust
2007-OA1, 0.41% due 07/25/373	911,681	608,824
Total Mortgage-Backed Securities
(Cost $23,391,077)		23,571,434

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 1.3%
LSTAR Securities Investment Trust
2014-1, 3.28% due 09/01/213,4	6,213,540	6,271,326
HarborView Mortgage Loan Trust
2006-12, 0.37% due 01/19/383	4,274,175	3,610,425
Nomura Resecuritization Trust
2015-4R, 0.61% due 03/26/363,4	3,300,000	2,984,438
2012-1R, 0.62% due 08/27/473,4	3,133,473	2,898,462
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/463,4	1,486,796	1,413,646
Morgan Stanley Re-REMIC Trust
2010-R5, 0.48% due 06/26/363,4	1,417,041	1,018,328
Total Collateralized Mortgage Obligations
(Cost $18,028,352)		18,196,625

COMMERCIAL PAPER†† - 9.9%
VF Corp.
0.40% due 04/13/15	15,750,000	15,747,900
Snap-on, Inc.
0.45% due 04/01/15	15,000,000	15,000,000
General Mills, Inc.
0.45% due 04/22/15	10,000,000	9,997,375
0.48% due 04/22/15	5,000,000	4,998,600
Total General Mills, Inc.		14,995,975
Bacardi Martini BV
0.49% due 04/15/15	13,000,000	12,997,523
Kellog Co.
0.42% due 04/01/15	10,000,000	10,000,000
Philip Morris International, Inc.
0.07% due 04/23/15	10,000,000	9,999,572
American Water Capital Corp.
0.47% due 04/06/15	10,000,000	9,999,347
Aetna, Inc.
0.40% due 04/07/15	10,000,000	9,999,333
MetLife Short Term Funding, LLC
0.12% due 05/06/15	10,000,000	9,998,833
Diageo Capital plc
0.55% due 04/10/15	10,000,000	9,998,625
Reed Elsevier, Inc.
0.52% due 04/20/15	10,000,000	9,997,256
Ryder Sys, Inc.
0.50% due 04/24/15	10,000,000	9,996,806
Total Commercial Paper
(Cost $138,731,170)		138,731,170

Total Investments - 110.1%
(Cost $1,566,387,948)		$1,541,575,379
Other Assets & Liabilities, net - (10.1)%		(141,753,294)
Total Net Assets - 100.0%		$1,399,822,085

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
FLOATING RATE STRATEGIES FUND

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2015	Net Unrealized Appreciation/ (Depreciation)
BNY Mellon	68,000,000	EUR	04/07/15	$74,984,960	$73,110,556	$1,874,404
BNY Mellon	15,800,000	GBP	04/07/15	23,945,712	23,442,681	503,031
BNY Mellon	400,000	AUD	04/07/15	310,828	304,541	6,287
BNY Mellon	(539,800)	USD	04/07/15	(539,800)	(537,578)	(2,222)
						$2,381,500

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Illiquid security.
2	Residual interest.
3	Variable rate security. Rate indicated is rate effective at March 31, 2015.
4
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $152,965,142 (cost $152,624,534), or 10.9% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

5	Perpetual maturity.
6	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 10.
7	Zero coupon rate security.
8	The face amount is denominated in U.S. Dollars unless otherwise indicated.
9
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $462,159 (cost $585,823), or 0.03% of total net assets — See Note 11.

plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
FLOATING RATE STRATEGIES FUND

March 31, 2015

Assets:
Investments, at value (cost $1,566,387,948)	$1,541,575,379
Foreign currency, at value (cost $5,782,903)	5,778,408
Unrealized appreciation on forward foreign currency exchange contracts	2,383,722
Cash	2,346,217
Prepaid expenses	83,192
Receivables:
Fund shares sold	6,510,482
Interest	5,864,941
Securities sold	5,803,081
Foreign taxes reclaim	30,563
Total assets	1,570,375,985

Liabilities:
Unfunded loan commitments, at value (Note 8) (proceeds $4,773,294)	3,846,020
Reverse Repurchase Agreements	404,250
Unrealized depreciation on forward foreign currency exchange contracts	2,222
Payable for:
Securities purchased	161,100,915
Fund shares redeemed	3,467,732
Management fees	512,684
Distribution and service fees	164,586
Fund accounting/administration fees	106,838
Transfer agent/maintenance fees	70,201
Trustees’ fees*	3,333
Miscellaneous	875,119
Total liabilities	170,553,900
Net assets	$1,399,822,085

Net assets consist of:
Paid in capital	$1,414,401,299
Distributions in excess of net investment income	(6,539,416)
Accumulated net realized gain on investments	13,471,630
Net unrealized depreciation on investments	(21,511,428)
Net assets	$1,399,822,085

A-Class:
Net assets	$305,986,539
Capital shares outstanding	11,646,925
Net asset value per share	$26.27
Maximum offering price per share (Net asset value divided by 95.25%)	$27.58

C-Class:
Net assets	$121,333,158
Capital shares outstanding	4,620,511
Net asset value per share	$26.26

Institutional Class:
Net assets	$972,502,388
Capital shares outstanding	36,989,279
Net asset value per share	$26.29

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
FLOATING RATE STRATEGIES FUND

Period Ended March 31, 2015

Investment Income:
Interest (net of foreign withholding tax of $26,093)	$30,427,182
Dividends (net of foreign withholding tax of $2,139)	26,351
Total investment income	30,453,533

Expenses:
Management fees	3,852,828
Transfer agent/maintenance fees:
A-Class	247,651
C-Class	37,516
Institutional Class	177,299
Distribution and service fees:
A-Class	378,159
C-Class	609,048
Fund accounting/administration fees	563,098
Line of credit fees	83,784
Trustees’ fees*	53,208
Custodian fees	44,607
Tax expense	22
Miscellaneous	341,741
Total expenses	6,388,961
Less:
Expenses waived by Adviser	(225,764)
Expenses waived by Transfer Agent
A-Class	(247,473)
C-Class	(37,503)
Institutional Class	(177,161)
Expenses waived by Distributor
A-Class	(21,678)
C-Class	(8,888)
Total waived expenses	(718,467)
Net expenses	5,670,494
Net investment income	24,783,039

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(638,618)
Foreign currency	(5,217,434)
Forward foreign currency exchange contracts	19,767,603
Net realized gain	13,911,551
Net change in unrealized appreciation (depreciation) on:
Investments	(14,214,768)
Foreign currency	31,603
Forward foreign currency exchange contracts	(1,716,214)
Net change in unrealized appreciation (depreciation)	(15,899,379)
Net realized and unrealized loss	(1,987,828)
Net increase in net assets resulting from operations	$22,795,211

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

STATEMENTS OF CHANGES IN NET ASSETS
FLOATING RATE STRATEGIES FUND

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$24,783,039	$51,193,821
Net realized gain on investments	13,911,551	8,475,388
Net change in unrealized appreciation (depreciation) on investments	(15,899,379)	(8,424,760)
Net increase in net assets resulting from operations	22,795,211	51,244,449

Distributions to shareholders from:
Net investment income
A-Class	(7,654,230)	(19,618,301)
C-Class	(2,640,737)	(5,268,652)
Institutional Class	(19,878,223)	(31,207,426)
Net realized gains
A-Class	(968,588)	(760,820)
C-Class	(397,766)	(250,718)
Institutional Class	(2,326,329)	(1,010,452)
Total distributions to shareholders	(33,865,873)	(58,116,369)

Capital share transactions:
Proceeds from sale of shares
A-Class	91,029,462	346,835,950
C-Class	19,493,889	58,742,934
Institutional Class	459,848,578	664,581,990
Distributions reinvested
A-Class	6,838,268	15,511,424
C-Class	2,482,437	4,571,714
Institutional Class	18,206,437	25,876,740
Cost of shares redeemed
A-Class	(153,814,215)	(374,228,993)
C-Class	(31,699,403)	(51,062,726)
Institutional Class	(252,545,466)	(389,646,851)
Net increase from capital share transactions	159,839,987	301,182,182
Net increase in net assets	148,769,325	294,310,262

Net assets:
Beginning of period	1,251,052,760	956,742,498
End of period	$1,399,822,085	$1,251,052,760
Distributions in excess of net investment income at end of period	$(6,539,416)	$(510,475)

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
FLOATING RATE STRATEGIES FUND

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Capital share activity:
Shares sold
A-Class	3,475,569	12,939,395
C-Class	743,073	2,194,462
Institutional Class	17,516,387	24,773,852
Shares issued from reinvestment of distributions
A-Class	260,476	579,106
C-Class	94,631	170,795
Institutional Class	693,147	965,789
Shares redeemed
A-Class	(5,857,702)	(13,963,500)
C-Class	(1,209,871)	(1,905,834)
Institutional Class	(9,606,704)	(14,540,760)
Net increase in shares	6,109,006	11,213,305

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

FINANCIAL HIGHLIGHTS
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.52	$26.62	$26.10	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.54	1.10	1.30	1.09
Net gain (loss) on investments (realized and unrealized)	(.05)	.05	.65	.97
Total from investment operations	.49	1.15	1.95	2.06
Less distributions from:
Net investment income	(.66)	(1.20)	(1.37)	(.96)
Net realized gains	(.08)	(.05)	(.06)	—
Total distributions	(.74)	(1.25)	(1.43)	(.96)
Net asset value, end of period	$26.27	$26.52	$26.62	$26.10

Total Return[e]	1.86%	4.42%	7.61%	8.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$305,987	$365,207	$378,324	$44,175
Ratios to average net assets:
Net investment income (loss)	4.13%	4.10%	4.90%	5.13%
Total expenses	1.25%	1.18%	1.19%	1.39%
Net expenses[d,f]	1.03%	1.04%	1.05%	1.06%
Portfolio turnover rate	30%	58%	50%	61%

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2015[a]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.51	$26.60	$26.09	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.44	.90	1.11	.93
Net gain (loss) on investments (realized and unrealized)	(.05)	.06	.63	.98
Total from investment operations	.39	.96	1.74	1.91
Less distributions from:
Net investment income	(.56)	(1.00)	(1.17)	(.82)
Net realized gains	(.08)	(.05)	(.06)	—
Total distributions	(.64)	(1.05)	(1.23)	(.82)
Net asset value, end of period	$26.26	$26.51	$26.60	$26.09

Total Return[e]	1.53%	3.64%	6.77%	7.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$121,333	$132,370	$120,606	$24,358
Ratios to average net assets:
Net investment income (loss)	3.38%	3.35%	4.19%	4.36%
Total expenses	1.90%	1.89%	1.93%	2.06%
Net expenses[d,f]	1.78%	1.79%	1.81%	1.80%
Portfolio turnover rate	30%	58%	50%	61%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

FINANCIAL HIGHLIGHTS (concluded)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.54	$26.64	$26.12	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.57	1.16	1.36	1.10
Net gain (loss) on investments (realized and unrealized)	(.05)	.06	.65	1.02
Total from investment operations	.52	1.22	2.01	2.12
Less distributions from:
Net investment income	(.69)	(1.27)	(1.43)	(1.00)
Net realized gains	(.08)	(.05)	(.06)	—
Total distributions	(.77)	(1.32)	(1.49)	(1.00)
Net asset value, end of period	$26.29	$26.54	$26.64	$26.12

Total Return[e]	1.98%	4.67%	7.86%	8.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$972,502	$753,476	$457,813	$72,197
Ratios to average net assets:
Net investment income (loss)	4.33%	4.32%	5.12%	5.16%
Total expenses	0.88%	0.87%	0.86%	0.99%
Net expenses[d,f]	0.79%	0.80%	0.81%	0.80%
Portfolio turnover rate	30%	58%	50%	61%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the expense ratios for the periods would be:

	03/31/15	09/30/14	09/30/13	09/30/12
A-Class	1.02%	1.02%	1.03%	1.01%
C-Class	1.77%	1.77%	1.78%	1.76%
Institutional Class	0.78%	0.78%	0.79%	0.77%

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the ”Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC. At March 31, 2015, the Trust consisted of eighteen funds.

This report covers the Floating Rate Strategies Fund (the “Fund”), while the other funds are in separate reports. Only A-Class, C-Class and Institutional Class shares had been issued by the Fund.

The Fund was previously a series (the “Predecessor Fund”) of Security Income Fund, a different registered open-end investment company, which was organized as a Kansas corporation. In January 2014, at a special meeting of shareholders, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Fund, corresponding “shell” series of the Trust. The Fund succeeded to the accounting and performance history of the Predecessor Fund. Any such historical information provided for the Fund that relates to periods prior to January 28, 2014, therefore, is that of the Predecessor Fund.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (”U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with derivative investments such factors may include, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (I) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2015.

C. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

D. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

H. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2015, there were no earnings credits received.

I. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

J. Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

2. Financial Instruments

As part of its investment strategy, the Fund utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities.

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.65% of the average daily net assets of the Fund.

RFS provides transfer agent services to the Fund for fees calculated at the rates below which are assessed to the applicable class of the Fund. For these services, RFS receives the following:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives 0.095% of the average daily net assets of the Fund. The minimum annual charge for administrative fees is $25,000.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Fund has adopted Distribution Plans related to the offering of A-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class shares and 1.00% of the average daily net assets of the Fund’s C-Class shares.

The investment advisory contract for the following Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which the Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Floating Rate Strategies Fund - A-Class	1.02%	11/30/12	02/01/16
Floating Rate Strategies Fund - C-Class	1.77%	11/30/12	02/01/16
Floating Rate Strategies Fund - Institutional Class	0.78%	11/30/12	02/01/16

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2015, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Fund Total
Floating Rate Strategies Fund	$127,768	$430,026	$1,206,044	$718,467	$2,482,305

For the period ended March 31, 2015, no amounts were recouped by GI.

For the period ended March 31, 2015, GFD retained sales charges of $46,666 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Floating Rate Strategies Fund	$65,207,292	$1,431,592,673	$2,383,722	$44,775,414	$1,543,959,101

Liabilities
Floating Rate Strategies Fund	$—	$—	$2,222	$—	$2,222

*	Other financial instruments may include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Independent pricing services are used to value a majority of the Fund's investments. When values are not available from a pricing service, they may be computed by the Fund's investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices;

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund's assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Fund's fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following is a summary of significant unobservable inputs used in the fair value valuation of assets and liabilities categorized within level 3 of the fair value hierarchy.

Fund	Category and Subcategory	Ending Balance at 03/31/15	Valuation Technique	Unobservable Inputs
	Investments, at value
Floating Rate Strategies Fund	Senior Floating Rate Interests	$41,419,648	Model Priced	Purchase Price
	Corporate Bonds	1,573,740	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		1,113,492	Model Priced	Purchase Price
	Total Corporate Bonds	2,687,232
	Asset-Backed Securities	668,534	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognized transfers between the levels as of the beginning of the period. As of March 31, 2015, the Fund had transfers in/out of Level 3 due to changes in securities valuation method and transfers between Level 1 and Level 2 due to utilizing international fair value pricing during the period. See the table below for changes to and from Level 2 and Level 3. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2015:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Asset-Backed Securities	Corporate Bonds	Total
Floating Rate Strategies Fund
Assets:
Beginning Balance	$27,188,014	$2,113,450	$2,729,079	$32,030,543
Purchases	2,387,260	—	50,494	2,437,754
Sales	(527,856)	(64,390)	—	(592,246)
Total realized gains or losses included in earnings	(11,318)	—	—	(11,318)
Total change in unrealized gains or losses included in earnings	(2,861,098)	63,750	(92,341)	(2,889,689)
Transfers in Level 3	15,244,646	240,274	—	15,484,920
Transfers out of Level 3	—	(1,684,550)	—	(1,684,550)
Ending Balance	$41,419,648	$668,534	$2,687,232	$44,775,414

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Fund utilized derivatives for hedging purposes.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Fund’s net assets on a quarterly basis.

Approximate percentage of Fund's Net Assets on a quarterly basis
Fund	Long
Floating Rate Strategies Fund	5%

The following is a summary of the location of derivative investments on the Fund's Statement of Assets and Liabilities as of March 31, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of the Fund's derivative investments categorized by primary risk exposure at March 31, 2015:

Asset Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts	Total
Floating Rate Strategies Fund	$2,383,722	$2,383,722

Liability Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts	Total
Floating Rate Strategies Fund	$2,222	$2,222

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Fund's Statement of Operations for the period ended March 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund's realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Forward Foreign Currency Exchange Contracts	Total
Floating Rate Strategies Fund	$19,767,603	$19,767,603

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Forward Foreign Currency Exchange Contracts	Total
Floating Rate Strategies Fund	$(1,716,214)	$(1,716,214)

6. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Floating Rate Strategies Fund	$1,567,070,555	$12,583,919	$(38,079,095)	$(25,495,176)

7. Securities Transactions

For the period ended March 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Floating Rate Strategies Fund	$470,995,961	$337,644,286

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

8. Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2015. The Fund is obligated to fund these loan commitments at the borrower’s discretion. The unfunded loan commitments as of March 31, 2015 were as follows:

Borrower	Maturity Date	Face Amount	Value
Floating Rate Strategies Fund
Signode Industrial Group US, Inc.	05/01/19	$11,400,000	$1,161,010
Advantage Sales & Marketing, Inc.	07/21/19	8,000,000	891,024
IntraWest Holdings S.à r.l.	12/10/18	6,900,000	203,495
SS&C Technologies, Inc.	02/27/16	5,400,000	—
Valeant Pharmaceuticals International, Inc.	03/11/22	4,120,482	—
Banca Civica (UK) - Chambertin	08/12/20	3,800,000	151,244
McGraw-Hill Global Education Holdings LLC	03/22/18	3,500,000	282,786
Wencor Group	06/19/19	2,850,000	281,686
Rite Aid Corp.	08/10/15	2,600,000	—
Ceva Group plc (United Kingdom)	03/19/19	2,400,000	388,342
Blue Coat Systems, Inc.	02/15/17	1,500,000	66,240
Intertrust Group	02/15/19	1,475,000	77,565
Hoffmaster Group, Inc.	05/09/19	1,250,000	119,647
National Financial Partners Corp.	07/01/18	888,889	81,323
American Stock Transfer & Trust	06/11/18	800,000	69,413
Expert Global Solutions	04/02/17	552,155	33,587
Kronos, Inc.	10/26/17	500,000	38,609
Internet Brands	07/08/21	10,028	49
		$57,946,554	$3,846,020

9. Line of Credit

The Trust, with the exception of Alpha Opportunity Fund and Capital Stewardship Fund, secured a committed, $625,000,000 line of credit from Citibank, N.A., good through October 9, 2015, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1.0%, and the Fed Funds rate, plus 0.50%. The Trust did not have any borrowings under this agreement as of and for the period-ended March 31, 2015. The Trust also pays a commitment fee at an annualized rate of 0.07% of the average daily amount of their unused commitment amount.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

10. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2015, the Fund entered into reverse repurchase agreements as follows:

Fund	Number of Days outstanding	Balance at March 31, 2015	Average balance outstanding	Average interest rate
Floating Rate Strategies Fund	181	$404,250	$406,262	(0.80%)

11. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Floating Rate Strategies Fund	Premier Foods Finance plc
	5.56% due 03/16/20	03/06/14	$585,823	$462,159

12. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Floating Rate Strategies Fund	Forward foreign currency exchange contracts	$2,383,722	$—	$2,383,722	$—	$—	$2,383,722

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Floating Rate Strategies Fund	Forward foreign currency exchange contracts	$2,222	$—	$2,222	$—	$—	$2,222

13. Subsequent Event

P-Class Shares to be Offered

Effective following the close of business on April 30, 2015, or such later date as may be determined appropriate by management, Floating Rate Strategies Fund (the “Fund”), a separate series of Guggenheim Funds Trust, will offer P-Class shares.

P-Class shares of the Fund are offered primarily through broker/dealers and other financial intermediaries with which Guggenheim Funds Distributors, LLC has an agreement for the use of P-Class shares of the Fund in investment products, programs or accounts. P-Class shares do not have a minimum initial investment amount, subsequent investment amount or a minimum account balance. The Fund reserves the right to modify its minimum investment amount and account balance requirements at any time, with or without prior notice to you.

Shareholders who currently have accounts held directly at Guggenheim Investments will not be permitted to purchase P-Class shares.

For more information, or to request copies of the Fund’s prospectuses, call Client Services at 800.820.0888 or visiting guggenheiminvestments.com.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In each Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Associate, Guggenheim Investments (2012-present). Former: J.D., University of Kansas School of Law (2009-2012).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Alison Santay (1974)	AML Officer	Since 2013
Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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3.31.2015

Guggenheim Funds Semi-Annual Report

Guggenheim Total Return Bond Fund

TRB-SEMI-0315x0915	guggenheiminvestments.com

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
TOTAL RETURN BOND FUND	8
NOTES TO FINANCIAL STATEMENTS	40
OTHER INFORMATION	63
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	64
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	72

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

  March 31, 2015

Dear Shareholder:

Guggenheim Partners Investment Management (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one of our Funds (the “Fund”) for the six-month period ended March 31, 2015.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
April 30, 2015

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2015

The U.S. continued to enjoy a self-sustaining economic expansion for the six-month period ended March 31, 2015, although winter weather was likely to distort first-quarter economic data. In addition, U.S. companies scaled back hiring in the last month of the period, adding to evidence that the domestic economy has lost some momentum since the turn of the year. The March increase in payrolls was the smallest since December 2013 and broke a 12-month run of gains above 200,000.

Despite this short-term dislocation, the economy remains on track. Indeed, many other labor market indicators, such as initial jobless claims and the job openings rate, suggest that the U.S. labor market remains quite strong, supporting the conclusion that March’s payroll report was just a temporary blip, similar to the one witnessed last winter. As soon as temporary seasonal factors have dissipated, economic data is likely to bounce back. The labor market has improved over the past year, as subdued mortgage rates and tight housing inventory continue to point to fairly stable appreciation in the housing market, which is key to the ongoing recovery. Consumers are also being helped by lower fuel prices, which are acting as a tax cut for U.S. consumers, freeing up discretionary spending in other areas and acting as a support for consumption.

In Europe, economic data has been surprisingly good and should continue along that path on the back of the European Central Bank’s program of quantitative easing and depreciation of the euro. Japan’s economy remains weak and, without more structural reform, continued monetary accommodation could lead to stagflation. China’s policymakers appear likely to continue the supply of credit and do whatever else is necessary to maintain growth there at an acceptable pace for the near term.

Given weakness overseas and the effect of a stronger U.S. dollar on international earnings, some stocks could face a more challenging environment in the near term, but our research shows that equity markets tend to perform quite well in the periods leading up to a U.S. Federal Reserve (the “Fed”) rate increase. The yield on the 10-year Treasury note declined in January by more than 50 basis points before rebounding in February, echoing the pattern since 2009—Treasury yields decline and a sell-off ensues, driving rates higher. Then conditions stabilize, and rates test their previous lows. Liquidity from foreign central banks and comparatively attractive U.S. yields continue to push global investors to U.S. Treasuries, which should hold down U.S. interest rates in the near term.

Against this backdrop, the U.S. central bank feels pressure to raise its key rate above zero, but insists the decision will be data-dependent and not occur prematurely. With a secular inflation increase unlikely in the near term, slack in the economy, and disinflation being imported from abroad, the Fed may not hike rates until later in the year. The Fed for now appears to be focused on wage growth,

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2015

which is key for sustaining the expansion but also an indicator of inflationary pressure. The lack of sustained wage growth has been a topic that has confounded the Fed lately. Given the strengthening employment numbers and the apparent reduction in labor market slack, wages should start to increase more steadily across the board. This is one of the most important data points at the moment for the Fed.

The underlying U.S. economy remains strong and investors should avoid being panicked by seasonal setbacks. Indeed, considering the strength of the economy and the wave of liquidity emanating from various central banks around the world, the general investment environment should remain attractive.

For the six months ended March 31, 2015, the Standard & Poor’s 500® (“S&P 500”) Index* returned 5.93%. The Morgan Stanley Capital International (“MSCI”) Europe-Australasia-Far East (“EAFE”) Index* returned 1.13%. The return of the MSCI Emerging Markets Index* was -2.37%.

In the bond market, the Barclays U.S. Aggregate Bond Index* posted a 3.43% return for the period, while the Barclays U.S. Corporate High Yield Index* returned 1.49%. The return of the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.01% for the six-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

Barclays U.S. Corporate High Yield Index measures the market of U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bonds. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below.

Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2014 and ending March 31, 2015.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHODLERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Total Return Bond Fund
A-Class	0.87%	2.95%	$1,000.00	$1,029.50	$4.40
C-Class	1.58%	2.59%	1,000.00	1,025.90	7.98
Institutional Class	0.52%	3.14%	1,000.00	1,031.40	2.63

Table 2. Based on hypothetical 5% return (before expenses)
Total Return Bond Fund
A-Class	0.87%	5.00%	$1,000.00	$1,020.59	$4.38
C-Class	1.58%	5.00%	1,000.00	1,017.05	7.95
Institutional Class	0.52%	5.00%	1,000.00	1,022.34	2.62

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2014 to March 31, 2015.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2015

TOTAL RETURN BOND FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification
(Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	March 31, 2015

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
Institutional Class	November 30, 2011

Portfolio Composition by Quality Rating*
Rating	% of Total Investments
Fixed Income Instruments
AAA	6.7%
AA	13.0%
A	16.4%
BBB	25.8%
BB	7.3%
B	7.6%
CCC	5.3%
CC	0.1%
D	0.3%
NR**	5.1%
Other Instruments
Short Term Investments	7.6%
Mutual Funds	2.0%
Repurchase Agreements	1.5%
Preferred Stocks	0.7%
Exchange-Traded Funds	0.4%
Options Purchased	0.2%
Common Stocks	0.1%
Options Written	-0.1%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund I	2.3%
AIM Aviation Finance Ltd. — Class A1	2.3%
Nationstar HECM Loan Trust 2014-1A — Class A	1.5%
LMREC 2015-CRE1, Inc. — Class A	1.4%
Vericrest Opportunity Loan Trust 2015-NPL3 — Class A1	1.1%
LSTAR Securities Investment Trust — 2015-2	1.1%
Motel 6 Trust 2015-MTL6 — Class E	1.1%
VOLT XXXIII LLC — Class A1	1.1%
Deutsche Bank AG	1.0%
LSTAR Securities Investment Trust 2015-3	1.0%
Top Ten Total	13.9%

“Ten Largest Holdings” exclude any temporary cash or derivative instruments.

*
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by Moody’s, Standard & Poor’s (“S&P”), or Fitch, which are all a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments has converted Moody’s and Fitch ratings to the equivalent S&P rating. Security ratings are determined at the time of purchase and may change thereafter.

**	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2015
TOTAL RETURN BOND FUND

	Shares	Value

PREFERRED STOCKS† - 0.8%

FINANCIAL - 0.7%
Aspen Insurance Holdings Ltd. 5.95%1,2	193,400	$4,966,512
CoBank ACB 6.20%1,2	13,000	1,328,032
Goldman Sachs Group, Inc. 5.50%1,2	52,100	1,311,878
Morgan Stanley 6.38%1,2	48,000	1,249,920
Wells Fargo & Co. 5.85%1,2	30,000	795,600
AgriBank FCB 6.88%1,2	2,500	260,000
City National Corp. 6.75%1,2	8,000	233,040
WhiteHorse II Ltd. due 06/15/17*,††,1,3,13	450,000	—
GSC Partners CDO Fund V Ltd. due 11/20/16*,††,1,3,13	1,325	—
Total Financial		10,144,982

INDUSTRIAL - 0.1%
Seaspan Corp. 6.38% due 04/30/19	44,000	1,107,920
Total Preferred Stocks
(Cost $11,616,172)		11,252,902

EXCHANGE-TRADED FUNDS† - 0.5%
iShares iBoxx $ High Yield Corporate Bond ETF	77,193	6,994,458
Total Exchange-Traded Funds
(Cost $6,996,264)		6,994,458

MUTUAL FUNDS† - 2.3%
Guggenheim Strategy Fund I4	1,326,815	33,037,683
Total Mutual Funds
(Cost $33,011,155)		33,037,683

CLOSED-END FUNDS† - 0.1%
Guggenheim Strategic Opportunities Fund4	50,000	1,067,500
Total Closed-End Funds
(Cost $990,390)		1,067,500

SHORT TERM INVESTMENTS† - 8.8%
Federated U.S. Treasury Cash Reserve Fund 0.00%	123,619,761	123,619,761
Total Short Term Investments
(Cost $123,619,761)		123,619,761

	Face Amount

ASSET-BACKED SECURITIES†† - 38.3%
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/403	$32,803,571	32,888,862
2015-1A, 5.07% due 02/15/403	2,733,631	2,759,054
Nationstar HECM Loan Trust
2014-1A, 4.50% due 11/25/173	21,364,699	21,477,932
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/583	15,846,642	15,816,533
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/553	15,000,000	14,983,410
Treman Park CLO LLC
2015-1A, 0.00% due 04/20/273,5	13,600,000	12,638,680
AASET
2014-1, 5.13% due 12/15/291	9,562,500	9,586,406
2014-1, 7.37% due 12/15/291	2,942,308	2,949,663
NRPL Trust
2015-1A, 3.88% due 11/01/543	10,920,723	10,826,805
CIT Mortgage Loan Trust
2007-1, 1.62% due 10/25/371,3	10,880,000	10,337,349
Oaktree EIF II Series A2 Ltd.
2014-A2, 2.60% due 11/15/251,3	8,000,000	7,999,200

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

2014-A2, 3.50% due 11/15/251,3	$2,000,000	$1,987,800
Fortress Credit BSL II Ltd.
2013-2A, 1.76% due 10/19/251,3	10,000,000	9,913,000
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27†††,3,13	10,000,000	9,715,000
New Century Home Equity Loan Trust
2005-3, 0.68% due 07/25/351	10,870,000	9,615,666
GCAT LLC
2014-2, 3.72% due 10/25/193	8,605,368	8,585,360
Oak Hill Advisors Residential Loan Trust
2015-NPL1, 3.47% due 01/25/553	8,500,000	8,499,405
ING IM CLO Ltd.
2013-1X, due 04/15/2413	9,500,000	7,962,900
ACIS CLO Ltd.
2015-6A, 2.74% due 05/01/271,3	7,500,000	7,477,500
2013-2A, 3.46% due 10/14/221,3	375,000	375,150
CKE Restaurant Holdings, Inc.
2013-1A, 4.47% due 03/20/433	7,464,150	7,706,205
Spirit Master Funding LLC
2014-2A, 5.76% due 03/20/423	5,084,429	5,608,735
2014-4A, 4.63% due 01/20/453	2,000,000	2,077,500
Avery 2013-3X
due 01/18/2513	7,500,060	6,993,806
Cerberus Onshore II CLO LLC
2014-1A, 2.25% due 10/15/231,3	7,000,000	6,987,400
TICC CLO LLC
2012-1A, 3.76% due 08/25/231,3	6,250,000	6,265,625
2012-1A, 5.01% due 08/25/231,3	350,000	350,035
Marathon CLO VII Ltd.
2014-7A, 3.73% due 10/28/251,3	4,000,000	4,012,000
2014-7A, 2.88% due 10/28/251,3	2,500,000	2,522,000
GreenPoint Mortgage Funding Trust
2005-HE4, 0.88% due 07/25/301	6,570,973	6,280,424
Fifth Street Senior Loan Fund I LLC
2015-1A, 2.26% due 01/20/271,3	5,000,000	4,979,500
2015-1A, 3.26% due 01/20/271,3	1,250,000	1,243,000
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/343	6,100,000	6,116,470
Oxford Finance Funding Trust
2014-1A, 3.48% due 12/15/223	6,000,000	6,002,400
Northwoods Capital XIV Ltd.
2014-14A, 2.72% due 11/12/251,3	6,000,000	6,000,000
OHA Credit Partners IX Ltd.
2013-9A, 0.00% due 10/20/253,5	6,000,000	5,680,800
Muir Woods CLO Ltd.
2012-1A, 2.84% due 09/14/231,3	5,500,000	5,501,650
KKR Financial CLO Ltd.
2007-1A, 2.51% due 05/15/211,3	2,900,000	2,888,690
2007-1A, 5.25% due 05/15/211,3	2,500,000	2,497,250
Golub Capital Partners Clo 24M Ltd.
2015-24A, 2.97% due 02/05/271,3	5,000,000	5,000,000

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

SHACKLETON CLO Ltd.
2013-4A, 2.25% due 01/13/251,3	$5,000,000	$4,935,500
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 2.97% due 10/10/261,3	5,000,000	4,935,000
Popular ABS Mortgage Pass-Through Trust
2005-5, 0.61% due 11/25/351	5,082,149	4,764,495
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29	3,037,708	3,014,925
2014-1, 7.50% due 02/15/29	1,510,336	1,506,560
Babson CLO Limited
2012-2A, due 05/15/233,13	4,750,000	3,393,400
2014-IA, due 07/20/253,13	1,300,000	1,030,120
Soundview Home Loan Trust
2007-1, 0.34% due 03/25/371	4,757,557	4,387,585
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WCW2, 0.70% due 07/25/351	5,000,000	4,368,710
ACAS CLO Ltd.
2014-1AR, 2.57% due 09/20/231,3	4,000,000	4,016,400
Canyon Capital CLO Ltd.
2013-1A, 2.20% due 01/15/241,3	4,000,000	3,949,600
MWAM CBO Ltd.
2001-1A, 5.10% due 01/30/311,3	2,116,982	1,977,685
2001-1A, 14.09% due 01/30/313	1,630,728	1,788,094
Rockwall CDO II Ltd.
2007-1A, 0.80% due 08/01/241,3	2,100,000	1,958,250
2007-1A, 0.50% due 08/01/241,3	1,651,211	1,591,107
Steele Creek CLO Ltd.
2014-1A, 2.48% due 08/21/261,3	3,300,000	3,270,300
2014-1A, 3.46% due 08/21/261,3	250,000	243,875
Cent CLO 16, LP
2014-16AR, 2.50% due 08/01/241,3	1,750,000	1,758,050
2014-16AR, 3.50% due 08/01/241,3	1,750,000	1,750,175
Halcyon Loan Advisors Funding Ltd.
2012-2A, 3.12% due 12/20/241,3	3,000,000	2,910,000
2012-2A, 4.77% due 12/20/241,3	600,000	595,140
Madison Park Funding VIII Ltd.
2014-8AR, 3.06% due 04/22/221,3	2,000,000	2,000,000
2014-8AR, 2.46% due 04/22/221,3	1,500,000	1,501,500
First NLC Trust
2005-1, 0.63% due 05/25/351	4,146,584	3,485,909
OCP CLO Ltd.
2014-7A, 2.30% due 10/20/261,3	3,500,000	3,478,650
Greywolf CLO III Ltd.
2014-1A, 3.11% due 04/22/261,3	2,000,000	1,947,000
2014-1A, 2.31% due 04/22/261,3	1,500,000	1,487,100
Banco Bradesco SA
4.21% due 03/12/26†††,6	3,343,174	3,365,908
Fortress Credit Opportunities V CLO Ltd.
2014-5A, 3.78% due 10/15/261,3	1,750,000	1,699,425
2014-5A, 2.88% due 10/15/261,3	1,500,000	1,473,450

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

CIFC Funding Ltd.
2007-1A, 1.76% due 05/10/211,3	$3,250,000	$3,131,700
Rockwall CDO Ltd.
2006-1A, 0.75% due 08/01/211,3	2,900,000	2,828,950
2006-1A, 0.90% due 08/01/211,3	200,000	189,540
GSAA Trust
2005-10, 0.82% due 06/25/351	3,312,000	3,002,308
CIFC Funding Ltd.
2015-1A, 2.47% due 01/22/271,3	3,000,000	2,997,900
Octagon Investment Partners XIX Ltd.
2014-1A, 3.10% due 04/15/261,3	3,000,000	2,936,700
Neuberger Berman CLO Ltd.
2012-12X, due 07/25/2313	3,000,000	1,926,900
2012-12A, due 07/25/233,13	1,500,000	963,450
RAIT CRE CDO I Ltd.
2006-1X, 0.49% due 11/20/46	3,095,376	2,848,984
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/373	2,776,149	2,840,384
KVK CLO Ltd.
2013-1A, due 04/14/253,13	3,800,000	2,808,200
Golub Capital Partners CLO 21M Ltd.
2014-21A, 2.68% due 10/25/261,3	2,700,000	2,631,420
Hana Small Business Lending Loan Trust
2014-2014, 3.07% due 01/25/401,3	2,520,146	2,492,676
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/383	1,914,062	1,966,699
2013-1, 6.35% due 10/15/383,7	410,156	416,309
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 0.43% due 04/25/361	1,400,000	1,270,461
2006-BC6, 0.34% due 01/25/371	1,250,000	1,041,820
Voya CLO Ltd.
2015-3AR, 3.21% due 10/15/221,3	2,250,000	2,251,125
Cerberus Onshore II CLO-2 LLC
2014-1A, 2.98% due 10/15/231,3	2,250,000	2,244,150
St. James River CLO Ltd.
2007-1A, 2.57% due 06/11/211,3	2,250,000	2,204,775
CCR Incorporated MT100 Payment Rights Master Trust
2010-CX, 0.62% due 07/10/17†††,1	1,197,250	1,171,150
2012-CA, 4.75% due 07/10/223	950,000	950,656
Stripes 2013-1 A1
3.84% due 03/20/23	2,088,032	2,072,372
N-Star Real Estate CDO IX Ltd.
0.49% due 02/01/416	2,132,058	2,037,395
Great Lakes CLO Ltd.
2012-1A, 4.35% due 01/15/231,3	1,250,000	1,250,000
2012-1A, due 01/15/233,13	1,000,000	749,700
Avis Budget Rental Car Funding AESOP LLC
2015-1A, 3.96% due 07/20/213	2,000,000	1,994,980
STORE Master Funding LLC
2012-1A, 5.77% due 08/20/423	1,830,891	1,983,826
ALM VII R Ltd.
2013-7RA, 2.86% due 04/24/241,3	2,000,000	1,973,600

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

TICP CLO I Ltd.
2014-1A, 3.26% due 04/26/261,3	$2,000,000	$1,964,200
Telos CLO Ltd.
2013-3A, 3.26% due 01/17/241,3	2,000,000	1,957,800
NewStar Clarendon Fund CLO LLC
2015-1A, 3.61% due 01/25/271,3	2,000,000	1,948,400
Duane Street CLO IV Ltd.
2007-4A, 2.51% due 11/14/211,3	2,000,000	1,947,800
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 2.69% due 10/18/251,3	1,000,000	970,000
2014-9A, 3.54% due 10/18/251,3	1,000,000	954,900
Galaxy XIX CLO Ltd.
2015-19A, due 01/24/273,13	2,000,000	1,920,200
Sound Point CLO IV Ltd.
2013-3A, 2.61% due 01/21/261,3	2,000,000	1,877,000
Newstar Trust
2012-2A, 4.51% due 01/20/231,3	1,000,000	995,900
2012-2A, 3.51% due 01/20/231,3	750,000	748,725
ARES XXVI CLO Ltd.
2013-1A, due 04/15/253,13	2,550,000	1,732,980
Westchester CLO Ltd.
2007-1A, 0.69% due 08/01/221,3	1,850,000	1,709,585
Gramercy Park CLO Ltd.
2014-1AR, 3.21% due 07/17/231,3	1,600,000	1,600,000
Race Point V CLO Ltd.
2014-5AR, 3.09% due 12/15/221,3	1,100,000	1,100,440
2014-5AR, 3.99% due 12/15/221,3	500,000	498,950
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.76% due 07/25/253	700,000	704,760
2014-1A, 2.86% due 07/25/251,3	500,000	489,850
2014-1A, 3.56% due 07/25/251,3	400,000	383,280
Gramercy Real Estate CDO Ltd.
2007-1A, 0.54% due 08/15/561,3	1,706,783	1,537,811
ACA CLO Ltd.
2007-1A, 1.20% due 06/15/221,3	1,575,000	1,500,975
Oaktree EIF II Series A1 Ltd.
2015-B1A, 2.66% due 02/15/261,3	1,500,000	1,500,300
Adirondack Park CLO Limited
2013-1A, 3.25% due 04/15/241,3	1,500,000	1,500,000
Northwoods Capital Ltd.
2006-7X, 1.80% due 10/22/21	1,500,000	1,492,500
OCP CLO Ltd.
2014-6A, 2.31% due 07/17/261,3	1,500,000	1,484,100
Telos CLO Ltd.
2014-6A, 2.33% due 01/17/271,3	1,500,000	1,477,050
MCF CLO I LLC
2013-1A, 3.81% due 04/20/231,3	1,500,000	1,469,550
ING Investment Management CLO IV Ltd.
2007-4A, 2.46% due 06/14/221,3	1,500,000	1,447,350
NYLIM Flatiron CLO Ltd.
2006-1A, 1.73% due 08/08/201,3	1,500,000	1,445,250
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/483	1,420,111	1,438,289

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	$1,326,706	$1,435,157
Miramax LLC
2014-1A, 3.34% due 07/20/263	1,359,000	1,374,654
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/373	1,334,187	1,337,522
Structured Asset Investment Loan Trust
2005-2, 0.91% due 03/25/351	1,373,500	1,276,363
N-Star REL CDO VIII Ltd.
2006-8A, 0.54% due 02/01/411,3	1,400,000	1,262,800
Dryden XXIII Senior Loan Fund
2014-23RA, 3.20% due 07/17/231,3	1,250,000	1,250,000
COA Summit CLO Limited
2014-1A, 3.06% due 04/20/231,3	1,250,000	1,238,625
Venture XIV CLO Ltd.
2013-14A, 3.01% due 08/28/251,3	1,250,000	1,211,750
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 0.69% due 11/21/401,3	1,250,000	1,185,750
GSAA Home Equity Trust
2006-18, 6.00% due 11/25/367	1,664,621	1,113,731
Apidos CDO III Ltd.
2006-3A, 2.02% due 06/12/201,3	1,100,000	1,084,160
Telos CLO 2007-2 Ltd.
2007-2A, 2.45% due 04/15/221,3	1,100,000	1,061,390
Drug Royalty II Limited Partnership 2
2014-1, 3.08% due 07/15/231,3	1,029,855	1,045,810
ALM XIV Ltd.
2014-14A, 3.21% due 07/28/261,3	750,000	742,575
2014-14A, 3.71% due 07/28/261,3	300,000	284,880
Fortress Credit Opportunities III CLO, LP
2014-3A, 2.75% due 04/28/261,3	650,000	639,145
2014-3A, 3.50% due 04/28/261,3	400,000	386,320
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 1.26% due 12/20/181,3	1,036,000	1,016,005
Garanti Diversified Payment Rights Finance Co.
2007-A, 0.44% due 07/09/171	1,040,000	1,009,944
Ares XXIII CLO Ltd.
2014-1AR, 3.46% due 04/19/231,3	1,000,000	1,000,100
Symphony CLO XV Ltd.
2014-15A, 3.40% due 10/17/261,3	1,000,000	999,900
Newstar Commercial Loan Funding LLC
2015-1A, 3.07% due 01/20/271,3	1,000,000	996,500
Neuberger Berman CLO XVIII Ltd.
2014-18A, 3.38% due 11/14/251,3	1,000,000	994,800
Catamaran CLO Ltd.
2015-1A, 3.38% due 04/22/271,3	1,000,000	990,400
Gallatin CLO VII Ltd.
2014-1A, 3.15% due 07/15/231,3	1,000,000	990,400

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

Flagship CLO VI
2007-1A, 2.66% due 06/10/211,3	$1,000,000	$980,800
San Gabriel CLO Ltd.
2007-1A, 2.51% due 09/10/211,3	1,000,000	978,000
Lime Street CLO Corp.
2007-1A, 2.77% due 06/20/211,3	1,000,000	969,500
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.71% due 10/20/251,3	1,000,000	967,000
WhiteHorse IV Ltd.
2007-4A, 1.71% due 01/17/201,3	1,000,000	962,300
Highbridge Loan Management Ltd.
2013-2A, 3.96% due 10/20/241,3	1,000,000	955,900
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/243,13	1,200,000	955,800
Churchill Financial Cayman Ltd.
2007-1A, 2.85% due 07/10/191,3	1,000,000	942,600
Highland Park CDO I Ltd.
2006-1A, 0.59% due 11/25/511,3	938,360	896,134
Icon Brand Holdings LLC
2013-1A, 4.35% due 01/25/433	886,614	895,214
Keuka Park CLO Limited
2013-1A, due 10/21/243,13	1,000,000	790,700
Acis CLO Ltd.
2013-1A, 3.21% due 04/18/241,3	800,000	784,400
Salus CLO 2012-1 Ltd.
2013-1A, 5.77% due 03/05/211,3	750,000	777,000
Copper River CLO Ltd.
2007-1A, due 01/20/211,3,13	1,500,000	770,550
CIFC Funding 2012-I Ltd.
2014-1AR, 3.33% due 08/14/241,3	750,000	752,625
ARES XII CLO Ltd.
2007-12A, 3.51% due 11/25/201,3	750,000	750,000
Central Park CLO Ltd.
2011-1A, 3.46% due 07/23/221,3	750,000	749,175
Golub Capital Partners CLO 10 Ltd.
2014-10AR, 3.21% due 10/20/211,3	750,000	747,150
Carlyle Global Market Strategies CLO 2012-2 Ltd.
2014-2AR, 4.16% due 07/20/231,3	750,000	744,375
GSAMP Trust
2005-HE6, 0.61% due 11/25/351	800,000	741,982
Finn Square CLO Ltd.
2012-1A, due 12/24/233,13	1,000,000	734,900
Venture XII CLO Ltd.
2013-12A, 3.11% due 02/28/241,3	750,000	731,700
Grayson CLO Ltd.
2006-1A, 0.66% due 11/01/211,3	750,000	709,875
NewStar Commercial Loan Funding LLC
2013-1A, 4.80% due 09/20/231,3	700,000	680,540
Saxon Asset Securities Trust
2005-4, 0.61% due 11/25/371	750,000	646,409
Black Diamond CLO 2012-1 Ltd.
2013-1A, 3.50% due 02/01/231,3	650,000	645,320
Blade Engine Securitization Ltd.
2006-1A, 1.17% due 09/15/411	794,764	604,021

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

Anchorage Capital CLO 4 Ltd.
2014-4A, 2.42% due 07/28/261,3	$600,000	$595,020
Babcock & Brown Air Funding I Ltd.
2007-1A, 0.47% due 11/14/331,3	662,995	563,546
GSAA Home Equity Trust
2007-7, 0.44% due 07/25/371	643,133	543,047
Ares XXV CLO Ltd.
2013-3A, due 1/17/243,13	750,000	503,925
DIVCORE CLO Ltd.
2013-1A B, 4.07% due 11/15/32	500,000	502,500
GoldenTree Credit Opportunities Financing Ltd.
2012-1A, 4.27% due 09/15/241,3	500,000	502,100
Apidos CLO IX
2012-9A, 4.00% due 07/15/231,3	500,000	500,050
KKR CLO Trust
2012-1A, 3.57% due 12/15/241,3	500,000	498,700
NewStar Commercial Loan Funding LLC
2014-1A, 3.86% due 04/20/251,3	500,000	498,650
Garrison Funding Ltd.
2013-2A, 3.63% due 09/25/231,3	500,000	495,600
OZLM Funding V Ltd.
2013-5A, 3.23% due 01/17/261,3	500,000	494,200
CIFC Funding Ltd.
2014-1A, 3.05% due 04/18/251,3	500,000	488,000
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.76% due 04/25/261,3	500,000	485,500
Golub Capital Partners Fundings Ltd.
2007-1A, 1.02% due 03/15/221,3	500,000	485,300
ColumbusNova CLO Limited
2007-1A, 1.61% due 05/16/191,3	500,000	485,000
AMMC CLO XIV Ltd.
2014-14A, 3.06% due 07/27/261,3	500,000	484,400
NewStar Commercial Loan Trust
2007-1A, 1.56% due 09/30/221,3	500,000	475,650
Westwood CDO I Ltd.
2007-1A, 0.94% due 03/25/211,3	500,000	471,500
ICE EM CLO
2007-1A, 0.98% due 08/15/221,3	465,358	452,467
MCF CLO IV LLC
2014-1A, 6.20% due 10/15/251,3	500,000	449,450
New Century Home Equity Loan Trust
2005-1, 0.89% due 03/25/351	496,266	431,271
Golub Capital Partners CLO 17 Ltd.
2013-17A, 4.09% due 10/25/251,3	400,000	394,840
ALM VII R-2 Ltd.
2013-7R2A, 2.86% due 04/24/241,3	400,000	394,720
Northwind Holdings LLC
2007-1A, 1.01% due 12/01/371,3	396,990	361,261
Covenant Credit Partners CLO I Ltd.
2014-1A, 3.18% due 07/20/261,3	350,000	335,475

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

Cerberus Offshore Levered I, LP
2012-1A, 6.27% due 11/30/181,3	$250,000	$250,100
2012-1A, 5.02% due 11/30/181,3	69,574	69,567
Airplanes Pass Through Trust
2001-1A, 0.72% due 03/15/191	762,282	312,535
Salus CLO Ltd.
2013-1AN, 3.98% due 03/05/211,3	300,000	300,990
TCW Global Project Fund III Ltd.
2005-1A, 0.91% due 09/01/171,3	286,731	278,129
TICP CLO II Ltd.
2014-2A, 3.26% due 07/20/261,3	250,000	245,400
Great Lakes CLO Ltd.
2014-1A, 3.95% due 04/15/251,3	250,000	244,850
Eastland CLO Ltd.
2007-1A, 0.65% due 05/01/221,3	250,000	235,050
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/243,13	250,000	207,500
Aerco Ltd.
2000-2A, 0.63% due 07/15/251	481,251	195,821
West Coast Funding Ltd.
2006-1A, 0.40% due 11/02/411,3	151,579	150,654
First Franklin Mortgage Loan Trust
2006-FF1, 0.51% due 01/25/361	150,000	132,238
Drug Royalty Limited Partnership 1
2012-1, 5.50% due 07/15/241,3	117,692	121,099
Vega Containervessel plc
2006-1A, 5.56% due 02/10/213	70,709	69,981
Marathon CLO II Ltd.
2005-2A, due 12/20/193,13	250,000	29,350
BlackRock Senior Income Series Corp.
2004-1X, due 09/15/16†††,13	500,000	50
Total Asset-Backed Securities
(Cost $534,934,264)		539,197,290

CORPORATE BONDS††,11 - 24.6%

FINANCIAL - 16.8%
Citigroup, Inc.
5.80%1,2,8	8,500,000	8,521,250
5.88%1,2	5,685,000	5,741,850
5.35%1,2,8	4,365,000	4,223,138
6.30%1,2	2,375,000	2,425,469
5.95%1,2	2,000,000	2,025,000
5.37% due 08/09/20	500,000	572,071
Bank of America Corp.
6.25%1,2,8	8,550,000	8,710,312
6.10%1,2	6,800,000	6,897,750
5.13%1,2,8	5,050,000	4,961,120
6.50%1,2	2,000,000	2,115,000
EPR Properties
5.75% due 08/15/228	9,115,000	10,034,712
5.25% due 07/15/238	4,400,000	4,749,474
4.50% due 04/01/25	2,250,000	2,287,413
Deutsche Bank AG
4.50% due 04/01/25	13,750,000	13,738,862
JPMorgan Chase & Co.
5.00%1,2,8	9,750,000	9,578,887
5.15%1,2	2,125,000	2,074,531
6.10%1,2	2,000,000	2,060,000
Teachers Insurance & Annuity Association of America
4.90% due 09/15/443,8	8,900,000	10,047,388
4.38% due 09/15/541,3	1,300,000	1,353,255

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

SunTrust Banks, Inc.
5.63%1,2,8	$9,900,000	$10,091,813
Icahn Enterprises Limited Partnership / Icahn Enterprises Finance Corp.
5.88% due 02/01/228	6,100,000	6,283,000
6.00% due 08/01/20	3,100,000	3,220,280
3.50% due 03/15/17	200,000	201,500
Odyssey Re Holdings Corp.
6.88% due 05/01/158	7,775,000	7,804,786
Kemper Corp.
4.35% due 02/15/258	7,500,000	7,675,154
HSBC Holdings plc
6.38%1,2	4,000,000	4,090,000
5.63%1,2	2,200,000	2,220,625
6.37% 1,2	800,000	817,000
Assured Guaranty US Holdings, Inc.
5.00% due 07/01/248	6,100,000	6,528,275
WP Carey, Inc.
4.00% due 02/01/258	6,250,000	6,267,550
HRG Group, Inc.
7.88% due 07/15/198	5,050,000	5,315,125
Morgan Stanley
5.55%1,2	5,250,000	5,302,500
Nippon Life Insurance Co.
5.10% due 10/16/441,3,8	4,750,000	5,147,813
Citizens Financial Group, Inc.
5.50%1,2,3	5,000,000	5,000,000
First American Financial Corp.
4.60% due 11/15/248	4,000,000	4,180,244
4.30% due 02/01/23	500,000	500,658
Fort Benning Family Communities LLC
0.52% due 01/15/361,3	6,000,000	4,657,500
Ironshore Holdings US, Inc.
8.50% due 05/15/203	3,835,000	4,657,067
Fifth Third Bancorp
4.90%1,2	2,000,000	1,932,500
5.10%1,2	1,840,000	1,748,000
Nordea Bank AB
5.50%1,2,3,8	2,000,000	2,032,500
6.13%1,2,3	1,300,000	1,341,444
Corporation Financiera de Desarrollo S.A.
5.25% due 07/15/291,3	3,150,000	3,275,528
Wintrust Financial Corp.
5.00% due 06/13/24	2,700,000	2,888,087
Itau Unibanco Holding S.A./Cayman Island
5.13% due 05/13/233	2,650,000	2,582,955
Susquehanna Bancshares, Inc.
5.38% due 08/15/22	2,300,000	2,562,800
AmTrust Financial Services, Inc.
6.13% due 08/15/23	2,000,000	2,133,240
Montpelier Re Holdings Ltd.
4.70% due 10/15/22	2,000,000	2,108,896
Customers Bank
6.13% due 06/26/291,3	2,000,000	2,055,000
Farmers Exchange Capital III
5.45% due 10/15/541,3	2,000,000	1,977,854
Banco Inbursa S.A. Institucion de Banca Multiple
4.13% due 06/06/243	2,000,000	1,970,000
Ares Finance Company LLC
4.00% due 10/08/243	1,800,000	1,770,521
Cadence Bank North America
6.25% due 06/28/291,12	1,200,000	1,230,000
BBVA Bancomer S.A.
4.38% due 04/10/243	1,150,000	1,191,688
Pacific Northwest Communities LLC
5.91% due 06/15/503	1,000,000	1,121,180
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/503	1,066,327	1,108,894
Univest Corporation of Pennsylvania
5.10% due 03/30/251,6	1,000,000	1,000,273
Wilton Re Finance LLC
5.88% due 03/30/331,3	925,000	999,278

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

Dai-ichi Life Insurance Company Ltd.
5.10%1,2,3	$800,000	$871,000
Royal Bank of Scotland Group plc
5.12% due 05/28/24	700,000	734,378
ACC Group Housing LLC
6.35% due 07/15/54†††,3	625,000	652,813
Realty Income Corp.
6.75% due 08/15/19	500,000	588,529
Hartford Financial Services Group, Inc.
5.12% due 04/15/22	500,000	569,760
Tri-Command Military Housing LLC
5.38% due 02/15/483	562,305	538,834
CIC Receivables Master Trust
4.89% due 10/07/21†††	500,000	511,650
QBE Capital Funding III Ltd.
7.25% due 05/24/411,3	368,000	409,400
Credit Suisse Group AG
6.25%1,2,3	300,000	294,750
Allstate Corp.
5.75% due 08/15/531	250,000	272,188
Cadence Financial Corp.
4.88% due 06/28/1912	250,000	252,390
Jackson National Life Insurance Co.
8.15% due 03/15/273	125,000	167,699
National Life Insurance Co.
10.50% due 09/15/393	100,000	162,155
MetLife Capital Trust IV
7.88% due 12/15/373	115,000	152,375
Scottrade Financial Services, Inc.
6.13% due 07/11/213	125,000	136,788
Prosight Global Inc.
7.50% due 11/26/20†††,6	100,000	104,810
LCP Dakota Fund
10.00% due 08/17/156	28,800	28,791
Total Financial		235,557,320

CONSUMER, NON-CYCLICAL - 2.0%
Actavis Funding SCS
4.75% due 03/15/45	11,000,000	11,691,415
Vector Group Ltd.
7.75% due 02/15/218	3,850,000	4,095,437
CDK Global, Inc.
4.50% due 10/15/248	3,750,000	3,865,099
Opal Acquisition, Inc.
8.87% due 12/15/213	2,000,000	2,035,000
Central Garden & Pet Co.
8.25% due 03/01/18	1,728,000	1,767,969
FTI Consulting, Inc.
6.75% due 10/01/20	1,000,000	1,055,000
Valeant Pharmaceuticals International, Inc.
5.50% due 03/01/233	1,000,000	1,007,500
Pfizer, Inc.
7.20% due 03/15/39	500,000	735,125
Kraft Foods Group, Inc.
6.88% due 01/26/39	500,000	665,392
Express Scripts Holding Co.
7.25% due 06/15/19	500,000	598,963
Anthem, Inc.
6.38% due 06/15/37	400,000	520,060
Reynolds American, Inc.
6.15% due 09/15/43	400,000	494,234
Total Consumer, Non-cyclical		28,531,194

CONSUMER, CYCLICAL - 1.8%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/253,8	6,500,000	6,581,249
QVC, Inc.
4.85% due 04/01/24	2,500,000	2,598,890
4.37% due 03/15/23	1,000,000	1,018,851
7.38% due 10/15/203	650,000	674,375
United Airlines 2014-2 Class B Pass Through Trust
4.63% due 09/03/22	2,875,000	2,892,968
GRD Holdings III Corp.
10.75% due 06/01/193	2,175,000	2,365,313
Bumble Bee Holdings, Inc.
9.00% due 12/15/173	1,791,000	1,880,550

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
7.37% due 08/01/21	$1,618,000	$1,739,350
Northern Group Housing LLC
6.80% due 08/15/533	1,200,000	1,463,868
HP Communities LLC
5.62% due 09/15/323	1,000,000	1,049,230
Rite Aid Corp.
6.13% due 04/01/23	1,000,000	1,025,000
Petco Animal Supplies, Inc.
9.25% due 12/01/183	600,000	630,000
Hasbro, Inc.
6.35% due 03/15/40	400,000	474,016
Continental Airlines 2012-2 Class B Pass Through Trust
5.50% due 10/29/20	271,794	288,782
Continental Airlines 2012-1 Class B Pass Through Trust
6.25% due 04/11/20	254,391	271,563
Atlas Air 1999-1 Class A-1 Pass Through Trust
7.20% due 01/02/196	58,109	59,126
Total Consumer, Cyclical		25,013,131

COMMUNICATIONS - 1.1%
CBS Corp.
4.60% due 01/15/458	4,000,000	4,072,107
Juniper Networks, Inc.
4.35% due 06/15/258	3,750,000	3,801,888
Avaya, Inc.
7.00% due 04/01/193	1,700,000	1,687,250
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
9.75% due 04/01/21	1,500,000	1,657,500
Tencent Holdings Ltd.
3.80% due 02/11/253	1,500,000	1,532,861
DISH DBS Corp.
5.88% due 11/15/24	800,000	801,000
Vodafone Group plc
7.88% due 02/15/30	500,000	684,732
Time Warner, Inc.
6.50% due 11/15/36	500,000	648,887
Symantec Corp.
4.20% due 09/15/20	500,000	527,199
Baidu, Inc.
3.25% due 08/06/18	500,000	517,945
Total Communications		15,931,369

INDUSTRIAL - 0.9%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/273	2,915,089	2,958,815
Quality Distribution LLC / QD Capital Corp.
9.88% due 11/01/18	2,360,000	2,472,100
Trimble Navigation Ltd.
4.75% due 12/01/24	1,700,000	1,792,368
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19	1,700,000	1,462,000
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
7.12% due 04/15/19	800,000	829,000
Chicago Bridge & Iron Co.
5.15% due 12/27/22†††,6	750,000	767,925
Skyway Concession Company LLC
0.65% due 06/30/261,3	750,000	622,500
L-3 Communications Corp.
4.75% due 07/15/20	450,000	490,543
CEVA Group plc
7.00% due 03/01/213	500,000	485,000
Xefin Lux SCA
3.79% due 06/01/19	EUR 450,000	484,346

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

SBM Baleia Azul
5.50% due 09/15/27†††,6	$447,600	$336,729
Marquette Transportation Company LLC / Marquette Transportation Finance Corp.
10.87% due 01/15/17	120,000	123,750
Total Industrial		12,825,076

ENERGY - 0.8%
ContourGlobal Power Holdings S.A.
7.12% due 06/01/193	2,650,000	2,703,000
Sabine Pass Liquefaction LLC
5.62% due 03/01/253	1,500,000	1,483,125
Exterran Holdings, Inc.
7.25% due 12/01/18	1,400,000	1,414,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
7.75% due 04/01/19	925,000	961,168
Antero Resources Corp.
5.63% due 06/01/23	750,000	742,499
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.87% due 04/15/22	1,000,000	720,000
Atlas Energy Holdings Operating Company LLC / Atlas Resource Finance Corp.
9.25% due 08/15/21	1,000,000	690,000
Unit Corp.
6.62% due 05/15/21	700,000	658,000
Baker Hughes, Inc.
5.13% due 09/15/40	450,000	512,504
Marathon Petroleum Corp.
5.13% due 03/01/21	450,000	506,156
Schahin II Finance Company SPV Ltd.
5.87% due 09/25/223,8	781,800	472,598
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35% due 06/30/2112	187,000	161,288
Total Energy		11,024,338

BASIC MATERIALS - 0.6%
Yamana Gold, Inc.
4.95% due 07/15/24	3,750,000	3,687,044
Newcrest Finance Pty Ltd.
4.20% due 10/01/223	850,000	799,890
4.45% due 11/15/213	625,000	614,383
TPC Group, Inc.
8.75% due 12/15/203	745,000	681,675
International Paper Co.
7.30% due 11/15/39	500,000	667,092
Eldorado Gold Corp.
6.12% due 12/15/203	550,000	534,875
LYB International Finance BV
4.00% due 07/15/23	450,000	476,672
AngloGold Ashanti Holdings plc
5.13% due 08/01/22	445,000	419,420
Total Basic Materials		7,881,051

UTILITIES - 0.4%
AES Corp.
3.26% due 06/01/191,8	5,000,000	4,975,000

TECHNOLOGY - 0.1%
NCR Corp.
6.38% due 12/15/23	1,000,000	1,065,000
Open Text Corp.
5.63% due 01/15/233	1,000,000	1,037,500
Total Technology		2,102,500

DIVERSIFIED - 0.1%
Leucadia National Corp.
5.50% due 10/18/23	1,500,000	1,547,429

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

GOVERNMENT - 0.0%
Commonwealth of the Bahamas
6.95% due 11/20/293	$110,000	$129,663
Total Corporate Bonds
(Cost $341,619,888)		345,518,071

MORTGAGE-BACKED SECURITIES†† - 12.3%
LMREC, Inc.
2015-CRE1, 1.92% due 02/22/321,3	20,000,000	20,192,000
2015-CRE1, 3.67% due 02/22/321,3	2,000,000	1,995,000
Fannie Mae9
5.00% due 04/14/16	8,500,000	9,449,450
3.00% due 04/14/16	8,500,000	8,656,400
American Home Mortgage Investment Trust
2006-1, 0.45% due 03/25/461	10,022,224	8,300,746
2006-1, 0.57% due 03/25/461	4,496,081	3,736,311
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA3, 0.90% due 04/25/471	9,151,683	7,240,875
2006-AR11, 1.05% due 09/25/461	2,591,563	1,964,146
American Home Mortgage Assets Trust
2007-1, 0.83% due 02/25/471	14,462,134	9,197,499
Morgan Stanley Resecuritization Trust
2014-R9, 0.31% due 11/26/461,3	9,408,251	8,531,402
Capmark Military Housing Trust
2007-AETC, 5.75% due 02/10/52†††,3	8,419,256	8,423,466
Banc of America Funding Trust
2014-R7, 0.31% due 09/26/361	8,961,209	8,264,924
Lehman XS Trust Series
2005-7N, 0.44% due 12/25/351	4,023,832	3,514,982
2007-15N, 0.42% due 08/25/371	2,807,164	2,275,504
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR1, 0.42% due 02/25/361	4,066,356	3,095,648
2006-8, 4.82% due 10/25/367	1,467,565	1,119,924
2006-AR9, 0.97% due 11/25/461	1,405,312	979,542
Resource Capital Corporation
2015-CRE3, 2.57% due 03/15/321,3	4,500,000	4,499,995
2015-CRE3, 4.17% due 03/15/321,3	2,000,000	1,999,994
BCAP LLC
2014-RR2, 0.43% due 03/26/361,3	6,394,676	5,984,777
Motel 6 Trust
2015-MTL6, 3.64% due 02/05/303	5,000,000	5,045,759
Luminent Mortgage Trust
2006-2, 0.37% due 02/25/461	6,423,056	4,804,652
Comm Mortgage Trust
2013-CR13, 1.01% due 12/10/231	53,198,308	2,998,363
2013-CR13, 3.04% due 12/10/18	450,000	470,145
RALI Series Trust
2005-QO1, 1.63% due 08/25/351	4,030,006	3,425,182

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

RFMSI Series Trust
2006-S11, 6.00% due 11/25/36	$3,527,036	$3,296,015
RALI Series Trust
2007-QO3, 0.33% due 03/25/471	3,629,614	3,005,698
CDGJ Commercial Mortgage Trust
2014-BXCH, 2.67% due 12/15/271,3	3,000,000	3,004,197
Freddie Mac Multifamily Structured Pass Through Certificates
2015-K043, 0.68% due 12/25/241	45,000,000	2,039,580
2014-K715, 2.86% due 01/25/21	450,000	474,180
JPMBB Commercial Mortgage Securities Trust
2013-C12, 0.89% due 07/15/451	55,563,813	2,167,211
Hyatt Hotel Portfolio Trust
2015-HYT, 3.22% due 11/15/291,3	2,000,000	2,006,172
Alternative Loan Trust
2003-18CB, 5.25% due 09/25/33	1,845,857	1,917,516
Hilton USA Trust
2013-HLT, 4.41% due 11/05/303	1,750,000	1,801,149
GS Mortgage Securities Trust
2015-GC28, 1.18% due 02/10/481	21,983,011	1,718,104
Boca Hotel Portfolio Trust
2013-BOCA, 3.22% due 08/15/261,3	1,700,000	1,697,991
BLCP Hotel Trust
2014-CLRN, 2.68% due 08/15/291,3	1,500,000	1,502,887
BBCMS Trust
2013-TYSN, 3.71% due 09/05/323	1,500,000	1,495,007
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 3.12% due 06/15/281,3	1,500,000	1,494,338
BB-UBS Trust
2012-SHOW, 4.03% due 11/05/361,3	1,500,000	1,472,267
WFRBS Commercial Mortgage Trust
2013-C12, 1.49% due 03/15/481,3	14,682,350	1,157,468
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41†††,3	960,351	1,085,677
Alliance Bancorp Trust
2007-OA1, 0.41% due 07/25/371	1,367,521	913,236
Chase Mortgage Finance Trust Series
2006-S3, 6.00% due 11/25/36	995,956	869,661
Wells Fargo Alternative Loan Trust
2007-PA3, 6.25% due 07/25/37	935,594	847,853
LSTAR Commercial Mortgage Trust
2014-2, 5.14% due 01/20/411,3	500,000	515,488
Residential Asset Securitization Trust
2006-A12, 6.25% due 11/25/36	721,516	513,690
GreenPoint Mortgage Funding Trust Series
2007-AR1, 0.25% due 02/25/471	504,274	471,000
Structured Asset Mortgage Investments II Trust
2006-AR1, 0.40% due 02/25/361	538,417	448,576

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

Citigroup Commercial Mortgage Trust
2013-GC15, 4.37% due 09/10/461	$380,000	$429,500
BAMLL-DB Trust
2012-OSI, 5.81% due 04/13/293	200,000	211,361
Total Mortgage-Backed Securities
(Cost $172,166,502)		172,722,508

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 10.0%
LSTAR Securities Investment Trust
2015-2, 2.17% due 01/01/201,3	15,552,797	15,475,033
2015-3, 2.18% due 03/01/201,3	13,750,000	13,681,250
2015-1, 2.18% due 01/01/201,3	11,858,131	11,695,674
2014-1, 3.28% due 09/01/211,3	8,220,991	8,297,446
Motel 6 Trust
2015-MTL6, 5.28% due 02/05/303	15,000,000	15,022,980
2015-MTL6, 4.53% due 02/05/303	10,000,000	10,105,840
CSMC Series
2014-ICE, 2.32% due 04/15/271,3	12,350,000	12,313,160
2014-6R, 0.35% due 09/27/361,3	1,383,003	1,313,474
HarborView Mortgage Loan Trust
2006-14, 0.33% due 01/25/471	12,224,145	9,372,142
2006-12, 0.37% due 01/19/381	3,948,341	3,335,191
Morgan Stanley Capital I Trust
2015-XLF1, 2.35% due 08/13/161,3	7,600,000	7,600,935
COMM Mortgage Trust
2014-KYO, 2.53% due 06/11/271,3	6,000,000	5,994,090
SRERS-2011 Funding Ltd.
2011-RS, 0.43% due 05/09/461,3	5,947,186	5,654,584
Resource Capital Corporation Ltd.
2015-CRE3, 3.32% due 03/15/321,3	3,000,000	2,999,994
2014-CRE2, 2.68% due 04/15/321,3	1,000,000	987,095
Nomura Resecuritization Trust
2015-4R, 0.61% due 03/26/361,3	3,300,000	2,984,438
2012-1R, 0.62% due 08/27/471,3	451,672	417,796
Hilton USA Trust
2013-HLT, 5.22% due 11/05/181,3	3,000,000	3,081,471
CSAIL 2015-C1 Commercial Mortgage Trust
2015-C1, 1.12% due 04/15/501	35,000,000	2,456,230
GAHR Commericial Mortgage Trust
2015-NRF, 3.38% due 12/15/193	2,250,000	2,225,716
CDGJ Commercial Mortgage Trust
2014-BXCH, 4.42% due 12/15/271,3	2,000,000	2,002,682
CSMC Trust
2014-SURF, 3.28% due 02/15/291,3	2,000,000	1,997,664
LSTAR Commercial Mortgage Trust
2011-1, 5.42% due 06/25/431,3	1,000,000	1,014,799

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

Morgan Stanley Re-REMIC Trust
2010-R5, 0.48% due 06/26/361,3	$629,796	$452,590
Total Collateralized Mortgage Obligations
(Cost $140,082,743)		140,482,274

SENIOR FLOATING RATE INTERESTS††,1,11 - 6.6%

COMMUNICATIONS - 1.4%
Avaya, Inc.
4.68% due 10/26/17	4,811,236	4,731,418
6.50% due 03/31/18	1,397,494	1,393,036
Univision Communications, Inc.
4.00% due 03/01/20	3,291,344	3,283,618
Charter Communications Operating LLC
4.25% due 09/10/21	3,000,000	3,023,340
Internet Brands
5.00% due 07/08/21	1,885,230	1,882,289
Light Tower Fiber LLC
4.00% due 04/13/20	1,591,223	1,584,270
EMI Music Publishing
3.75% due 06/29/18	1,250,000	1,247,738
Proquest LLC
5.25% due 10/24/21	1,000,000	1,000,940
Ziggo BV
3.50% due 01/15/22	1,000,000	993,330
Interactive Data Corp.
4.75% due 05/02/21	397,000	398,572
Total Communications		19,538,551

CONSUMER, CYCLICAL - 1.2%
Party City Holdings, Inc.
4.00% due 07/27/19	2,300,000	2,296,158
Warner Music Group
3.75% due 07/01/20	2,094,180	2,041,825
Equinox Fitness
5.00% due 01/31/20	1,695,729	1,699,968
Eyemart Express
5.00% due 12/18/21	1,500,000	1,507,500
Burger King Corp.
4.50% due 10/27/21	1,486,756	1,500,791
Mattress Firm
5.25% due 10/20/21	1,246,875	1,254,668
BBB Industries, LLC
6.00% due 11/03/21	1,000,000	998,750
Hilton Worldwide Holdings, Inc.
3.50% due 10/26/20	950,980	951,846
1-800 Contacts, Inc.
4.25% due 01/29/21	746,622	743,822
ServiceMaster Co.
4.25% due 07/01/21	696,500	693,018
Neiman Marcus Group, Inc.
4.25% due 10/25/20	594,000	591,660
Michaels Stores, Inc.
4.00% due 01/28/20	547,250	548,717
Sears Holdings Corp.
5.50% due 06/30/18	497,984	490,046
Compucom Systems, Inc.
4.25% due 05/07/20	300,000	279,000
Container Store, Inc.
4.25% due 04/06/19	259,881	258,581
Fleetpride Corp.
5.25% due 11/19/19	159,075	157,683
Capital Automotive LP
6.00% due 04/30/20	140,000	142,100
Navistar, Inc.
5.75% due 08/17/17	62,500	62,734
Total Consumer, Cyclical		16,218,867

INDUSTRIAL - 1.1%
Travelport Holdings LLC
5.75% due 09/02/21	7,231,875	7,291,249
Rise Ltd.
4.74% due 02/12/39	5,174,219	5,213,025
Brickman Group Holdings, Inc.
4.00% due 12/18/20	895,233	890,506
Hardware Holdings LLC
6.75% due 03/30/206	845,750	820,378

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

CareCore National LLC
5.50% due 03/05/21	$596,985	$599,970
AABS Ltd.
4.87% due 01/15/38	433,988	441,583
Wencor Group
4.50% due 06/19/21	298,542	297,049
CPM Acquisition Corp.
6.25% due 08/29/17	160,440	160,440
10.25% due 03/01/18	70,000	70,000
Thermasys Corp.
5.25% due 05/03/19	96,250	96,009
Total Industrial		15,880,209

CONSUMER, NON-CYCLICAL - 0.9%
Albertson’s (Safeway) Holdings LLC
5.50% due 08/25/21	6,850,000	6,904,252
One Call Medical, Inc.
5.00% due 11/27/20	1,695,707	1,694,995
Hanesbrands, Inc.
3.50% due 07/30/21	EUR 1,290,250	1,392,541
Grocery Outlet, Inc.
5.75% due 10/21/21	997,500	1,000,622
Mallinckrodt International Finance
3.25% due 03/19/21	498,741	497,184
Siemens Audiology Solutions
5.50% due 01/17/22	400,000	404,752
Performance Food Group
6.25% due 11/14/19	347,478	347,766
Sage Products, Inc.
5.00% due 12/13/19	187,122	188,759
Arctic Glacier Holdings, Inc.
6.00% due 05/10/19	120,859	119,953
Total Consumer, Non-cyclical		12,550,824

BASIC MATERIALS - 0.9%
Fortescue Metals Group Ltd.
3.75% due 06/30/19	13,017,828	11,735,312
Platform Specialty Products
4.75% due 06/07/20	498,750	501,348
Total Basic Materials		12,236,660

TECHNOLOGY - 0.6%
Avago Technologies Ltd.
3.75% due 05/06/21	2,462,973	2,466,520
TIBCO Software, Inc.
6.50% due 12/04/20	2,000,000	1,998,120
Advanced Computer Software
10.50% due 01/31/23	2,000,000	1,920,000
Micro Focus International plc
5.25% due 11/19/21	661,765	662,757
EIG Investors Corp.
5.00% due 11/09/19	635,448	637,437
Deltek, Inc.
4.50% due 10/10/18	614,767	615,726
Sabre, Inc.
4.00% due 02/19/19	369,816	369,816
Evergreen Skill
5.75% due 04/28/21	171,250	169,109
Aspect Software, Inc.
7.25% due 05/07/16	16,103	16,022
Total Technology		8,855,507

FINANCIAL - 0.5%
Corporate Capital Trust
4.00% due 05/20/19	4,592,500	4,592,499
National Financial Partners Corp.
4.50% due 07/01/20	1,217,518	1,213,208
Hyperion Insurance
5.50% due 03/26/22	1,000,000	1,005,000
First Data Corp.
3.67% due 03/23/18	320,000	319,680
3.67% due 09/24/18	200,000	199,708
American Stock Transfer & Trust
5.75% due 06/26/20	240,381	239,179
Total Financial		7,569,274
Total Senior Floating Rate Interests
(Cost $92,877,544)		92,849,892

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

MUNICIPAL BONDS†† - 6.5%

NEW JERSEY - 1.5%
New Jersey Transportation Trust Fund Authority Revenue Bonds
0.00% due 12/15/305,8	$14,335,000	$7,337,369
0.00% due 12/15/325,8	11,750,000	5,288,558
New Jersey Economic Development Authority Revenue Bonds
7.43% due 02/15/29	6,475,000	8,143,736
Total New Jersey		20,769,663

CALIFORNIA - 1.3%
Alhambra Unified School District General Obligation Unlimited
0.00% due 08/01/405	5,850,000	2,063,471
0.00% due 08/01/425	5,760,000	1,844,410
Long Beach Unified School District General Obligation Unlimited
0.00% due 08/01/375	4,700,000	1,879,295
0.00% due 08/01/385	3,000,000	1,144,620
0.00% due 08/01/335	1,300,000	626,288
San Marcos Unified School District General Obligation Unlimited
0.00% due 08/01/475,8	13,100,000	3,289,279
Antelope Valley Community College District General Obligation Unlimited
0.00% due 08/01/345	5,600,000	2,478,896
San Diego Unified School District General Obligation Unlimited
0.00% due 07/01/445	8,000,000	2,351,520
Stockton Unified School District General Obligation Unlimited
0.00% due 08/01/365	1,950,000	836,745
0.00% due 08/01/355	1,265,000	565,847
San Francisco City & County Redevelopment Agency Tax Allocation
4.87% due 08/01/35	500,000	513,780
Inland Valley Development Agency Tax Allocation
5.50% due 03/01/33	400,000	438,876
Total California		18,033,027

ILLINOIS - 1.0%
State of Illinois General Obligation Unlimited
5.65% due 12/01/388	5,350,000	5,689,564
6.90% due 03/01/35	1,600,000	1,891,552
6.63% due 02/01/35	500,000	570,965
County of Cook Illinois General Obligation Unlimited
6.23% due 11/15/348	2,300,000	2,623,725
City of Chicago Illinois General Obligation Unlimited
5.43% due 01/01/42	1,000,000	921,470
6.05% due 01/01/29	500,000	507,915
6.31% due 01/01/44	300,000	307,896
5.00% due 01/01/27	200,000	214,642
0.00% due 01/01/305	310,000	162,905
Chicago Transit Authority Revenue Bonds
6.20% due 12/01/40	1,000,000	1,192,000
Chicago, Illinois, Second Lien Wastewater Transmission Revenue Project Bonds, Taxable Build America Bonds
6.90% due 01/01/40	260,000	341,253
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/44	250,000	286,928
Total Illinois		14,710,815

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

TEXAS - 0.8%
Harris County-Houston Sports Authority Revenue Bonds
0.00% due 11/15/465,8	$15,315,000	$3,576,359
0.00% due 11/15/425	6,315,000	1,819,604
0.00% due 11/15/485	7,965,000	1,672,252
0.00% due 11/15/445	4,250,000	1,102,875
Dallas, Texas, Convention Center Hotel Development Corporation, Hotel Revenue Bonds, Taxable Build America Bonds
7.09% due 01/01/428	2,000,000	2,644,420
Total Texas		10,815,510

PUERTO RICO - 0.7%
Puerto Rico Highways & Transportation Authority Revenue Bonds
5.25% due 07/01/35	1,250,000	1,283,450
4.95% due 07/01/26	850,000	875,543
5.50% due 07/01/28	800,000	846,312
5.00% due 07/01/29	765,000	764,633
Commonwealth of Puerto Rico General Obligation Unlimited
5.00% due 07/01/31	1,500,000	1,512,555
5.13% due 07/01/30	1,035,000	1,035,145
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue Bonds
5.13% due 07/01/47	2,000,000	1,992,020
Puerto Rico Electric Power Authority Revenue Bonds
0.70% due 07/01/291	1,000,000	742,890
5.00% due 07/01/24	400,000	399,964
Puerto Rico Municipal Finance Agency General Obligation Unlimited
5.00% due 08/01/27	550,000	542,003
Total Puerto Rico		9,994,515

FLORIDA - 0.4%
County of Miami-Dade Florida Revenue Bonds
0.00% due 10/01/455,8	13,000,000	3,196,700
0.00% due 10/01/425,8	10,000,000	2,827,600
Total Florida		6,024,300

MICHIGAN - 0.4%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39	4,900,000	6,000,931

ALABAMA - 0.2%
County of Jefferson Alabama Sewer Revenue Revenue Bonds
0.00% due 10/01/365	2,350,000	705,447
0.00% due 10/01/345	1,800,000	615,564
0.00% due 10/01/355	1,375,000	440,550
0.00% due 10/01/315	725,000	307,371
0.00% due 10/01/325	720,000	283,579
Total Alabama		2,352,511

NEW YORK - 0.1%
Port Auth NY & NJ-182
5.31% due 08/01/46	1,500,000	1,660,890

CONNECTICUT - 0.1%
Town of Hamden Connecticut General Obligation Unlimited
5.20% due 08/15/44	750,000	754,395

MASSACHUSETTS - 0.0%
Massachusetts Housing Finance Agency Revenue Bonds
4.51% due 12/01/40	400,000	401,756
Total Municipal Bonds
(Cost $89,237,800)		91,518,313

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Face Amount	Value

U.S. GOVERNMENT SECURITIES†† - 1.6%
U.S. Treasury Bonds
0.00% due 11/15/445	$21,525,000	$9,938,500
8.13% due 05/15/21	1,000,000	1,383,125
4.38% due 05/15/40	1,000,000	1,351,172
8.75% due 08/15/20	500,000	689,805
3.88% due 08/15/40	500,000	629,414
6.13% due 11/15/27	400,000	579,188
Total U.S. Treasury Bonds		14,571,204
U.S. Treasury Notes
1.38% due 12/31/18	1,800,000	1,815,609
2.25% due 11/15/24	1,186,000	1,219,264
3.13% due 05/15/19	1,000,000	1,075,781
2.88% due 03/31/18	1,000,000	1,058,359
2.38% due 06/30/18	800,000	835,250
2.75% due 02/28/18	500,000	527,031
2.38% due 05/31/18	500,000	522,110
1.38% due 09/30/18	500,000	505,313
1.25% due 10/31/18	400,000	402,156
Total U.S. Treasury Notes		7,960,873
Total U.S. Government Securities
(Cost $22,182,212)		22,532,077

FOREIGN GOVERNMENT BONDS†† - 1.2%
Kenya Government International Bond
6.88% due 06/24/243,8	8,950,000	9,346,038
Mexico Government International Bond
4.60% due 01/23/468	7,100,000	7,259,750
Total Foreign Government Bonds
(Cost $16,255,149)		16,605,788

FEDERAL AGENCY NOTES†† - 0.4%
Freddie Mac9
2.38% due 01/13/22	5,000,000	5,170,485
Total Federal Agency Notes
(Cost $5,125,650)		5,170,485

REPURCHASE AGREEMENTS††,6,10 - 1.7%
Jefferies & Company, Inc.
issued 03/06/15 at 3.18% due 04/06/15	14,509,000	14,509,000
issued 03/30/15 at 3.18% due 05/07/15	3,700,000	3,700,000
issued 03/30/15 at 2.68% due 04/24/15	3,692,000	3,692,000
issued 03/30/15 at 3.18% due 04/24/15	1,000,000	1,000,000
issued 03/10/15 at 2.68% due 04/08/15	917,000	917,000
issued 03/30/15 at 2.68% due 05/07/15	395,000	395,000
issued 03/09/15 at 2.43% due 04/05/15	332,290	332,290
Total Repurchase Agreements
(Cost $24,545,290)		24,545,290

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2015
TOTAL RETURN BOND FUND

	Contracts	Value

OPTIONS PURCHASED† - 0.2%
Call options on:
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $109	15,000	$1,800,000
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $134	5,859	1,177,659
Total Options Purchased
(Cost $3,384,288)		2,977,659

Total Investments - 115.9%
(Cost $1,618,645,072)		$1,630,091,951

OPTIONS WRITTEN† - (0.1)%
Call options on:
iShares 20+ Year Treasury Bond ETF Expiring September 2015 with strike price of $139	5,859	(550,746)
iShares 7-10 Year Treasury Bond ETF Expiring September 2015 with strike price of $111	15,000	(1,275,000)
Total Options Written
(Premiums received $1,584,336)		$(1,825,746)
Other Assets & Liabilities, net - (15.8)%		(221,953,150)
Total Net Assets - 100.0%		$1,406,313,055

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2015
TOTAL RETURN BOND FUND

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Merrill Lynch	Pay	3-Month USD-LIBOR	2.06%	12/24/21	$23,000,000	$427,800	$427,800
Merrill Lynch	Pay	3-Month USD-LIBOR	2.23%	03/13/25	6,000,000	109,800	109,800
Merrill Lynch	Pay	3-Month USD-LIBOR	2.29%	12/24/24	3,000,000	74,100	74,100
							$611,700

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2015	Net Unrealized Appreciation
BNY Mellon	1,800,000	EUR	04/07/15	$1,984,896	$1,935,279	$49,617

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	Variable rate security. Rate indicated is rate effective at March 31, 2015.
2	Perpetual maturity.
3
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $749,315,015 (cost $745,199,143), or 53.3% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

4	Affiliated issuer — See Note 9.
5	Zero coupon rate security.
6	Illiquid security.
7	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
8	Security or a portion thereof is held as collateral for reverse repurchase agreements — See Note 13.
9	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
10	Repurchase Agreements — See Note 12.
11	The face amount is denominated in U.S. Dollars unless otherwise noted.
12
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $1,643,678 (cost $1,645,579), or 0.1% of total net assets — See Note 14.

13	Residual interest.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
TOTAL RETURN BOND FUND

March 31, 2015

Assets:
Investments in unaffiliated issuers, at value (cost $1,560,098,237)	$1,571,441,478
Investments in affiliated issuers, at value (cost $34,001,545)	34,105,183
Repurchase agreements, at value (cost $24,545,290)	24,545,290
Total investments (cost $1,618,645,072)	1,630,091,951
Foreign currency, at value (cost $7,820)	7,820
Cash	22,535,281
Segregated cash with broker	1,094,886
Unrealized appreciation on swap agreements	611,700
Prepaid expenses	95,172
Unrealized appreciation on forward foreign currency exchange contracts	49,617
Receivables:
Fund shares sold	12,292,428
Interest	7,407,437
Securities sold	2,396,643
Swap settlement	150,243
Dividends	89,606
Total assets	1,676,822,784

Liabilities:
Reverse Repurchase Agreements	160,566,149
Options written, at value (premiums received $1,584,336)	1,825,746
Segregated cash from broker	697,802
Unfunded loan commitments, at value (Note 10) (proceeds $62)	59
Payable for:
Securities purchased	103,408,229
Fund shares redeemed	2,547,914
Management fees	336,326
Distribution and service fees	120,148
Fund accounting/administration fees	104,887
Transfer agent/maintenance fees	29,634
Trustees’ fees*	2,364
Miscellaneous	870,471
Total liabilities	270,509,729
Net assets	$1,406,313,055

Net assets consist of:
Paid in capital	$1,396,537,448
Distributions in excess of net investment income	(6,382,571)
Accumulated net realized gain on investments	4,291,402
Net unrealized appreciation on investments	11,866,776
Net assets	$1,406,313,055

A-Class:
Net assets	$352,955,248
Capital shares outstanding	12,995,526
Net asset value per share	$27.16
Maximum offering price per share (Net asset value divided by 95.25%)	$28.51

C-Class:
Net assets	$62,042,740
Capital shares outstanding	2,284,522
Net asset value per share	$27.16

Institutional Class:
Net assets	$991,315,067
Capital shares outstanding	36,458,860
Net asset value per share	$27.19

*	Relates to Trustees not deemed ”interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

STATEMENT OF OPERATIONS (Unaudited)
TOTAL RETURN BOND FUND

Period Ended March 31, 2015

Investment Income:
Interest	$15,680,918
Dividends from securities of unaffiliated issuers	312,808
Dividends from securities of affiliated issuers	78,883
Total investment income	16,072,609

Expenses:
Management fees	1,967,081
Transfer agent/maintenance fees:
A-Class	160,803
C-Class	17,166
Institutional Class	109,674
Distribution and service fees:
A-Class	251,810
C-Class	202,388
Fund accounting/administration fees	373,740
Short interest expense	52,558
Trustees’ fees*	25,928
Line of credit fees	21,221
Custodian fees	12,043
Tax expense	14
Miscellaneous	170,680
Total expenses	3,365,106
Less:
Expenses waived by Adviser	(590,995)
Expenses waived by Transfer Agent
A-Class	(57,158)
C-Class	(2,525)
Institutional Class	(109,674)
Total waived expenses	(760,352)
Net expenses	2,604,754
Net investment income	13,467,855

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$2,051,653
Investments in affiliated issuers	(22,805)
Swap agreements	2,333,156
Foreign currency	59,054
Forward foreign currency exchange contracts	353,744
Realized gain distributions received from investment company shares	875
Net realized gain	4,775,677
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	7,036,550
Investments in affiliated issuers	109,328
Swap agreements	(74,350)
Options purchased	(406,629)
Options written	(241,410)
Foreign currency	(101,252)
Forward foreign currency exchange contracts	25,808
Net change in unrealized appreciation (depreciation)	6,348,045
Net realized and unrealized gain	11,123,722
Net increase in net assets resulting from operations	$24,591,577

*	Relates to Trustees not deemed ”interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
TOTAL RETURN BOND FUND

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,467,855	$8,940,719
Net realized gain on investments	4,775,677	1,657,336
Net change in unrealized appreciation (depreciation) on investments	6,348,045	6,412,075
Net increase in net assets resulting from operations	24,591,577	17,010,130

Distributions to shareholders from:
Net investment income
A-Class	(3,962,406)	(4,018,032)
C-Class	(648,130)	(745,825)
Institutional Class	(11,681,408)	(6,681,315)
Net realized gains
A-Class	(151,030)	—
C-Class	(42,876)	—
Institutional Class	(494,795)	—
Total distributions to shareholders	(16,980,645)	(11,445,172)

Capital share transactions:
Proceeds from sale of shares
A-Class	290,389,691	73,424,986
C-Class	38,468,353	12,451,028
Institutional Class	821,706,177	248,033,503
Distributions reinvested
A-Class	3,760,175	3,570,349
C-Class	530,485	648,333
Institutional Class	9,658,492	5,534,525
Cost of shares redeemed
A-Class	(34,012,918)	(62,746,577)
C-Class	(2,437,176)	(4,094,381)
Institutional Class	(115,941,832)	(64,105,887)
Net increase from capital share transactions	1,012,121,447	212,715,879
Net increase in net assets	1,019,732,379	218,280,837

Net assets:
Beginning of period	386,580,676	168,299,839
End of period	$1,406,313,055	$386,580,676
Distributions in excess of net investment income at end of period	$(6,382,571)	$(2,009,658)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

STATEMENTS OF CHANGES IN NET ASSETS(concluded)
TOTAL RETURN BOND FUND

	Period Ended March 31, 2015 (Unaudited)	Year Ended September 30, 2014
Capital share activity:
Shares sold
A-Class	10,744,286	2,741,493
C-Class	1,422,968	463,711
Institutional Class	30,350,476	9,217,148
Shares issued from reinvestment of distributions
A-Class	138,754	133,810
C-Class	19,590	24,313
Institutional Class	356,090	206,692
Shares redeemed
A-Class	(1,258,262)	(2,345,333)
C-Class	(90,137)	(154,292)
Institutional Class	(4,284,893)	(2,377,106)
Net increase in shares	37,398,872	7,910,436

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2015[a]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.94	$26.16	$26.51	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.43	1.01	1.20	1.08
Net gain (loss) on investments (realized and unrealized)	.36	1.13	(.28)	1.35
Total from investment operations	.79	2.14	.92	2.43
Less distributions from:
Net investment income	(.53)	(1.36)	(1.23)	(.92)
Net realized gains	(.04)	—	(.04)	—
Total distributions	(.57)	(1.36)	(1.27)	(.92)
Net asset value, end of period	$27.16	$26.94	$26.16	$26.51

Total Return[f]	2.95%	8.34%	3.53%	9.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$352,955	$90,805	$74,328	$30,689
Ratios to average net assets:
Net investment income (loss)	3.22%	3.80%	4.47%	5.10%
Total expenses[d]	1.07%	1.19%	1.27%	1.51%
Net expenses[e,g]	0.87%	0.94%	0.98%	0.85%
Portfolio turnover rate	22%	52%	94%	69%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2015[a]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.94	$26.16	$26.50	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.34	.82	.99	.94
Net gain (loss) on investments (realized and unrealized)	.36	1.12	(.27)	1.32
Total from investment operations	.70	1.94	.72	2.26
Less distributions from:
Net investment income	(.44)	(1.16)	(1.02)	(.76)
Net realized gains	(.04)	—	(.04)	—
Total distributions	(.48)	(1.16)	(1.06)	(.76)
Net asset value, end of period	$27.16	$26.94	$26.16	$26.50

Total Return[f]	2.59%	7.58%	2.77%	9.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,043	$25,107	$15,654	$6,607
Ratios to average net assets:
Net investment income (loss)	2.49%	3.10%	3.70%	4.38%
Total expenses[d]	1.75%	1.90%	2.07%	2.26%
Net expenses[e,g]	1.58%	1.66%	1.77%	1.63%
Portfolio turnover rate	22%	52%	94%	69%

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2015[a]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.97	$26.19	$26.54	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.48	1.09	1.28	1.06
Net gain (loss) on investments (realized and unrealized)	.36	1.14	(.27)	1.44
Total from investment operations	.84	2.23	1.01	2.50
Less distributions from:
Net investment income	(.58)	(1.45)	(1.32)	(.96)
Net realized gains	(.04)	—	(.04)	—
Total distributions	(.62)	(1.45)	(1.36)	(.96)
Net asset value, end of period	$27.19	$26.97	$26.19	$26.54

Total Return[f]	3.14%	8.74%	3.88%	10.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$991,315	$270,668	$78,318	$44,566
Ratios to average net assets:
Net investment income (loss)	3.57%	4.09%	4.78%	4.91%
Total expenses[d]	0.71%	0.81%	0.89%	0.99%
Net expenses[e,g]	0.52%	0.57%	0.64%	0.52%
Portfolio turnover rate	22%	52%	94%	69%

[a]	Unaudited figures for the period ended March 31, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the operating expense ratios for the periods would be:

	03/31/15	09/30/14	09/30/13	09/30/12
A-Class	0.85%	0.86%	0.86%	0.82%
C-Class	1.57%	1.58%	1.64%	1.59%
Institutional Class	0.50%	0.50%	0.52%	0.50%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of four separate classes of shares, A-Class shares, B-Class shares, C-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares were offered without a front-end sales charge, but were subject to a CDSC of up to 5% for five years and convert to A-Class shares after eight years. Effective January 4, 2010, subscriptions for B-Class shares are no longer accepted. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares have a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC. At March 31, 2015, the Trust consisted of eighteen funds.

This report covers the Total Return Bond Fund (the “Fund”), while the other funds are in separate reports. Only A-Class, C-Class and Institutional shares had been issued by the Fund.

The Fund was previously a series (the “Predecessor Fund”) of Security Income Fund, a different registered open-end investment company, which was organized as a Kansas corporation. In January 2014, at a special meeting of shareholders, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Fund, corresponding “shell” series of the Trust. The Fund succeeded to the accounting and performance history of the Predecessor Fund. Any such historical information provided for the Fund that relates to periods prior to January 28, 2014, therefore, is that of the Predecessor Fund.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currency are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board of Trustees has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Typically loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.

The value of interest rate swap agreements entered into by a Fund are accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security). In connection with derivative investments such factors may include, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedule of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2015.

D. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

E. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

G. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

H. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I. The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

K. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2015, there were no earnings credits received.

L. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

M. Under the Fund's organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

2. Financial Instruments

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities.

An option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security (put option) or the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security (call option) at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities and a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Fund.

RFS provides transfer agent services to the Fund for fees calculated at the rates below which are assessed to the applicable class of the Fund. For these services, RFS receives the following:

Annual charge per account	$5.00 – $8.00
Transaction fee	$0.60 – $1.10
Minimum annual charge per Fund†	$25,000
Certain out-of-pocket charges	Varies

†	Not subject to Fund during first twelve months of operations.

RFS also acts as the administrative agent for the Fund, and as such performs administrative functions and the bookkeeping, accounting and pricing functions for the Fund. For these services, RFS receives 0.095% of the average daily net assets of the Fund. The minimum annual charge for administrative fees is $25,000.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Fund has adopted Distribution Plans related to the offering of A-Class and C-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class shares and 1.00% of the average daily net assets of the Fund’s C-Class shares.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The investment advisory contract for the following Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Total Return Bond Fund - A-Class	0.90%	11/30/12	02/01/16
Total Return Bond Fund - C-Class	1.65%	11/30/12	02/01/16
Total Return Bond Fund - Institutional Class	0.50%	11/30/12	02/01/16

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2015, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2015	Expires 2016	Expires 2017	Expires 2018	Fund Total
Total Return Bond Fund	$154,714	$462,339	$561,202	$753,086	$1,931,341

For the period ended March 31, 2015, no amounts were recouped by GI.

If a Fund invests in an affiliated fund, the investing Fund’s Adviser has agreed to waive fees at the investing fund level through February 1, 2016. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI.

During the period ended March 31, 2015, the following fund waived advisory fees related to investments in the affiliated funds.

Fund	Amount
Total Return Bond Fund	$7,266

For the period ended March 31, 2015, GFD retained sales charges of $3,966 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2015:

	Level 1 Investments In Securities	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
Total Return Bond Fund	$178,949,963	$1,425,006,810	$661,317	$26,135,178	$1,630,753,268

Liabilities
Total Return Bond Fund	$1,825,746	$—	$—	$—	$1,825,746

*	Other financial instruments may include forward foreign currency exchange contracts and/or swaps, which are reported as unrealized gain/loss at period end.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Independent pricing services are used to value a majority of the Fund's investments. When values are not available from a pricing service, they may be computed by the Fund's investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund's assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates. The Fund's fair valuation guidelines were recently revised to transition such monthly indicative quoted securities from Level 2 to Level 3.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of significant unobservable inputs used in the fair value valuation of assets and liabilities categorized within level 3 of the fair value hierarchy.

Fund	Category and Subcategory	Ending Balance at 03/31/15	Valuation Technique	Unobservable Inputs
	Investments, at value
Total Return Bond Fund	Asset-Backed Securities	$14,252,108	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
		50	Option Adjusted Spread off 60 day or greater broker mark over the 3 month LIBOR	Indicative Quote
	Total Asset-Backed Securities	14,252,108
	Mortgage-Backed Securities	9,509,143	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote
	Corporate Bonds	2,373,927	Option Adjusted Spread off the month end broker mark over the 3 month LIBOR	Indicative Quote

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognized transfers between the levels as of the beginning of the period. As of March 31, 2015, the Fund had transfers in/out of Level 3 due to changes in securities valuation method. See the table below for changes to and from Level 2 and Level 3. There were no other securities that transferred between levels.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets and liabilities for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2015:

LEVEL 3 – Fair value measurement using significant unobservable inputs

	Mortgage- Backed Securities	Asset- Backed Securities	Corporate Bonds	Total
Total Return Bond Fund
Assets:
Beginning Balance	$947,112	$1,827,929	$3,121,033	$5,896,074
Purchases	7,331,908	13,142,830	1,209,700	21,684,438
Sales	(6,386)	(243,288)	(652,725)	(902,399)
Total realized gains or losses included in earnings	—	—	15,625	15,625
Total change in unrealized gains or losses included in earnings	102,573	5,887	(81,256)	27,204
Transfers in Level 3	1,133,936	50	—	1,133,986
Transfers out of Level 3	—	(481,300)	(1,238,450)	(1,719,750)
Ending Balance	$9,509,143	$14,252,108	$2,373,927	$26,135,178

5. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The Fund utilized derivatives for hedging and duration purposes.

The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Fund’s net assets on a quarterly basis.

Approximate percentage of Fund's Net Assets on a quarterly basis
Fund	Long
Total Return Bond Fund	5%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Fund's Statement of Assets and Liabilities as of March 31, 2015:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Currency/Interest Rate contracts	Unrealized appreciation on forward foreign currency exchange contracts	Options, written at value
Unrealized appreciation on swap agreements
Investments in unaffiliated issuers, at value

The following table sets forth the fair value of the Fund's derivative investments categorized by primary risk exposure at March 31, 2015:

Asset Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
Total Return Bond Fund	$49,617	$611,700	$—	$2,977,659	$3,638,976

Liability Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
Total Return Bond Fund	$—	$—	$1,825,746	$—	$1,825,746

The following is a summary of the location of derivative investments on the Fund's Statement of Operations for the period ended March 31, 2015:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency/Interest Rate contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on options purchased
Net change in unrealized appreciation (depreciation) on options written
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Fund's realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2015:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Forward Foreign Currency Exchange Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
Total Return Bond Fund	$353,744	$2,333,156	$—	$—	$2,686,900

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Forward Foreign Currency Exchange Contracts	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Total
Total Return Bond Fund	$25,808	$(74,350)	$(241,410)	$(406,629)	$(696,581)

6. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

At March 31, 2015, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Total Return Bond Fund	$1,621,733,046	$19,866,629	$(11,507,723)	$8,358,906

7. Securities Transactions

For the period ended March 31, 2015, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Total Return Bond Fund	$1,233,084,057	$179,415,496

For the period ended March 31, 2015, the cost of purchases and sales of government securities were:

Fund	Purchases	Sales
Total Return Bond Fund	$5,010,547	$2,098,313

8. Options Written

Information as to options written by the Fund during the period ended March 31, 2015, and options outstanding at period end is provided below:

Written Call Options
Total Return Bond Fund
	Number of Contracts	Premium Amount
Balance at September 30, 2014	—	$—
Options Written	20,859	1,584,336
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	—	—
Balance at March 31, 2015	20,859	$1,584,336

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

9. Affiliated and/or Related Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, and Guggenheim Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2014 is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at http://www.sec.gov.

Transactions during the period ended March 31, 2015 in which the portfolio company is an “affiliated person” are as follows:

Affiliated issuers by Fund	Value 09/30/14	Additions	Reductions	Value 03/31/15	Shares 03/31/15	Investment Income	Realized Gain (Loss)	Capital Gain Distributions
Total Return Bond Fund
Limited Duration Fund - Institutional Class	$2,059,674	$520,841	$(2,563,399)	$—	—	$19,975	$(22,805)	$875
Guggenheim Strategy Fund I	—	33,000,448	—	33,037,683	1,326,815	13,383	—	—
Guggenheim Strategic Opportunities Fund	—	990,390	—	1,067,500	50,000	45,525	—	—
	$2,059,674	$34,511,679	$(2,563,399)	$34,105,183		$78,883	$(22,805)	$875

10. Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2015. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The unfunded loan commitments as of March 31, 2015 were as follows:

Borrower	Maturity Date	Face Amount	Value
Total Return Bond Fund
Cartrawler	06/30/15	$6,500,000	$—
Acosta, Inc.	09/26/19	2,200,000	—
SS&C Technologies, Inc.	02/27/16	2,000,000	—
Rite Aid Corp.	08/10/15	1,650,000	—
Internet Brands	07/08/21	11,959	59
		$12,361,959	$59

11. Line of Credit

The Trust, with the exception of Alpha Opportunity Fund and Capital Stewardship Fund, secured a committed, $625,000,000 line of credit from Citibank, N.A., good through October 9, 2015, at which time the line of credit may be renewed. This line of credit is reserved for emergency or temporary purposes. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1.0%, and the Fed Funds rate, plus 0.50%. The Trust did not have any borrowings under this agreement as of and for the period-ended March 31, 2015. The Trust also pays a commitment fee at an annualized rate of 0.07% of the average daily amount of their unused commitment amount.

12. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Total Return Bond Fund	Jefferies & Company, Inc.
	2.43% - 3.18%			Acis CLO Ltd.
	Due 04/05/15 -			0.00%
	05/07/15	$24,545,290	$24,610,154	02/02/26	$19,875,000	$14,935,653
				Puerto Rico Sales Tax Financing Corp.
				0.00%
				08/01/39	12,317,500	1,243,000

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
				Venture CDO Ltd.
				0.00%
				02/28/24	$ 5,000,000	$ 4,050,000
				Government Development Bank for Puerto Rico
				5.00%
				08/01/23	3,802,500	1,988,631
				Countrywide Alternative Loan Trust
				1.51%
				11/25/47	1,922,400	1,458,039
				Aegis Asset Backed Securities Trust
				0.64%
				10/25/35	1,256,250	813,249
				Puerto Rico Public Finance Corp.
				6.00%
				08/01/26	707,000	372,313
				Jasper CLO Ltd.
				6.00%
				08/01/17	2,500	1,200,000

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

13. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2015, the Fund entered into reverse repurchase agreements as follows:

Fund	Number of Days outstanding	Balance at March 31, 2015	Average balance outstanding	Average interest rate
Total Return Bond Fund	182	$160,566,149	$27,394,183	0.38%

14. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Total Return Bond Fund	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	$1,200,000	$1,230,000
	Cadence Financial Corp.
	4.88% due 06/28/19	06/06/14	250,000	252,390
	Odebrecht Drilling Norbe VIII/IX Ltd.
	6.35% due 06/30/21	12/01/11	195,579	161,288
			1,645,579	1,643,678

15. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Total Return Bond Fund	Forward foreign currency exchange contracts	$49,617	$—	$49,617	$—	$—	$49,617

[1]	Centrally cleared swaps are excluded from these reported amounts.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

16. Subsequent Events

P-Class Shares to be Offered

Effective following the close of business on April 30, 2015, or such later date as may be determined appropriate by management, Total Return Bond Fund (the “Fund”), a separate series of Guggenheim Funds Trust, will offer P-Class shares.

P-Class shares of the Fund are offered primarily through broker/dealers and other financial intermediaries with which Guggenheim Funds Distributors, LLC has an agreement for the use of P-Class shares of the Fund in investment products, programs or accounts. P-Class shares do not have a minimum initial investment amount, subsequent investment amount or a minimum account balance. The Fund reserves the right to modify its minimum investment amount and account balance requirements at any time, with or without prior notice to you.

Shareholders who currently have accounts held directly at Guggenheim Investments will not be permitted to purchase P-Class shares.

For more information, or to request copies of the Fund’s prospectuses, call Client Services at 800.820.0888 or visiting guggenheiminvestments.com.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In each Fund’s registration statement, the Funds have investment policies relating to concentration in specific industries. For purposes of these investment policies, the Funds usually classify industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	91	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee and Vice Chairman of the Board	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	87	None.
Jerry B. Farley (1946)	Trustee and Vice Chairman of the Audit Committee	Since 2005	Current: President, Washburn University (1997-present).	87	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and President, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	87
Current: Zincore Metals, Inc. (2009-present).

Former: Mercator Minerals Ltd. (2013-2014); First Americas Gold Corp. (2012-2014); Blue Sky Uranium Corp. (2011-2012); Axiom Gold and Silver Corp. (2011-2012); Stratagold Corp. (2003-2009); GFM Resources Ltd. (2005-2010).

Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	87	Current: Peabody Energy Company (2003-present); GP Natural Resource Partners, LLC (2002- present).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Nyberg & Cassioppi, LLC (2000-present). Former: Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	93	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee and Vice Chairman of the Contracts Review Committee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	87	Current: Fort Hays State University Foundation (1999-present); Stormont-Vail Foundation (2013-present); University of Minnesota HealthCare Alumni Association Foundation (2009-present).
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	90	Former: Bennett Group of Funds (2011-2013).

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	221
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
Joseph M. Arruda (1966)	Assistant Treasurer	Since 2010
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Mark J. Furjanic (1959)	Assistant Treasurer	Since 2014	Current: Vice President, Guggenheim Investments (2005-present); Assistant Treasurer, certain other funds in the Fund Complex (2008-present). Former: Senior Manager, Ernst & Young LLP (1999-2005).
James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014	Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Associate, Guggenheim Investments (2012-present). Former: J.D., University of Kansas School of Law (2009-2012).
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Alison Santay (1974)	AML Officer	Since 2013
Current: AML Officer, certain other funds in the Fund Complex (2010-present); Director and AML Officer, Rydex Fund Services, LLC (2010-present); AML Officer, Security Investors, LLC (2010-present); Director, Shareholder Risk and Compliance, Rydex Fund Services, LLC (2004-present).

Former: AML Officer, Guggenheim Distributors, LLC (2013-2014).

Kimberly Scott (1974)	Assistant Treasurer	Since 2014
Current: Vice President, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, Maryland 20850.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(continued)

new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.            Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.       Exhibits.

(a)(1)	Not applicable.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	June 9, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	June 9, 2015

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 9, 2015

* Print the name and title of each signing officer under his or her signature.